UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-58433

BMO Funds, Inc.

(Exact name of registrant as specified in chart

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices)(Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

BMO Funds, Inc.

Schedule of Investments

November 30, 2018 (Unaudited)

Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 96.8%

Consumer Discretionary - 14.5%

Advertising - 1.3%
Omnicom Group, Inc. (1)	20,982	$1,614,985
Apparel Retail - 1.7%
TJX Cos., Inc.	43,178	2,109,245
Apparel, Accessories & Luxury Goods - 0.3%
Carter’s, Inc. (1)	4,937	456,673
Automotive Retail - 2.0%
AutoZone, Inc. (2)	3,148	2,546,952
Cable & Satellite - 0.4%
Sirius XM Holdings, Inc. (1)	89,376	556,812
Computer & Electronics Retail - 0.3%
Best Buy Co., Inc. (1)	5,480	353,953
Education Services - 3.3%
Bright Horizons Family Solutions, Inc. (1) (2)	22,921	2,789,027
Graham Holdings Co., Class B (1)	806	531,122
Grand Canyon Education, Inc. (1) (2)	7,113	870,347

		4,190,496
General Merchandise Stores - 1.1%
Dollar General Corp. (1)	8,422	934,758
Target Corp. (1)	6,432	456,414

		1,391,172
Movies & Entertainment - 2.2%
Madison Square Garden Co., Class A (2)	2,228	601,605
Walt Disney Co. (1)	18,527	2,139,683

		2,741,288
Publishing - 0.2%
John Wiley & Sons, Inc., Class A (1)	5,347	295,636
Restaurants - 1.2%
Brinker International, Inc. (1)	6,530	333,552
Darden Restaurants, Inc. (1)	10,374	1,146,742

		1,480,294
Specialized Consumer Services - 0.5%
ServiceMaster Global Holdings, Inc. (2)	14,766	653,691

Total Consumer Discretionary		18,391,197

Consumer Staples - 13.8%

Agricultural Products - 0.2%
Ingredion, Inc. (1)	2,447	255,614
Food Distributors - 2.8%
Sysco Corp.	23,330	1,572,442
U.S. Foods Holding Corp. (1) (2)	58,705	1,947,832

		3,520,274
Food Retail - 1.4%
Kroger Co. (1)	43,849	1,300,561
Sprouts Farmers Market, Inc. (1) (2)	22,027	507,062

		1,807,623

Household Products - 0.3%
Church & Dwight Co., Inc. (1)	5,392	356,896
Hypermarkets & Super Centers - 4.1%
Costco Wholesale Corp. (1)	11,234	2,598,199
Walmart, Inc.	26,206	2,559,016

		5,157,215
Packaged Foods & Meats - 1.2%
Flowers Foods, Inc. (1)	49,783	985,206
J.M. Smucker Co. (1)	2,399	250,719
Kellogg Co. (1)	5,480	348,802

		1,584,727
Personal Products - 1.7%
Estee Lauder Cos., Inc., Class A (1)	14,766	2,106,518
Soft Drinks - 2.1%
PepsiCo, Inc. (1)	21,570	2,630,246

Total Consumer Staples		17,419,113

Energy - 4.4%

Integrated Oil & Gas - 3.5%
Chevron Corp.	19,931	2,370,593
Exxon Mobil Corp.	10,413	827,834
Occidental Petroleum Corp. (1)	16,820	1,181,941

		4,380,368
Oil & Gas-Equipment & Services - 0.3%
Schlumberger, Ltd. (1)	8,468	381,907
Oil & Gas-Exploration & Production - 0.2%
ConocoPhillips	4,725	312,700
Oil & Gas-Refining & Marketing - 0.4%
Valero Energy Corp.	6,432	513,917

Total Energy		5,588,892

Financials - 14.2%

Consumer Finance - 1.5%
American Express Co. (1)	17,256	1,937,331
Financial Exchanges & Data - 1.0%
Morningstar, Inc. (1)	10,599	1,252,166
Life & Health Insurance - 2.2%
Aflac, Inc. (1)	59,433	2,718,465
Property & Casualty Insurance - 3.7%
Allstate Corp.	26,455	2,359,521
Progressive Corp.	20,475	1,357,288
Travelers Cos., Inc.	7,657	998,243

		4,715,052
Regional Banks - 3.0%
BB&T Corp. (1)	5,299	270,779
Citizens Financial Group, Inc.	24,208	880,203
PNC Financial Services Group, Inc.	12,230	1,660,589
Popular, Inc. (1)	13,322	751,361
Regions Financial Corp. (1)	15,174	249,612

		3,812,544
Reinsurance - 2.8%
Everest Re Group, Ltd. (1)	11,401	2,531,934
RenaissanceRe Holdings, Ltd. (1)	7,314	969,910

		3,501,844

Total Financials		17,937,402

Healthcare - 16.2%

Healthcare Equipment - 3.1%
Baxter International, Inc. (1)	36,874	2,527,713
Hill-Rom Holdings, Inc. (1)	5,436	527,074
Medtronic PLC	8,788	857,094

		3,911,881
Healthcare Facilities - 0.3%
Universal Health Services, Inc., Class B (1)	2,456	338,903
Healthcare Services - 0.5%
DaVita, Inc. (2)	5,436	359,102
MEDNAX, Inc. (2)	6,562	263,793

		622,895
Healthcare Supplies - 0.5%
Cooper Cos., Inc. (1)	2,480	691,498
Life Sciences Tools & Services - 0.2%
Bio-Rad Laboratories, Inc., Class A (2)	1,036	284,341
Managed Healthcare - 2.8%
Anthem, Inc.	1,631	473,104
Cigna Corp. (1)	6,386	1,426,505
Humana, Inc. (1)	4,990	1,644,055

		3,543,664
Pharmaceuticals - 8.8%
Bristol-Myers Squibb Co.	15,869	848,357
Eli Lilly & Co.	21,092	2,502,355
Johnson & Johnson	19,478	2,861,318
Merck & Co., Inc. (1)	24,553	1,948,035
Pfizer, Inc.	64,504	2,982,020

		11,142,085

Total Healthcare		20,535,267

Industrials - 6.5%

Aerospace & Defense - 3.0%
Huntington Ingalls Industries, Inc.	1,358	292,649
Lockheed Martin Corp.	7,341	2,205,457
Northrop Grumman Corp. (1)	3,714	965,194
Raytheon Co. (1)	1,857	325,606

		3,788,906
Environmental & Facilities Services - 3.3%
Republic Services, Inc. (1)	18,345	1,418,802
Waste Management, Inc. (1)	29,354	2,751,938

		4,170,740
Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	2,537	267,704

Total Industrials		8,227,350

Information Technology - 6.2%

Communications Equipment - 2.1%
Motorola Solutions, Inc. (1)	20,203	2,651,644
Consulting & Other Services - 1.4%
Amdocs, Ltd. (1)	27,406	1,778,923
Data Processing & Outsourced Services - 1.5%
Genpact, Ltd. (1)	62,602	1,901,849
Electronic Components - 0.2%
Dolby Laboratories, Inc., Class A (1)	4,540	319,616
Internet Software & Services - 0.2%	9,060	270,441
eBay, Inc. (2)

Technology Hardware, Storage & Peripherals - 0.8%
Apple, Inc.	5,361	957,367

Total Information Technology		7,879,840

Real Estate - 7.7%

Hotel & Resort REIT’s - 1.3%
Apple Hospitality REIT, Inc.	105,819	1,679,348
Office REIT’s - 2.1%
Equity Commonwealth (1)	69,847	2,219,039
Highwoods Properties, Inc.	6,297	273,101
Piedmont Office Realty Trust, Inc., Class A (1)	12,321	228,308

		2,720,448
Residential REIT’s - 3.6%
Essex Property Trust, Inc.	10,419	2,735,092
UDR, Inc. (1)	42,399	1,807,045

		4,542,137
Specialized REIT’s - 0.7%
Equinix, Inc.	2,264	872,274

Total Real Estate		9,814,207

Utilities - 13.3%

Electric Utilities - 9.5%
American Electric Power Co., Inc.	34,925	2,715,070
Avangrid, Inc. (1)	22,263	1,121,610
Entergy Corp. (1)	29,190	2,541,281
Exelon Corp.	62,602	2,904,107
Xcel Energy, Inc. (1)	51,855	2,719,795

		12,001,863
Multi-Utilities - 3.8%
Ameren Corp. (1)	42,310	2,903,312
Public Service Enterprise Group, Inc. (1)	33,999	1,900,544

		4,803,856

Total Utilities		16,805,719

Total Common Stocks (identified cost $99,053,978)		122,598,987

Short-Term Investments - 45.2%

Collateral Pool Investments for Securities on Loan - 42.3%
Collateral pool allocation (3)		53,544,827

Mutual Funds - 2.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	3,753,841	3,753,466

Total Short-Term Investments (identified cost $57,298,137)		57,298,293

Total Investments - 142.0% (identified cost $156,352,115)		179,897,280
Other Assets and Liabilities - (42.0)%		(53,231,502)

Total Net Assets - 100.0%		$126,665,778

Dividend Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 97.5%

Communication Services - 7.2%

Integrated Telecommunication Services - 4.7%
AT&T, Inc.	103,833	$3,243,743
Comcast Corp., Class A	122,677	4,785,630
Verizon Communications, Inc. (1)	95,450	5,755,635

Total Communication Services		13,785,008

Consumer Discretionary - 6.5%

Computer & Electronics Retail - 1.0%
Best Buy Co., Inc. (1)	27,905	1,802,384
Department Stores - 2.4%
Kohl’s Corp. (1)	47,558	3,194,471
Nordstrom, Inc. (1)	24,732	1,307,581

		4,502,052
Home Improvement Retail - 0.5%
Lowe’s Cos., Inc.	9,592	905,197
Hotels, Resorts & Cruise Lines - 1.1%
Carnival Corp. (1)	35,958	2,167,908
Restaurants - 1.5%
Darden Restaurants, Inc. (1)	26,516	2,931,078

Total Consumer Discretionary		12,308,619

Consumer Staples - 5.8%

Food Distributors - 2.1%
Sysco Corp. (1)	59,712	4,024,589
Food Retail - 0.6%
Kroger Co. (1)	37,266	1,105,310
Hypermarkets & Super Centers - 1.7%
Walmart, Inc.	33,533	3,274,497
Soft Drinks - 1.4%
PepsiCo, Inc.	21,071	2,569,398

Total Consumer Staples		10,973,794

Energy - 9.3%

Integrated Oil & Gas - 4.1%
Chevron Corp.	41,379	4,921,618
Occidental Petroleum Corp. (1)	41,314	2,903,135

		7,824,753
Oil & Gas-Exploration & Production - 0.5%
ConocoPhillips	14,197	939,558
Oil & Gas-Refining & Marketing - 2.7%
Marathon Petroleum Corp.	34,793	2,267,112
Valero Energy Corp.	37,147	2,968,045

		5,235,157
Oil & Gas-Storage & Transportation - 2.0%
Kinder Morgan, Inc. (1)	156,916	2,678,556
Williams Cos., Inc. (1)	43,401	1,098,913

		3,777,469

Total Energy		17,776,937

Financials - 14.8%

Consumer Finance - 2.0%
Discover Financial Services (1)	27,103	1,932,444
Navient Corp. (1)	84,916	976,534
Synchrony Financial	33,816	878,540

		3,787,518
Diversified Banks - 5.2%
Citigroup, Inc.	32,112	2,080,537
JPMorgan Chase & Co.	20,865	2,319,979
Wells Fargo & Co.	98,801	5,362,918

		9,763,434
Life & Health Insurance - 1.9%
Prudential Financial, Inc.	38,629	3,621,855
Regional Banks - 5.7%
BB&T Corp. (1)	19,100	976,010
Citizens Financial Group, Inc.	72,404	2,632,609
KeyCorp (1)	49,963	916,321
Regions Financial Corp. (1)	161,268	2,652,859
SunTrust Banks, Inc.	59,097	3,704,791

		10,882,590

Total Financials		28,055,397

Healthcare - 12.4%

Biotechnology - 3.6%
AbbVie, Inc.	45,357	4,275,804
Amgen, Inc.	12,434	2,589,381

		6,865,185
Healthcare Services - 1.6%
CVS Health Corp. (1)	36,677	2,941,495
Pharmaceuticals - 7.2%
Bristol-Myers Squibb Co.	31,504	1,684,204
Eli Lilly & Co. (1)	39,958	4,740,617
Merck & Co., Inc. (1)	21,870	1,735,166
Pfizer, Inc. (1)	120,925	5,590,363

		13,750,350

Total Healthcare		23,557,030

Industrials - 7.3%

Aerospace & Defense - 2.6%
Boeing Co.	11,514	3,992,595
Lockheed Martin Corp.	3,481	1,045,797

		5,038,392
Airlines - 1.2%
Delta Air Lines, Inc. (1)	38,071	2,311,290
Construction Machinery & Heavy Trucks - 1.0%
Caterpillar, Inc. (1)	13,390	1,816,621
Environmental & Facilities Services - 1.1%
Republic Services, Inc. (1)	13,407	1,036,898
Waste Management, Inc. (1)	11,203	1,050,281

		2,087,179
Industrial Machinery - 0.6%
Ingersoll-Rand PLC	10,391	1,075,676

Trucking - 0.8%
Ryder System, Inc.	27,086	1,532,255

Total Industrials		13,861,413

Information Technology - 17.8%

Communications Equipment - 3.4%
Cisco Systems, Inc.	112,533	5,386,954
Motorola Solutions, Inc. (1)	8,203	1,076,644

		6,463,598
Data Processing & Outsourced Services - 1.4%
Automatic Data Processing, Inc.	17,987	2,651,644
Semiconductor Equipment - 1.4%
KLA-Tencor Corp. (1)	26,821	2,643,478
Semiconductors - 4.8%
Broadcom, Inc. (1)	7,164	1,700,805
Intel Corp.	63,794	3,145,682
Maxim Integrated Products, Inc. (1)	33,814	1,890,879
Texas Instruments, Inc. (1)	23,648	2,361,253

		9,098,619
Systems Software - 3.8%
Microsoft Corp.	65,736	7,289,465
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	6,530	1,166,127
HP, Inc.	111,250	2,558,750
NetApp, Inc. (1)	28,233	1,887,941

		5,612,818

Total Information Technology		33,759,622

Materials - 2.3%

Commodity Chemicals - 0.8%
LyondellBasell Industries NV, Class A (1)	16,249	1,516,194
Fertilizers & Agricultural Chemicals - 1.0%
CF Industries Holdings, Inc. (1)	45,284	1,910,532
Paper Packaging - 0.5%
WestRock Co. (1)	21,579	1,016,587

Total Materials		4,443,313

Real Estate - 6.8%

Hotel & Resort REIT’s - 2.0%
Host Hotels & Resorts, Inc. (1)	204,981	3,894,639
Residential REIT’s - 2.0%
Essex Property Trust, Inc.	10,355	2,718,291
UDR, Inc. (1)	24,867	1,059,831

		3,778,122
Retail REIT’s - 1.8%
Simon Property Group, Inc. (1)	18,751	3,481,873
Specialized REIT’s - 1.0%
Crown Castle International Corp. (1)	8,914	1,024,219
CyrusOne, Inc. (1)	15,077	845,518

		1,869,737

Total Real Estate		13,024,371

Utilities - 7.3%

Electric Utilities - 3.0%
Entergy Corp. (1)	11,500	1,001,190

Exelon Corp.	101,863	4,725,425

		5,726,615
Independent Power Producers & Energy Traders - 2.4%
AES Corp. (1)	290,302	4,496,778
Multi-Utilities - 1.9%
Ameren Corp. (1)	39,994	2,744,388
CenterPoint Energy, Inc. (1)	33,814	947,130

		3,691,518

Total Utilities		13,914,911

Total Common Stocks (identified cost $155,211,000)		185,460,415

Short-Term Investments - 36.5%

Collateral Pool Investments for Securities on Loan - 33.6%
Collateral pool allocation (3)		63,946,847

Mutual Funds - 2.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	5,478,955	5,478,407

Total Short-Term Investments (identified cost $69,424,903)		69,425,254

Total Investments - 134.0% (identified cost $224,635,903)		254,885,669
Other Assets and Liabilities - (34.0)%		(64,727,418)

Total Net Assets - 100.0%		$190,158,251

Large-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Consumer Discretionary - 9.1%

Apparel Retail - 0.6%
Gap, Inc. (1)	77,062	$2,103,022
Apparel, Accessories & Luxury Goods - 0.3%
Ralph Lauren Corp. (1)	11,418	1,271,965
Auto Parts & Equipment - 0.5%
Lear Corp. (1)	14,791	2,015,274
Automotive Retail - 0.3%
AutoZone, Inc. (1) (2)	1,490	1,205,514
Cable & Satellite - 3.3%
Comcast Corp., Class A (1)	315,883	12,322,596
Department Stores - 1.3%
Kohl’s Corp. (1)	39,794	2,672,963
Nordstrom, Inc. (1)	38,805	2,051,621

		4,724,584
General Merchandise Stores - 0.8%
Target Corp. (1)	43,167	3,063,130
Home Improvement Retail - 1.3%
Lowe’s Cos., Inc. (1)	49,964	4,715,103
Homefurnishing Retail - 0.4%
Williams-Sonoma, Inc. (1)	25,294	1,432,399
Tires & Rubber - 0.3%
Goodyear Tire & Rubber Co. (1)	46,220	1,070,455

Total Consumer Discretionary		33,924,042

Consumer Staples - 6.0%

Food Distributors - 0.3%
Sysco Corp. (1)	15,660	1,055,484
Food Retail - 1.4%
Kroger Co. (1)	181,568	5,385,307
Household Products - 0.5%
Kimberly-Clark Corp. (1)	14,477	1,670,211
Hypermarkets & Super Centers - 3.0%
Walmart, Inc. (1)	115,764	11,304,355
Packaged Foods & Meats - 0.8%
J.M. Smucker Co. (1)	27,254	2,848,315

Total Consumer Staples		22,263,672

Energy - 8.7%

Integrated Oil & Gas - 3.5%
Chevron Corp. (1)	108,274	12,878,110
Oil & Gas-Exploration & Production - 2.2%
ConocoPhillips (1)	126,063	8,342,849
Oil & Gas-Refining & Marketing - 3.0%
Marathon Petroleum Corp. (1)	81,922	5,338,038

Valero Energy Corp.	74,547	5,956,305

		11,294,343

Total Energy		32,515,302

Financials - 20.3%

Consumer Finance - 3.4%
American Express Co. (1)	27,712	3,111,226
Capital One Financial Corp.	56,315	5,050,329
Synchrony Financial	176,334	4,581,158

		12,742,713
Diversified Banks - 6.2%
Citigroup, Inc. (1)	175,624	11,378,679
JPMorgan Chase & Co.	42,281	4,701,224
Wells Fargo & Co.	125,938	6,835,915

		22,915,818
Investment Banking & Brokerage - 0.3%
Lazard, Ltd., Class A (1)	26,474	1,062,137
Life & Health Insurance - 3.0%
Prudential Financial, Inc. (1)	73,367	6,878,890
Unum Group	121,242	4,353,800

		11,232,690
Property & Casualty Insurance - 2.1%
Allstate Corp. (1)	42,420	3,783,440
Travelers Cos., Inc. (1)	32,193	4,197,001

		7,980,441
Regional Banks - 5.3%
Citizens Financial Group, Inc.	182,155	6,623,156
KeyCorp (1)	138,692	2,543,611
Regions Financial Corp. (1)	220,007	3,619,115
SunTrust Banks, Inc.	110,314	6,915,585

		19,701,467

Total Financials		75,635,266

Healthcare - 15.5%

Biotechnology - 2.9%
AbbVie, Inc. (1)	34,406	3,243,454
Amgen, Inc. (1)	18,478	3,848,043
Celgene Corp. (1) (2)	50,707	3,662,060

		10,753,557
Healthcare Equipment - 1.1%
Hill-Rom Holdings, Inc. (1)	41,359	4,010,169
Healthcare Technology - 0.6%
Cerner Corp. (1) (2)	34,257	1,983,823
Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. (2)	6,270	845,509
Managed Healthcare - 0.5%
Cigna Corp. (1)	8,610	1,923,302
Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co. (1)	140,554	7,514,017
Eli Lilly & Co. (1)	75,824	8,995,759
Johnson & Johnson	12,934	1,900,004
Merck & Co., Inc. (1)	33,455	2,654,320
Mylan NV (1) (2)	50,621	1,714,027
Pfizer, Inc. (1)	330,222	15,266,163

		38,044,290

Total Healthcare		57,560,650

Industrials - 7.2%

Aerospace & Defense - 1.8%
Huntington Ingalls Industries, Inc. (1)	30,782	6,633,521
Airlines - 2.7%
Southwest Airlines Co. (1)	102,689	5,607,846
United Continental Holdings, Inc. (1) (2)	45,409	4,391,051

		9,998,897
Building Products - 1.6%
Masco Corp. (1)	69,559	2,204,324
Owens Corning (1)	70,792	3,691,803

		5,896,127
Construction Machinery & Heavy Trucks - 1.1%
Oshkosh Corp. (1)	29,964	2,137,332
Terex Corp. (1)	64,113	2,119,576

		4,256,908

Total Industrials		26,785,453

Information Technology - 10.6%

Communications Equipment - 4.1%
Cisco Systems, Inc. (1)	182,901	8,755,471
F5 Networks, Inc. (1) (2)	38,716	6,657,990

		15,413,461
Consulting & Other Services - 1.1%
DXC Technology Co.	65,124	4,105,417
Data Processing & Outsourced Services - 1.0%
Alliance Data Systems Corp. (1)	17,727	3,551,782
Semiconductor Equipment - 0.6%
Applied Materials, Inc. (1)	58,943	2,197,395
Semiconductors - 1.7%
Intel Corp. (1)	126,415	6,233,524
Systems Software - 0.8%
Microsoft Corp. (1)	27,956	3,100,041
Technology Hardware, Storage & Peripherals - 1.3%
NetApp, Inc. (1)	73,136	4,890,604

Total Information Technology		39,492,224

Materials - 3.2%

Commodity Chemicals - 1.4%
LyondellBasell Industries NV, Class A (1)	57,218	5,339,011
Metal & Glass Containers - 1.2%
Berry Global Group, Inc. (1) (2)	86,265	4,340,855
Steel - 0.6%
Steel Dynamics, Inc. (1)	63,919	2,249,949

Total Materials		11,929,815

Real Estate - 7.2%

Hotel & Resort REIT’s - 1.0%
Host Hotels & Resorts, Inc. (1)	197,011	3,743,209
Office REIT’s - 3.0%
Boston Properties, Inc.	50,168	6,582,042
Highwoods Properties, Inc.	40,213	1,744,038
Kilroy Realty Corp. (1)	43,132	3,023,122

		11,349,202
Residential REIT’s - 2.2%
Essex Property Trust, Inc. (1)	31,079	8,158,548

Specialized REIT’s - 1.0%
Equinix, Inc. (1)	9,368	3,609,303

Total Real Estate		26,860,262

Utilities - 10.2%

Electric Utilities - 5.9%
American Electric Power Co., Inc.	74,633	5,801,969
Entergy Corp. (1)	82,875	7,215,098
Exelon Corp. (1)	193,918	8,995,856

		22,012,923
Independent Power Producers & Energy Traders - 2.2%
AES Corp.	526,600	8,157,034
Multi-Utilities - 2.1%
Ameren Corp. (1)	111,683	7,663,687

Total Utilities		37,833,644

Total Common Stocks (identified cost $325,931,429)		364,800,330

Short-Term Investments - 43.4%

Collateral Pool Investments for Securities on Loan - 41.8%
Collateral pool allocation (3)		155,353,528

Mutual Funds - 1.6%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	5,994,407	5,993,808

Total Short-Term Investments (identified cost $161,347,151)		161,347,336

Total Investments - 141.4% (identified cost $487,278,580)		526,147,666
Other Assets and Liabilities - (41.4)%		(154,169,523)

Total Net Assets - 100.0%		$371,978,143

Large-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 97.6%

Consumer Discretionary - 16.8%

Apparel Retail - 1.1%
Burlington Stores, Inc. (1) (2)	26,406	$4,377,058
Apparel, Accessories & Luxury Goods - 1.8%
Lululemon Athletica, Inc. (1) (2)	27,667	3,667,261
Michael Kors Holdings, Ltd. (2)	74,716	3,268,825

		6,936,086
Automotive Retail - 1.9%
AutoZone, Inc. (2)	2,137	1,728,983
O’Reilly Automotive, Inc. (1) (2)	16,504	5,723,257

		7,452,240
Cable & Satellite - 2.8%
Comcast Corp., Class A	200,142	7,807,539
Sirius XM Holdings, Inc. (1)	534,013	3,326,901

		11,134,440
Department Stores - 0.5%
Nordstrom, Inc. (1)	38,208	2,020,057
Footwear - 0.7%
Deckers Outdoor Corp. (1) (2)	20,104	2,678,657
Homefurnishing Retail - 0.4%
Williams-Sonoma, Inc. (1)	25,520	1,445,198
Internet & Direct Marketing Retail - 7.6%
Amazon.com, Inc. (2)	12,427	21,003,743
Expedia Group, Inc. (1)	56,123	6,779,097
TripAdvisor, Inc. (1) (2)	29,187	1,869,719

		29,652,559

Total Consumer Discretionary		65,696,295

Consumer Staples - 4.0%

Food Distributors - 0.9%
Sysco Corp.	49,210	3,316,754
Food Retail - 0.7%
Sprouts Farmers Market, Inc. (1) (2)	118,791	2,734,569
Household Products - 0.3%
Energizer Holdings, Inc. (1)	27,653	1,239,684
Hypermarkets & Super Centers - 1.5%
Walmart, Inc.	60,113	5,870,034
Packaged Foods & Meats - 0.6%
Hershey Co.	21,487	2,327,042

Total Consumer Staples		15,488,083

Energy - 1.6%

Oil & Gas-Exploration & Production - 1.6%
EOG Resources, Inc. (1)	44,374	4,584,278
Pioneer Natural Resources Co.	11,803	1,743,893

Total Energy		6,328,171

Financials - 7.4%

Consumer Finance - 3.3%
American Express Co. (1)	83,718	9,399,020
Discover Financial Services (1)	52,518	3,744,533

		13,143,553
Diversified Banks - 1.0%
U.S. Bancorp	71,512	3,894,544
Investment Banking & Brokerage - 0.7%
Evercore, Inc., Class A (1)	33,907	2,799,362
Property & Casualty Insurance - 2.4%
Allstate Corp.	51,702	4,611,301
Progressive Corp.	70,071	4,645,007

		9,256,308

Total Financials		29,093,767

Healthcare - 14.3%

Biotechnology - 6.2%
AbbVie, Inc.	105,022	9,900,424
Amgen, Inc.	35,408	7,373,716
Celgene Corp. (1) (2)	98,721	7,129,630

		24,403,770
Healthcare Equipment - 1.2%
Edwards Lifesciences Corp. (1) (2)	13,403	2,171,420
Intuitive Surgical, Inc. (1) (2)	4,701	2,495,620

		4,667,040
Healthcare Facilities - 0.7%
HCA Healthcare, Inc.	19,026	2,739,554
Managed Healthcare - 1.8%
Cigna Corp. (1)	31,607	7,060,372
Pharmaceuticals - 4.4%
Eli Lilly & Co. (1)	88,313	10,477,454
Jazz Pharmaceuticals PLC (1) (2)	17,204	2,601,245
Zoetis, Inc. (1)	43,409	4,074,803

		17,153,502

Total Healthcare		56,024,238

Industrials - 11.4%

Aerospace & Defense - 3.5%
Boeing Co.	29,606	10,266,177
Huntington Ingalls Industries, Inc.	17,004	3,664,362

		13,930,539
Airlines - 1.8%
Southwest Airlines Co. (1)	127,889	6,984,018
Building Products - 1.4%
Masco Corp.	170,332	5,397,821
Construction Machinery & Heavy Trucks - 0.9%
Allison Transmission Holdings, Inc. (1)	74,107	3,491,181
Railroads - 1.7%
Genesee & Wyoming, Inc., Class A (1) (2)	82,358	6,858,774
Research & Consulting Services - 0.5%
CoStar Group, Inc. (1) (2)	4,801	1,773,442
Trading Companies & Distributors - 1.6%
WW Grainger, Inc. (1)	20,304	6,376,268

Total Industrials		44,812,043

Information Technology - 37.5%

Application Software - 4.4%
Adobe Systems, Inc. (1) (2)	35,447	8,893,298
salesforce.com, Inc. (1) (2)	59,413	8,481,800

		17,375,098
Communications Equipment - 2.7%
F5 Networks, Inc. (1) (2)	28,606	4,919,374
Palo Alto Networks, Inc. (1) (2)	31,632	5,470,754

		10,390,128
Data Processing & Outsourced Services - 8.3%
Alliance Data Systems Corp. (1)	27,851	5,580,226
Mastercard, Inc., Class A (1)	52,911	10,638,815
Sabre Corp.	61,013	1,560,102
Visa, Inc., Class A (1)	102,849	14,574,732

		32,353,875
Internet Software & Services - 5.2%
Alphabet, Inc., Class A (2)	4,001	4,439,710
Alphabet, Inc., Class C (2)	11,903	13,027,000
Facebook, Inc., Class A (2)	22,105	3,108,184

		20,574,894
Semiconductors - 3.2%
Intel Corp.	139,630	6,885,155
Texas Instruments, Inc. (1)	25,605	2,556,659
Xilinx, Inc. (1)	34,807	3,218,952

		12,660,766
Systems Software - 7.3%
Fortinet, Inc. (1) (2)	87,622	6,470,009
Microsoft Corp.	198,742	22,038,500

		28,508,509
Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	107,023	19,112,167
NetApp, Inc. (1)	91,476	6,117,000

		25,229,167

Total Information Technology		147,092,437

Materials - 1.9%

Commodity Chemicals - 0.5%
Westlake Chemical Corp. (1)	27,806	2,015,657
Metal & Glass Containers - 1.4%
Berry Global Group, Inc. (2)	110,924	5,581,696

Total Materials		7,597,353

Real Estate - 2.7%

Office REIT’s - 0.9%
Douglas Emmett, Inc. (1)	96,520	3,563,518
Residential REIT’s - 1.8%
Essex Property Trust, Inc.	27,439	7,203,012

Total Real Estate		10,766,530

Total Common Stocks (identified cost $294,026,691)		382,898,917

Short-Term Investments - 34.6%

Collateral Pool Investments for Securities on Loan - 32.3%
Collateral pool allocation (3)		126,700,083

Mutual Funds - 2.3%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	9,032,437	9,031,534

Total Short-Term Investments (identified cost $135,732,129)		135,731,617

Total Investments - 132.2% (identified cost $429,758,820)		518,630,534
Other Assets and Liabilities - (32.2)%		(126,327,467)

Total Net Assets - 100.0%		$392,303,067

Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.5%

Consumer Discretionary - 11.3%

Auto Parts & Equipment - 1.1%
Lear Corp. (1)	14,477	$1,972,491
Automotive Retail - 1.6%
AutoZone, Inc. (1) (2)	3,599	2,911,843
Broadcasting - 1.3%
AMC Networks, Inc., Class A (1) (2)	39,085	2,339,628
Department Stores - 1.7%
Kohl’s Corp. (1)	46,789	3,142,817
Homefurnishing Retail - 2.1%
Bed Bath & Beyond, Inc. (1)	106,943	1,377,426
Williams-Sonoma, Inc. (1)	43,799	2,480,337

		3,857,763
Leisure Products - 1.2%
Brunswick Corp. (1)	40,896	2,169,124
Publishing - 1.0%
News Corp., Class A (1)	147,546	1,915,147
Specialized Consumer Services - 1.3%
ServiceMaster Global Holdings, Inc. (1) (2)	51,706	2,289,025

Total Consumer Discretionary		20,597,838

Consumer Staples - 4.8%

Agricultural Products - 0.8%
Ingredion, Inc. (1)	14,480	1,512,581
Brewers - 1.3%
Molson Coors Brewing Co., Class B (1)	35,670	2,346,016
Food Distributors - 1.5%
Sysco Corp.	39,003	2,628,802
Food Retail - 1.2%
Kroger Co. (1)	74,640	2,213,822

Total Consumer Staples		8,701,221

Energy - 5.7%

Oil & Gas-Exploration & Production - 3.3%
Cimarex Energy Co. (1)	29,011	2,378,322
Continental Resources, Inc. (1) (2)	45,509	2,080,672
Devon Energy Corp.	58,443	1,579,714

		6,038,708
Oil & Gas-Refining & Marketing - 2.4%
Marathon Petroleum Corp. (1)	36,012	2,346,542
PBF Energy, Inc., Class A (1)	51,215	1,980,996

		4,327,538

Total Energy		10,366,246

Financials - 17.2%

Asset Management & Custody Banks - 1.4%
Ameriprise Financial, Inc. (1)	19,648	2,549,328

Consumer Finance - 2.2%
Discover Financial Services (1)	35,884	2,558,529
Synchrony Financial	54,900	1,426,302

		3,984,831
Investment Banking & Brokerage - 1.3%
E*TRADE Financial Corp. (1)	44,985	2,352,266
Life & Health Insurance - 1.2%
Unum Group	59,726	2,144,761
Multi-Line Insurance - 3.8%
American Financial Group, Inc.	21,895	2,241,172
American National Insurance Co. (1)	17,761	2,266,481
Hartford Financial Services Group, Inc. (1)	53,055	2,344,501

		6,852,154
Property & Casualty Insurance - 1.1%
Old Republic International Corp. (1)	91,539	2,064,204
Regional Banks - 6.2%
BankUnited, Inc.	56,067	1,936,554
Comerica, Inc. (1)	22,008	1,742,594
Regions Financial Corp. (1)	146,555	2,410,830
SunTrust Banks, Inc.	39,132	2,453,185
TCF Financial Corp. (1)	123,231	2,771,465

		11,314,628

Total Financials		31,262,172

Healthcare - 9.7%

Biotechnology - 0.8%
United Therapeutics Corp. (1) (2)	11,804	1,394,052
Healthcare Equipment - 4.9%
Hill-Rom Holdings, Inc. (1)	35,128	3,406,011
Hologic, Inc. (1) (2)	57,875	2,570,229
STERIS PLC (1)	24,588	2,927,939

		8,904,179
Healthcare Services - 1.0%
MEDNAX, Inc. (1) (2)	45,799	1,841,120
Healthcare Technology - 1.3%
Cerner Corp. (1) (2)	40,350	2,336,668
Life Sciences Tools & Services - 1.7%
Charles River Laboratories International, Inc. (2)	22,988	3,099,932

Total Healthcare		17,575,951

Industrials - 10.5%

Airlines - 1.1%
JetBlue Airways Corp. (1) (2)	98,698	1,926,585
Construction Machinery & Heavy Trucks - 1.2%
Allison Transmission Holdings, Inc.	48,080	2,265,049
Electrical Components & Equipment - 1.2%
Regal Beloit Corp. (1)	28,334	2,215,152
Environmental & Facilities Services - 1.5%
Republic Services, Inc. (1)	35,641	2,756,475
Human Resource & Employment Services - 1.1%
Robert Half International, Inc. (1)	30,800	1,904,364
Industrial Machinery - 1.0%
Crane Co. (1)	21,835	1,885,889

Trading Companies & Distributors - 2.1%
United Rentals, Inc. (2)	13,260	1,553,144
WESCO International, Inc. (1) (2)	40,946	2,186,926

		3,740,070
Trucking - 1.3%
Ryder System, Inc. (1)	43,202	2,443,937

Total Industrials		19,137,521

Information Technology - 8.5%

Communications Equipment - 1.6%
Juniper Networks, Inc. (1)	104,119	2,989,256
Data Processing & Outsourced Services - 2.0%
Alliance Data Systems Corp.	6,902	1,382,885
Sabre Corp. (1)	87,511	2,237,656

		3,620,541
Electronic Manufacturing Services - 1.4%
Jabil, Inc.	100,259	2,503,467
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (1) (2)	30,928	2,126,300
Semiconductors - 0.9%
ON Semiconductor Corp. (1) (2)	90,167	1,729,403
Technology Distributors - 1.4%
CDW Corp. (1)	27,551	2,553,427

Total Information Technology		15,522,394

Materials - 5.8%

Commodity Chemicals - 1.1%
Cabot Corp. (1)	38,716	1,904,827
Copper - 0.8%
Freeport-McMoRan, Inc. (1)	120,168	1,434,806
Metal & Glass Containers - 1.5%
Owens-Illinois, Inc. (1) (2)	148,501	2,730,933
Paper Packaging - 1.1%
Avery Dennison Corp. (1)	21,083	2,032,401
Specialty Chemicals - 1.3%
Celanese Corp. (1)	23,376	2,359,340

Total Materials		10,462,307

Real Estate - 13.8%

Hotel & Resort REIT’s - 1.5%
Host Hotels & Resorts, Inc. (1)	148,034	2,812,646
Office REIT’s - 4.7%
Boston Properties, Inc. (1)	23,693	3,108,521
Highwoods Properties, Inc. (1)	71,173	3,086,773
Piedmont Office Realty Trust, Inc., Class A (1)	126,722	2,348,159

		8,543,453
Real Estate Services - 1.3%
Realogy Holdings Corp. (1)	122,310	2,355,691
Residential REIT’s - 4.0%
Essex Property Trust, Inc.	14,359	3,769,381
UDR, Inc. (1)	82,643	3,522,245

		7,291,626
Retail REIT’s - 1.1%
Brixmor Property Group, Inc. (1)	117,168	1,933,272

Specialized REIT’s - 1.2%
Digital Realty Trust, Inc. (1)	18,328	2,108,453

Total Real Estate		25,045,141

Utilities - 11.2%

Electric Utilities - 3.6%
Entergy Corp. (1)	37,921	3,301,402
Xcel Energy, Inc. (1)	63,430	3,326,904

		6,628,306
Gas Utilities - 1.7%
UGI Corp. (1)	55,536	3,190,543
Independent Power Producers & Energy Traders - 1.9%
AES Corp.	220,079	3,409,024
Multi-Utilities - 4.0%
Ameren Corp. (1)	52,248	3,585,258
CenterPoint Energy, Inc. (1)	130,247	3,648,218

		7,233,476

Total Utilities		20,461,349

Total Common Stocks (identified cost $165,946,443)		179,132,140

Short-Term Investments - 49.0%

Collateral Pool Investments for Securities on Loan - 47.5%
Collateral pool allocation (3)		86,498,845

Mutual Funds - 1.5%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	2,681,530	2,681,262

Total Short-Term Investments (identified cost $89,180,150)		89,180,107

Total Investments - 147.5% (identified cost $255,126,593)		268,312,247
Other Assets and Liabilities - (47.5)%		(86,453,964)

Total Net Assets - 100.0%		$181,858,283

Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.0%

Communication Services - 1.1%

Alternative Carriers - 1.1%
Zayo Group Holdings, Inc. (1) (2)	45,061	$1,186,005

Consumer Discretionary - 15.3%

Apparel Retail - 2.0%
Burlington Stores, Inc. (2)	13,715	2,273,399
Apparel, Accessories & Luxury Goods - 1.5%
Columbia Sportswear Co.	17,922	1,636,816
Automotive Retail - 2.0%
O’Reilly Automotive, Inc. (2)	6,277	2,176,738
Internet & Direct Marketing Retail - 3.3%
Expedia Group, Inc.	13,591	1,641,657
TripAdvisor, Inc. (1) (2)	31,167	1,996,558

		3,638,215
Leisure Products - 1.3%
Brunswick Corp. (1)	27,425	1,454,622
Restaurants - 1.3%
Darden Restaurants, Inc.	13,322	1,472,614
Specialty Stores - 3.9%
Tractor Supply Co.	24,896	2,368,356
Ulta Salon Cosmetics & Fragrance, Inc. (1) (2)	6,539	1,947,249

		4,315,605

Total Consumer Discretionary		16,968,009

Consumer Staples - 2.8%

Food Distributors - 1.4%
U.S. Foods Holding Corp. (1) (2)	45,237	1,500,963
Food Retail - 1.4%
Sprouts Farmers Market, Inc. (1) (2)	66,788	1,537,460

Total Consumer Staples		3,038,423

Energy - 1.5%

Oil & Gas-Storage & Transportation - 1.5%
Cheniere Energy, Inc. (2)	26,989	1,649,568

Financials - 8.6%

Financial Exchanges & Data - 1.2%
MSCI, Inc. (1)	8,506	1,336,207
Investment Banking & Brokerage - 3.0%
E*TRADE Financial Corp.	23,495	1,228,554
LPL Financial Holdings, Inc.	31,954	2,050,488

		3,279,042
Property & Casualty Insurance - 1.5%
Progressive Corp.	25,237	1,672,961
Regional Banks - 1.5%
Citizens Financial Group, Inc.	46,446	1,688,777

Reinsurance - 1.4%
Everest Re Group, Ltd. (1)	6,756	1,500,372

Total Financials		9,477,359

Healthcare - 14.7%

Biotechnology - 3.6%
Exelixis, Inc. (1) (2)	89,376	1,815,226
Incyte Corp. (2)	16,721	1,074,324
Neurocrine Biosciences, Inc. (1) (2)	12,532	1,106,200

		3,995,750
Healthcare Equipment - 4.6%
DexCom, Inc. (1) (2)	14,235	1,844,714
Insulet Corp. (1) (2)	17,460	1,465,418
Masimo Corp. (1) (2)	16,289	1,798,631

		5,108,763
Healthcare Supplies - 0.9%
Align Technology, Inc. (1) (2)	4,480	1,029,907
Healthcare Technology - 1.4%
Veeva Systems, Inc., Class A (1) (2)	15,466	1,487,211
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc., Class A (1) (2)	5,663	1,554,267
Managed Healthcare - 1.7%
WellCare Health Plans, Inc. (1) (2)	7,475	1,905,228
Pharmaceuticals - 1.1%
Jazz Pharmaceuticals PLC (1) (2)	8,147	1,231,826

Total Healthcare		16,312,952

Industrials - 16.3%

Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	6,447	1,389,329
Air Freight & Logistics - 1.2%
XPO Logistics, Inc. (1) (2)	17,809	1,350,991
Building Products - 1.4%
Masco Corp.	49,832	1,579,176
Construction Machinery & Heavy Trucks - 2.7%
Allison Transmission Holdings, Inc.	33,873	1,595,757
Cummins, Inc. (1)	9,532	1,439,904

		3,035,661
Diversified Support Services - 1.5%
KAR Auction Services, Inc. (1)	29,748	1,699,801
Industrial Machinery - 1.6%
ITT, Inc. (1)	31,064	1,722,499
Trading Companies & Distributors - 3.4%
HD Supply Holdings, Inc. (1) (2)	49,845	1,988,815
WW Grainger, Inc. (1)	5,699	1,789,714

		3,778,529
Trucking - 3.2%
Landstar System, Inc. (1)	17,124	1,867,886
Schneider National, Inc., Class B (1)	73,432	1,639,736

		3,507,622

Total Industrials		18,063,608

Information Technology - 32.2%

Application Software - 4.7%
Splunk, Inc. (1) (2)	15,745	1,759,189

Ultimate Software Group, Inc. (1) (2)	6,496	1,714,424
Workday, Inc., Class A (1) (2)	10,806	1,772,184

		5,245,797
Communications Equipment - 3.1%
F5 Networks, Inc. (1) (2)	10,453	1,797,602
Palo Alto Networks, Inc. (1) (2)	9,178	1,587,335

		3,384,937
Consulting & Other Services - 4.0%
DXC Technology Co.	17,542	1,105,847
EPAM Systems, Inc. (1) (2)	13,087	1,704,582
LiveRamp Holdings, Inc. (2)	33,850	1,601,105

		4,411,534
Data Processing & Outsourced Services - 4.2%
Euronet Worldwide, Inc. (1) (2)	15,929	1,873,410
FleetCor Technologies, Inc. (1) (2)	6,603	1,277,020
Sabre Corp.	60,326	1,542,536

		4,692,966
Electronic Equipment & Instruments - 2.9%
FLIR Systems, Inc. (1)	33,088	1,517,416
Keysight Technologies, Inc. (2)	26,839	1,659,187

		3,176,603
Internet Software & Services - 1.5%
GoDaddy, Inc., Class A (1) (2)	25,665	1,674,898
Semiconductor Equipment - 3.8%
Lam Research Corp. (1)	7,988	1,253,797
MKS Instruments, Inc. (1)	22,316	1,750,913
Teradyne, Inc. (1)	34,787	1,241,548

		4,246,258
Semiconductors - 2.6%
Maxim Integrated Products, Inc. (1)	28,079	1,570,178
ON Semiconductor Corp. (1) (2)	66,002	1,265,918

		2,836,096
Systems Software - 4.3%
Fortinet, Inc. (1) (2)	24,290	1,793,574
Proofpoint, Inc. (1) (2)	16,326	1,583,785
ServiceNow, Inc. (1) (2)	7,597	1,407,496

		4,784,855
Technology Hardware, Storage & Peripherals - 1.1%
Pure Storage, Inc., Class A (2)	64,079	1,211,734

Total Information Technology		35,665,678

Materials - 1.7%

Copper - 0.9%
Freeport-McMoRan, Inc. (1)	82,484	984,859
Steel - 0.8%
Steel Dynamics, Inc.	25,618	901,754

Total Materials		1,886,613

Real Estate - 3.8%

Office REIT’s - 2.5%
Boston Properties, Inc.	13,373	1,754,538
Highwoods Properties, Inc.	24,333	1,055,322

		2,809,860

Residential REIT’s - 1.3%
Essex Property Trust, Inc.	5,328	1,398,653

Total Real Estate		4,208,513

Total Common Stocks (identified cost $93,347,990)		108,456,728

Short-Term Investments - 44.9%

Collateral Pool Investments for Securities on Loan - 42.9%
Collateral pool allocation (3)		47,535,150

Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	2,207,030	2,206,809

Total Short-Term Investments (identified cost $49,742,158)		49,741,959

Total Investments - 142.9% (identified cost $143,090,148)		158,198,687
Other Assets and Liabilities - (42.9)%		(47,522,153)

Total Net Assets - 100.0%		$110,676,534

Small-Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.5%

Communication Services - 2.7%

Alternative Carriers - 1.2%
Iridium Communications, Inc. (1) (2)	34,504	$823,956
Broadcasting - 0.8%
Sinclair Broadcast Group, Inc., Class A (1)	17,553	552,042
Movies & Entertainment - 0.7%
AMC Entertainment Holdings, Inc., Class A (1)	32,596	444,935

Total Communication Services		1,820,933

Consumer Discretionary - 8.6%

Apparel Retail - 2.3%
American Eagle Outfitters, Inc. (1)	27,097	567,140
DSW, Inc., Class A (1)	24,371	676,052
Genesco, Inc. (1) (2)	6,492	271,106

		1,514,298
Apparel, Accessories & Luxury Goods - 0.3%
Vera Bradley, Inc. (1) (2)	15,326	168,893
Auto Parts & Equipment - 2.6%
American Axle & Manufacturing Holdings, Inc. (2)	39,724	494,564
Cooper-Standard Holdings, Inc. (1) (2)	5,738	419,563
Stoneridge, Inc. (1) (2)	20,730	554,527
Tower International, Inc.	10,092	283,787

		1,752,441
Education Services - 0.4%
American Public Education, Inc. (2)	8,597	272,009
Footwear - 0.8%
Deckers Outdoor Corp. (2)	3,926	523,100
General Merchandise Stores - 0.3%
Big Lots, Inc. (1)	4,746	206,736
Homebuilding - 0.8%
KB Home (1)	25,511	538,537
Homefurnishing Retail - 0.2%
Bed Bath & Beyond, Inc. (1)	12,438	160,201
Leisure Products - 0.4%
Johnson Outdoors, Inc., Class A (1)	4,003	285,414
Specialty Stores - 0.5%
Hibbett Sports, Inc. (1) (2)	23,049	357,029

Total Consumer Discretionary		5,778,658

Consumer Staples - 1.5%

Food Retail - 0.5%
Smart & Final Stores, Inc. (1) (2)	51,275	325,083
Household Products - 0.4%
Central Garden & Pet Co., Class A (1) (2)	9,190	285,809

Packaged Foods & Meats - 0.6%
TreeHouse Foods, Inc. (1) (2)	7,008	368,621

Total Consumer Staples		979,513

Energy - 5.5%

Oil & Gas-Drilling - 0.2%
Unit Corp. (1) (2)	8,620	179,296
Oil & Gas-Equipment & Services - 2.2%
Exterran Corp. (1) (2)	15,207	342,157
Helix Energy Solutions Group, Inc. (2)	40,591	332,846
Matrix Service Co. (1) (2)	19,824	405,203
Newpark Resources, Inc. (1) (2)	49,206	378,394

		1,458,600
Oil & Gas-Exploration & Production - 3.1%
Callon Petroleum Co. (1) (2)	31,084	265,768
Gulfport Energy Corp. (1) (2)	34,560	294,451
SM Energy Co. (1)	11,336	231,255
Southwestern Energy Co. (1) (2)	125,549	605,146
SRC Energy, Inc. (1) (2)	43,832	252,911
W&T Offshore, Inc. (1) (2)	71,015	412,597

		2,062,128

Total Energy		3,700,024

Financials - 26.0%

Asset Management & Custody Banks - 0.8%
Waddell & Reed Financial, Inc., Class A	27,886	567,759
Consumer Finance - 0.6%
Nelnet, Inc., Class A (1)	6,845	372,710
Life & Health Insurance - 1.7%
American Equity Investment Life Holding Co. (1)	24,184	825,400
CNO Financial Group, Inc. (1)	18,748	343,088

		1,168,488
Multi-Line Insurance - 1.8%
Horace Mann Educators Corp.	15,973	643,392
National General Holdings Corp.	21,923	582,056

		1,225,448
Property & Casualty Insurance - 3.6%
Argo Group International Holdings, Ltd. (1)	12,063	836,207
Employers Holdings, Inc. (1)	14,819	666,114
Safety Insurance Group, Inc. (1)	4,719	414,423
Selective Insurance Group, Inc. (1)	7,319	485,762

		2,402,506
Regional Banks - 15.1%
1st Source Corp. (1)	6,408	309,891
BancFirst Corp. (1)	5,831	325,486
Banner Corp.	12,117	727,020
Cathay General Bancorp (1)	19,300	763,701
Central Pacific Financial Corp. (1)	18,292	512,908
Community Trust Bancorp, Inc.	5,078	234,654
Customers Bancorp, Inc. (1) (2)	12,662	247,036
Eagle Bancorp, Inc. (1) (2)	12,227	704,764
Enterprise Financial Services Corp. (1)	8,670	387,462
Financial Institutions, Inc. (1)	6,346	190,888
Franklin Financial Network, Inc. (1) (2)	6,317	212,883
Great Southern Bancorp, Inc. (1)	2,686	145,796
Great Western Bancorp, Inc. (1)	19,238	717,962
Hancock Whitney Corp. (1)	19,982	803,676
Hanmi Financial Corp. (1)	20,822	467,246
Hilltop Holdings, Inc. (1)	18,454	360,591
Independent Bank Corp.	9,625	221,182

International Bancshares Corp. (1)	16,422	630,441
Investors Bancorp, Inc. (1)	70,684	868,000
Peapack Gladstone Financial Corp.	6,859	196,236
Peoples Bancorp, Inc.	4,897	170,905
TriCo Bancshares (1)	10,206	392,421
Wintrust Financial Corp.	6,866	531,085

		10,122,234
Thrifts & Mortgage Finance - 2.4%
First Defiance Financial Corp.	6,774	190,891
NMI Holdings, Inc., Class A (1) (2)	24,899	486,527
TrustCo Bank Corp. (1)	37,484	295,749
Walker & Dunlop, Inc. (1)	13,197	623,294

		1,596,461

Total Financials		17,455,606

Healthcare - 8.1%

Biotechnology - 1.3%
Emergent BioSolutions, Inc. (1) (2)	6,575	478,923
Myriad Genetics, Inc. (1) (2)	12,529	403,935

		882,858
Healthcare Equipment - 3.1%
AngioDynamics, Inc. (1) (2)	12,228	262,780
CONMED Corp.	4,936	335,450
Integer Holdings Corp. (2)	7,576	671,082
Natus Medical, Inc. (1) (2)	9,319	329,706
Orthofix Medical, Inc. (1) (2)	7,424	447,296

		2,046,314
Healthcare Supplies - 1.6%
Lantheus Holdings, Inc. (1) (2)	19,170	359,437
Meridian Bioscience, Inc. (1)	11,769	222,905
Merit Medical Systems, Inc. (1) (2)	7,235	456,167

		1,038,509
Healthcare Technology - 0.7%
HMS Holdings Corp. (1) (2)	12,557	448,787
Life Sciences Tools & Services - 0.4%
Cambrex Corp. (1) (2)	6,267	299,751
Pharmaceuticals - 1.0%
Assertio Therapeutics, Inc. (1) (2)	40,615	202,466
Phibro Animal Health Corp., Class A (1)	14,240	482,736

		685,202

Total Healthcare		5,401,421

Industrials - 13.3%

Airlines - 1.0%
Hawaiian Holdings, Inc. (1)	15,981	641,477
Building Products - 1.4%
Apogee Enterprises, Inc. (1)	6,638	241,955
Masonite International Corp. (1) (2)	7,694	412,937
Quanex Building Products Corp. (1)	19,805	312,721

		967,613
Construction & Engineering - 0.6%
EMCOR Group, Inc. (1)	5,252	382,661
Construction Machinery & Heavy Trucks - 0.3%
Meritor, Inc. (2)	13,306	219,549
Diversified Support Services - 1.0%
UniFirst Corp. (1)	4,234	653,772
Environmental & Facilities Services - 0.7%
Advanced Disposal Services, Inc. (1) (2)	17,785	479,306

Human Resource & Employment Services - 0.4%
TrueBlue, Inc. (1) (2)	10,577	267,069
Industrial Machinery - 0.7%
Columbus McKinnon Corp. (1)	7,566	263,297
Global Brass & Copper Holdings, Inc. (1)	7,461	241,512

		504,809
Marine - 0.7%
Matson, Inc. (1)	11,237	442,176
Office Services & Supplies - 2.4%
ACCO Brands Corp. (1)	40,910	332,189
Herman Miller, Inc.	12,760	432,054
Kimball International, Inc., Class B	13,162	200,852
Steelcase, Inc., Class A (1)	38,802	628,592

		1,593,687
Research & Consulting Services - 1.0%
CBIZ, Inc. (2)	20,562	433,652
ICF International, Inc. (1)	3,555	248,957

		682,609
Trading Companies & Distributors - 2.0%
Aircastle, Ltd. (1)	17,100	318,915
GATX Corp. (1)	4,485	374,542
Rush Enterprises, Inc., Class A (1)	13,066	497,815
WESCO International, Inc. (1) (2)	3,428	183,090

		1,374,362
Trucking - 1.1%
ArcBest Corp. (1)	11,170	449,704
Covenant Transportation Group, Inc., Class A (2)	11,711	266,777

		716,481

Total Industrials		8,925,571

Information Technology - 11.3%

Communications Equipment - 2.0%
Ciena Corp. (1) (2)	28,943	944,121
Comtech Telecommunications Corp. (1)	15,776	402,919

		1,347,040
Consulting & Other Services - 0.3%
CACI International, Inc., Class A (1) (2)	1,347	222,134
Data Processing & Outsourced Services - 1.6%
Sykes Enterprises, Inc. (2)	14,048	388,006
Travelport Worldwide, Ltd.	43,598	666,177

		1,054,183
Electronic Components - 0.9%
Vishay Intertechnology, Inc. (1)	30,348	632,756
Electronic Manufacturing Services - 1.4%
Fabrinet (2)	14,282	753,090
TTM Technologies, Inc. (1) (2)	17,203	204,543

		957,633
Semiconductor Equipment - 2.0%
Amkor Technology, Inc. (1) (2)	59,738	409,206
Cohu, Inc. (1)	12,425	243,530
Entegris, Inc. (1)	11,000	323,400
Rudolph Technologies, Inc. (2)	17,515	371,668

		1,347,804
Semiconductors - 1.0%
Diodes, Inc. (1) (2)	18,324	638,225
Technology Distributors - 2.1%
Insight Enterprises, Inc. (2)	12,762	568,930

PC Connection, Inc. (1)	8,439	264,478
Tech Data Corp. (2)	6,476	582,516

		1,415,924

Total Information Technology		7,615,699

Materials - 4.4%

Commodity Chemicals - 0.7%
Trinseo SA	8,939	451,688
Forest Products - 1.5%
Boise Cascade Co. (1)	12,559	333,818
Louisiana-Pacific Corp.	30,342	693,618

		1,027,436
Metal & Glass Containers - 0.4%
Owens-Illinois, Inc. (1) (2)	15,245	280,356
Paper Products - 0.4%
Domtar Corp.	6,137	267,450
Specialty Chemicals - 1.4%
Kraton Corp. (1) (2)	14,438	378,276
Stepan Co.	6,981	564,204

		942,480

Total Materials		2,969,410

Real Estate - 10.1%

Diversified REIT’s - 1.2%
American Assets Trust, Inc. (1)	19,008	791,113
Hotel & Resort REIT’s - 3.0%
Chesapeake Lodging Trust (1)	23,685	700,365
Hersha Hospitality Trust (1)	33,901	647,509
Xenia Hotels & Resorts, Inc.	34,052	691,937

		2,039,811
Industrial REIT’s - 1.1%
STAG Industrial, Inc. (1)	27,045	724,536
Office REIT’s - 2.3%
Brandywine Realty Trust	23,844	340,254
Columbia Property Trust, Inc.	20,572	441,681
Piedmont Office Realty Trust, Inc., Class A (1)	40,089	742,849

		1,524,784
Real Estate Services - 0.8%
Realogy Holdings Corp. (1)	27,036	520,713
Residential REIT’s - 0.7%
Preferred Apartment Communities, Inc., Class A (1)	32,952	492,962
Retail REIT’s - 1.0%
RPT Realty (1)	34,740	496,435
Saul Centers, Inc. (1)	3,402	179,115

		675,550

Total Real Estate		6,769,469

Utilities - 7.0%

Electric Utilities - 5.1%
El Paso Electric Co.	11,928	660,215
IDACORP, Inc. (1)	9,908	973,362
PNM Resources, Inc. (1)	21,123	912,936
Portland General Electric Co. (1)	18,808	905,605

		3,452,118
Multi-Utilities - 1.9%
Black Hills Corp. (1)	13,923	921,842

NorthWestern Corp. (1)	5,227	334,319

		1,256,161

Total Utilities		4,708,279

Total Common Stocks (identified cost $62,711,140)		66,124,583

Short-Term Investments - 43.9%

Collateral Pool Investments for Securities on Loan - 42.5%
Collateral pool allocation (3)		28,515,499

Mutual Funds - 1.4%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	938,107	938,013

Total Short-Term Investments (identified cost $29,453,563)		29,453,512

Total Investments - 142.4% (identified cost $92,164,703)		95,578,095
Other Assets and Liabilities - (42.4)%		(28,453,182)

Total Net Assets - 100.0%		$67,124,913

Small-Cap Core Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Communication Services - 1.7%

Alternative Carriers - 0.9%
Cogent Communications Holdings, Inc. (1)	4,125	$200,021
Movies & Entertainment - 0.8%
IMAX Corp. (2)	10,015	185,879

Total Communication Services		385,900

Consumer Discretionary - 11.0%

Apparel Retail - 2.2%
American Eagle Outfitters, Inc. (1)	7,526	157,519
Chico’s FAS, Inc. (1)	20,326	109,761
DSW, Inc., Class A	5,245	145,496
Zumiez, Inc. (1) (2)	3,561	70,223

		482,999
Apparel, Accessories & Luxury Goods - 0.9%
Movado Group, Inc.	3,565	134,187
Vera Bradley, Inc. (1) (2)	5,022	55,342

		189,529
Auto Parts & Equipment - 2.4%
American Axle & Manufacturing Holdings, Inc. (1) (2)	10,373	129,144
Cooper-Standard Holdings, Inc. (2)	1,686	123,280
Dana, Inc.	5,244	76,091
Stoneridge, Inc. (2)	7,239	193,643

		522,158
Consumer Electronics - 0.4%
ZAGG, Inc. (1) (2)	8,997	90,420
Education Services - 0.5%
K12, Inc. (1) (2)	5,167	123,285
Footwear - 1.1%
Deckers Outdoor Corp. (2)	1,888	251,557
Homebuilding - 0.7%
KB Home (1)	7,598	160,394
Homefurnishing Retail - 0.7%
RH (1) (2)	1,311	152,259
Leisure Products - 1.0%
Johnson Outdoors, Inc., Class A	1,304	92,975
MasterCraft Boat Holdings, Inc. (2)	5,023	130,146

		223,121
Restaurants - 0.8%
BJ’s Restaurants, Inc. (1)	3,237	175,834
Specialty Stores - 0.3%
Container Store Group, Inc. (2)	10,584	57,471

Total Consumer Discretionary		2,429,027

Consumer Staples - 1.6%

Food Distributors - 1.1%
Performance Food Group Co. (2)	7,130	245,700

Hypermarkets & Super Centers - 0.5%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	4,758	111,147

Total Consumer Staples		356,847

Energy - 4.6%

Oil & Gas-Equipment & Services - 2.1%
Mammoth Energy Services, Inc. (1)	5,781	145,450
Matrix Service Co. (2)	7,703	157,449
SEACOR Holdings, Inc. (2)	2,353	97,744
U.S. Silica Holdings, Inc. (1)	4,454	63,202

		463,845
Oil & Gas-Exploration & Production - 2.5%
Gulfport Energy Corp. (1) (2)	11,286	96,157
SM Energy Co. (1)	2,905	59,262
Southwestern Energy Co. (1) (2)	41,439	199,736
SRC Energy, Inc. (1) (2)	9,907	57,163
W&T Offshore, Inc. (1) (2)	23,186	134,711

		547,029

Total Energy		1,010,874

Financials - 15.6%

Asset Management & Custody Banks - 0.7%
Waddell & Reed Financial, Inc., Class A (1)	7,435	151,377
Consumer Finance - 0.3%
Nelnet, Inc., Class A	1,405	76,502
Investment Banking & Brokerage - 1.3%
Evercore, Inc., Class A (1)	2,047	169,000
Stifel Financial Corp. (1)	2,493	120,337

		289,337
Life & Health Insurance - 2.5%
American Equity Investment Life Holding Co.	5,624	191,947
CNO Financial Group, Inc. (1)	4,833	88,444
Primerica, Inc. (1)	2,254	267,955

		548,346
Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	1,971	79,392
Property & Casualty Insurance - 0.7%
Employers Holdings, Inc.	3,476	156,246
Regional Banks - 7.6%
1st Source Corp. (1)	2,169	104,893
BancFirst Corp.	1,360	75,915
Bancorp, Inc. (2)	8,686	86,426
Banner Corp.	2,373	142,380
Cathay General Bancorp (1)	5,699	225,509
Central Pacific Financial Corp.	5,893	165,240
Community Trust Bancorp, Inc.	1,167	53,927
Eagle Bancorp, Inc. (1) (2)	3,838	221,222
Enterprise Financial Services Corp. (1)	2,282	101,983
First Financial Corp.	1,353	63,172
Great Western Bancorp, Inc.	6,189	230,973
Hanmi Financial Corp.	6,061	136,009
Peapack Gladstone Financial Corp.	2,536	72,555

		1,680,204
Thrifts & Mortgage Finance - 2.1%
NMI Holdings, Inc., Class A (1) (2)	8,756	171,092
TrustCo Bank Corp.	12,970	102,334

Walker & Dunlop, Inc.	4,144	195,721

		469,147

Total Financials		3,450,551

Healthcare - 19.5%

Biotechnology - 5.2%
BioSpecifics Technologies Corp. (1) (2)	1,524	93,528
ChemoCentryx, Inc. (1) (2)	9,404	94,510
Emergent BioSolutions, Inc. (1) (2)	2,523	183,776
Genomic Health, Inc. (1) (2)	2,226	175,965
Ligand Pharmaceuticals, Inc. (1) (2)	534	84,249
Myriad Genetics, Inc. (2)	4,571	147,369
REGENXBIO, Inc. (2)	1,121	67,159
Retrophin, Inc. (1) (2)	4,383	107,559
Vanda Pharmaceuticals, Inc. (1) (2)	7,230	181,039

		1,135,154
Healthcare Equipment - 5.3%
AxoGen, Inc. (1) (2)	2,759	92,371
Cardiovascular Systems, Inc. (2)	3,318	102,427
CONMED Corp.	1,723	117,095
Glaukos Corp. (1) (2)	1,512	99,611
Globus Medical, Inc., Class A (2)	2,889	139,510
Inogen, Inc. (1) (2)	745	109,783
Integer Holdings Corp. (2)	2,766	245,012
Novocure, Ltd. (1) (2)	4,731	162,368
NuVasive, Inc. (1) (2)	1,505	95,854

		1,164,031
Healthcare Supplies - 2.2%
BioLife Solutions, Inc. (2)	4,280	51,232
Cerus Corp. (2)	16,445	86,336
Lantheus Holdings, Inc. (1) (2)	9,191	172,331
OraSure Technologies, Inc. (2)	8,049	102,222
STAAR Surgical Co. (2)	1,979	75,222

		487,343
Healthcare Technology - 2.2%
Allscripts Healthcare Solutions, Inc. (1) (2)	7,749	79,117
Evolent Health, Inc., Class A (1) (2)	3,432	88,203
HealthStream, Inc.	4,861	119,775
Simulations Plus, Inc. (1)	3,534	70,044
Vocera Communications, Inc. (1) (2)	3,314	131,698

		488,837
Life Sciences Tools & Services - 1.9%
Cambrex Corp. (1) (2)	2,670	127,706
Luminex Corp.	4,984	146,380
Medpace Holdings, Inc. (2)	2,481	153,599

		427,685
Pharmaceuticals - 2.7%
ANI Pharmaceuticals, Inc. (1) (2)	1,667	92,668
Pacira Pharmaceuticals, Inc. (1) (2)	3,351	161,954
Phibro Animal Health Corp., Class A	4,069	137,939
Supernus Pharmaceuticals, Inc. (1) (2)	4,278	202,863

		595,424

Total Healthcare		4,298,474

Industrials - 15.2%

Air Freight & Logistics - 0.8%
Hub Group, Inc., Class A (1) (2)	3,854	171,272
Airlines - 1.7%
Hawaiian Holdings, Inc. (1)	5,427	217,840
Spirit Airlines, Inc. (2)	2,418	155,042

		372,882

Building Products - 1.4%
Armstrong Flooring, Inc. (2)	4,814	75,291
Continental Building Products, Inc. (1) (2)	3,750	107,175
Masonite International Corp. (2)	2,210	118,611

		301,077
Construction & Engineering - 0.6%
Comfort Systems USA, Inc.	2,653	139,707
Construction Machinery & Heavy Trucks - 0.7%
Greenbrier Cos., Inc. (1)	3,372	164,924
Electrical Components & Equipment - 0.9%
Atkore International Group, Inc. (2)	9,906	202,280
Environmental & Facilities Services - 0.6%
Advanced Disposal Services, Inc. (2)	4,866	131,139
Human Resource & Employment Services - 0.9%
TrueBlue, Inc. (1) (2)	7,490	189,122
Industrial Machinery - 2.2%
Milacron Holdings Corp. (2)	11,078	157,862
SPX FLOW, Inc. (2)	3,223	120,959
Watts Water Technologies, Inc., Class A	2,787	205,569

		484,390
Office Services & Supplies - 1.3%
ACCO Brands Corp. (1)	8,090	65,691
Herman Miller, Inc.	6,564	222,257

		287,948
Research & Consulting Services - 0.9%
ICF International, Inc.	2,776	194,403
Trading Companies & Distributors - 2.0%
H&E Equipment Services, Inc.	5,106	113,098
Rush Enterprises, Inc., Class A	5,115	194,882
WESCO International, Inc. (2)	2,647	141,376

		449,356
Trucking - 1.2%
ArcBest Corp. (1)	4,071	163,898
Covenant Transportation Group, Inc., Class A (2)	4,473	101,895

		265,793

Total Industrials		3,354,293

Information Technology - 16.6%

Application Software - 0.8%
Verint Systems, Inc. (1) (2)	3,961	179,948
Communications Equipment - 2.6%
Ciena Corp. (1) (2)	7,577	247,162
Comtech Telecommunications Corp. (1)	6,913	176,558
Lumentum Holdings, Inc. (1) (2)	3,315	147,418

		571,138
Consulting & Other Services - 1.2%
Hackett Group, Inc. (1)	4,399	77,643
Virtusa Corp. (2)	4,210	186,629

		264,272
Data Processing & Outsourced Services - 1.5%
Sykes Enterprises, Inc. (2)	5,719	157,959
Travelport Worldwide, Ltd.	11,559	176,621

		334,580
Electronic Components - 0.7%
Vishay Intertechnology, Inc. (1)	7,002	145,992

Electronic Equipment & Instruments - 1.6%
FARO Technologies, Inc. (1) (2)	2,682	133,349
Itron, Inc. (1) (2)	2,745	148,669
Vishay Precision Group, Inc. (2)	2,163	73,391

		355,409
Electronic Manufacturing Services - 1.8%
Fabrinet (2)	3,433	181,022
Methode Electronics, Inc. (1)	4,678	141,743
TTM Technologies, Inc. (1) (2)	5,618	66,798

		389,563
Internet Software & Services - 1.6%
Care.com, Inc. (1) (2)	5,550	99,456
Meet Group, Inc. (1) (2)	14,511	58,479
SPS Commerce, Inc. (1) (2)	2,335	199,012

		356,947
Semiconductor Equipment - 2.2%
Entegris, Inc.	7,218	212,209
Nanometrics, Inc. (2)	3,933	126,328
Rudolph Technologies, Inc. (2)	6,610	140,264

		478,801
Semiconductors - 1.3%
Diodes, Inc. (1) (2)	2,901	101,042
Semtech Corp. (1) (2)	3,491	186,210

		287,252
Systems Software - 0.5%
CommVault Systems, Inc. (2)	2,099	123,715
Technology Distributors - 0.8%
Insight Enterprises, Inc. (2)	3,855	171,856

Total Information Technology		3,659,473

Materials - 2.8%

Commodity Chemicals - 0.7%
Trinseo SA	3,274	165,435
Forest Products - 1.0%
Boise Cascade Co. (1)	4,078	108,393
Louisiana-Pacific Corp.	5,322	121,661

		230,054
Specialty Chemicals - 0.8%
Kraton Corp. (2)	4,435	116,197
OMNOVA Solutions, Inc. (2)	6,117	49,854

		166,051
Steel - 0.3%
Ryerson Holding Corp. (1) (2)	8,543	69,967

Total Materials		631,507

Real Estate - 5.5%

Diversified REIT’s - 1.1%
American Assets Trust, Inc.	5,833	242,770
Hotel & Resort REIT’s - 2.9%
Chesapeake Lodging Trust	7,846	232,006
Hersha Hospitality Trust (1)	10,364	197,953
Xenia Hotels & Resorts, Inc.	10,259	208,463

		638,422
Office REIT’s - 0.5%
Brandywine Realty Trust	7,557	107,838
Real Estate Services - 0.7%
Realogy Holdings Corp. (1)	8,494	163,594

Retail REIT’s - 0.3%
Kite Realty Group Trust (1)	3,224	53,228

Total Real Estate		1,205,852

Utilities - 4.2%

Electric Utilities - 3.4%
El Paso Electric Co.	1,995	110,423
IDACORP, Inc. (1)	1,241	121,916
PNM Resources, Inc. (1)	5,868	253,615
Portland General Electric Co. (1)	5,585	268,918

		754,872
Multi-Utilities - 0.8%
Black Hills Corp. (1)	1,387	91,833
NorthWestern Corp. (1)	1,255	80,270

		172,103

Total Utilities		926,975

Total Common Stocks (identified cost $20,660,533)		21,709,773

Short-Term Investments - 39.8%

Collateral Pool Investments for Securities on Loan - 38.2%
Collateral pool allocation (3)		8,431,952

Mutual Funds - 1.6%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	344,443	344,409

Total Short-Term Investments (identified cost $8,776,352)		8,776,361

Total Investments - 138.1% (identified cost $29,436,885)		30,486,134
Other Assets and Liabilities - (38.1)%		(8,404,937)

Total Net Assets - 100.0%		$22,081,197

Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 98.3%

Communication Services - 0.9%

Alternative Carriers - 0.9%
Cogent Communications Holdings, Inc. (1)	24,387	$1,182,526

Consumer Discretionary - 11.7%

Apparel Retail - 1.7%
Boot Barn Holdings, Inc. (1) (2)	58,143	1,316,358
Chico’s FAS, Inc. (1)	148,898	804,049

		2,120,407
Apparel, Accessories & Luxury Goods - 1.9%
G-III Apparel Group, Ltd. (1) (2)	32,324	1,295,546
Oxford Industries, Inc. (1)	14,908	1,198,454

		2,494,000
Auto Parts & Equipment - 1.1%
Gentherm, Inc. (1) (2)	29,358	1,363,092
Casinos & Gaming - 0.7%
Boyd Gaming Corp. (1)	38,626	958,697
Homebuilding - 0.7%
Cavco Industries, Inc. (1) (2)	5,360	882,041
Homefurnishing Retail - 1.1%
Sleep Number Corp. (1) (2)	36,341	1,393,314
Internet & Direct Marketing Retail - 0.9%
Duluth Holdings, Inc., Class B (1) (2)	37,702	1,183,089
Leisure Products - 0.8%
Callaway Golf Co. (1)	59,170	1,013,582
Restaurants - 1.5%
Bloomin’ Brands, Inc.	59,197	1,157,301
Chuy’s Holdings, Inc. (1) (2)	34,754	743,736

		1,901,037
Specialty Stores - 1.3%
Five Below, Inc. (1) (2)	15,971	1,673,601

Total Consumer Discretionary		14,982,860

Consumer Staples - 3.5%

Food Distributors - 1.1%
Performance Food Group Co. (1) (2)	41,422	1,427,402
Household Products - 0.7%
Central Garden & Pet Co., Class A (1) (2)	31,060	965,966
Hypermarkets & Super Centers - 1.0%
BJ’s Wholesale Club Holdings, Inc. (1) (2)	52,551	1,227,592
Soft Drinks - 0.7%
Primo Water Corp. (1) (2)	60,943	884,892

Total Consumer Staples		4,505,852

Energy - 2.2%

Oil & Gas-Equipment & Services - 1.4%
Keane Group, Inc. (2)	76,620	852,014

SEACOR Holdings, Inc. (2)	22,951	953,385

		1,805,399
Oil & Gas-Exploration & Production - 0.8%
Matador Resources Co. (1) (2)	43,033	981,152

Total Energy		2,786,551

Financials - 6.0%

Diversified Banks - 0.8%
Bank of NT Butterfield & Son, Ltd.	25,247	1,001,801
Investment Banking & Brokerage - 0.8%
Houlihan Lokey, Inc. (1)	24,578	1,039,649
Life & Health Insurance - 0.9%
Primerica, Inc. (1)	9,906	1,177,625
Property & Casualty Insurance - 0.8%
Employers Holdings, Inc.	22,187	997,306
Regional Banks - 2.7%
Great Western Bancorp, Inc.	29,262	1,092,058
LegacyTexas Financial Group, Inc. (1)	29,836	1,157,935
Trustmark Corp. (1)	36,758	1,188,754

		3,438,747

Total Financials		7,655,128

Healthcare - 26.6%

Biotechnology - 8.9%
ChemoCentryx, Inc. (1) (2)	75,549	759,267
Emergent BioSolutions, Inc. (1) (2)	21,593	1,572,834
Genomic Health, Inc. (1) (2)	25,153	1,988,345
Heron Therapeutics, Inc. (1) (2)	35,044	1,006,814
Lexicon Pharmaceuticals, Inc. (1) (2)	90,906	736,339
Ligand Pharmaceuticals, Inc. (1) (2)	5,853	923,428
Loxo Oncology, Inc. (1) (2)	7,638	1,072,528
REGENXBIO, Inc. (1) (2)	17,022	1,019,788
Retrophin, Inc. (1) (2)	41,505	1,018,533
Vanda Pharmaceuticals, Inc. (2)	52,789	1,321,836

		11,419,712
Healthcare Equipment - 7.2%
AtriCure, Inc. (2)	36,148	1,210,597
Cardiovascular Systems, Inc. (1) (2)	35,518	1,096,441
CONMED Corp.	17,978	1,221,785
Glaukos Corp. (1) (2)	26,672	1,757,151
Inogen, Inc. (1) (2)	5,777	851,299
Integer Holdings Corp. (2)	19,892	1,762,033
Masimo Corp. (1) (2)	11,243	1,241,452

		9,140,758
Healthcare Services - 1.5%
Amedisys, Inc. (1) (2)	13,624	1,856,270
Healthcare Supplies - 1.5%
Lantheus Holdings, Inc. (1) (2)	62,638	1,174,462
OraSure Technologies, Inc. (1) (2)	57,475	729,933

		1,904,395
Healthcare Technology - 2.3%
Evolent Health, Inc., Class A (1) (2)	57,191	1,469,809
Vocera Communications, Inc. (1) (2)	37,009	1,470,737

		2,940,546
Life Sciences Tools & Services - 1.9%
Cambrex Corp. (1) (2)	21,422	1,024,615
Medpace Holdings, Inc. (1) (2)	22,931	1,419,658

		2,444,273

Pharmaceuticals - 3.3%
Assertio Therapeutics, Inc. (1) (2)	121,548	605,917
Intersect ENT, Inc. (1) (2)	42,715	1,281,877
Pacira Pharmaceuticals, Inc. (1) (2)	25,435	1,229,273
Supernus Pharmaceuticals, Inc. (1) (2)	23,716	1,124,613

		4,241,680

Total Healthcare		33,947,634

Industrials - 18.9%

Air Freight & Logistics - 1.8%
Echo Global Logistics, Inc. (1) (2)	42,843	1,086,927
Hub Group, Inc., Class A (1) (2)	25,821	1,147,485

		2,234,412
Building Products - 1.5%
Builders FirstSource, Inc. (1) (2)	68,855	931,608
PGT Innovations, Inc. (1) (2)	53,267	1,026,455

		1,958,063
Commercial Printing - 0.8%
Cimpress NV (1) (2)	8,701	1,049,863
Construction & Engineering - 1.3%
Comfort Systems USA, Inc.	31,176	1,641,728
Construction Machinery & Heavy Trucks - 0.4%
Spartan Motors, Inc.	64,742	521,173
Electrical Components & Equipment - 0.8%
Atkore International Group, Inc. (1) (2)	52,220	1,066,332
Environmental & Facilities Services - 1.0%
Covanta Holding Corp. (1)	77,990	1,291,514
Human Resource & Employment Services - 2.3%
Insperity, Inc. (1)	14,812	1,481,793
Korn/Ferry International (1)	29,167	1,428,308

		2,910,101
Industrial Machinery - 7.1%
Chart Industries, Inc. (1) (2)	15,746	1,000,816
Hillenbrand, Inc.	26,107	1,156,801
Milacron Holdings Corp. (2)	63,977	911,672
Proto Labs, Inc. (1) (2)	10,298	1,325,249
Rexnord Corp. (1) (2)	41,696	1,180,414
SPX FLOW, Inc. (1) (2)	30,124	1,130,554
Tennant Co.	17,488	1,046,657
Watts Water Technologies, Inc., Class A (1)	17,501	1,290,874

		9,043,037
Office Services & Supplies - 0.9%
Herman Miller, Inc.	32,515	1,100,958
Research & Consulting Services - 1.0%
ICF International, Inc.	17,591	1,231,898

Total Industrials		24,049,079

Information Technology - 19.6%

Application Software - 1.5%
HubSpot, Inc. (1) (2)	7,807	1,085,407
Monotype Imaging Holdings, Inc.	46,477	801,729

		1,887,136
Communications Equipment - 3.3%
CalAmp Corp. (2)	41,601	736,338
Ciena Corp. (1) (2)	47,721	1,556,659
Lumentum Holdings, Inc. (1) (2)	19,870	883,619

Quantenna Communications, Inc. (2)	69,879	1,046,787

		4,223,403
Electronic Equipment & Instruments - 0.6%
Control4 Corp. (1) (2)	36,781	800,722
Internet Software & Services - 5.7%
Carbonite, Inc. (1) (2)	37,047	1,049,542
Cornerstone OnDemand, Inc. (1) (2)	24,098	1,316,233
j2 Global, Inc. (1)	17,016	1,255,951
SPS Commerce, Inc. (1) (2)	16,927	1,442,688
TrueCar, Inc. (1) (2)	119,348	1,242,413
Yelp, Inc. (1) (2)	28,308	953,130

		7,259,957
Semiconductor Equipment - 4.3%
Entegris, Inc. (1)	46,095	1,355,193
FormFactor, Inc. (1) (2)	72,967	1,203,226
Nanometrics, Inc. (1) (2)	36,626	1,176,427
Photronics, Inc. (1) (2)	99,123	961,493
Rudolph Technologies, Inc. (2)	39,687	842,158

		5,538,497
Semiconductors - 1.6%
Rambus, Inc. (1) (2)	92,762	808,885
Silicon Laboratories, Inc. (1) (2)	13,388	1,183,097

		1,991,982
Systems Software - 2.6%
CommVault Systems, Inc. (1) (2)	19,700	1,161,118
Rapid7, Inc. (2)	34,476	1,096,337
Varonis Systems, Inc. (2)	18,555	1,074,520

		3,331,975

Total Information Technology		25,033,672

Materials - 4.7%

Commodity Chemicals - 0.7%
Trinseo SA	16,353	826,317
Forest Products - 1.6%
Boise Cascade Co. (1)	33,663	894,763
Louisiana-Pacific Corp.	48,198	1,101,806

		1,996,569
Specialty Chemicals - 1.5%
Innospec, Inc.	15,569	1,148,058
Kraton Corp. (1) (2)	31,176	816,811

		1,964,869
Steel - 0.9%
Commercial Metals Co.	59,579	1,148,087

Total Materials		5,935,842

Real Estate - 4.2%

Diversified REIT’s - 1.0%
American Assets Trust, Inc.	32,515	1,353,274
Hotel & Resort REIT’s - 0.9%
Hersha Hospitality Trust (1)	58,662	1,120,444
Industrial REIT’s - 1.3%
EastGroup Properties, Inc. (1)	16,230	1,623,325

Real Estate Operating Companies - 1.0%
Kennedy-Wilson Holdings, Inc.	63,545	1,244,847

Total Real Estate		5,341,890

Total Common Stocks (identified cost $112,202,691)		125,421,034

Short-Term Investments - 45.6%

Collateral Pool Investments for Securities on Loan - 43.9%
Collateral pool allocation (3)		55,938,978

Mutual Funds - 1.7%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	2,179,837	2,179,619

Total Short-Term Investments (identified cost $58,118,717)		58,118,597

Total Investments - 143.9% (identified cost $170,321,408)		183,539,631
Other Assets and Liabilities - (43.9)%		(56,001,515)

Total Net Assets - 100.0%		$127,538,116

Global Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 97.4%

Bermuda - 1.1%
Argo Group International Holdings, Ltd.	1,954	$135,451
Enstar Group, Ltd. (2)	849	149,569
Giordano International, Ltd.	94,000	43,301

		328,321
Brazil - 0.8%
IRB Brasil Resseguros S/A	12,000	232,273
Canada - 9.7%
Allied Properties Real Estate Investment Trust	6,612	224,439
Atco, Ltd., Class I	8,599	262,957
BCE, Inc.	7,769	333,003
Canadian Imperial Bank of Commerce	1,146	96,172
Cogeco Communications, Inc.	3,094	150,433
Detour Gold Corp. (2)	9,060	67,303
Emera, Inc.	3,197	107,317
First Capital Realty, Inc.	4,251	63,158
George Weston, Ltd.	3,973	287,274
Granite Real Estate Investment Trust	3,928	162,098
Laurentian Bank of Canada (1)	4,870	152,773
Loblaw Cos., Ltd.	4,099	189,085
Maple Leaf Foods, Inc.	6,033	134,132
Quebecor, Inc., Class B	19,736	425,869
Rogers Communications, Inc., Class B	2,361	125,935
Transcontinental, Inc., Class A	6,984	105,392

		2,887,340
Cayman Islands - 0.7%
361 Degrees International, Ltd.	165,000	40,697
Fresh Del Monte Produce, Inc.	1,331	44,788
WH Group, Ltd. (5)	168,500	122,955

		208,440
China - 1.1%
Agricultural Bank of China, Ltd., Class H	353,000	160,128
China Minsheng Banking Corp., Ltd., Class H	141,600	104,490
China Telecom Corp., Ltd., Class H	98,000	53,116

		317,734
Czech Republic - 2.6%
CEZ AS	16,894	402,629
Komercni banka AS	4,772	187,526
Moneta Money Bank AS (5)	53,865	185,577

		775,732
Denmark - 0.3%
Pandora A/S	1,417	76,553
France - 0.1%
Boiron SA	420	25,011
Germany - 0.2%
Talanx AG (2)	1,955	69,724
Guernsey - 1.9%
Amdocs, Ltd. (1)	8,729	566,599

Hong Kong - 8.5%
CLP Holdings, Ltd.	57,000	628,319
Dah Sing Financial Holdings, Ltd.	16,800	92,968
Dairy Farm International Holdings, Ltd.	9,600	84,547
Hang Seng Bank, Ltd.	17,100	395,829
HK Electric Investments & HK Electric Investments, Ltd. (1)	461,500	442,376
Hysan Development Co., Ltd.	40,000	191,194
PCCW, Ltd.	464,000	272,192
Vitasoy International Holdings, Ltd.	40,000	162,046
VTech Holdings, Ltd.	12,300	116,699
Yuexiu Real Estate Investment Trust	236,000	150,513

		2,536,683
Hungary - 0.3%
Magyar Telekom Telecommunications PLC	58,422	91,971
Israel - 1.9%
Bank Hapoalim BM	12,684	87,242
Bank Leumi Le-Israel BM	39,227	258,043
Bezeq - The Israeli Telecommunication Corp., Ltd.	116,783	135,113
Strauss Group, Ltd.	4,291	99,007

		579,405
Japan - 8.2%
AOKI Holdings, Inc. (1)	7,100	91,631
Bridgestone Corp.	1,500	60,820
Daiichi Sankyo Co., Ltd.	3,200	117,468
Doutor Nichires Holdings Co., Ltd.	4,900	95,613
Duskin Co., Ltd.	7,900	182,128
Geo Holdings Corp.	12,500	210,435
Hogy Medical Co., Ltd.	1,600	48,296
Kissei Pharmaceutical Co., Ltd.	4,000	123,781
KYORIN Holdings, Inc.	10,500	252,466
Mitsui Sugar Co., Ltd.	3,200	85,167
Morinaga Milk Industry Co., Ltd.	1,600	46,988
Nihon Kohden Corp.	3,100	101,461
Nippon Telegraph & Telephone Corp.	5,800	239,123
Paramount Bed Holdings Co., Ltd.	2,100	88,706
Shimachu Co., Ltd.	6,000	162,473
Suzuken Co., Ltd.	2,000	107,714
Takeda Pharmaceutical Co., Ltd. (1)	2,800	105,651
Towa Pharmaceutical Co., Ltd.	1,400	104,435
Valor Holdings Co., Ltd.	4,100	105,755
Vital KSK Holdings, Inc.	6,800	72,604
Xebio Holdings Co., Ltd.	4,200	54,500

		2,457,215
Malaysia - 4.4%
Malayan Banking Bhd	53,500	120,308
Public Bank Bhd	107,100	638,974
Tenaga Nasional Bhd	163,200	555,822

		1,315,104
Myanmar - 0.2%
Genting Bhd	48,300	72,550
Netherlands - 0.6%
Intertrust NV (5)	5,027	80,946
Koninklijke Ahold Delhaize NV	3,824	98,637

		179,583
New Zealand - 3.4%
Air New Zealand, Ltd.	42,865	90,859
Argosy Property, Ltd.	115,510	92,186
Chorus, Ltd. (1)	20,907	68,954
Fisher & Paykel Healthcare Corp., Ltd.	20,602	189,319
Infratil, Ltd.	44,363	110,726

Metlifecare, Ltd. (1)	22,877	87,292
Ryman Healthcare, Ltd.	26,268	209,308
Summerset Group Holdings, Ltd. (1)	35,178	159,365

		1,008,009
Philippines - 1.8%
Alliance Global Group, Inc. (2)	459,300	100,159
First Philippine Holdings Corp.	34,210	40,482
Manila Electric Co.	37,150	272,851
PLDT, Inc.	5,840	129,355

		542,847
Singapore - 4.0%
Ascott Residence Trust	47,000	36,756
BOC Aviation, Ltd. (5)	14,100	108,928
Cache Logistics Trust	100,700	51,864
CDL Hospitality Trusts	76,000	83,192
Frasers Centrepoint Trust	110,700	174,237
Mapletree Industrial Trust	42,300	58,598
Mapletree Logistics Trust	181,600	168,244
RHT Health Trust	121,400	66,876
SATS, Ltd.	74,200	259,261
Sheng Siong Group, Ltd.	98,900	77,975
Singapore Airlines, Ltd.	17,100	118,891

		1,204,822
Switzerland - 0.7%
Roche Holding AG	158	40,998
Sonova Holding AG	943	152,942

		193,940
Taiwan - 3.1%
Coretronic Corp.	80,000	104,047
Far EasTone Telecommunications Co., Ltd.	187,000	440,090
Great Wall Enterprise Co., Ltd.	75,000	78,691
Pou Chen Corp.	65,000	70,747
Taichung Commercial Bank Co., Ltd.	291,202	96,571
Taiwan Secom Co., Ltd.	23,075	66,135
Uni-President Enterprises Corp.	36,000	84,600

		940,881
Thailand - 0.7%
Thai Beverage PCL (1)	461,300	212,508
United Kingdom - 0.3%
Halfords Group PLC	27,871	103,792
United States - 40.8%
ALLETE, Inc.	1,772	144,205
Allstate Corp.	6,045	539,154
Amedisys, Inc. (2)	742	101,098
Ameren Corp.	9,520	653,262
American Assets Trust, Inc.	3,269	136,056
American Electric Power Co., Inc.	5,618	436,743
American Express Co.	965	108,341
Atrion Corp.	206	159,283
Bryn Mawr Bank Corp.	2,068	81,314
Carter’s, Inc. (1)	471	43,568
Chemed Corp.	518	164,092
Chevron Corp.	4,747	564,608
Chico’s FAS, Inc.	10,806	58,352
CONMED Corp.	1,289	87,600
Darden Restaurants, Inc.	2,499	276,239
Discover Financial Services	6,252	445,768
Eli Lilly & Co.	1,715	203,468
Essex Property Trust, Inc.	1,136	298,211

Exelon Corp.	8,054	373,625
Fiserv, Inc. (2)	2,310	182,790
Foot Locker, Inc.	1,008	56,851
Forrester Research, Inc.	1,198	55,995
Harris Corp.	543	77,622
Huntington Ingalls Industries, Inc.	637	137,273
ICU Medical, Inc. (2)	772	185,658
IDACORP, Inc.	5,354	525,977
Invacare Corp. (1)	4,785	26,318
Kroger Co.	4,821	142,991
Lockheed Martin Corp.	634	190,473
Masimo Corp. (2)	1,070	118,149
MDU Resources Group, Inc.	3,296	87,245
Merck & Co., Inc.	8,196	650,271
Meridian Bancorp, Inc.	10,779	176,237
NorthWestern Corp.	6,371	407,489
PepsiCo, Inc.	3,661	446,422
Pfizer, Inc.	15,324	708,429
Pinnacle West Capital Corp.	661	59,067
PNM Resources, Inc.	4,000	172,880
Portland General Electric Co.	13,466	648,388
Progressive Corp.	1,508	99,965
Safety Insurance Group, Inc.	2,044	179,504
Surmodics, Inc. (2)	1,660	100,579
Sysco Corp.	6,827	460,140
U.S. Physical Therapy, Inc.	1,204	143,264
Unum Group	5,034	180,771
USANA Health Sciences, Inc. (2)	2,229	272,785
Valero Energy Corp.	1,684	134,552
Walmart, Inc.	4,213	411,399
WellCare Health Plans, Inc. (2)	545	138,910
Xcel Energy, Inc.	2,738	143,608

		12,196,989

Total Common Stocks (identified cost $25,699,487)		29,124,026

Common Stock Units - 0.4%

Mexico - 0.4%
Megacable Holdings SAB de C.V.,	23,300	106,233

Total Common Stock Units (identified cost $98,155)		106,233

Short-Term Investments - 6.0%

Collateral Investment for Securities on Loan - 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.240% (3)	1,303,049	1,303,049

Mutual Funds - 1.6%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	476,615	476,567

Total Short-Term Investments (identified cost $1,779,684)		1,779,616

Total Investments - 103.8% (identified cost $27,577,326)		31,009,875
Other Assets and Liabilities - (3.8)%		(1,125,363)

Total Net Assets - 100.0%		$29,884,512

Global Low Volatility Equity Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Advertising	$55,995	0.2%
Aerospace/Defense	268,095	0.9
Agriculture	78,691	0.3
Airlines	209,750	0.7
Apparel	114,315	0.3
Auto Parts & Equipment	60,820	0.2
Banks	2,657,915	8.9
Beverages	820,976	2.8
Commercial Services	434,601	1.5
Computers	566,599	1.9
Diversified Financial Services	663,037	2.3
Electric	6,475,968	21.7
Electronics	104,047	0.3
Engineering & Construction	259,261	0.9
Food	1,986,066	6.6
Healthcare-Products	1,258,311	4.2
Healthcare-Services	1,003,329	3.4
Holding Companies-Diversified	100,159	0.3
Insurance	1,586,411	5.3
Lodging	72,550	0.2
Media	576,302	1.9
Mining	67,303	0.2
Oil & Gas	699,160	2.3
Pharmaceuticals	2,785,081	9.4
Private Equity	92,186	0.3
Real Estate	321,228	1.0
Real Estate Investment Trusts	1,544,208	5.2
Retail	1,759,811	5.9
Savings & Loans	176,237	0.6
Shipbuilding	137,273	0.4
Software	182,790	0.6
Telecommunications	2,005,551	6.7

Total Common Stocks	29,124,026	97.4
Common Stock Units	106,233	0.4
Collateral Investment for Securities on Loan	1,303,049	4.4
Mutual Funds	476,567	1.6

Total Investments	31,009,875	103.8
Other Assets and Liabilities	(1,125,363)	(3.8)

Net Assets	$29,884,512	100.0%

Disciplined International Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 96.4%

Australia - 8.5%
BHP Billiton, Ltd.	24,833	$551,830
CSL, Ltd.	2,017	262,652
Evolution Mining, Ltd.	415,646	954,897
Fortescue Metals Group, Ltd.	462,243	1,351,744
Qantas Airways, Ltd.	256,860	1,121,129
Rio Tinto PLC	18,889	857,495
St. Barbara, Ltd.	162,695	528,260
Whitehaven Coal, Ltd.	212,041	664,401
Woodside Petroleum, Ltd.	21,557	490,895

		6,783,303
Cayman Islands - 0.5%
IGG, Inc.	217,000	263,370
WH Group, Ltd. (5)	220,500	160,899

		424,269
Denmark - 4.0%
Novo Nordisk A/S, Class B	44,070	2,054,101
Pandora A/S	21,291	1,150,244

		3,204,345
Finland - 1.9%
UPM-Kymmene OYJ	56,885	1,516,335
France - 10.3%
Arkema SA	6,302	598,346
Bouygues SA	4,890	188,128
Capgemini SE	2,282	266,412
Credit Agricole SA	54,823	681,152
Eiffage SA	3,842	366,577
Eramet	3,129	252,819
Peugeot SA	80,347	1,766,282
Sanofi	22,736	2,057,736
Societe Generale SA	24,609	906,271
Vinci SA	12,768	1,117,840

		8,201,563
Germany - 6.9%
Allianz SE	11,228	2,371,390
Covestro AG (5)	19,829	1,140,670
Deutsche Lufthansa AG	23,387	568,624
Fresenius Medical Care AG & Co. KGaA	2,308	187,688
Fresenius SE & Co. KGaA	15,080	855,982
Siltronic AG	1,612	145,177
Talanx AG (2)	5,666	202,075

		5,471,606
Hong Kong - 3.6%
CK Asset Holdings, Ltd.	221,000	1,596,418
Hong Kong Exchanges & Clearing, Ltd.	14,500	424,668
Sands China, Ltd.	195,200	849,083

		2,870,169
Italy - 1.4%
ASTM SpA	13,743	261,778
Enel SpA	80,900	438,916

Societa Iniziative Autostradali e Servizi SpA	28,565	385,754

		1,086,448
Japan - 23.5%
AGC, Inc.	14,200	482,236
Aoyama Trading Co., Ltd.	10,800	270,710
Bridgestone Corp.	6,000	243,278
Chubu Electric Power Co., Inc.	47,000	704,700
Daiwa Securities Group, Inc.	303,000	1,679,062
Foster Electric Co., Ltd.	12,600	171,927
Fujikura, Ltd.	61,700	267,966
Fujitsu, Ltd.	6,700	412,394
Hitachi, Ltd.	53,900	1,561,232
Honda Motor Co., Ltd.	60,400	1,704,438
JVC Kenwood Corp.	100,800	256,642
Kansai Electric Power Co., Inc.	63,400	951,712
Kirin Holdings Co., Ltd.	57,000	1,338,193
Konica Minolta, Inc.	97,500	877,814
Maxell Holdings, Ltd.	12,200	171,731
Mitsubishi UFJ Financial Group, Inc.	281,800	1,537,671
Nippon Telegraph & Telephone Corp.	46,700	1,925,349
Nishimatsu Construction Co., Ltd.	30,100	694,809
Nisshinbo Holdings, Inc.	50,000	455,006
ORIX Corp.	106,000	1,716,411
Sumitomo Electric Industries, Ltd.	12,800	179,719
Sumitomo Mitsui Construction Co., Ltd.	32,000	198,740
Sumitomo Mitsui Financial Group, Inc.	9,600	352,494
Toppan Printing Co., Ltd.	35,100	565,637

		18,719,871
Jersey - 3.1%
Aptiv PLC	18,025	1,295,998
Wizz Air Holdings PLC (2) (5)	30,449	1,165,017

		2,461,015
Luxembourg - 0.5%
Ternium SA, ADR	12,987	376,883
Netherlands - 4.7%
ABN AMRO Group NV (5)	60,445	1,548,021
AerCap Holdings NV (2)	10,894	575,966
ASM International NV	8,834	378,085
Fiat Chrysler Automobiles NV (2)	57,550	953,338
Koninklijke Ahold Delhaize NV	10,072	259,800

		3,715,210
New Zealand - 0.2%
Air New Zealand, Ltd.	88,384	187,344
Norway - 5.4%
Austevoll Seafood ASA	47,770	659,430
DNO ASA	208,536	352,274
Equinor ASA	76,985	1,798,743
Salmar ASA	26,451	1,495,508

		4,305,955
Singapore - 1.2%
DBS Group Holdings, Ltd.	28,700	512,669
SATS, Ltd.	55,100	192,524
United Overseas Bank, Ltd.	11,700	215,281

		920,474
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria SA	43,991	250,980
Ence Energia y Celulosa SA	100,225	635,779

		886,759

Sweden - 0.5%
Boliden AB	7,193	161,276
Skandinaviska Enskilda Banken AB, Class A	18,443	192,328

		353,604
Switzerland - 6.0%
Roche Holding AG	12,388	3,214,425
TE Connectivity, Ltd.	15,379	1,183,106
Zurich Insurance Group AG	1,250	392,478

		4,790,009
United Kingdom - 13.1%
Berkeley Group Holdings PLC	17,753	731,820
GlaxoSmithKline PLC	116,042	2,401,207
Imperial Brands PLC	56,066	1,724,927
International Consolidated Airlines Group SA	29,042	232,292
Legal & General Group PLC	543,436	1,696,861
Moneysupermarket.com Group PLC	177,344	691,414
Persimmon PLC	23,613	572,010
QinetiQ Group PLC	117,733	447,089
Royal Mail PLC	99,502	406,376
Tate & Lyle PLC	60,227	551,159
Unilever PLC	17,870	967,579

		10,422,734

Total Common Stocks (identified cost $78,452,699)		76,697,896

Limited Partnership Units - 0.3%

Germany - 0.3%
Schaeffler AG	28,082	241,665

Total Limited Partnership Units (identified cost $376,700)		241,665

Short-Term Investments - 2.5%

Mutual Funds - 2.5%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	2,022,287	2,022,085

Total Short-Term Investments (identified cost $2,022,174)		2,022,085

Total Investments - 99.2% (identified cost $80,851,573)		78,961,646
Other Assets and Liabilities - 0.8%		641,550

Total Net Assets - 100.0%		$79,603,196

Disciplined International Equity Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$1,724,927	2.2%
Airlines	3,274,406	4.1
Auto Manufacturers	4,424,058	5.5
Auto Parts & Equipment	1,718,995	2.1
Banks	6,196,867	8.0
Beverages	1,338,193	1.7
Biotechnology	262,652	0.3
Building Materials	482,236	0.6
Chemicals	1,739,016	2.2
Coal	664,401	0.8
Commercial Services	1,660,258	2.1
Computers	678,806	0.8
Cosmetics/Personal Care	967,579	1.2
Diversified Financial Services	3,820,141	4.8
Electric	2,095,328	2.7
Electrical Components & Equipment	267,966	0.3
Electronics	1,183,106	1.5
Engineering & Construction	2,758,618	3.5
Food	3,126,796	3.9
Forest Products & Paper	2,152,114	2.7
Healthcare-Services	1,043,670	1.3
Home Builders	1,303,830	1.6
Home Furnishings	600,300	0.7
Insurance	4,662,804	5.9
Internet	691,414	0.9
Iron/Steel	1,728,627	2.2
Lodging	849,083	1.1
Machinery-Construction & Mining	1,561,232	2.0
Mining	3,306,577	4.2
Office/Business Equipment	877,814	1.1
Oil & Gas	2,641,912	3.3
Pharmaceuticals	9,727,469	12.2
Real Estate	1,596,418	2.0
Retail	1,420,954	1.7
Semiconductors	523,262	0.7
Software	263,370	0.3
Telecommunications	2,380,355	3.0
Transportation	406,376	0.5
Trucking & Leasing	575,966	0.7

Total Common Stocks	76,697,896	96.4
Auto Parts & Equipment	241,665	0.3
Mutual Funds	2,022,085	2.5

Total Investments	78,961,646	99.2
Other Assets and Liabilities	641,550	0.8

Net Assets	$79,603,196	100.0%

Pyrford International Stock Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 92.6%

Australia - 10.8%
Brambles, Ltd.	1,880,358	$14,158,962
Computershare, Ltd.	825,072	10,992,751
Newcrest Mining, Ltd.	349,929	5,314,680
QBE Insurance Group, Ltd.	1,067,496	8,856,146
Rio Tinto, Ltd.	113,387	6,080,980
Woodside Petroleum, Ltd.	443,540	10,100,261
Woolworths Group, Ltd.	632,131	13,399,017

		68,902,797
Finland - 2.7%
Kone OYJ, Class B	173,662	8,605,833
Sampo OYJ, A Shares	188,856	8,433,813

		17,039,646
France - 8.5%
Air Liquide SA	87,295	10,555,172
Bureau Veritas SA	418,687	9,274,453
Legrand SA	110,951	6,796,957
Rubis SCA	127,853	6,911,223
Sanofi	129,126	11,686,628
TOTAL SA	155,704	8,667,748

		53,892,181
Germany - 6.5%
Brenntag AG	220,332	10,186,149
Deutsche Post AG	239,638	7,620,883
Fielmann AG	127,561	7,989,534
GEA Group AG	259,036	6,994,660
SAP SE	80,725	8,303,286

		41,094,512
Hong Kong - 4.7%
AIA Group, Ltd.	861,800	7,068,659
China Mobile, Ltd.	1,053,500	10,502,188
Power Assets Holdings, Ltd.	1,046,000	7,085,095
VTech Holdings, Ltd.	580,300	5,505,745

		30,161,687
Israel - 1.5%
Bezeq - The Israeli Telecommunication Corp., Ltd.	8,198,023	9,484,755
Japan - 10.2%
ABC-Mart, Inc.	122,100	6,862,512
Japan Tobacco, Inc.	652,468	16,229,074
KDDI Corp.	449,000	10,537,251
Mitsubishi Electric Corp.	575,000	7,594,935
Nihon Kohden Corp.	316,700	10,365,422
Sumitomo Rubber Industries, Ltd.	592,400	7,921,777
Toyota Tsusho Corp.	162,800	5,621,953

		65,132,924
Malaysia - 2.8%
Axiata Group Bhd	8,291,974	7,197,899
Malayan Banking Bhd	4,753,188	10,688,713

		17,886,612

Netherlands - 3.0%
Koninklijke Vopak NV	192,563	8,454,584
Unilever NV	192,272	10,677,643

		19,132,227
Norway - 1.9%
Telenor ASA	628,559	12,215,167
Singapore - 4.7%
ComfortDelGro Corp., Ltd.	5,198,000	7,967,186
Singapore Technologies Engineering, Ltd.	1,885,500	4,893,147
Singapore Telecommunications, Ltd.	3,829,300	8,603,641
United Overseas Bank, Ltd.	443,702	8,164,163

		29,628,137
Sweden - 4.3%
Assa Abloy AB, Class B	436,356	8,123,376
Atlas Copco AB, A Shares	327,411	8,069,382
Essity AB, Class B	448,031	11,505,854

		27,698,612
Switzerland - 14.1%
Givaudan SA	2,031	5,003,521
Nestle SA	250,707	21,407,859
Novartis AG	197,719	18,049,092
Panalpina Welttransport Holding AG	37,357	5,263,238
Roche Holding AG	82,854	21,498,865
Schindler Holding AG	20,466	4,100,989
SGS SA	1,834	4,355,631
Zurich Insurance Group AG	32,775	10,290,770

		89,969,965
Taiwan - 3.9%
Advantech Co., Ltd.	735,118	5,567,572
Chunghwa Telecom Co., Ltd.	2,538,000	8,815,441
Merida Industry Co., Ltd.	536,000	2,277,525
Taiwan Semiconductor Manufacturing Co., Ltd.	1,136,000	8,304,512

		24,965,050
United Kingdom - 13.0%
BP PLC	688,114	4,562,980
British American Tobacco PLC	206,021	7,186,821
GlaxoSmithKline PLC	453,315	9,380,251
IMI PLC	21,210	264,063
Imperial Brands PLC	180,170	5,543,111
Legal & General Group PLC	2,892,375	9,031,349
National Grid PLC	1,154,904	12,269,509
Reckitt Benckiser Group PLC	97,928	8,147,415
Royal Dutch Shell PLC, A Shares	233,748	7,069,343
Royal Dutch Shell PLC, B Shares	175,947	5,381,343
SSE PLC	395,696	5,529,794
Vodafone Group PLC	3,898,271	8,388,564

		82,754,543

Total Common Stocks (identified cost $563,497,525)		589,958,815

Preferred Stocks - 1.5%

Germany - 1.5%
Fuchs Petrolub SE	226,349	9,361,896

Total Preferred Stocks (identified cost $8,757,283)		9,361,896

Short-Term Investments - 4.5%

Mutual Funds - 4.5%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	28,722,105	28,719,233

Total Short-Term Investments (identified cost $28,721,195)		28,719,233

Total Investments - 98.6% (identified cost $600,976,003)		628,039,944
Other Assets and Liabilities - 1.4%		8,623,980

Total Net Assets - 100.0%		$636,663,924

Pyrford International Stock Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$28,959,006	4.5%
Auto Parts & Equipment	7,921,777	1.2
Banks	18,852,876	3.0
Chemicals	25,744,842	4.1
Commercial Services	27,789,046	4.3
Computers	16,560,323	2.6
Cosmetics/Personal Care	22,183,497	3.5
Distribution/Wholesale	5,621,953	0.9
Electric	12,614,889	2.0
Electrical Components & Equipment	6,796,957	1.1
Electronics	8,123,376	1.3
Engineering & Construction	4,893,147	0.8
Food	34,806,876	5.5
Gas	19,180,732	3.0
Hand/Machine Tools	4,100,989	0.6
Healthcare-Products	10,365,422	1.6
Household Products/Wares	8,147,415	1.3
Insurance	43,680,737	6.8
Leisure Time	2,277,525	0.3
Machinery-Construction & Mining	15,664,317	2.4
Machinery-Diversified	15,600,493	2.5
Mining	11,395,660	1.8
Miscellaneous Manufacturing	264,063	0.0
Oil & Gas	35,781,675	5.7
Pharmaceuticals	60,614,836	9.5
Pipelines	8,454,584	1.3
Retail	14,852,046	2.4
Semiconductors	8,304,512	1.3
Software	8,303,286	1.3
Telecommunications	81,250,651	12.7
Transportation	20,851,307	3.3

Total Common Stocks	589,958,815	92.6
Preferred Stocks	9,361,896	1.5
Mutual Funds	28,719,233	4.5

Total Investments	628,039,944	98.6
Other Assets and Liabilities	8,623,980	1.4

Net Assets	$636,663,924	100.0%

LGM Emerging Markets Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks - 95.4%

Brazil - 1.4%
Raia Drogasil SA	154,800	$2,487,128
Chile - 1.5%
Aguas Andinas SA, Class A	4,782,906	2,805,808
China - 10.8%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	105,100	958,366
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	1,614,000	5,610,440
Tingyi Cayman Islands Holding Corp.	4,622,000	6,019,251
Yum China Holdings, Inc.	195,993	7,022,429

		19,610,486
Egypt - 3.9%
Commercial International Bank Egypt SAE, GDR	897,824	3,810,562
Eastern Tobacco	3,142,785	3,216,462

		7,027,024
Hong Kong - 11.0%
AIA Group, Ltd.	816,000	6,692,998
Dairy Farm International Holdings, Ltd.	393,191	3,462,814
Sands China, Ltd.	2,249,600	9,785,336

		19,941,148
India - 19.0%
Colgate-Palmolive India, Ltd.	161,718	2,850,086
Emami, Ltd.	843,681	5,290,665
HDFC Bank, Ltd.	287,648	8,743,669
Housing Development Finance Corp., Ltd.	88,375	2,531,986
ICICI Bank, Ltd.	1,036,309	5,289,763
ITC, Ltd.	1,604,598	6,591,227
Nestle India, Ltd.	20,437	3,182,621

		34,480,017
Indonesia - 8.3%
Bank Mandiri Persero Tbk PT	19,983,708	10,354,249
Bank Rakyat Indonesia Persero Tbk PT	12,058,400	3,066,174
Kalbe Farma Tbk PT	15,332,700	1,635,964

		15,056,387
Malaysia - 4.5%
British American Tobacco Malaysia Bhd	743,300	6,708,114
Public Bank Bhd	256,000	1,527,333

		8,235,447
Mexico - 6.3%
Bolsa Mexicana de Valores SAB de C.V.	1,855,577	3,206,320
Wal-Mart de Mexico SAB de C.V.	3,321,951	8,229,087

		11,435,407
Nigeria - 0.8%
Guaranty Trust Bank PLC	15,198,387	1,434,240
Peru - 1.6%
Credicorp, Ltd.	13,299	2,916,338
Philippines - 4.5%
Universal Robina Corp.	3,362,430	8,211,487

Russia - 4.2%
Magnit PJSC, GDR	593,742	7,607,963
South Africa - 9.5%
AVI, Ltd.	553,073	3,977,735
Clicks Group, Ltd.	276,219	3,742,344
Famous Brands, Ltd. (1) (2)	305,889	2,322,512
Mr Price Group, Ltd. (1)	410,536	7,142,158

		17,184,749
Taiwan - 2.1%
President Chain Store Corp.	363,000	3,760,953
Thailand - 1.1%
Kasikornbank PCL	333,469	1,962,030
United States - 2.2%
Western Union Co.	211,481	3,961,039
Vietnam - 2.7%
Vietnam Dairy Products JSC	887,041	4,887,204

Total Common Stocks (identified cost $159,989,982)		173,004,855

Common Stock Units - 2.7%

Mexico - 2.7%
Fomento Economico Mexicano SAB de C.V.,	557,300	4,829,135

Total Common Stock Units (identified cost $4,808,402)		4,829,135

Short-Term Investments - 4.3%

Collateral Investment for Securities on Loan - 4.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.240% (3)	7,169,829	7,169,829

Mutual Funds - 0.3%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	556,714	556,659

Total Short-Term Investments (identified cost $7,726,432)		7,726,488

Total Investments - 102.4% (identified cost $172,524,816)		185,560,478
Other Assets and Liabilities - (2.4)%		(4,265,715)

Total Net Assets - 100.0%		$181,294,763

LGM Emerging Markets Equity Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Agriculture	$16,515,803	9.1%
Banks	39,104,358	21.5
Commercial Services	3,961,039	2.2
Cosmetics/Personal Care	2,850,086	1.6
Diversified Financial Services	5,738,306	3.2
Food	39,940,146	22.0
Holding Companies-Diversified	3,977,735	2.2
Insurance	6,692,998	3.7
Lodging	9,785,336	5.4
Pharmaceuticals	6,926,629	3.8
Retail	34,706,611	19.2
Water	2,805,808	1.5

Total Common Stocks	173,004,855	95.4
Common Stock Units	4,829,135	2.7
Collateral Investment for Securities on Loan	7,169,829	4.0
Mutual Funds	556,659	0.3

Total Investments	185,560,478	102.4
Other Assets and Liabilities	(4,265,715)	(2.4)

Net Assets	$181,294,763	100.0%

Alternative Strategies Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Common Stocks Purchased Long - 40.2%

Australia - 0.1%
Regis Resources, Ltd.	24,807	$77,016
Bermuda - 0.3%
Argo Group International Holdings, Ltd.	694	48,108
Essent Group, Ltd. (2)	3,548	136,811
Travelport Worldwide, Ltd.	1,968	30,071

		214,990
Brazil - 0.0%
SLC Agricola SA	1,300	15,609
Canada - 2.8%
Air Canada (2)	9,810	214,120
Allied Properties Real Estate Investment Trust	6,953	236,014
Canfor Corp. (2)	8,953	122,707
Cascades, Inc.	2,080	19,584
Cogeco Communications, Inc.	983	47,794
Cogeco, Inc.	448	20,983
Cott Corp.	22,455	333,457
Equitable Group, Inc.	1,690	88,593
George Weston, Ltd.	2,163	156,399
Husky Energy, Inc.	5,652	70,190
Interfor Corp. (2)	10,158	114,680
InterRent Real Estate Investment Trust	7,082	69,293
Methanex Corp.	1,675	92,811
Teck Resources, Ltd., Class B	10,643	215,559

		1,802,184
China - 0.0%
Agricultural Bank of China, Ltd., Class H	59,000	26,764
Denmark - 0.2%
Novo Nordisk A/S, Class B	804	37,474
Scandinavian Tobacco Group A/S, Class A (5)	7,004	92,962

		130,436
France - 0.2%
Boiron SA	489	29,120
Peugeot SA	2,686	59,047
Sanofi	437	39,551

		127,718
Germany - 0.0%
Hamburger Hafen und Logistik AG	665	14,554
Hong Kong - 0.2%
SmarTone Telecommunications Holdings, Ltd.	109,000	135,672
Indonesia - 0.3%
Bukit Asam Tbk PT	541,500	152,696
Indo Tambangraya Megah Tbk PT	21,500	31,972
Japfa Comfeed Indonesia Tbk PT	152,600	21,603

		206,271
Ireland - 1.1%
Allergan PLC (6)	4,472	700,315

Italy - 0.1%
ASTM SpA	1,098	20,915
Societa Iniziative Autostradali e Servizi SpA	2,380	32,140

		53,055
Japan - 1.4%
Arcs Co., Ltd.	2,700	67,646
Artnature, Inc.	2,600	15,621
Fukuda Corp.	800	38,127
Heiwado Co., Ltd.	5,200	144,298
J-Oil Mills, Inc.	900	32,110
KDDI Corp.	1,900	44,590
Keihin Corp.	3,900	67,476
Mitsui Sugar Co., Ltd.	1,400	37,260
Nippon Road Co., Ltd.	800	43,545
Nippon Telegraph & Telephone Corp.	5,300	218,509
Okinawa Electric Power Co., Inc.	3,850	76,626
Press Kogyo Co., Ltd.	7,300	39,421
Shimachu Co., Ltd.	2,800	75,821
Yorozu Corp.	1,600	21,058

		922,108
Luxembourg - 0.2%
Trinseo SA	1,949	98,483
Netherlands - 0.2%
BE Semiconductor Industries NV	5,692	123,569
New Zealand - 0.2%
Air New Zealand, Ltd.	53,334	113,050
New Zealand Refining Co., Ltd.	20,010	32,233

		145,283
Norway - 0.3%
Austevoll Seafood ASA	4,665	64,397
Leroy Seafood Group ASA	17,006	145,064

		209,461
Poland - 0.1%
Asseco Poland SA	4,707	59,717
Portugal - 0.0%
Altri SGPS SA	3,075	22,360
Singapore - 0.1%
ComfortDelGro Corp., Ltd.	40,100	61,463
South Korea - 0.4%
DB HiTek Co., Ltd.	3,405	35,950
Samsung Electronics Co., Ltd.	5,871	220,419

		256,369
Sweden - 0.0%
Mycronic AB	2,318	28,646
Switzerland - 0.3%
Roche Holding AG	639	165,807
Taiwan - 0.3%
HannStar Display Corp.	132,000	31,929
Uni-President Enterprises Corp.	63,000	148,051

		179,980
United Kingdom - 1.0%
DFS Furniture PLC	6,224	16,622
GlaxoSmithKline PLC	11,261	233,019
Imperial Brands PLC	2,456	75,561
International Consolidated Airlines Group SA	8,215	65,708
Legal & General Group PLC	65,244	203,722
Reach PLC	11,785	9,473

SThree PLC	4,966	18,135

		622,240
United States - 30.4%
AbbVie, Inc.	709	66,837
Air Products & Chemicals, Inc. (6)	3,766	605,836
American International Group, Inc.	9,300	402,225
Anthem, Inc.	1,110	321,978
ArcBest Corp.	5,030	202,508
Associated Banc-Corp	16,473	381,679
AutoZone, Inc. (2)	189	152,914
Best Buy Co., Inc.	1,847	119,298
Boston Private Financial Holdings, Inc.	4,011	50,900
Boston Properties, Inc.	1,880	246,656
Broadcom, Inc.	1,109	263,288
Carbonite, Inc. (2)	4,720	133,718
Carlisle Cos., Inc.	4,715	497,527
Ciena Corp. (2)	5,395	175,985
Citizens Financial Group, Inc.	1,031	37,487
Clean Harbors, Inc. (2)	3,660	236,180
CommVault Systems, Inc. (2)	5,445	320,928
CONMED Corp.	2,349	159,638
ConocoPhillips	1,785	118,131
Cooper-Standard Holdings, Inc. (2)	867	63,395
CSX Corp. (6)	7,370	535,283
Danaher Corp.	3,910	428,301
Discover Financial Services	1,847	131,691
Dover Corp.	3,690	313,244
DowDuPont, Inc. (6)	8,150	471,477
DXC Technology Co. (6)	19,130	1,205,955
Edgewell Personal Care Co. (2)	9,570	400,026
Emergent BioSolutions, Inc. (2)	4,674	340,454
Employers Holdings, Inc.	1,594	71,650
Enova International, Inc. (2)	653	14,457
Equinix, Inc.	468	180,311
Equitrans Midstream Corp. (2)	13,186	294,311
Essex Property Trust, Inc.	992	260,410
Expedia Group, Inc. (6)	4,635	559,862
Extreme Networks, Inc. (2)	38,080	250,566
F5 Networks, Inc. (2)	382	65,693
FedEx Corp. (6)	2,485	569,065
FedNat Holding Co.	1,001	21,902
Genomic Health, Inc. (2)	586	46,323
G-III Apparel Group, Ltd. (2) (6)	12,300	492,984
Glaukos Corp. (2)	601	39,594
Globus Medical, Inc., Class A (2) (6)	1,089	52,588
Haemonetics Corp. (2)	735	78,851
HealthStream, Inc.	1,650	40,656
Highwoods Properties, Inc.	1,607	69,696
Humana, Inc.	525	172,972
Huntington Ingalls Industries, Inc.	769	165,719
Inogen, Inc. (2)	541	79,722
Integer Holdings Corp. (2)	1,639	145,183
Intersect ENT, Inc. (2)	299	8,973
Lantheus Holdings, Inc. (2)	2,824	52,950
LeMaitre Vascular, Inc.	677	18,881
Luminex Corp.	880	25,846
Marlin Business Services Corp.	2,918	74,117
Masco Corp.	5,217	165,327
Merit Medical Systems, Inc. (2)	4,399	277,357
Microchip Technology, Inc.	3,170	237,750
Microsoft Corp. (6)	6,135	680,310
Myriad Genetics, Inc. (2)	1,692	54,550
Natus Medical, Inc. (2)	1,374	48,612
NetApp, Inc.	1,643	109,867
NextGen Healthcare, Inc. (2)	1,876	32,924

OraSure Technologies, Inc. (2)	5,166	65,608
Orthofix Medical, Inc. (2)	1,604	96,641
Owens-Illinois, Inc. (2)	1,369	25,176
Pacira Pharmaceuticals, Inc. (2)	333	16,094
PBF Energy, Inc., Class A	313	12,107
PennyMac Financial Services, Inc.	2,590	53,121
Philip Morris International, Inc. (6)	6,485	561,147
PNM Resources, Inc.	3,949	170,676
Portland General Electric Co.	4,887	235,309
PVH Corp.	4,190	463,037
Regions Financial Corp.	6,024	99,095
RPM International, Inc.	2,485	163,886
Rush Enterprises, Inc., Class A	2,198	83,744
ServiceMaster Global Holdings, Inc. (2)	6,710	297,052
Southwest Airlines Co.	782	42,705
SunTrust Banks, Inc.	535	33,539
Supernus Pharmaceuticals, Inc. (2) (6)	2,369	112,338
Surmodics, Inc. (2)	740	44,837
Sykes Enterprises, Inc. (2)	2,633	72,723
Synchrony Financial	1,096	28,474
Sysco Corp.	1,804	121,590
Tiffany & Co.	3,838	349,258
TriNet Group, Inc. (2) (6)	12,722	584,067
U.S. Foods Holding Corp. (2)	5,224	173,332
United Continental Holdings, Inc. (2)	872	84,322
United Technologies Corp. (6)	2,615	318,612
Unum Group	3,505	125,865
Vail Resorts, Inc.	1,350	376,893
Vishay Intertechnology, Inc.	5,818	121,305
Vishay Precision Group, Inc. (2)	935	31,725
Wells Fargo & Co. (6)	12,728	690,876
WR Grace & Co.	6,695	427,409
WW Grainger, Inc.	81	25,437

		19,951,518

Total Common Stocks Purchased Long (identified cost $26,330,406)		26,351,588

Short-Term Investments - 55.5%

Mutual Funds - 40.7%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	26,732,540	26,729,867

U.S. Treasury Bills - 14.8%
United States Treasury Bill, 1.937% 3/28/2019 (7)	$3,250,000	3,225,499
United States Treasury Bill, 2.313% 1/31/2019 (7)	3,250,000	3,237,842
United States Treasury Bill, 2.388% 3/21/2019 (7)	3,250,000	3,227,221

Total Short-Term Investments (identified cost $36,419,860)		36,420,429

Total Investments - 95.7% (identified cost $62,750,266)		62,772,017
Other Assets and Liabilities - 18.4%		12,131,287
Securities Sold Short (see below) - (14.1)%		(9,277,662)

Total Net Assets - 100.0%		$65,625,642

Securities Sold Short - (14.1)%

Common Stocks Sold Short - (14.1)%

Canada - (0.9)%
Canadian Tire Corp., Ltd., Class A	(1,600)	(178,647)
Dollarama, Inc.	(3,100)	(81,942)
National Bank of Canada	(7,240)	(330,218)

		(590,807)

Denmark - (0.1)%
Vestas Wind Systems AS	(1,135)	(85,018)
France - (0.2)%
Publicis Groupe SA	(2,519)	(149,392)
Netherlands - (0.6)%
LyondellBasell Industries N.V., Class A	(2,664)	(248,578)
Signify N.V. (5)	(4,645)	(123,568)

		(372,146)
Spain - (0.1)%
Siemens Gamesa Renewable Energy SA (2)	(5,825)	(82,506)
Sweden - (0.3)%
Volvo AB, Class B	(14,235)	(199,035)
Switzerland - (0.8)%
Garrett Motion, Inc. (2)	(6,870)	(79,005)
Roche Holding AG	(1,755)	(455,385)

		(534,390)
United Kingdom - (0.2)%
Cineworld Group PLC	(32,975)	(115,945)
United States - (10.9)%
Abercrombie & Fitch Co., Class A	(4,665)	(97,545)
ABM Industries, Inc.	(3,865)	(122,443)
Altria Group, Inc.	(3,844)	(210,767)
AutoNation, Inc. (2)	(3,180)	(118,073)
BB&T Corp.	(6,335)	(323,719)
Bloom Energy Corp., Class A (2)	(5,300)	(87,185)
Cardinal Health, Inc.	(2,215)	(121,448)
Core-Mark Holding Co., Inc.	(5,245)	(137,839)
Dollar General Corp.	(1,891)	(209,882)
Estee Lauder Cos., Inc., Class A	(2,520)	(359,503)
F5 Networks, Inc. (2)	(1,000)	(171,970)
Flowers Foods, Inc.	(18,335)	(362,850)
Fulton Financial Corp.	(14,645)	(254,970)
Genesee & Wyoming, Inc., Class A (2)	(2,040)	(169,891)
Hershey Co.	(1,710)	(185,193)
Hillenbrand, Inc.	(4,380)	(194,078)
Hormel Foods Corp.	(4,834)	(217,965)
KAR Auction Services, Inc.	(2,110)	(120,565)
Kohl’s Corp.	(1,145)	(76,910)
Landstar System, Inc.	(1,545)	(168,529)
Lear Corp.	(1,165)	(158,731)
LivaNova PLC (2)	(1,195)	(120,922)
Mercury Systems, Inc. (2)	(3,145)	(162,942)
Nordson Corp.	(1,325)	(159,543)
Nuance Communications, Inc. (2)	(9,990)	(159,740)
Omnicom Group, Inc.	(3,270)	(251,692)
PACCAR, Inc.	(3,935)	(244,836)
Realogy Holdings Corp.	(5,870)	(113,056)
Robert Half International, Inc.	(1,929)	(119,270)
Rockwell Automation, Inc.	(1,310)	(228,385)
Semtech Corp. (2)	(2,947)	(157,193)
Skechers U.S.A., Inc., Class A (2)	(5,790)	(156,330)
Sleep Number Corp. (2)	(2,645)	(101,409)
Toll Brothers, Inc.	(2,470)	(81,436)
UMB Financial Corp.	(3,805)	(257,484)
Urban Outfitters, Inc. (2)	(5,345)	(203,591)
VF Corp.	(2,720)	(221,109)
Walgreens Boots Alliance, Inc.	(2,790)	(236,229)
WR Berkley Corp.	(2,915)	(229,644)

Zumiez, Inc. (2)	(3,730)	(73,556)

		(7,148,423)

Total Securities Sold Short (proceeds $(9,408,821))		$(9,277,662)

Alternative Strategies Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks Purchased Long
Aerospace/Defense	$318,612	0.5%
Agriculture	766,882	1.2
Airlines	519,905	0.8
Apparel	463,037	0.7
Auto Manufacturers	59,047	0.1
Auto Parts & Equipment	191,350	0.3
Banks	1,320,340	2.0
Beverages	333,457	0.5
Biotechnology	395,004	0.6
Building Materials	165,327	0.3
Chemicals	1,761,419	2.7
Coal	184,668	0.3
Commercial Services	996,934	1.5
Computers	1,581,980	2.4
Cosmetics/Personal Care	415,647	0.6
Distribution/Wholesale	518,421	0.8
Diversified Financial Services	390,453	0.6
Electric	482,611	0.7
Electronics	213,605	0.3
Energy-Alternate Sources	294,311	0.5
Engineering & Construction	81,672	0.1
Entertainment	376,893	0.6
Environmental Control	236,180	0.4
Food	1,090,147	1.7
Forest Products & Paper	279,331	0.4
Healthcare-Products	1,669,905	2.5
Healthcare-Services	494,950	0.8
Insurance	1,010,283	1.5
Internet	666,211	1.0
Media	78,250	0.1
Mining	292,575	0.4
Miscellaneous Manufacturing	909,254	1.4
Oil & Gas	232,661	0.4
Packaging & Containers	25,176	0.0
Pharmaceuticals	1,400,555	2.1
Real Estate Investment Trusts	1,062,380	1.6
Retail	797,657	1.2
Semiconductors	880,976	1.3
Shipbuilding	165,719	0.3
Software	1,034,162	1.6
Telecommunications	825,322	1.3
Transportation	1,368,319	2.1

Total Common Stocks Purchased Long	26,351,588	40.2
Short-Term Investments	36,420,429	55.5

Total Investments	62,772,017	95.7
Other Assets and Liabilities	12,131,287	18.4
Securities Sold Short (see below)	(9,277,662)	(14.1)

Total Net Assets	$65,625,642	100.0%

Industry	Value	% of Total Net Assets
Common Stocks Sold Short
Advertising	$(401,084)	(0.6)%
Agriculture	(210,767)	(0.3)
Apparel	(377,439)	(0.6)
Auto Manufacturers	(443,871)	(0.7)
Auto Parts & Equipment	(237,736)	(0.4)
Banks	(1,166,391)	(1.8)
Chemicals	(248,578)	(0.4)
Commercial Services	(241,713)	(0.4)
Computers	(162,942)	(0.2)
Cosmetics/Personal Care	(359,503)	(0.5)
Distribution/Wholesale	(258,404)	(0.4)
Electrical Components & Equipment	(123,568)	(0.2)
Energy-Alternate Sources	(167,524)	(0.3)
Entertainment	(115,945)	(0.2)
Food	(766,008)	(1.2)
Healthcare-Products	(120,922)	(0.2)
Home Builders	(81,436)	(0.1)
Home Furnishings	(101,409)	(0.1)
Insurance	(229,644)	(0.3)
Internet	(171,970)	(0.3)
Machinery-Construction & Mining	(87,185)	(0.1)
Machinery-Diversified	(387,928)	(0.6)
Miscellaneous Manufacturing	(194,078)	(0.3)
Pharmaceuticals	(576,833)	(0.9)
Real Estate	(113,056)	(0.2)
Retail	(1,276,375)	(1.9)
Semiconductors	(157,193)	(0.2)
Software	(159,740)	(0.2)
Transportation	(338,420)	(0.5)

Total Securities Sold Short	$(9,277,662)	(14.1)%

At November 30, 2018, the Alternative Strategies Fund had outstanding futures contracts as set forth below:

Expiration Date	Number of Contracts	Description	Notional Amount	Value at November 30, 2018	Unrealized Appreciation (Depreciation)
Long Futures
Bond Futures
December 2018	18	United States Treasury Note	$2,029,922	$2,033,578	$3,656
Index Futures
December 2018	4	CME E-Mini S&P 500® Index	577,415	551,660	(25,755)
December 2018	6	CME E-Mini NASDAQ 100 Index	839,889	833,940	(5,949)
December 2018	1	Russell 2000 Mini Index	78,848	76,730	(2,118)
December 2018	2	OSE Nikkei 225 Index	385,247	393,781	8,534
December 2018	2	CBOT E-Mini DJIA Index	249,006	255,390	6,384
Interest Rate Futures
December 2019	78	LIFFE 3-Month Euro Euribor	22,091,710	22,123,413	31,703
March 2019	8	Eurex 10-Year Euro BUND	1,470,895	1,471,006	111
December 2018	12	Eurex 5-Year Euro BOBL	1,777,352	1,792,839	15,487
December 2019	11	CME 3-Month Eurodollar	2,666,813	2,666,813	0
Short Futures
Bond Futures
December 2018	18	United States Treasury Note	(2,020,078)	(2,033,577)	(13,499)
March 2019	16	Canadian Government Bond	(1,593,149)	(1,605,119)	(11,970)
December 2018	10	SFE 10-Year Australian Bond	(939,961)	(948,866)	(8,905)
March 2019	24	United States Treasury Note	(2,858,752)	(2,866,875)	(8,123)
March 2019	36	United States Treasury Bond	(5,018,208)	(5,036,625)	(18,417)
March 2019	18	United States Treasury Note	(2,029,078)	(2,033,297)	(4,219)
March 2019	8	United States Treasury Note	(1,686,875)	(1,687,875)	(1,000)
Index Futures
December 2018	4	CAC 40 10 Euro	(225,501)	(225,967)	(466)
December 2018	3	TSE TOPIX Index	(440,319)	(440,823)	(504)
December 2018	39	Eurex Euro STOXX 50 Index	(1,405,588)	(1,396,525)	9,063
December 2018	12	LIFFE FTSE 100 Index	(1,078,996)	(1,065,631)	13,365
December 2018	4	HKG Hang Seng Index	(673,349)	(678,195)	(4,846)
December 2018	3	DAX Index	(967,514)	(955,040)	12,474
Interest Rate Futures
December 2019	157	CME 3-Month Eurodollar	(38,063,512)	(38,062,687)	825
December 2019	28	LIFFE 90-Day Sterling	(4,409,797)	(4,409,034)	763
June 2020	8	LIFFE 90-Day Sterling	(1,258,691)	(1,258,705)	(14)

Total Futures Contracts			$(32,502,271)	$(32,505,691)	$(3,420)

At November 30, 2018, the Alternative Strategies Fund had outstanding forward foreign currency exchange contracts as set forth below:

		Contract Amount					Unrealized Appreciation
Settlement Date	Currency	Buy		Sell		Value	(Depreciation)	Counterparty
December 11, 2018	Australian Dollar	AUD	553,000		$392,768	$404,320	$11,552	BNP Paribas, N.A.
December 11, 2018	Australian Dollar		$202,362	AUD	276,500	202,160	202	Barclays Bank PLC
December 11, 2018	Australian Dollar		$199,123	AUD	276,500	202,160	(3,037)	BNP Paribas, N.A.
December 11, 2018	Australian Dollar		$234,469	AUD	324,000	236,889	(2,420)	Societe Generale
December 11, 2018	Canadian Dollar	CAD	268,767		$202,362	202,358	(4)	Barclays Bank PLC
December 11, 2018	Canadian Dollar	CAD	260,612		$199,123	196,218	(2,905)	BNP Paribas, N.A.
December 11, 2018	Canadian Dollar		$392,768	CAD	507,216	381,889	10,879	BNP Paribas, N.A.
December 11, 2018	Euro Currency	EUR	1,686,000		$1,910,070	1,910,154	84	Societe Generale
December 11, 2018	Euro Currency		$446,951	EUR	396,000	448,648	(1,697)	BNP Paribas, N.A.
December 11, 2018	Euro Currency		$1,488,139	EUR	1,290,000	1,461,505	26,634	Societe Generale
December 11, 2018	Japanese Yen	JPY	22,518,044		$199,000	198,431	(569)	Barclays Bank PLC
December 11, 2018	Japanese Yen	JPY	11,057,795		$(99,000	97,442	(1,558)	BNP Paribas, N.A.
December 11, 2018	Japanese Yen	JPY	78,958,326		$701,000	695,788	(5,212)	Societe Generale
December 11, 2018	Japanese Yen		$299,000	JPY	33,625,259	296,309	2,691	Barclays Bank PLC
December 11, 2018	Japanese Yen		$201,000	JPY	22,442,948	197,769	3,231	BNP Paribas, N.A.
December 11, 2018	Pound Sterling	GBP	352,000		$450,978	449,694	(1,284)	Barclays Bank PLC
December 11, 2018	Pound Sterling	GBP	349,727		$446,951	446,791	(160)	BNP Paribas, N.A.
December 11, 2018	Pound Sterling	GBP	2,472,418		$3,237,706	3,158,615	(79,091)	Societe Generale
December 11, 2018	Pound Sterling		$261,394	GBP	204,000	260,618	776	BNP Paribas, N.A.
December 11, 2018	Pound Sterling		$3,833,763	GBP	2,960,992	3,782,788	50,975	Societe Generale
December 11, 2018	Yuan Renminbi Offshore		$6,412,000	CNH	44,619,806	6,421,317	(9,317)	Barclays Bank PLC
December 21, 2018	Australian Dollar	AUD	3,646,000		$2,636,598	2,665,646	29,048	Bank of America
December 21, 2018	Australian Dollar		$4,159,855	AUD	5,827,000	4,260,206	(100,351)	Bank of America
December 21, 2018	Canadian Dollar	CAD	2,063,000		$1,578,631	1,553,495	(25,136)	Bank of America
December 21, 2018	Canadian Dollar		$3,442,929	CAD	4,519,000	3,402,928	40,001	Bank of America

December 21, 2018	Euro Currency	EUR	3,021,000		$3,492,165	3,425,770	(66,395)	Bank of America
December 21, 2018	Euro Currency		$6,010,179	EUR	5,174,000	5,867,245	142,934	Bank of America
December 21, 2018	Japanese Yen	JPY	425,321,000		$3,779,418	3,753,066	(26,352)	Bank of America
December 21, 2018	Japanese Yen		$7,328,276	JPY	817,032,000	7,209,554	118,722	Bank of America
December 21, 2018	Mexican Peso (new)	MXN	24,249,000		$1,233,437	1,188,279	(45,158)	Bank of America
December 21, 2018	Mexican Peso (new)		$1,226,930	MXN	24,559,000	1,203,469	23,461	Bank of America
December 21, 2018	New Zealand Dollar	NZD	854,000		$569,163	587,200	18,037	Bank of America
December 21, 2018	New Zealand Dollar		$1,417,914	NZD	2,162,000	1,486,566	(68,652)	Bank of America
December 21, 2018	Pound Sterling	GBP	2,409,000		$3,137,976	3,072,781	(65,195)	Bank of America
December 21, 2018	Pound Sterling		$4,737,028	GBP	3,631,000	4,631,494	105,534	Bank of America
December 21, 2018	Swiss Franc	CHF	1,432,000		$1,462,777	1,436,111	(26,666)	Bank of America
December 21, 2018	Swiss Franc		$2,969,360	CHF	2,885,000	2,893,282)	76,078	Bank of America
January 25, 2019	Chilean Peso	CLP	626,864,000		$928,000	934,039	6,039	Barclays Bank PLC
January 25, 2019	Chilean Peso		$928,687	CLP	626,864,000	934,038	(5,351)	Barclays Bank PLC
January 25, 2019	South Korean Won		$235,449	KRW	264,943,600	236,816	(1,367)	Barclays Bank PLC

							$129,001

At November 30, 2018, the Alternative Strategies Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at November 30, 2018	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	BMO Alternative Strategies Global Market Neutral Long Index††	Pay	1 Month USD LIBOR plus 0.23%	Monthly	12/2/2019	$10,220,118	$207,420	$—	$207,420
JPMorgan Chase & Co.	BMO Alternative Strategies Global Short Index††	Receive	1 Month USD LIBOR minus 0.15%	Monthly	12/13/2019	3,804,801	(62,498)	—	(62,498)
JPMorgan Chase & Co.	BMO Alternative Strategies Global Market Neutral Short Index††	Receive	1 Month USD LIBOR minus 0.15%	Monthly	12/2/2019	10,230,632	(440,636)	—	(440,636)

							$(295,714)	$—	$(295,714)

††	See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Long Index as of November 30, 2018:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Long Index
ACCO Brands Corp.	880	$7,149	0.08%
AerCap Holdings NV	728	38,481	0.43
AES Corp.	1,550	24,014	0.27
AGC, Inc.	1,084	4,178,058	0.41
Air Canada	505	14,638	0.12
Alliance Data Systems Corp.	340	68,130	0.76
Ally Financial, Inc.	1,184	31,598	0.35
Altri SGPS SA	7,646	49,085	0.62
American Eagle Outfitters, Inc.	460	9,622	0.11
Arcs Co., Ltd.	955	2,717,425	0.27
Asseco Poland SA	3,581	172,039	0.51
ASTM SpA	1,245	20,866	0.26
AT&S Austria Technologie & Systemtechnik	3,766	66,588	0.84
Atkore International Group, Inc.	2,124	43,376	0.48
AU Optronics Corp.	33,261	417,426	0.15
Avis Budget Group, Inc.	921	26,976	0.30
Bando Chemical Industries Ltd.	847	1,043,888	0.10
BASF SE	1,118	71,990	0.91
BE Semiconductor Industries NV	3,537	67,734	0.86

Boston Properties, Inc.	673	88,277	0.99
Bukit Asam Tbk PT	51,614	207,489,014	0.16
Burlington Stores, Inc.	391	64,751	0.72
Cadence Design Systems, Inc.	3,798	171,053	1.91
CAE, Inc.	1,177	31,765	0.27
Canfor Corp.	4,648	84,649	0.71
Capital One Financial Corp.	720	64,543	0.72
Cementir Holding SpA	3,249	15,514	0.20
Central Pacific Financial Corp.	3,101	86,959	0.97
China BlueChemical Ltd.	25,837	64,591	0.09
China Resources Cement Holdings Ltd.	11,255	85,988	0.12
CI Takiron Corp.	3,600	2,300,557	0.23
Ciech SA	1,110	45,492	0.13
Citigroup, Inc.	1,177	76,243	0.85
Cogeco, Inc.	316	19,692	0.17
Comfort Systems USA, Inc.	473	24,893	0.28
ComfortDelGro Corp., Ltd.	47,621	100,004	0.82
ConocoPhillips	125	8,286	0.09
Cooper-Standard Holdings, Inc.	189	13,836	0.15
Copa Holdings SA	244	20,742	0.23
Covestro AG	709	36,073	0.46
CTT-Correios de Portugal SA	6,258	22,428	0.28
Daiwa Securities Group, Inc.	15,296	9,582,694	0.94
DB HiTek Co., Ltd.	935	10,981,393	0.11
Detour Gold Corp.	9,380	92,584	0.78
DNO ASA	32,165	464,145	0.60
Dollar General Corp.	383	42,545	0.48
DSW, Inc.	1,354	37,570	0.42
eDreams ODIGEO SA	2,181	7,142	0.09
Emergent BioSolutions, Inc.	741	53,944	0.60
Ence Energia y Celulosa SA	3,650	20,329	0.26
Enerflex Ltd.	4,279	69,791	0.59
Entegris, Inc.	372	10,936	0.12
Equinix, Inc.	124	47,878	0.54
Equinor ASA	928	186,083	0.24
Equitable Group, Inc.	1,018	70,933	0.60
Eramet	826	58,848	0.75
Essent Group Ltd.	3,281	126,535	1.42
Essex Property Trust, Inc.	754	197,927	2.22
Eutelsat Communications SA	1,608	30,276	0.38
Evercore, Inc.	248	20,479	0.23
F5 Networks, Inc.	477	82,039	0.92
Fabrinet	919	48,442	0.54
FedNat Holding Co.	1,205	26,355	0.30
Ferrexpo PLC	24,320	4,263,260	0.61
Fiat Chrysler Automobiles NV	1,496	21,803	0.28
Finnair OYJ	1,342	10,124	0.13
Fly Leasing Ltd.	695	8,457	0.09
Fortescue Metals Group Ltd.	25,156	100,625	0.82
Fortinet, Inc.	903	66,693	0.75
Foster Electric Co., Ltd.	863	1,335,376	0.13
FTI Consulting, Inc.	624	43,817	0.49
Fujitsu Ltd.	226	1,578,329	0.16
Fukuda Corp.	425	2,301,100	0.23
Genel Energy PLC	3,571	681,258	0.10
Genomic Health, Inc.	723	57,115	0.64
Genting Singapore Ltd.	26,033	25,252	0.21
Globus Medical, Inc.	716	34,575	0.39
Haemonetics Corp.	209	22,385	0.25

HealthStream, Inc.	1,644	40,509	0.45
Hersha Hospitality Trust	475	9,078	0.10
Hibbett Sports, Inc.	577	8,931	0.10
Hitachi Ltd.	2,386	7,845,447	0.77
HMS Holdings Corp.	311	11,127	0.12
Honda Motor Co., Ltd.	609	1,949,569	0.19
Host Hotels & Resorts, Inc.	4,435	84,268	0.94
Huchems Fine Chemical Corp.	457	11,986,167	0.12
Hudbay Minerals, Inc.	5,186	34,953	0.29
Huntington Ingalls Industries, Inc.	494	106,443	1.19
Husky Energy, Inc.	3,030	49,992	0.42
IGG, Inc.	19,811	187,019	0.27
Industrial Bank of Korea	816	12,070,200	0.12
Inogen, Inc.	130	19,113	0.21
Insight Enterprises, Inc.	2,063	91,960	1.03
Integer Holdings Corp.	124	10,976	0.12
Interfor Corp.	3,248	48,716	0.41
International Consolidated Airlines Group	6,926	4,332,902	0.62
Israel Corp., Ltd.	141	15,190,833	0.46
J-Oil Mills, Inc.	362	1,466,100	0.14
JTEKT Corp.	5,346	7,719,945	0.76
JVC Kenwood Corp.	14,580	4,198,996	0.41
Kaga Electronics Co., Ltd.	742	1,783,928	0.18
KAR Auction Services, Inc.	1,032	58,977	0.66
Kerry Properties Ltd.	9,231	247,841	0.35
Kobe Steel Ltd.	1,083	1,011,421	0.10
Kohl’s Corp.	740	49,713	0.56
Komori Corp.	2,931	3,669,097	0.36
Koninklijke Ahold Delhaize NV	2,537	57,606	0.73
Koninklijke Volkerwessels NV	1,034	15,188	0.19
Kraton Corp.	1,404	36,788	0.41
Kroger Co.	450	13,340	0.15
Kurabo Industries Ltd.	909	2,637,253	0.26
Legal & General Group PLC	55,135	13,502,505	1.93
Leopalace21 Corp.	14,014	6,908,686	0.68
Leroy Seafood Group ASA	11,529	842,981	1.10
Lockheed Martin Corp.	124	37,330	0.42
Lotte Chemical Corp.	54	14,833,619	0.15
Luminex Corp.	970	28,483	0.32
Mammoth Energy Services, Inc.	399	10,030	0.11
Marlin Business Services Corp.	936	23,778	0.27
Masco Corp.	4,083	129,400	1.45
Matrix Service Co.	2,068	42,261	0.47
Medical Facilities Corp.	837	13,477	0.11
Medpace Holdings, Inc.	1,726	106,885	1.20
Meet Group, Inc.	2,080	8,383	0.09
Methanex Corp.	640	47,128	0.40
Moneysupermarket.com Group PLC	26,625	8,144,540	1.16
Myriad Genetics, Inc.	332	10,715	0.12
NEC Corp.	394	1,385,449	0.14
NetApp, Inc.	1,146	76,651	0.86
Nippon Road Co., Ltd.	500	3,083,413	0.30
Nobina AB	1,368	79,816	0.10
Northrim BanCorp, Inc.	469	17,091	0.19
NS United Kaiun Kaisha Ltd.	1,226	3,752,657	0.37
NTN Corp.	12,226	4,657,933	0.46
Numis Corp. PLC	6,307	1,721,752	0.25
Oesterreichische Post AG	1,271	41,333	0.52
OraSure Technologies, Inc.	644	8,176	0.09

Oriflame Holding AG	816	186,592	0.23
ORIX Corp.	5,002	9,201,032	0.91
Orthofix Medical, Inc.	720	43,381	0.49
Oshkosh Corp.	1,976	140,959	1.58
Owens-Illinois, Inc.	8,578	157,745	1.77
Oyo Corp.	1,181	1,580,126	0.16
PBF Energy, Inc.	3,200	123,769	1.39
Persimmon PLC	2,187	4,156,214	0.59
Peugeot SA	6,104	118,413	1.50
Portland General Electric Co.	945	45,522	0.51
Quebecor, Inc.	2,700	77,422	0.65
Ramirent OYJ	7,343	41,192	0.52
Regions Financial Corp.	9,305	153,067	1.71
Rio Tinto PLC	1,228	4,372,200	0.62
Roche Holding AG	336	86,996	0.98
Samsung Electronics Co., Ltd.	730	30,532,637	0.30
Sandfire Resources NL	10,558	67,571	0.55
Scandinavian Tobacco Group A/S	3,273	286,071	0.49
Schaeffler AG	4,091	31,088	0.39
Sega Sammy Holdings, Inc.	698	1,117,898	0.11
Semapa-Sociedade de Investimento e Gesta	765	10,675	0.14
ServiceMaster Global Holdings, Inc.	1,300	57,551	0.64
Shindengen Electric Manufacturing Co., Ltd.	1,264	5,911,230	0.58
SIAS	6,023	71,613	0.91
Signify NV	2,172	51,027	0.65
Siltronic AG	568	45,310	0.57
Silvercorp Metals, Inc.	3,970	10,283	0.09
Sinotruk Hong Kong Ltd.	29,081	373,395	0.53
SK Hynix, Inc.	745	51,871,511	0.52
SLC Agricola SA	556	25,834	0.07
Sprouts Farmers Market, Inc.	695	15,996	0.18
SPS Commerce, Inc.	338	28,779	0.32
St Barbara Ltd.	11,344	50,367	0.41
Staffline Group PLC	568	747,583	0.11
Steel Dynamics, Inc.	2,174	76,523	0.86
SThree PLC	2,613	748,605	0.11
Stoneridge, Inc.	1,230	32,912	0.37
SunTrust Banks, Inc.	2,928	183,582	2.06
Supernus Pharmaceuticals, Inc.	448	21,251	0.24
Surmodics, Inc.	486	29,431	0.33
Synchrony Financial	1,776	46,152	0.52
Takaoka Toko Co., Ltd.	813	1,286,689	0.13
Teck Resources Ltd.	3,128	84,165	0.71
Tianneng Power International Ltd.	18,427	131,383	0.19
Toyo Construction Co., Ltd.	3,380	1,429,537	0.14
Travelport Worldwide Ltd.	3,284	50,186	0.56
Trinseo SA	1,168	59,038	0.66
TT Electronics PLC	3,221	679,668	0.10
UCB SA	135	10,057	0.13
Uni-President Enterprises Corp.	19,789	1,428,744	0.52
United Continental Holdings, Inc.	245	23,699	0.27
United Rentals, Inc.	193	22,663	0.25
Unum Group	1,831	65,761	0.74
US Foods Holding Corp	3,730	123,767	1.39
Vishay Intertechnology, Inc.	2,410	50,243	0.56
Vishay Precision Group, Inc.	472	16,016	0.18
W&T Offshore, Inc.	1,957	11,368	0.13
Waddell & Reed Financial, Inc.	1,571	31,991	0.36
Walker & Dunlop, Inc.	543	25,652	0.29

Weichai Power Co., Ltd.	9,022	75,782	0.11
Wells Fargo & Co.	731	39,689	0.44
West China Cement Ltd.	103,779	127,649	0.18
West Fraser Timber Co., Ltd.	334	23,156	0.19
Westlake Chemical Corp.	656	47,587	0.53
Whitehaven Coal Ltd.	18,203	77,543	0.63
WW Grainger, Inc.	162	50,846	0.57
Xenia Hotels & Resorts, Inc.	955	19,414	0.22
Yanzhou Coal Mining Co., Ltd.	32,234	226,286	0.32
Yorozu Corp.	2,075	3,099,442	0.31
Yurtec Corp.	3,114	2,915,063	0.29

Total		$514,514,927	100.00%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of November 30, 2018:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
Ain Holdings, Inc.	811	$7,092,109	0.71%
AIXTRON SE	15,462	149,334	1.92
Albemarle Corp.	2,437	234,724	2.66
Asahi Holdings, Inc.	7,189	16,901,441	1.69
ASOS PLC	3,543	17,566,144	2.54
BlackBerry Ltd.	13,008	151,931	1.30
Brown-Forman Corp.	934	44,556	0.51
Caverion OYJ	5,511	29,318	0.38
Cellnex Telecom SA	6,375	156,062	2.00
Daifuku Co., Ltd.	4,952	28,768,487	2.87
Don Quijote Holdings Co., Ltd.	1,860	12,817,754	1.28
Fugro NV	10,766	115,629	1.49
Fuji Seal International, Inc.	4,337	17,739,180	1.77
Funai Soken Holdings, Inc.	6,412	13,434,144	1.34
Goldwin, Inc.	518	6,097,101	0.61
GRENKE AG	2,890	218,506	2.81
Hoshizaki Corp.	2,421	21,333,372	2.13
Howard Bancorp, Inc.	4,368	69,458	0.79
Huatai Securities Co., Ltd.	141,803	1,834,933	2.66
Just Eat PLC	16,864	9,824,861	1.42
Kansai Paint Co., Ltd.	13,631	28,992,312	2.90
Kopin Corp.	40,831	67,780	0.77
Kose Corp.	780	13,211,914	1.32
Kura Corp.	1,086	7,755,982	0.77
M3, Inc.	6,664	12,221,200	1.22
Macerich Co.	4,424	222,468	2.53
MISUMI Group, Inc.	11,727	30,162,331	3.01
Money Forward, Inc.	1,093	4,450,245	0.44
Nanosonics Ltd.	25,669	80,345	0.67
Netflix, Inc.	796	227,668	2.58
Nihon M&A Center, Inc.	4,993	13,217,230	1.32
Nippon Paint Holdings Co., Ltd.	7,030	28,297,294	2.83
Nitori Holdings Co., Ltd.	1,602	24,361,385	2.43
Nordic Semiconductor ASA	11,421	436,296	0.58
Northam Platinum Ltd.	61,775	249,201,677	2.03
Northwest Pipe Co.	2,591	61,128	0.69
Obsidian Energy Ltd.	43,450	29,111	0.25
Okta, Inc.	2,047	130,304	1.48
Park24 Co., Ltd.	10,378	31,808,415	3.18
Pinnacle Financial Partners, Inc.	3,710	212,757	2.41

Prestige International, Inc.	22,581	32,538,618	3.25
PROS Holdings, Inc.	6,066	195,153	2.22
Rayonier, Inc.	6,587	208,361	2.37
Republic First Bancorp, Inc.	9,700	73,234	0.83
Senior Housing Properties Trust	5,186	71,356	0.81
Serco Group PLC	75,066	6,733,432	0.97
Shimano, Inc.	272	4,517,541	0.45
SMS Co., Ltd.	14,066	26,304,259	2.63
Sophos Group PLC	28,307	10,303,891	1.49
Square, Inc.	429	29,958	0.34
Takeaway.com NV	1,234	57,806	0.74
TFS Financial Corp.	3,103	49,711	0.56
TimkenSteel Corp.	12,681	139,993	1.59
Toridoll Holdings Corp.	6,164	13,634,612	1.36
Umicore SA	5,313	203,591	2.61
Universal Display Corp.	1,684	154,686	1.76
Wallenstam AB	9,983	829,626	1.03
Weir Group PLC	12,468	18,378,403	2.66
Weyerhaeuser Co.	3,353	88,551	1.01
Whitestone REIT	18,719	263,558	2.99
Zalando SE	4,850	132,891	1.71
Zur Rose Group AG	324	29,045	0.33

Total		$714,665,162	100.00%

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Market Neutral Short Index as of November 30, 2018:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Market Neutral Short Index
2U, Inc.	647	$37,774	0.42%
a2 Milk Co., Ltd.	2,793	28,907	0.22
AAON, Inc.	2,327	88,320	0.98
Adient PLC	1,858	44,004	0.49
AIA Group Ltd.	10,584	675,779	0.96
Air Water, Inc.	3,767	6,920,238	0.67
Akzo Nobel NV	135	10,022	0.12
Albemarle Corp.	975	93,870	1.04
Allegheny Technologies, Inc.	1,639	43,052	0.48
alstria office REIT-AG	672	8,274	0.10
Alteryx, Inc.	190	11,449	0.13
Ambu A/S	1,790	235,720	0.39
AMG Advanced Metallurgical Group NV	968	37,864	0.47
ams AG	500	13,905	0.15
Analog Devices, Inc.	983	90,343	1.00
AP Moller - Maersk A/S	76	708,744	1.19
Apache Corp.	1,106	38,842	0.43
Aqua America, Inc.	2,175	74,595	0.83
Arbonia AG	1,378	16,895	0.19
Ariake Japan Co., Ltd.	1,023	10,037,642	0.98
Arrow Electronics, Inc.	1,299	99,952	1.11
Asahi Holdings, Inc.	3,293	7,741,303	0.75
ASOS PLC	956	4,739,957	0.67
Assa Abloy AB	2,853	482,763	0.59
Astronics Corp.	1,144	37,123	0.41
Athabasca Oil Corp.	42,686	43,967	0.37
Atmos Energy Corp.	452	43,198	0.48
Australia & New Zealand Banking Group, Ltd.	3,982	106,731	0.86
Avnet, Inc.	1,929	84,529	0.94

Bank of New York Mellon Corp.	1,683	86,345	0.96
Blackline, Inc.	199	8,523	0.09
Bombardier, Inc.	17,604	39,081	0.33
boohoo Group PLC	11,916	2,277,726	0.32
Brunel International NV	2,919	32,112	0.40
Capital & Counties Properties PLC	17,211	4,373,328	0.62
Capstar Financial Holdings, Inc.	577	9,447	0.10
Carolina Financial Corp.	495	17,008	0.19
Chegg, Inc.	922	25,761	0.29
Chr Hansen Holding A/S	92	54,546	0.09
Clarus Corp.	1,278	14,461	0.16
Clinigen Group PLC	1,227	1,067,288	0.15
Coats Group PLC	13,770	1,119,531	0.16
Cobham PLC	48,219	4,920,731	0.69
Commonwealth Bank of Australia	1,621	115,472	0.93
COMSYS Holdings Corp.	2,297	6,729,439	0.66
Core Laboratories NV	301	25,022	0.28
Corning, Inc.	3,237	104,289	1.15
Cray, Inc.	4,379	114,774	1.27
Credit Suisse Group AG	2,421	28,520	0.32
Crescent Point Energy Corp.	3,480	13,712	0.11
Cubic Corp.	351	21,462	0.24
Delivery Hero SE	914	29,377	0.37
DKSH Holding AG	309	20,889	0.23
Duke Realty Corp.	3,381	96,212	1.06
eHealth, Inc.	1,142	44,000	0.49
Essentra PLC	12,050	4,624,821	0.65
Europcar Mobility Group	8,222	71,164	0.89
Everbridge, Inc.	1,267	69,418	0.77
FANUC Corp.	117	2,261,968	0.22
Farmer Brothers Co.	373	9,074	0.10
Fastenal Co.	620	36,729	0.41
Ferrari NV	686	66,182	0.83
First Financial Bancorp	891	24,888	0.28
First Hawaiian, Inc.	3,183	82,814	0.92
First Horizon National Corp.	953	15,712	0.17
First Republic Bank	949	94,111	1.04
Fletcher Building Ltd.	18,377	87,474	0.67
Flex Ltd.	2,953	25,843	0.29
Fluidra SA	1,740	19,105	0.24
FMC Corp.	1,121	92,729	1.03
Forbo Holding AG	56	84,331	0.93
Fuchs Petrolub SE	1,667	60,934	0.76
Fuji Seal International, Inc.	2,361	9,656,260	0.94
Gartner, Inc.	227	34,743	0.38
GEA Group AG	868	20,695	0.26
Genuine Parts Co.	698	72,364	0.80
Gluskin Sheff + Associates, Inc.	1,524	16,426	0.14
Goldcorp, Inc.	9,938	122,431	1.02
Green Plains, Inc.	1,189	19,323	0.21
GRENKE AG	927	70,097	0.88
Hanesbrands, Inc.	1,793	28,525	0.32
HarborOne Bancorp, Inc.	727	12,891	0.14
HCP, Inc.	1,085	31,745	0.35
Healthcare Services Group, Inc.	2,185	103,128	1.14
Helical PLC	2,345	750,261	0.11
Henry Schein, Inc.	1,286	114,746	1.27
Hilton Grand Vacations, Inc.	598	19,177	0.21
Howard Bancorp, Inc.	782	12,440	0.14

Huhtamaki OYJ	1,278	34,516	0.43
Iliad SA	196	23,319	0.29
IMCD NV	521	30,399	0.38
Independence Group NL	19,510	74,139	0.60
Independent Bank Group, Inc.	150	8,598	0.10
Instructure, Inc.	2,721	102,788	1.14
Intercontinental Exchange, Inc.	120	9,818	0.11
Internap Corp.	3,574	21,336	0.24
International Flavors & Fragrances, Inc.	118	16,661	0.18
JCDecaux SA	2,384	71,517	0.90
Jungheinrich AG	1,309	38,514	0.48
Just Eat PLC	1,139	663,335	0.09
Kobayashi Pharmaceutical Co., Ltd.	1,430	11,300,518	1.10
Kopin Corp.	7,850	13,030	0.14
Kratos Defense & Security Solutions, Inc.	1,684	22,393	0.25
Lancashire Holdings Ltd.	1,297	830,004	0.12
Leggett & Platt, Inc.	526	20,376	0.23
Lilis Energy, Inc.	8,022	16,526	0.18
Liquidity Services, Inc.	1,464	9,486	0.10
LSB Industries, Inc.	3,779	28,984	0.32
Macerich Co.	1,482	74,518	0.82
Manitowoc Co, Inc.	643	12,693	0.14
Manulife Financial Corp.	2,868	63,005	0.52
Martin Marietta Materials, Inc.	96	18,248	0.20
MaxLinear, Inc.	2,980	60,785	0.67
McDonald’s Corp.	575	108,411	1.20
Mercury Systems, Inc.	1,978	102,462	1.13
Mid-America Apartment Communities, Inc.	402	41,644	0.46
Midland States Bancorp, Inc.	1,633	42,377	0.47
Minth Group Ltd.	18,518	486,086	0.69
Miura Co., Ltd.	3,160	9,558,307	0.93
Mondelez International, Inc.	830	37,328	0.41
Monro, Inc.	414	33,701	0.37
Motorcar Parts of America, Inc.	480	8,620	0.10
Nanosonics Ltd.	24,117	75,487	0.61
Neinor Homes SA	2,723	36,926	0.46
Netflix, Inc.	67	19,150	0.21
Nevsun Resources Ltd.	10,409	61,934	0.52
New York Community Bancorp, Inc.	7,080	75,258	0.83
Nippon Paint Holdings Co., Ltd.	942	3,789,849	0.37
Northwest Pipe Co.	916	21,598	0.24
NOW, Inc.	1,532	20,668	0.23
Nutanix, Inc.	507	22,675	0.25
Ocado Group PLC	3,624	3,011,881	0.43
Okamoto Industries, Inc.	554	3,304,827	0.32
Okta, Inc.	593	37,752	0.42
Oriental Land Co., Ltd.	266	3,009,459	0.29
Oversea-Chinese Banking Corp., Ltd.	7,668	86,344	0.70
Pacific Premier Bancorp, Inc.	1,101	33,977	0.38
PDF Solutions, Inc.	2,684	24,827	0.27
Penske Automotive Group, Inc.	216	9,414	0.10
People’s United Financial, Inc.	2,660	44,844	0.50
PerkinElmer, Inc.	1,089	94,780	1.05
Persol Holdings Co., Ltd.	4,190	8,907,833	0.87
Pinnacle Financial Partners, Inc.	832	47,732	0.53
PJT Partners, Inc.	466	21,990	0.24
PRA Group, Inc.	995	30,360	0.34
PRA Health Sciences, Inc.	386	45,098	0.50
Prestige International, Inc.	5,565	8,018,582	0.78

PROS Holdings, Inc.	2,579	82,951	0.92
QBE Insurance Group Ltd.	5,600	63,393	0.51
R1 RCM, Inc.	1,815	16,624	0.18
Rayonier, Inc.	1,808	57,193	0.63
Remy Cointreau SA	76	7,767	0.10
Republic First Bancorp, Inc.	2,414	18,229	0.20
Restaurant Brands International, Inc.	160	12,437	0.10
Roku, Inc.	1,259	51,298	0.57
S&T AG	460	8,948	0.11
Schoeller-Bleckmann Oilfield Equipment AG	482	35,629	0.45
Serco Group PLC	62,609	5,616,069	0.79
Shin-Etsu Chemical Co., Ltd.	166	1,684,243	0.16
SHO-BOND Holdings Co., Ltd.	1,282	11,153,067	1.09
Shopify, Inc.	329	66,536	0.55
Singapore Telecommunications Ltd.	37,023	114,032	0.92
SNC-Lavalin Group, Inc.	627	30,426	0.25
Sophos Group PLC	16,237	5,910,106	0.83
Spirit Realty Capital, Inc.	4,348	32,260	0.36
Square, Inc.	439	30,690	0.34
Sun Hydraulics Corp.	732	30,500	0.34
Surge Energy, Inc.	15,814	23,879	0.20
SVB Financial Group	367	93,529	1.04
Switch, Inc.	3,825	29,724	0.33
Symrise AG	376	26,797	0.34
Takeaway.com NV	482	22,595	0.28
Talend SA	559	19,415	0.21
Ted Baker PLC	2,449	4,471,908	0.63
Tenaris SA	5,146	54,681	0.68
TFS Financial Corp.	2,434	38,991	0.43
Tikkurila OYJ	717	9,179	0.11
TimkenSteel Corp.	6,459	71,307	0.79
TOTO Ltd.	1,866	8,200,254	0.80
Trusco Nakayama Corp.	3,503	11,298,192	1.10
UMH Properties, Inc.	2,333	30,396	0.34
Union Bankshares Corp.	355	12,559	0.14
United Parcel Service, Inc.	373	43,053	0.48
Ventas, Inc.	1,349	85,667	0.95
Vicor Corp.	1,796	64,299	0.71
Vivendi SA	1,217	26,766	0.34
Vulcan Materials Co.	779	82,400	0.91
Wallenstam AB	6,495	539,721	0.66
Weir Group PLC	4,776	7,039,636	0.99
Wessanen	3,518	32,715	0.41
Western Forest Products, Inc.	10,830	21,227	0.18
Weyerhaeuser Co.	2,239	59,133	0.65
Wheaton Precious Metals Corp.	1,811	37,776	0.31
Willis Towers Watson PLC	436	69,443	0.77
Yara International ASA	1,705	588,659	0.76
Zeon Corp.	2,783	3,211,463	0.31
Zur Rose Group AG	232	20,837	0.23

Total		$188,983,653	100.00%

Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Common Stocks - 99.8%

Australia - 0.7%
Regis Resources, Ltd.	18,427	$57,209
Bermuda - 1.9%
Argo Group International Holdings, Ltd.	515	35,700
Essent Group, Ltd. (2)	2,476	95,474
Travelport Worldwide, Ltd.	1,506	23,012

		154,186
Brazil - 0.2%
SLC Agricola SA	1,000	12,007
Canada - 13.2%
Air Canada (2)	7,287	159,051
Allied Properties Real Estate Investment Trust	5,091	172,810
Canfor Corp. (2)	6,411	87,867
Cascades, Inc.	1,555	14,641
Cogeco Communications, Inc.	704	34,229
Cogeco, Inc.	343	16,065
Equitable Group, Inc.	1,255	65,789
George Weston, Ltd.	1,506	108,894
Husky Energy, Inc.	4,037	50,134
Interfor Corp. (2)	7,256	81,918
InterRent Real Estate Investment Trust	5,071	49,616
Methanex Corp.	1,168	64,718
Teck Resources, Ltd., Class B	7,424	150,363

		1,056,095
China - 0.2%
Agricultural Bank of China, Ltd., Class H	42,000	19,052
Denmark - 1.2%
Novo Nordisk A/S, Class B	560	26,101
Scandinavian Tobacco Group A/S, Class A (5)	5,203	69,058

		95,159
France - 1.1%
Boiron SA	356	21,200
Peugeot SA	1,871	41,131
Sanofi	303	27,423

		89,754
Germany - 0.1%
Hamburger Hafen und Logistik AG	496	10,855
Hong Kong - 1.3%
SmarTone Telecommunications Holdings, Ltd.	81,000	100,820
Indonesia - 1.8%
Bukit Asam Tbk PT	386,700	109,044
Indo Tambangraya Megah Tbk PT	15,400	22,901
Japfa Comfeed Indonesia Tbk PT	114,000	16,139

		148,084
Italy - 0.5%
ASTM SpA	800	15,238
Societa Iniziative Autostradali e Servizi SpA	1,659	22,404

		37,642
Japan - 8.3%
Arcs Co., Ltd.	2,100	52,613
Artnature, Inc.	2,000	12,016

Fukuda Corp.	500	23,829
Heiwado Co., Ltd.	3,700	102,674
J-Oil Mills, Inc.	700	24,975
KDDI Corp.	1,400	32,856
Keihin Corp.	2,600	44,984
Mitsui Sugar Co., Ltd.	1,000	26,615
Nippon Road Co., Ltd.	600	32,659
Nippon Telegraph & Telephone Corp.	3,900	160,789
Okinawa Electric Power Co., Inc.	2,799	55,708
Press Kogyo Co., Ltd.	5,000	27,001
Shimachu Co., Ltd.	2,000	54,158
Yorozu Corp.	1,200	15,793

		666,670
Luxembourg - 0.9%
Trinseo SA	1,358	68,620
Netherlands - 1.1%
BE Semiconductor Industries NV (1)	4,189	90,940
New Zealand - 1.3%
Air New Zealand, Ltd.	37,188	78,826
New Zealand Refining Co., Ltd.	14,328	23,080

		101,906
Norway - 1.9%
Austevoll Seafood ASA	3,253	44,905
Leroy Seafood Group ASA	12,177	103,872

		148,777
Poland - 0.5%
Asseco Poland SA	3,284	41,664
Portugal - 0.2%
Altri SGPS SA	2,389	17,372
Singapore - 0.6%
ComfortDelGro Corp., Ltd.	29,800	45,676
South Korea - 2.2%
DB HiTek Co., Ltd.	2,433	25,687
Samsung Electronics Co., Ltd.	4,095	153,742

		179,429

Sweden - 0.3%
Mycronic AB (1)	1,801	22,256
Switzerland - 1.5%
Roche Holding AG	474	122,993
Taiwan - 1.6%
HannStar Display Corp.	96,000	23,221
Uni-President Enterprises Corp.	46,000	108,101

		131,322

United Kingdom - 5.7%
DFS Furniture PLC	4,653	12,426
GlaxoSmithKline PLC	8,365	173,093
Imperial Brands PLC	1,712	52,671
International Consolidated Airlines Group SA	6,102	48,807
Legal & General Group PLC	46,718	145,876
Reach PLC	9,373	7,535
SThree PLC	3,721	13,588

		453,996

United States - 51.5%
AbbVie, Inc.	519	48,926
ArcBest Corp.	3,593	144,654
Best Buy Co., Inc.	1,287	83,127
Boston Properties, Inc.	1,311	172,003
Ciena Corp. (2)	4,008	130,741

Citizens Financial Group, Inc.	719	26,143
CONMED Corp.	1,744	118,522
ConocoPhillips	1,326	87,755
Cooper-Standard Holdings, Inc. (2)	604	44,164
Discover Financial Services	1,287	91,763
Emergent BioSolutions, Inc. (2)	3,440	250,570
Employers Holdings, Inc.	1,111	49,939
Enova International, Inc. (2)	519	11,491
Equinix, Inc.	344	132,536
Essex Property Trust, Inc.	692	181,657
F5 Networks, Inc. (2)	265	45,572
FedNat Holding Co.	731	15,994
Genomic Health, Inc. (2)	419	33,122
Glaukos Corp. (1) (2)	446	29,382
Globus Medical, Inc., Class A (2)	777	37,521
Haemonetics Corp. (2)	546	58,575
HealthStream, Inc.	1,178	29,026
Highwoods Properties, Inc.	1,119	48,531
Huntington Ingalls Industries, Inc.	536	115,508
Inogen, Inc. (2)	386	56,881
Integer Holdings Corp. (2)	1,143	101,247
Intersect ENT, Inc. (1) (2)	231	6,932
Lantheus Holdings, Inc. (2)	2,068	38,775
LeMaitre Vascular, Inc.	527	14,698
Luminex Corp.	657	19,296
Marlin Business Services Corp.	2,085	52,959
Masco Corp.	3,819	121,024
Merit Medical Systems, Inc. (2)	3,240	204,282
Myriad Genetics, Inc. (2)	1,257	40,526
Natus Medical, Inc. (2)	956	33,823
NetApp, Inc.	1,147	76,700
NextGen Healthcare, Inc. (2)	1,393	24,447
OraSure Technologies, Inc. (2)	3,601	45,733
Orthofix Medical, Inc. (2)	1,146	69,047
Owens-Illinois, Inc. (2)	1,064	19,567
Pacira Pharmaceuticals, Inc. (2)	258	12,469
PBF Energy, Inc., Class A	243	9,399
PennyMac Financial Services, Inc.	1,924	39,461
PNM Resources, Inc.	2,753	118,985
Portland General Electric Co.	3,630	174,785
Regions Financial Corp.	4,302	70,768
Rush Enterprises, Inc., Class A	1,531	58,331
Southwest Airlines Co.	572	31,237
SunTrust Banks, Inc.	398	24,951
Supernus Pharmaceuticals, Inc. (2)	1,651	78,290
Surmodics, Inc. (2)	529	32,052
Sykes Enterprises, Inc. (2)	1,835	50,683
Synchrony Financial	799	20,758
Sysco Corp.	1,257	84,722
U.S. Foods Holding Corp. (2)	3,881	128,772
United Continental Holdings, Inc. (2)	648	62,662
Unum Group	2,580	92,648
Vishay Intertechnology, Inc.	4,155	86,632
Vishay Precision Group, Inc. (2)	684	23,208
WW Grainger, Inc.	61	19,156

		4,133,128

Total Common Stocks (identified cost $7,606,390)		8,005,612

Short-Term Investments - 1.9%

Collateral Investment for Securities on Loan - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.240% (3)	151,607	151,607

Total Short-Term Investments (identified cost $151,607)		151,607

Total Investments - 101.7% (identified cost $7,757,997)		8,157,219
Other Assets and Liabilities - (1.7)%		(138,628)

Total Net Assets - 100.0%		$8,018,591

Global Long/Short Equity Fund

Industry Allocation

As of November 30, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Common Stocks
Agriculture	$149,875	1.9%
Airlines	380,583	4.8
Auto Manufacturers	41,131	0.5
Auto Parts & Equipment	131,942	1.6
Banks	140,914	1.8
Biotechnology	291,096	3.6
Building Materials	121,024	1.5
Chemicals	64,718	0.8
Coal	131,945	1.7
Commercial Services	85,097	1.1
Computers	169,047	2.1
Cosmetics/Personal Care	12,016	0.2
Distribution/Wholesale	19,156	0.2
Diversified Financial Services	282,221	3.5
Electric	349,478	4.4
Electronics	155,317	1.9
Engineering & Construction	56,488	0.7
Food	786,143	9.8
Forest Products & Paper	201,798	2.5
Healthcare-Products	899,888	11.2
Insurance	435,631	5.4
Internet	74,598	0.9
Media	57,829	0.7
Mining	207,572	2.6
Miscellaneous Manufacturing	68,620	0.9
Oil & Gas	170,368	2.1
Packaging & Containers	19,567	0.2
Pharmaceuticals	510,495	6.4
Real Estate Investment Trusts	757,153	9.4
Retail	208,042	2.6
Semiconductors	270,369	3.4
Shipbuilding	115,508	1.4
Software	24,447	0.3
Telecommunications	425,206	5.3
Transportation	190,330	2.4

Total Common Stocks	8,005,612	99.8
Collateral Investment for Securities on Loan	151,607	1.9

Total Investments	8,157,219	101.7
Other Assets and Liabilities	(138,628)	(1.7)

Total Net Assets	$8,018,591	100.0%

At November 30, 2018, the Global Long/Short Equity Fund had outstanding total return swap agreements as set forth below:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount	Value at November 30, 2018	Upfront Payment Paid	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	BMO Alternative Strategies Global Short Index††	Receive	1 Month USD LIBOR minus 0.15%	Monthly	12/13/2019	$3,013,965	$(49,507)	$—	$(49,507)

							$(49,507)	$—	$(49,507)

††	See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BMO Alternative Strategies Global Short Index as of November 30, 2018:

Security Description	Shares	Value	Index Weight
BMO Alternative Strategies Global Short Index
Ain Holdings, Inc.	811	$7,092,109	0.71%
AIXTRON SE	15,462	149,334	1.92
Albemarle Corp.	2,437	234,724	2.66
Asahi Holdings, Inc.	7,189	16,901,441	1.69
ASOS PLC	3,543	17,566,144	2.54
BlackBerry Ltd.	13,008	151,931	1.30
Brown-Forman Corp.	934	44,556	0.51
Caverion OYJ	5,511	29,318	0.38
Cellnex Telecom SA	6,375	156,062	2.00
Daifuku Co., Ltd.	4,952	28,768,487	2.87
Don Quijote Holdings Co., Ltd.	1,860	12,817,754	1.28
Fugro NV	10,766	115,629	1.49
Fuji Seal International, Inc.	4,337	17,739,180	1.77
Funai Soken Holdings, Inc.	6,412	13,434,144	1.34
Goldwin, Inc.	518	6,097,101	0.61
GRENKE AG	2,890	218,506	2.81
Hoshizaki Corp.	2,421	21,333,372	2.13
Howard Bancorp, Inc.	4,368	69,458	0.79
Huatai Securities Co., Ltd.	141,803	1,834,933	2.66
Just Eat PLC	16,864	9,824,861	1.42
Kansai Paint Co., Ltd.	13,631	28,992,312	2.90
Kopin Corp.	40,831	67,780	0.77
Kose Corp.	780	13,211,914	1.32
Kura Corp.	1,086	7,755,982	0.77
M3, Inc.	6,664	12,221,200	1.22
Macerich Co.	4,424	222,468	2.53
MISUMI Group, Inc.	11,727	30,162,331	3.01
Money Forward, Inc.	1,093	4,450,245	0.44
Nanosonics Ltd.	25,669	80,345	0.67
Netflix, Inc.	796	227,668	2.58
Nihon M&A Center, Inc.	4,993	13,217,230	1.32
Nippon Paint Holdings Co., Ltd.	7,030	28,297,294	2.83
Nitori Holdings Co., Ltd.	1,602	24,361,385	2.43
Nordic Semiconductor ASA	11,421	436,296	0.58
Northam Platinum Ltd.	61,775	249,201,677	2.03
Northwest Pipe Co.	2,591	61,128	0.69
Obsidian Energy Ltd.	43,450	29,111	0.25
Okta, Inc.	2,047	130,304	1.48
Park24 Co., Ltd.	10,378	31,808,415	3.18
Pinnacle Financial Partners, Inc.	3,710	212,757	2.41

Prestige International, Inc.	22,581	32,538,618	3.25
PROS Holdings, Inc.	6,066	195,153	2.22
Rayonier, Inc.	6,587	208,361	2.37
Republic First Bancorp, Inc.	9,700	73,234	0.83
Senior Housing Properties Trust	5,186	71,356	0.81
Serco Group PLC	75,066	6,733,432	0.97
Shimano, Inc.	272	4,517,541	0.45
SMS Co., Ltd.	14,066	26,304,259	2.63
Sophos Group PLC	28,307	10,303,891	1.49
Square, Inc.	429	29,958	0.34
Takeaway.com NV	1,234	57,806	0.74
TFS Financial Corp.	3,103	49,711	0.56
TimkenSteel Corp.	12,681	139,993	1.59
Toridoll Holdings Corp.	6,164	13,634,612	1.36
Umicore SA	5,313	203,591	2.61
Universal Display Corp.	1,684	154,686	1.76
Wallenstam AB	9,983	829,626	1.03
Weir Group PLC	12,468	18,378,403	2.66
Weyerhaeuser Co.	3,353	88,551	1.01
Whitestone REIT	18,719	263,558	2.99
Zalando SE	4,850	132,891	1.71
Zur Rose Group AG	324	29,045	0.33

Total		$714,665,162	100.00%

Ultra Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 94.6%

Alabama - 5.7%
Albertville Municipal Utilities Board - Water System, AGM:
2.000%, 8/15/2019	$735,000	$733,831
2.000%, 8/15/2020	355,000	352,867
Black Belt Energy Gas District, 2.441%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	4,500,000	4,500,000
Chatom Industrial Development Board, 1.650%, 2/1/2019 (8)	4,800,000	4,796,976
City of Brundidge Utility Revenue, AGM, 2.000%, 12/1/2018	385,000	385,000
County of Jefferson, 5.000%, 9/15/2019	1,000,000	1,022,540
Health Care Authority for Baptist Health, 2.360%, 11/1/2042 (8)	11,125,000	11,125,000
Limestone County Water & Sewer Authority, BAM, 2.000%, 12/1/2019	160,000	160,046
Southeast Alabama Gas Supply District, 2.441%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (8)	5,000,000	4,986,650
Tender Option Bond Trust Receipts/Certificates, 1.840%, 10/5/2020 (5) (8)	5,000,000	5,000,000

		33,062,910
Arizona - 0.7%
Arizona Health Facilities Authority:
3.540%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	3,250,000	3,282,337
3.540%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	750,000	757,463

		4,039,800
Arkansas - 2.3%
Arkansas Development Finance Authority:
2.360%, 9/1/2044, Call 12/3/2018 (8)	7,000,000	7,000,000
2.790%, (SIFMA Municipal Swap Index Yield), 9/1/2019, Call 3/1/2019 (8)	3,000,000	3,003,270
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	195,000	193,965
Little Rock School District, SAW, 3.000%, 2/1/2019	3,000,000	3,005,220

		13,202,455
California - 2.7%
Bay Area Toll Authority:
1.875%, 4/1/2047, Call 12/31/2018 (8)	525,000	525,011
2.790%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (8)	1,750,000	1,793,872
California Health Facilities Financing Authority, NATL-RE, 3.180%, 12/1/2020, Call 12/18/2018 (8) (9)	500,000	500,000
Northern California Gas Authority No. 1, 2.235%, (LIBOR 3 Month), 7/1/2019 (8)	3,935,000	3,936,889
Palomar Health, 4.000%, 11/1/2019	505,000	511,045
Rib Floater Trust Various States, 1.840%, 8/15/2051 (5) (8)	3,000,000	3,000,000
State of California, 1.980%, (SIFMA Municipal Swap Index Yield), 12/1/2028, Call 12/1/2019 (8)	750,000	750,555
Tender Option Bond Trust Receipts/Certificates, 1.840%, 8/1/2024 (5) (8)	4,760,000	4,760,000

		15,777,372
Colorado - 1.7%
City & County of Denver Airport System Revenue, AGC, 2.070%, 11/15/2025, Call 12/18/2018 (8) (9)	525,000	525,000
Colorado Health Facilities Authority:
2.330%, 7/1/2034, Call 7/1/2019 (5) (8)	4,300,000	4,300,000
5.000%, 6/1/2019	450,000	455,571
Colorado School of Mines, 2.041%, (LIBOR 1 Month), 2/1/2023, Call 8/1/2022 (8)	1,200,000	1,197,996
E-470 Public Highway Authority, 2.471%, (LIBOR 1 Month), 9/1/2019, Call 3/1/2019 (8)	3,445,000	3,447,963

		9,926,530
Connecticut - 0.1%
Connecticut State Health & Educational Facilities Authority, 5.000%, 7/1/2020	400,000	417,936

Delaware - 0.1%
Delaware State Health Facilities Authority, 1.790%, 10/1/2038, Call 12/18/2018 (8)	600,000	600,000
District of Columbia - 0.5%
District of Columbia Housing Finance Agency, AGM, 5.000%, 7/1/2021, Call 12/31/2018	360,000	360,810
Washington Convention & Sports Authority, 5.000%, 10/1/2020	2,500,000	2,634,600

		2,995,410
Florida - 7.0%
Atlantic Beach Health Care Facilities Revenue, 3.000%, 11/15/2023 (10)	2,000,000	2,002,740
Citizens Property Insurance Corp.:
5.000%, 6/1/2019	2,640,000	2,678,940
5.000%, 6/1/2020	3,870,000	4,032,230
City of Orlando, AGM, 3.000%, 11/1/2019	850,000	857,684
County of Escambia, 1.810%, 4/1/2039, Call 12/18/2018 (8)	1,500,000	1,500,000
Escambia County Health Facilities Authority, AGC, 1.820%, 11/15/2029, Call 12/3/2018 (8)	2,870,000	2,870,000
Florida Municipal Power Agency, AMBAC:
3.145%, 10/1/2021 (8) (9)	325,000	325,000
3.145%, 10/1/2021, Call 12/6/2018 (8) (9)	250,000	250,000
Highlands County Health Facilities Authority, 1.700%, 11/15/2037, Call 12/18/2018 (8)	2,700,000	2,700,000
JEA Electric System Revenue:
1.780%, 10/1/2038, Call 12/18/2018 (8)	900,000	900,000
1.840%, 10/1/2032, Call 10/1/2022 (5) (8)	4,000,000	4,000,000
North Broward Hospital District:
5.000%, 1/1/2019	630,000	631,229
5.000%, 1/1/2020	875,000	899,045
Palm Beach County School District, 5.000%, 8/1/2019	1,600,000	1,632,688
Putnam County Development Authority, 1.770%, 9/1/2024, Call 12/18/2018 (8)	1,000,000	1,000,000
RBC Municipal Products, Inc. Trust, 1.890%, (SIFMA Municipal Swap Index Yield), 3/1/2026 (5) (8)	5,000,000	5,000,000
Sarasota County Health Facilities Authority, 4.000%, 1/1/2019	500,000	500,345
School Board of Miami-Dade County, FGIC, 1.920%, 5/1/2037, Call 12/1/2018 (5) (8)	8,000,000	8,000,000
Sumter County Industrial Development Authority, 4.000%, 7/1/2019	620,000	626,795

		40,406,696
Georgia - 3.7%
Atkinson/Coffee Counties Joint Development Authority, 1.650%, 12/1/2019, Call 6/1/2019	3,000,000	2,980,410
City of Atlanta, AGM, 4.500%, 12/1/2019, Call 12/1/2018	1,000,000	1,000,000
Georgia State Road & Tollway Authority, 5.000%, 6/1/2019	1,750,000	1,776,845
Main Street Natural Gas, Inc.:
2.260%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,992,800
2.371%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,976,800
Morgan County Hospital Authority, 2.750%, 9/1/2019, Call 3/1/2019	3,750,000	3,751,275
Waleska Downtown Development Authority, 2.000%, 8/1/2019, Call 2/1/2019	1,690,000	1,685,809

		21,163,939
Guam - 0.0%
Territory of Guam, 5.000%, 12/1/2018	250,000	250,000
Hawaii - 0.5%
City & County of Honolulu, 1.990%, (SIFMA Municipal Swap Index Yield), 9/1/2020, Call 12/17/2018 (8)	2,800,000	2,799,048
Idaho - 0.7%
Idaho Housing & Finance Association, 1.870%, 1/1/2038, Call 12/3/2018 (8)	4,015,000	4,015,000
Illinois - 8.1%
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2021	1,400,000	1,476,832
City of Chicago Waterworks Revenue, 5.000%, 11/1/2019	250,000	256,188
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 12/6/2018 (5) (8)	3,750,000	3,750,000

Cook County School District No. 63 East Maine, 2.375%, 12/1/2028, Call 12/1/2023 (5) (8)	3,000,000	3,038,370
County of Peoria, 1.890%, 12/15/2018 (5) (8)	3,250,000	3,250,000
Illinois Educational Facilities Authority, 1.800%, 2/13/2020 (8)	2,000,000	1,992,720
Illinois Finance Authority:
2.440%, (SIFMA Municipal Swap Index Yield), 7/1/2023, Call 7/1/2022 (8)	2,000,000	2,000,680
3.000%, 12/1/2018	125,000	125,000
3.000%, 12/1/2019	200,000	200,116
5.000%, 11/15/2019	605,000	621,595
5.000%, 11/15/2019	250,000	256,665
Illinois State University, 5.000%, 4/1/2020	200,000	205,282
JPMorgan Chase Putters/Drivers Trust, 1.840%, 3/29/2019 (5) (8)	4,530,000	4,530,000
Kankakee River Metropolitan Agency, AGM, 3.000%, 5/1/2019	300,000	300,573
Lake County Forest Preserve District, 2.044%, (LIBOR 3 Month), 12/15/2020 (8)	370,000	370,193
Northern Illinois Municipal Power Agency, 5.000%, 12/1/2018	500,000	500,000
Ogle Lee & De Kalb Counties Township High School District No. 212 Rochelle, 4.000%, 12/1/2018	925,000	925,000
Rib Floater Trust Various States, 1.870%, 8/15/2030, Call 12/31/2018 (5) (8)	5,000,000	5,000,000
State of Illinois:
5.000%, 10/1/2021	1,500,000	1,558,725
5.000%, 2/1/2022	6,040,000	6,282,687
Tender Option Bond Trust Receipts/Certificates:
1.840%, 6/15/2031, Call 6/15/2026 (5) (8)	4,355,000	4,355,000
1.840%, 1/1/2035, Call 1/1/2026 (5) (8)	2,605,000	2,605,000
Town of Normal, 4.000%, 6/1/2019	230,000	232,272
Village of Bolingbrook:
4.000%, 3/1/2019	1,700,000	1,707,055
4.000%, 3/1/2020	345,000	351,831
Village of Rantoul, AGM, 2.000%, 1/1/2019	150,000	149,955
Village of Wilmette, 4.125%, 12/1/2018	1,155,000	1,155,000

		47,196,739
Indiana - 3.2%
Indiana Finance Authority, 1.850%, 12/3/2018 (8) (10)	1,100,000	1,100,000
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.890%, 7/1/2047, Call 12/18/2018 (8)	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Certificates, 1.960%, 10/15/2019 (5) (8)	8,500,000	8,500,000
Union Township School Corp., 2.500%, 12/31/2018	2,900,000	2,900,841

		18,500,841
Iowa - 1.0%
Iowa Finance Authority, 2.265%, (SIFMA Municipal Swap Index Yield), 1/4/2024, Call 3/20/2019 (5) (8)	3,700,000	3,700,037
Iowa Finance Authority, GNMA/FNMA/FHLMC, 1.990%, (SIFMA Municipal Swap Index Yield), 5/3/2021, Call 11/2/2020 (8)	1,500,000	1,502,610
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018	405,000	405,000
Xenia Rural Water District, 2.000%, 12/1/2018	225,000	225,000

		5,832,647
Kansas - 0.1%
State of Kansas Department of Transportation, 1.910%, (LIBOR 1 Month), 9/1/2021 (8)	400,000	400,596
Kentucky - 2.3%
Kentucky Economic Development Finance Authority, 1.850%, 12/3/2018 (8) (10)	1,500,000	1,500,000
Kentucky Public Energy Authority, 4.000%, 7/1/2020	2,115,000	2,172,063
Kentucky State Property & Building Commission, NATL-RE, 5.000%, 8/1/2019	2,500,000	2,547,075
Laurel County Judicial Center Public Properties Corp., 4.000%, 3/1/2020	530,000	542,460
Louisville/Jefferson County Metropolitan Government:
1.250%, 6/3/2019 (8)	1,000,000	995,430
1.250%, 6/3/2019 (8)	1,000,000	995,430
Northern Kentucky Water Service District, 3.000%, 4/1/2019, Call 12/31/2018	1,665,000	1,665,200
Tender Option Bond Trust Receipts/Certificates, 1.890%, 4/1/2032, Call 4/1/2027 (5) (8)	2,665,000	2,665,000

		13,082,658

Louisiana - 2.0%
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	400,000	360,960
Louisiana Public Facilities Authority:
1.860%, 7/1/2021, Call 12/6/2018 (8)	885,000	885,000
2.340%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 3/1/2023 (8)	5,000,000	5,002,000
4.000%, 5/15/2019	225,000	226,838
Parish of St. James, 1.970%, 11/1/2040, Call 12/18/2018 (8)	5,000,000	5,000,000

		11,474,798
Maine - 0.0%
City of Portland General Airport Revenue, 5.000%, 1/1/2019	305,000	305,668
Maryland - 1.4%
City of Baltimore, 4.000%, 9/1/2019	350,000	354,651
Maryland Industrial Development Financing Authority, 1.840%, 3/1/2030, Call 12/18/2018 (8)	5,000,000	5,000,000
RBC Municipal Products, Inc. Trust, 1.890%, (SIFMA Municipal Swap Index Yield), 1/1/2025 (5) (8)	3,000,000	3,000,000

		8,354,651
Massachusetts - 0.5%
City of Pittsfield, 2.500%, 2/1/2019	2,264,752	2,266,836
Massachusetts Development Finance Agency, 2.170%, (SIFMA Municipal Swap Index Yield), 1/29/2020, Call 8/1/2019 (8)	500,000	500,505

		2,767,341
Michigan - 0.7%
Boyne City Public School District, 1.500%, 5/1/2019	1,265,000	1,262,002
Michigan Finance Authority:
2.114%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (8)	200,000	200,608
5.000%, 11/15/2019	400,000	410,664
Michigan State Hospital Finance Authority, 1.500%, 5/1/2020 (8)	775,000	765,607
Taylor Tax Increment Finance Authority, AGM:
4.000%, 5/1/2020, Call 12/31/2018	785,000	786,146
4.000%, 5/1/2021, Call 12/31/2018	600,000	600,864
White Cloud Public Schools, Q-SBLF, 4.000%, 5/1/2019	175,000	176,377

		4,202,268
Minnesota - 0.3%
Housing & Redevelopment Authority of the City of St. Paul, 3.000%, 11/15/2019	600,000	605,652
Minnesota Rural Water Finance Authority, Inc., 1.050%, 3/1/2019	1,350,000	1,345,450

		1,951,102
Mississippi - 1.4%
Mississippi Business Finance Corp., 2.220%, 5/1/2037, Call 5/1/2019 (8)	1,500,000	1,500,645
Mississippi Development Bank, 2.500%, 1/1/2020	4,600,000	4,618,446
Mississippi Hospital Equipment & Facilities Authority, 2.125%, 1/9/2019 (8)	925,000	924,611
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 12/31/2018	1,000,000	997,250

		8,040,952
Missouri - 1.2%
Cape Girardeau County Industrial Development Authority, 5.000%, 3/1/2019	220,000	221,311
City of St. Louis, 3.000%, 5/30/2019	5,000,000	5,021,650
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	202,556
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.650%, 12/1/2022, Call 12/18/2018 (8) (9)	1,750,000	1,750,000

		7,195,517
Nevada - 0.4%
City of Carson City, 5.000%, 9/1/2019	345,000	351,838
City of North Las Vegas NV, AGM, 5.000%, 6/1/2020	1,650,000	1,715,208

		2,067,046
New Jersey - 6.7%
City of Union City, SAW, 4.000%, 11/1/2019	1,000,000	1,014,090
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	2,000,000	2,012,080
New Jersey Economic Development Authority:
1.970%, 11/1/2031, Call 12/18/2018 (8)	4,510,000	4,510,000
1.980%, 11/1/2040, Call 12/18/2018 (8)	4,485,000	4,485,000
1.980%, 11/1/2040, Call 12/18/2018 (8)	5,515,000	5,515,000

New Jersey Health Care Facilities Financing Authority:
1.980%, 7/1/2038, Call 12/18/2018 (8)	3,175,000	3,175,000
2.000%, 7/1/2028, Call 12/5/2018 (8)	300,000	300,000
New Jersey Transportation Trust Fund Authority:
2.690%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (8)	5,000,000	5,006,600
4.000%, 6/15/2019	500,000	504,640
4.000%, 6/15/2020	200,000	204,718
5.000%, 6/15/2019	4,500,000	4,565,340
New Jersey Transportation Trust Fund Authority, AGM, 5.500%, 12/15/2018	250,000	250,262
New Jersey Turnpike Authority:
1.950%, (LIBOR 1 Month), 1/1/2021 (8)	1,750,000	1,746,815
2.090%, (LIBOR 1 Month), 1/1/2022 (8)	750,000	749,355
Tender Option Bond Trust Receipts/Certificates, 1.840%, 7/1/2025 (5) (8)	2,175,000	2,175,000
Tobacco Settlement Financing Corp., 5.000%, 6/1/2020	2,400,000	2,496,648

		38,710,548
New Mexico - 1.4%
County of Bernalillo, 1.400%, 3/1/2019 (8)	2,875,000	2,870,601
New Mexico Municipal Energy Acquisition Authority, 2.291%, (LIBOR 1 Month), 8/1/2019, Call 2/1/2019 (8)	5,500,000	5,501,265

		8,371,866
New York - 5.7%
Albany Industrial Development Agency, 1.910%, 7/1/2032, Call 12/6/2018 (8)	1,175,000	1,175,000
City of New York, AGC, 2.080%, 10/1/2021, Call 12/3/2018 (8) (9)	100,000	100,000
Long Island Power Authority, 2.360%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (8)	4,000,000	4,004,360
Metropolitan Transportation Authority:
2.091%, (LIBOR 1 Month), 11/1/2022 (8)	2,985,000	2,973,269
2.140%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (8)	3,000,000	2,983,020
2.241%, (LIBOR 1 Month), 2/1/2020 (8)	3,500,000	3,501,610
2.270%, (SIFMA Municipal Swap Index Yield), 6/1/2019 (8)	500,000	500,480
5.000%, 11/15/2030, Call 11/15/2019 (8)	600,000	616,284
New York State Dormitory Authority, 4.000%, 12/1/2018 (5)	1,000,000	1,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.990%, 5/1/2047, Call 12/18/2018 (5) (8)	5,000,000	5,000,000
South Glens Falls Central School District, SAW, 3.000%, 7/26/2019	4,500,000	4,527,270
Triborough Bridge & Tunnel Authority:
1.897%, (SOFR + 43 basis points), 9/26/2019 (8)	1,500,000	1,500,615
2.241%, (LIBOR 1 Month), 2/1/2021 (8)	4,935,000	4,968,903

		32,850,811
North Carolina - 0.2%
North Carolina Medical Care Commission, 2.010%, 6/1/2029, Call 6/1/2020 (5) (8)	1,000,000	1,000,000
North Dakota - 0.5%
Barnes County North Public School District Building Authority, 4.000%, 5/1/2019	590,000	594,378
City of Williston, AGM, 2.650%, 11/1/2020, Call 12/31/2018	655,000	655,393
Williston North Dakota County Wide Public Safety Sales Tax Revenue:
5.000%, 7/15/2020 (10)	1,025,000	1,058,835
5.000%, 7/15/2021 (10)	750,000	785,820

		3,094,426
Ohio - 7.8%
City of Akron, 3.000%, 12/12/2018	4,000,000	4,000,960
City of Avon, 3.000%, 9/5/2019	1,250,000	1,259,025
City of Fairborn, 2.250%, 3/21/2019	2,887,000	2,888,646
City of Grove City, 2.500%, 3/7/2019	4,000,000	4,005,080
City of Lakewood, 2.500%, 3/28/2019	4,000,000	4,006,760
City of Seven Hills, 2.875%, 4/10/2019	750,000	751,612
County of Belmont, 3.000%, 8/29/2019	3,800,000	3,825,726
County of Lucas, 5.000%, 11/15/2019	1,165,000	1,192,634
County of Richland, 3.250%, 2/1/2019	695,000	696,237
County of Trumbull:
2.000%, 8/29/2019	2,800,000	2,794,036
3.125%, 8/29/2019	2,000,000	2,012,420
Dublin City School District, 2.500%, 4/18/2019	4,500,000	4,507,425
FHLMC Multifamily VRD Certificates, 1.940%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (8)	3,485,000	3,485,000

Lancaster Port Authority, 2.261%, (LIBOR 1 Month), 8/1/2019, Call 2/1/2019 (8)	5,000,000	5,001,100
Ohio Higher Educational Facility Commission, 5.000%, 12/1/2018	500,000	500,000
State of Ohio, 1.850%, 12/3/2018 (8) (10)	2,000,000	2,000,000
Village of Orange, 3.000%, 8/29/2019	2,500,000	2,513,800

		45,440,461
Oklahoma - 0.3%
Oklahoma County Finance Authority, 5.000%, 10/1/2019	510,000	522,572
Tulsa County Independent School District No. 4 Bixby, 2.000%, 7/1/2019	1,000,000	1,000,620

		1,523,192
Pennsylvania - 4.7%
Allentown City School District, SAW, 2.200%, 1/2/2019, Call 12/31/2018	1,500,000	1,499,685
Bethlehem Area School District, SAW, 2.125%, (LIBOR 1 Month), 11/1/2021, Call 11/2/2020 (8)	2,995,000	2,989,220
Commonwealth Financing Authority, 5.000%, 6/1/2020	1,000,000	1,038,470
Indiana County Industrial Development Authority, 1.550%, 4/1/2019, Call 12/31/2018	1,850,000	1,845,930
Manheim Township School District, 2.034%, (LIBOR 1 Month), 11/1/2021, Call 5/1/2021 (8)	2,000,000	2,010,580
Montgomery County Higher Education & Health Authority:
1.950%, 9/1/2050, Call 12/3/2018 (8)	3,600,000	3,600,000
2.410%, (SIFMA Municipal Swap Index Yield), 9/1/2023, Call 9/1/2019 (8)	2,500,000	2,500,000
Montgomery County Industrial Development Authority, AGC, 1.820%, 11/15/2029, Call 12/1/2018 (8)	1,400,000	1,400,000
North Penn Water Authority, 2.041%, (LIBOR 1 Month), 11/1/2019, Call 5/1/2019 (8)	2,000,000	2,000,260
Northampton County General Purpose Authority, 2.650%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (8)	1,000,000	1,001,380
Old Forge School District, BAM SAW, 2.000%, 5/1/2019	500,000	499,340
Pennsylvania Economic Development Financing Authority, 2.125%, 5/1/2019 (8)	3,000,000	3,001,350
Pennsylvania Turnpike Commission:
2.570%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (8)	1,800,000	1,811,574
2.840%, (SIFMA Municipal Swap Index Yield), 12/1/2019, Call 6/1/2019 (8)	2,225,000	2,233,277

		27,431,066
South Carolina - 2.6%
Lexington County Health Services District, Inc., 5.000%, 11/1/2019	250,000	256,440
Patriots Energy Group Financing Agency, 2.401%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (8)	6,000,000	5,988,600
South Carolina Jobs-Economic Development Authority, 2.250%, 5/1/2019, Call 12/21/2018 (5)	3,000,000	2,989,890
Tender Option Bond Trust Receipts/Certificates, 1.940%, 1/1/2020 (5) (8)	6,000,000	6,000,000

		15,234,930
Tennessee - 1.0%
County of Monroe, 1.200%, 6/15/2019, Call 12/21/2018	1,250,000	1,246,300
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 1.875%, 7/1/2020 (8)	1,400,000	1,394,274
Tender Option Bond Trust Receipts/Certificates, 1.890%, 7/1/2046, Call 12/6/2018 (5) (8)	3,100,000	3,100,000
Tennessee Housing Development Agency, 4.500%, 7/1/2028, Call 1/1/2020	40,000	40,062

		5,780,636
Texas - 8.3%
Austin Convention Enterprises, Inc., 5.000%, 1/1/2019	400,000	400,796
Bexar County Health Facilities Development Corp.:
5.000%, 7/15/2019	125,000	126,628
5.000%, 7/15/2020	175,000	180,273
Crane County Water District, 4.000%, 2/15/2019	1,000,000	1,003,980
Deer Park Independent School District, PSF, 3.000%, 10/1/2019 (8)	2,000,000	2,013,620
Denton County Fresh Water Supply District No. 7, AGM, 2.000%, 2/15/2019	240,000	240,041
Georgetown Independent School District, 2.500%, 8/1/2019 (8)	1,500,000	1,504,080
Goose Creek Consolidated Independent School District, PSF, 1.180%, 8/15/2019 (8)	1,800,000	1,788,822
Harris County Cultural Education Facilities Finance Corp., 1.790%, 12/1/2024, Call 12/18/2018 (8)	2,600,000	2,600,000
Harris County Municipal Utility District No. 371, BAM, 2.000%, 9/1/2019	295,000	294,501

Irving Hospital Authority, 2.790%, (SIFMA Municipal Swap Index Yield), 10/15/2023, Call 4/15/2023 (8)	1,000,000	1,002,870
Midlothian Independent School District, PSF, 2.500%, 8/1/2020 (8)	1,500,000	1,507,260
Mission Economic Development Corp., 1.970%, 1/2/2019 (8)	3,000,000	3,000,090
North Texas Tollway Authority, 2.360%, (SIFMA Municipal Swap Index Yield), 1/1/2020, Call 7/1/2019 (8)	610,000	610,000
Northside Independent School District, PSF:
2.000%, 8/1/2019 (8)	5,000,000	4,997,350
2.125%, 8/1/2020, Call 2/1/2019 (8)	1,850,000	1,847,724
Rib Floater Trust Various States, 1.870%, 6/1/2032, Call 4/1/2020 (5) (8)	6,000,000	6,000,000
Spring Branch Independent School District, PSF, 3.000%, 6/18/2019 (8)	4,000,000	4,021,080
Tender Option Bond Trust Receipts/Certificates, 1.890%, 7/1/2021 (5) (8)	11,000,000	11,000,000
Trail of the Lakes Municipal Utility District, BAM, 5.000%, 4/1/2019	120,000	121,140
Travis County Health Facilities Development Corp., 5.250%, 1/1/2047, Call 1/1/2020 (8)	3,400,000	3,552,626

		47,812,881
Utah - 0.4%
Tender Option Bond Trust Receipts/Certificates, 1.890%, 1/1/2025 (5) (8)	2,500,000	2,500,000
Virginia - 2.4%
FHLMC Multifamily VRD Certificates, 1.940%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (8)	3,000,000	3,003,270
Henrico County Economic development Authority, 5.000%, 10/1/2020 (10)	900,000	940,527
Newport News Redevelopment & Housing Authority, FHA/GNMA, 1.200%, 4/1/2019	3,500,000	3,489,885
Peninsula Ports Authority, 1.550%, 10/1/2019 (8)	1,000,000	994,380
Tender Option Bond Trust Receipts/Certificates, 1.840%, 1/1/2025 (5) (8)	5,400,000	5,400,000

		13,828,062
Washington - 2.1%
City of Bellingham Water & Sewer Revenue, 1.890%, 8/1/2019 (5) (8)	500,000	500,000
County of Skagit, 2.000%, 12/1/2018	485,000	485,000
Tender Option Bond Trust Receipts/Certificates:
1.840%, 6/15/2033, Call 6/1/2019 (5) (8)	5,050,000	5,050,000
1.840%, 1/1/2035 (5) (8)	5,000,000	5,000,000
Washington Health Care Facilities Authority, 2.674%, (LIBOR 1 Month), 7/1/2022, Call 1/1/2022 (8)	450,000	454,644
WBRP 3.2, 5.000%, 1/1/2019	500,000	501,205

		11,990,849
West Virginia - 1.0%
West Virginia Hospital Finance Authority:
1.910%, 6/1/2033, Call 12/3/2018 (8)	5,000,000	5,000,000
5.000%, 1/1/2020	300,000	308,922
5.000%, 1/1/2021	360,000	379,231

		5,688,153
Wisconsin - 1.2%
Hilbert School District, 2.100%, 4/1/2019, Call 12/31/2018	1,580,000	1,579,463
Maple School District, 3.000%, 10/29/2019	1,300,000	1,305,993
Port Washington-Saukville School District, 2.500%, 10/1/2020, Call 10/1/2019	1,000,000	1,001,360
Public Finance Authority:
2.300%, 10/1/2019, Call 4/1/2019	1,500,000	1,491,105
5.000%, 11/15/2019	440,000	450,978
Wisconsin Health & Educational Facilities Authority:
2.040%, (SIFMA Municipal Swap Index Yield), 7/28/2021, Call 1/28/2021 (8)	500,000	500,120
5.000%, 2/15/2019	455,000	457,662

		6,786,681

Total Municipals (identified cost $548,287,728)		548,074,482

Short-Term Investments - 6.3%

Short-Term Municipals - 6.3%

Alabama - 0.2%
Industrial Development Board of the City of Mobile Alabama, 1.790%, 6/1/2034 (8)	300,000	300,000

Wilsonville Industrial Development Board, 1.770%, 1/1/2024 (8)	1,000,000	1,000,000

		1,300,000

Florida - 2.1%
City of Jacksonville, 1.900%, 3/11/2019	3,000,000	3,000,000
County of Escambia, 1.810%, 4/1/2039 (8)	4,500,000	4,500,000
Jea Florida Electric System Revenue, 2.050%, 12/4/2018	4,000,000	4,000,000
Putnam County Development Authority, 1.770%, 9/1/2024 (8)	800,000	800,000

		12,300,000
Illinois - 1.5%
State of Illinois, 5.000%, 6/15/2019	3,500,000	3,547,990
Tender Option Bond Trust Receipts/Certificates, 1.870%, 4/1/2046 (5) (8)	5,000,000	5,000,000

		8,547,990
Kentucky - 1.0%
Louisville/Jefferson County Metropolitan Sewer District, 1.830%, 1/17/2019	4,000,000	4,000,000
Tender Option Bond Trust Receipts/Certificates, 1.890%, 4/1/2032 (5) (8)	1,435,000	1,435,000

		5,435,000
New York - 0.2%
New York City Water & Sewer System, 1.750%, 6/15/2039 (8)	1,200,000	1,200,000
Tennessee - 0.4%
City of Memphis, 1.730%, 12/4/2018	2,000,000	2,000,000
Texas - 0.9%
City of San Antonio, 1.770%, 1/4/2019	3,000,000	3,000,000
Harris County Cultural Education Facilities Finance Corp., 1.790%, 12/1/2024 (8)	385,000	385,000
Harris County Cultural Education Facilities Finance Corp., 1.790%, 12/1/2027 (8)	1,950,000	1,950,000

		5,335,000

Total Short-Term Investments (identified cost $36,117,990)		36,117,990

Total Investments - 100.9% (identified cost $584,405,718)		584,192,472
Other Assets and Liabilities - (0.9)%		(4,980,278)

Total Net Assets - 100.0%		$579,212,194

Short Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.3%

Alabama - 3.5%
Black Belt Energy Gas District:
2.441%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	$1,000,000	$1,000,000
4.000%, 6/1/2021, Call 3/1/2021 (8)	1,000,000	1,030,950
County of Jefferson, 5.000%, 9/15/2021	1,000,000	1,071,450
Health Care Authority for Baptist Health, 2.360%, 11/1/2042 (8)	810,000	810,000
Industrial Development Board of the City of Mobile, 1.800%, 6/1/2034, Call 12/18/2018 (8)	1,000,000	1,000,000
Southeast Alabama Gas Supply District, 2.441%, (LIBOR 1 Month), 4/1/2024, Call 1/1/2024 (8)	1,000,000	997,330
Tuscaloosa City Board of Education:
5.000%, 8/1/2020	200,000	209,834
5.000%, 8/1/2021	175,000	187,815

		6,307,379
Alaska - 0.8%
Alaska Industrial Development & Export Authority, 3.500%, 12/1/2020, Call 12/1/2019	1,000,000	1,006,900
City of Valdez, 5.000%, 1/1/2021	500,000	527,400

		1,534,300
Arizona - 1.9%
Arizona Health Facilities Authority:
3.540%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	250,000	252,487
3.540%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	250,000	252,488
City of El Mirage, 5.000%, 7/1/2022, Call 7/1/2020	465,000	485,362
City of Phoenix Civic Improvement Corp., NATL-RE, 5.500%, 7/1/2019 (11)	100,000	102,082
Coconino County Pollution Control Corp., 1.600%, 5/21/2020 (8)	750,000	741,735
Industrial Development Authority of the City of Phoenix, 3.000%, 7/1/2020 (5)	55,000	54,432
La Paz County Industrial Development Authority, 5.000%, 2/15/2021 (5)	750,000	768,360
Maricopa County Industrial Development Authority:
2.550%, 7/1/2021	330,000	324,974
2.875%, 7/1/2021 (5)	200,000	197,866
Pinal County School District No. 1 Florence, BAM, 4.000%, 7/1/2020	250,000	257,475

		3,437,261
Arkansas - 0.8%
Arkansas Development Finance Authority, 2.360%, 9/1/2044, Call 12/3/2018 (8)	1,029,000	1,029,000
City of Cabot, 2.550%, 6/1/2043, Call 6/1/2023	70,000	69,628
City of Hot Springs Wastewater Revenue, 5.000%, 12/1/2020	245,000	257,417
City of Rogers, 2.125%, 11/1/2029, Call 11/1/2021	50,000	49,991

		1,406,036
California - 5.4%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	500,000	525,130
Bay Area Toll Authority, 2.790%, (SIFMA Municipal Swap Index Yield), 4/1/2024, Call 10/1/2023 (8)	500,000	512,535
California Health Facilities Financing Authority, NATL-RE, 3.180%, 7/1/2022, Call 12/18/2018 (8) (9)	400,000	400,000
California Housing Finance Agency, AGM, 5.561%, 2/1/2037, Call 12/6/2018 (8) (9)	5,000	5,000
California Municipal Finance Authority, 5.000%, 2/1/2022	1,000,000	1,079,470
California Public Finance Authority:
5.000%, 10/15/2021	350,000	369,246
5.000%, 10/15/2022	300,000	321,174
California State Public Works Board:
5.000%, 4/1/2020	320,000	333,213

5.000%, 11/1/2020, Call 11/1/2019	35,000	36,017
5.125%, 10/1/2022, Call 10/1/2019	245,000	252,105
California Statewide Communities Development Authority, 5.000%, 12/1/2025 (5)	200,000	220,018
California Statewide Communities Development Authority, CMI, 3.500%, 11/1/2021, Call 11/1/2019	750,000	759,360
California Statewide Communities Development Authority, NATL-RE, 5.900%, 4/1/2028 (8) (9)	75,000	75,000
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2020	675,000	713,218
Chino Redevelopment Agency Successor Agency, AMBAC, 4.000%, 9/1/2019, Call 12/31/2018	250,000	250,358
City of Redding Electric System Revenue, NATL-RE, 3.580%, 7/1/2022 (8) (9)	100,000	98,258
County of San Joaquin, 4.000%, 4/1/2019	225,000	226,620
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2022	875,000	954,782
Golden State Tobacco Securitization Corp., 5.000%, 6/1/2022	1,000,000	1,084,140
Northern California Gas Authority No. 1, 2.235%, (LIBOR 3 Month), 7/1/2019 (8)	545,000	545,262
Palomar Health, 5.000%, 11/1/2022	375,000	405,019
Sacramento Redevelopment Agency Successor Agency, BAM, 5.000%, 12/1/2022	385,000	428,051
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2019 (8)	220,000	220,222

		9,814,198
Colorado - 4.4%
Auraria Higher Education Center, 6.000%, 5/1/2019	178,000	181,022
City of Burlington Water & Sewer Revenue, AGM, 3.000%, 11/1/2019	100,000	100,311
Colorado Educational & Cultural Facilities Authority:
2.500%, 12/15/2019	590,000	589,103
5.000%, 10/1/2021	1,000,000	1,061,840
Colorado Health Facilities Authority:
2.330%, 7/1/2034, Call 7/1/2019 (5) (8)	1,000,000	1,000,000
3.125%, 5/15/2027, Call 5/15/2020	1,000,000	979,940
4.000%, 12/1/2018	250,000	250,000
4.500%, 2/1/2019	250,000	250,810
5.000%, 5/15/2021	325,000	339,440
5.000%, 6/1/2021	250,000	263,890
5.000%, 5/15/2022	250,000	264,490
5.000%, 6/1/2022	250,000	268,173
County of Montrose:
4.000%, 12/1/2018	175,000	175,000
4.000%, 12/1/2019	200,000	203,670
E-470 Public Highway Authority, 2.624%, (LIBOR 1 Month), 9/1/2021, Call 3/1/2021 (8)	575,000	579,514
Regional Transportation District, 5.000%, 6/1/2025, Call 6/1/2020	500,000	522,235
University of Colorado Hospital Authority, 5.000%, 3/1/2022, Call 9/1/2021 (8)	750,000	802,845
Wheatlands Metropolitan District, BAM, 4.000%, 12/1/2020	125,000	128,645

		7,960,928
Connecticut - 0.4%
State of Connecticut:
2.610%, (SIFMA Municipal Swap Index Yield), 9/15/2019 (8)	115,000	115,443
5.000%, 3/15/2021	500,000	528,060

		643,503
Florida - 8.1%
Atlantic Beach Health Care Facilities Revenue, 3.250%, 11/15/2024 (10)	1,155,000	1,156,478
Brevard County Health Facilities Authority:
5.000%, 4/1/2020	500,000	518,970
5.000%, 4/1/2021	400,000	424,052
City of Orlando, AGM:
4.000%, 11/1/2021	460,000	482,738
5.000%, 11/1/2022	350,000	385,101
City of Port St. Lucie, 5.000%, 7/1/2020	295,000	308,086
City of Tampa, 5.000%, 11/15/2020, Call 5/15/2020	25,000	26,032
Columbia County School Board, 5.000%, 7/1/2019	920,000	935,842
Columbia County School Board, BAM, 5.000%, 7/1/2021	400,000	426,980
County of Broward Half-Cent Sales Tax Revenue, 5.000%, 10/1/2020	100,000	105,440
County of Escambia, 1.810%, 4/1/2039, Call 12/18/2018 (8)	1,000,000	1,000,000
County of Okeechobee, 1.550%, 7/1/2021 (8)	915,000	882,792
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2021	300,000	316,905

Escambia County Health Facilities Authority, AGC, 1.820%, 11/15/2029, Call 12/3/2018 (8)	885,000	885,000
Florida Housing Finance Corp., GNMA/FNMA/FHLMC, 4.600%, 1/1/2029, Call 1/1/2020	50,000	50,770
Halifax Hospital Medical Center:
5.000%, 6/1/2020	325,000	337,795
5.000%, 6/1/2021	300,000	317,334
Highlands County Health Facilities Authority, 1.700%, 11/15/2037, Call 12/18/2018 (8)	400,000	400,000
JEA Electric System Revenue, 1.780%, 10/1/2038, Call 12/18/2018 (8)	1,500,000	1,500,000
Miami-Dade County Educational Facilities Authority, AMBAC, 5.250%, 4/1/2020	40,000	41,642
Pinellas County Health Facilities Authority, NATL-RE, 3.338%, 11/15/2023, Call 12/18/2018 (8) (9)	125,000	125,000
Sarasota County Health Facilities Authority, 5.000%, 1/1/2022	500,000	521,225
School Board of Miami-Dade County:
1.920%, 8/1/2027, Call 2/1/2019 (5) (8)	1,515,000	1,515,000
5.000%, 5/1/2019	225,000	227,837
School District of Broward County, 5.000%, 7/1/2019	1,000,000	1,017,800
Southeast Overtown Park West Community Redevelopment Agency, 5.000%, 3/1/2019 (5)	250,000	251,788
Sumter County Industrial Development Authority:
5.000%, 7/1/2020	235,000	245,277
5.000%, 7/1/2020	300,000	313,119

		14,719,003
Georgia - 4.1%
Atlanta Development Authority, 4.000%, 9/1/2020	500,000	516,410
City of Atlanta:
5.000%, 1/1/2021	250,000	263,388
5.000%, 1/1/2022	700,000	753,410
City of Atlanta Water & Wastewater Revenue, 6.000%, 11/1/2029, Call 11/1/2019	290,000	300,837
County of DeKalb Water & Sewerage Revenue, 5.000%, 10/1/2020	150,000	158,076
DeKalb Private Hospital Authority, 5.000%, 11/15/2021, Call 11/15/2019	420,000	432,382
Gainesville & Hall County Hospital Authority:
2.640%, (SIFMA Municipal Swap Index Yield), 2/18/2020, Call 8/22/2019 (8)	350,000	351,067
5.000%, 2/15/2021	700,000	741,538
Georgia State Road & Tollway Authority, 5.000%, 6/1/2021	1,250,000	1,340,387
Main Street Natural Gas, Inc.:
2.291%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (8)	1,000,000	994,500
2.371%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	500,000	497,680
5.000%, 3/15/2019	1,000,000	1,007,980

		7,357,655
Guam - 0.3%
Territory of Guam, 5.000%, 12/1/2022	500,000	543,295
Idaho - 0.0%
Idaho Housing & Finance Association, 5.000%, 7/15/2022, Call 7/15/2019	75,000	76,448
Illinois - 16.7%
Bureau & Putnam Counties High School District No. 500 Princeton Township, BAM, 2.000%, 12/1/2018	400,000	400,000
Chicago Housing Authority, HUD SEC 8, 5.000%, 1/1/2023	1,000,000	1,096,140
Chicago O’Hare International Airport:
5.000%, 1/1/2019	200,000	200,462
5.000%, 1/1/2022	100,000	108,320
5.000%, 1/1/2022	200,000	216,640
Chicago Park District:
5.000%, 1/1/2022	250,000	265,787
5.000%, 1/1/2022	500,000	531,575
Chicago Transit Authority:
5.000%, 6/1/2021	750,000	793,522
5.500%, 6/1/2019, Call 12/1/2018	105,000	105,000
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2021	840,000	882,605
5.000%, 1/1/2022	500,000	536,200
City of Chicago Waterworks Revenue, 5.000%, 11/1/2021	1,000,000	1,068,680

City of Peoria, 3.000%, 1/1/2019	300,000	300,195
City of Waukegan, 5.000%, 12/30/2020	250,000	263,495
Clyde Park District, AGM, 4.250%, 2/1/2019	170,000	170,376
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 12/6/2018 (5) (8)	1,000,000	1,000,000
Cook County School District No. 63 East Maine, 2.375%, 12/1/2028, Call 12/1/2023 (5) (8)	1,000,000	1,012,790
Cook County Township High School District No. 201 J Sterling Morton, AMBAC:
0.000%, 12/1/2018	170,000	170,000
0.000%, 12/1/2019	100,000	97,519
Cook Kane Lake & McHenry Counties Community College District No. 512, 5.000%, 12/1/2019	1,000,000	1,029,310
County of Cook:
5.000%, 11/15/2020, Call 11/15/2019	250,000	256,523
5.000%, 11/15/2021	720,000	772,740
Illinois Finance Authority:
2.960%, (LIBOR 1 Month), 5/1/2021, Call 11/1/2020 (8)	1,000,000	1,004,450
5.000%, 1/1/2021	200,000	209,276
5.000%, 11/15/2021	400,000	430,744
5.000%, 1/1/2022	150,000	159,807
5.000%, 7/15/2022	750,000	820,575
5.000%, 11/15/2022	555,000	608,713
5.000%, 12/1/2022	290,000	307,516
Illinois Housing Development Authority, AGM, 4.400%, 9/1/2020, Call 12/31/2018	65,000	65,100
JPMorgan Chase Putters/Drivers Trust, 1.840%, 3/29/2019 (5) (8)	1,250,000	1,250,000
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, 5.000%, 1/1/2023	1,000,000	1,098,580
Lake County Forest Preserve District, 2.044%, (LIBOR 3 Month), 12/15/2020 (8)	205,000	205,107
Marion-Clinton Etc Counties High School District No. 200-Centralia, BAM, 3.000%, 12/1/2019	185,000	184,216
Metropolitan Pier & Exposition Authority, NATL-RE, 0.000%, 6/15/2020	30,000	28,586
Quad Cities Regional Economic Development Authority, 4.000%, 10/1/2019	400,000	404,892
Railsplitter Tobacco Settlement Authority, 5.000%, 6/1/2023	1,000,000	1,099,340
Rib Floater Trust Various States, 1.870%, 8/15/2030, Call 12/31/2018 (5) (8)	2,000,000	2,000,000
Rock Island County Public Building Commission, 3.700%, 12/1/2018	75,000	75,000
Sales Tax Securitization Corp., 5.000%, 1/1/2023 (10)	1,000,000	1,085,750
State of Illinois:
5.000%, 4/1/2020	100,000	102,654
5.000%, 2/1/2021	240,000	247,512
5.000%, 11/1/2022	2,000,000	2,094,480
Tender Option Bond Trust Receipts/Certificates, 1.870%, 4/1/2046, Call 4/1/2027 (5) (8)	1,500,000	1,500,000
Town of Cicero, AGM, 5.000%, 1/1/2020	500,000	513,815
Village of Bolingbrook, AGM:
4.000%, 3/1/2022	630,000	658,671
4.000%, 3/1/2023	510,000	537,530
Will & Kankakee Counties School District No. 255, 4.000%, 6/1/2019	1,110,000	1,120,045
Will County Community High School District No. 210 Lincoln-Way, 4.000%, 1/1/2022, Call 1/1/2019	1,000,000	1,000,000
Will County School District No. 159 Mokena, 2.000%, 12/1/2018	110,000	110,000

		30,200,238
Indiana - 2.2%
City of Whiting, 1.850%, 10/1/2019 (8)	1,000,000	996,170
Indiana Finance Authority:
5.000%, 5/1/2020	100,000	104,372
5.000%, 8/15/2020	250,000	256,935
5.250%, 10/1/2022, Call 10/1/2021	150,000	162,857
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.890%, 7/1/2047, Call 12/18/2018 (8)	2,000,000	2,000,000
Indianapolis Local Public Improvement Bond Bank, 5.000%, 6/1/2020	100,000	104,237
Jasper Hospital Authority, 5.000%, 11/1/2020	250,000	262,622

		3,887,193
Iowa - 0.6%
People’s Memorial Hospital of Buchanan County, 1.500%, 12/1/2018	1,000,000	1,000,000

Kansas - 0.4%
Bourbon County Unified School District No. 234-Fort Scott, 5.000%, 9/1/2020	420,000	441,004
Kansas Development Finance Authority, AMBAC, 0.000%, 7/1/2019	100,000	98,851
Kansas Development Finance Authority, BAM TCRs, 5.000%, 12/1/2019	200,000	204,978

		744,833
Kentucky - 2.3%
Kentucky Asset Liability Commission, 5.000%, 9/1/2023	500,000	555,730
Kentucky Interlocal School Transportation Association, 2.000%, 3/1/2019	495,000	495,084
Kentucky Public Energy Authority, 4.000%, 7/1/2023	750,000	794,340
Kentucky Rural Water Finance Corp., 2.250%, 3/1/2020, Call 9/1/2019	1,200,000	1,200,420
Louisville/Jefferson County Metropolitan Government, 5.000%, 10/1/2020	550,000	576,373
Tender Option Bond Trust Receipts/Certificates, 1.890%, 4/1/2032, Call 4/1/2027 (5) (8)	500,000	500,000

		4,121,947
Louisiana - 0.3%
Evangeline Parish Road & Drain Sales Tax District No. 1, AGM, 5.000%, 12/1/2020	400,000	421,552
Louisiana Housing Corp., FHA, 2.500%, 12/1/2031, Call 6/1/2020	5,000	4,512
Louisiana Public Facilities Authority, AMBAC, 3.133%, 9/1/2027, Call 12/26/2018 (8) (9)	50,000	49,509
State of Louisiana, 5.000%, 11/15/2020, Call 5/15/2020	110,000	114,683

		590,256
Maine - 0.1%
City of Portland General Airport Revenue:
4.000%, 7/1/2019	130,000	131,343
4.000%, 7/1/2020	110,000	112,926

		244,269
Maryland - 1.2%
City of Baltimore:
3.332%, 7/1/2037, Call 12/5/2018 (8) (9)	25,000	25,000
5.000%, 9/1/2022	500,000	539,905
City of Baltimore, NATL-RE, 3.504%, 7/1/2020 (8) (9)	50,000	50,000
City of Rockville, 5.000%, 11/1/2022	500,000	530,725
Maryland Community Development Administration, GNMA/FNMA/FHLMC, 4.500%, 3/1/2027, Call 3/1/2021	15,000	15,341
Maryland Industrial Development Financing Authority, 1.840%, 3/1/2030, Call 12/18/2018 (8)	1,000,000	1,000,000

		2,160,971
Massachusetts - 1.0%
Commonwealth of Massachusetts, 1.700%, 8/1/2022 (8)	1,000,000	978,710
Massachusetts Development Finance Agency:
4.000%, 4/15/2020	225,000	228,069
5.000%, 7/1/2021	280,000	296,865
5.000%, 7/1/2022	315,000	339,976

		1,843,620
Michigan - 1.9%
City of Wyandotte Electric System Revenue, BAM, 5.000%, 10/1/2019	250,000	254,795
Great Lakes Water Authority Water Supply System Revenue, 5.000%, 7/1/2023	800,000	891,432
Grosse Ile Township School District, Q-SBLF, 5.000%, 5/1/2020	595,000	619,318
Lake St. Claire Clean Water Initiative, County Guarantee, 5.000%, 10/1/2020	150,000	158,187
Marquette Board of Light & Power, 5.000%, 7/1/2020	150,000	156,678
Michigan State Hospital Finance Authority, 5.000%, 11/15/2020, Call 11/15/2019	520,000	534,908
Muskegon Public Schools, Q-SBLF, 4.250%, 5/1/2021, Call 5/1/2019	200,000	201,804
State of Michigan, 5.500%, 11/1/2021, Call 5/1/2019	300,000	304,488
Taylor Tax Increment Finance Authority, AGM, 4.000%, 5/1/2021, Call 12/31/2018	270,000	270,389

		3,391,999
Minnesota - 0.3%
Housing & Redevelopment Authority of The City of St. Paul, 5.000%, 11/15/2021	500,000	538,280
Mississippi - 0.4%
Mississippi Development Bank, 5.000%, 8/1/2019	155,000	158,043
Southwest Mississippi Regional Medical Center, 2.100%, 6/1/2019, Call 12/31/2018	500,000	498,625

		656,668

Missouri - 2.2%
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2022	250,000	262,945
5.000%, 2/1/2024, Call 2/1/2021	250,000	258,245
Kansas City Planned Industrial Expansion Authority, 1.500%, 12/1/2018	1,000,000	1,000,000
Missouri Housing Development Commission, GNMA/FNMA/FHLMC, 4.700%, 3/1/2035, Call 9/1/2019	200,000	202,556
Missouri State Environmental Improvement & Energy Resources Authority, NATL-RE, 2.650%, 12/1/2022, Call 12/18/2018 (8) (9)	805,000	805,000
Southeast Missouri State University, 5.000%, 4/1/2019	1,000,000	1,009,660
St. Louis Municipal Finance Corp., 5.000%, 2/15/2021	500,000	527,020

		4,065,426
Nebraska - 0.6%
Central Plains Energy Project, 5.000%, 1/1/2024, Call 10/1/2023 (8)	1,000,000	1,086,220
Nevada - 0.9%
City of Carson City, 5.000%, 9/1/2022	500,000	543,610
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,105,860

		1,649,470
New Jersey - 3.4%
City of Jersey City, AGM, 4.000%, 2/15/2019	620,000	622,716
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	1,000,000	1,006,040
New Jersey Economic Development Authority, 5.000%, 11/1/2021	400,000	426,312
New Jersey Health Care Facilities Financing Authority, 5.000%, 7/1/2022	790,000	864,789
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	330,000	337,768
New Jersey Transportation Trust Fund Authority:
2.690%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (8)	475,000	475,627
4.000%, 12/15/2019	75,000	76,237
5.000%, 6/15/2019	150,000	152,099
5.000%, 12/15/2023	250,000	273,742
New Jersey Transportation Trust Fund Authority, AGM, 5.250%, 12/15/2019	250,000	258,010
New Jersey Transportation Trust Fund Authority, NATL-RE:
5.500%, 12/15/2019	135,000	139,275
5.500%, 12/15/2020	10,000	10,594
South Jersey Port Corp., 5.000%, 1/1/2019	340,000	340,585
Tobacco Settlement Financing Corp., 5.000%, 6/1/2022	1,000,000	1,075,110

		6,058,904
New Mexico - 0.4%
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC, 5.300%, 9/1/2040, Call 9/1/2019	10,000	10,286
New Mexico Municipal Energy Acquisition Authority, 2.291%, (LIBOR 1 Month), 8/1/2019, Call 2/1/2019 (8)	650,000	650,150

		660,436
New York - 6.2%
BB&T Municipal Trust, 2.490%, (SIFMA Municipal Swap Index Yield), 11/15/2019 (5) (8)	40,360	40,364
Erie County Industrial Development Agency, SAW, 5.250%, 5/1/2025, Call 5/1/2019	400,000	405,796
Long Island Power Authority, 2.360%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (8)	1,000,000	1,001,090
New York State Dormitory Authority:
5.000%, 12/15/2019	495,000	510,944
5.000%, 12/1/2022 (5)	600,000	649,830
5.250%, 2/15/2024, Call 2/15/2019	380,000	382,656
5.250%, 2/15/2024, Call 2/15/2019	20,000	20,132
New York State Dormitory Authority, NATL-RE, 4.340%, 7/1/2029, Call 12/3/2018 (8) (9)	525,000	525,000
New York State Energy Research & Development Authority, 2.000%, 5/1/2020 (8)	350,000	348,023
New York State Thruway Authority, 5.000%, 5/1/2019	1,000,000	1,012,690
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.990%, 5/1/2047, Call 12/18/2018 (5) (8)	1,500,000	1,500,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	600,000	614,586
Triborough Bridge & Tunnel Authority:

1.897%, (SOFR + 43 basis points), 9/26/2019 (8)	1,000,000	1,000,410
2.241%, (LIBOR 1 Month), 2/1/2021(8)	1,000,000	1,006,870
TSASC, Inc., 5.000%, 6/1/2021	1,000,000	1,060,520
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2020	1,155,000	1,198,393

		11,277,304
North Carolina - 0.5%
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	50,000	50,161
North Carolina Eastern Municipal Power Agency, FGIC, 3.144%, 1/1/2025 (8) (9)	600,000	544,632
North Carolina Medical Care Commission, 5.000%, 10/1/2022	350,000	376,414

		971,207
North Dakota - 0.2%
City of Williston, 5.000%, 5/1/2020	240,000	249,230
North Dakota Housing Finance Agency, 3.750%, 7/1/2042, Call 7/1/2022	80,000	81,672

		330,902
Ohio - 4.1%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	805,000	858,565
City of Akron, 3.000%, 12/12/2018	1,000,000	1,000,240
City of Cleveland Airport System Revenue, AGM, 5.000%, 1/1/2019	600,000	601,380
County of Hamilton:
4.000%, 1/1/2021	445,000	451,813
5.000%, 1/1/2022	465,000	487,231
FHLMC Multifamily VRD Certificates, 1.940%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (8)	1,345,000	1,345,000
Lancaster Port Authority, 2.161%, (LIBOR 1 Month), 8/1/2019, Call 2/1/2019 (8)	195,000	194,998
Ohio Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 5/1/2022, Call 5/1/2021	65,000	66,195
State of Ohio, 1.850%, 12/3/2018 (8) (10)	2,000,000	2,000,000
University of Toledo, 5.000%, 6/1/2020	375,000	391,057

		7,396,479
Pennsylvania - 4.8%
Allegheny County Hospital Development Authority:
2.422%, (LIBOR 3 Month), 2/1/2021, Call 2/1/2019 (8)	80,000	80,354
5.375%, 8/15/2029, Call 8/15/2019	225,000	230,121
Berks County Industrial Development Authority, 5.000%, 11/1/2022	250,000	272,918
Berks County Municipal Authority, 3.190%, (SIFMA Municipal Swap Index Yield), 7/1/2022, Call 12/17/2018 (8)	350,000	355,337
City of Philadelphia, AGC:
5.125%, 8/1/2025, Call 8/1/2019	10,000	10,217
5.125%, 8/1/2025, Call 8/1/2019	90,000	91,810
Commonwealth Financing Authority, 5.000%, 6/1/2022	1,000,000	1,081,000
Commonwealth of Pennsylvania, 5.000%, 4/15/2020, Call 4/15/2019	600,000	607,050
Lancaster County Solid Waste Management Authority, 5.000%, 12/15/2020	200,000	210,896
Lancaster Industrial Development Authority, 5.000%, 5/1/2020	285,000	294,032
Montgomery County Higher Education & Health Authority, 1.950%, 9/1/2050, Call 12/3/2018 (8)	1,235,000	1,235,000
Montgomery County Industrial Development Authority:
4.000%, 12/1/2022	250,000	258,293
5.000%, 12/1/2023	320,000	345,763
North Penn Water Authority, 2.041%, (LIBOR 1 Month), 11/1/2019, Call 5/1/2019 (8)	800,000	800,104
Northampton County General Purpose Authority:
2.650%, (LIBOR 1 Month), 8/15/2024, Call 2/15/2023 (8)	1,000,000	1,001,380
3.090%, (SIFMA Municipal Swap Index Yield), 8/15/2020, Call 2/15/2020 (8)	150,000	151,383
Pennsylvania Economic Development Financing Authority:
2.125%, 5/1/2019 (8)	500,000	500,225
5.000%, 3/1/2020	200,000	206,640
Pennsylvania Turnpike Commission:
2.570%, (SIFMA Municipal Swap Index Yield), 12/1/2020, Call 6/1/2020 (8)	325,000	327,090
2.670%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (8)	80,000	80,938
2.840%, (SIFMA Municipal Swap Index Yield), 12/1/2019, Call 6/1/2019 (8)	600,000	602,232

		8,742,783

South Carolina - 2.0%
Newberry Investing in Children’s Education, 5.000%, 12/1/2019	1,000,000	1,031,010
Patriots Energy Group Financing Agency, 2.401%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (8)	1,000,000	998,100
Tender Option Bond Trust Receipts/Certificates, 1.940%, 1/1/2020 (5) (8)	1,500,000	1,500,000

		3,529,110
Tennessee - 2.2%
Clarksville Natural Gas Acquisition Corp., 5.000%, 12/15/2019	125,000	128,379
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board, 2.000%, 1/1/2021 (8)	1,000,000	993,350
Tender Option Bond Trust Receipts/Certificates, 1.890%, 7/1/2046, Call 12/6/2018 (5) (8)	900,000	900,000
Tennessee Energy Acquisition Corp.:
4.000%, 5/1/2023, Call 2/1/2023 (8)	1,000,000	1,036,400
5.000%, 2/1/2023	790,000	859,386
5.250%, 9/1/2020	10,000	10,494
5.250%, 9/1/2021	55,000	58,965

		3,986,974
Texas - 7.7%
City of The Colony, 6.000%, 2/15/2019	795,000	801,638
Clifton Higher Education Finance Corp., PSF, 5.000%, 8/15/2020	160,000	167,747
County of Cameron, BAM, 5.000%, 2/15/2020	240,000	248,818
Crane County Water District, 3.000%, 2/15/2021	605,000	615,098
Harris County Cultural Education Facilities Finance Corp., 2.520%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (8)	350,000	352,975
Irving Hospital Authority, 5.000%, 10/15/2022	215,000	233,774
Lower Colorado River Authority, 5.000%, 5/15/2019	1,000,000	1,013,720
Mission Economic Development Corp., 1.970%, 1/1/2019 (8)	1,000,000	1,000,030
New Hope Cultural Education Facilities Finance Corp.:
3.375%, 8/15/2021 (5)	405,000	399,690
4.000%, 11/15/2021	615,000	625,504
New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2020	250,000	254,720
North Texas Higher Education Authority, Inc., 3.300%, (LIBOR 3 Month), 7/1/2030 (8)	100,000	100,056
North Texas Tollway Authority:
2.360%, (SIFMA Municipal Swap Index Yield), 1/1/2020, Call 7/1/2019 (8)	350,000	350,000
5.000%, 1/1/2022	250,000	270,490
Northside Independent School District, PSF:
2.000%, 8/1/2019 (8)	1,000,000	999,470
2.125%, 8/1/2020, Call 2/1/2019 (8)	675,000	674,170
Panhandle-Plains Higher Education Authority, Inc., 3.650%, (LIBOR 3 Month), 4/1/2035 (8)	240,000	243,811
Rib Floater Trust Various States, 1.870%, 6/1/2032, Call 4/1/2020 (5) (8)	2,000,000	2,000,000
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 5/15/2021	500,000	517,435
5.000%, 11/15/2022	1,000,000	1,075,450
Tender Option Bond Trust Receipts/Certificates, 1.890%, 7/1/2021 (5) (8)	1,500,000	1,500,000
Texas State University System, 5.000%, 3/15/2022	350,000	381,416

		13,826,012
Utah - 0.2%
Salt Lake City Corp., AMBAC, 2.594%, 5/15/2020, Call 12/18/2018 (8) (9)	400,000	400,000
Vermont - 0.1%
City of Burlington Airport Revenue, AGM, 5.000%, 7/1/2019	100,000	101,624
Virginia - 1.5%
FHLMC Multifamily VRD Certificates, 1.940%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (8)	1,000,000	1,001,090
Henrico County Economic Development Authority, 5.000%, 10/1/2023 (10)	575,000	631,724
Henrico County Economic Development Authority, AGM, 4.023%, 8/23/2027, Call 12/18/2018 (8) (9)	1,100,000	1,100,000

		2,732,814
Washington - 1.0%
FYI Properties, 5.000%, 6/1/2020, Call 6/1/2019	360,000	365,008
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	15,000	14,737
State of Washington, 5.000%, 2/1/2022	1,000,000	1,088,710
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 5.000%, 10/1/2020	320,000	337,466

		1,805,921

West Virginia - 1.8%
West Virginia Hospital Finance Authority:
1.910%, 6/1/2033, Call 12/3/2018 (8)	2,000,000	2,000,000
5.000%, 1/1/2022	520,000	558,927
5.000%, 1/1/2023	555,000	606,554

		3,165,481
Wisconsin - 2.4%
Hilbert School District, 2.100%, 4/1/2019, Call 12/31/2018	1,000,000	999,660
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	500,000	500,010
5.000%, 11/15/2021	610,000	648,949
5.000%, 11/15/2022	500,000	539,080
State of Wisconsin:
5.000%, 9/1/2020	175,000	183,876
5.000%, 3/1/2021	300,000	319,080
Wisconsin Health & Educational Facilities Authority:
3.000%, 8/15/2019	105,000	105,758
5.000%, 3/1/2020	200,000	203,844
5.000%, 8/15/2020	260,000	272,854
5.000%, 8/15/2022	200,000	219,640
5.000%, 8/15/2023	205,000	229,028
5.500%, 12/15/2020, Call 12/15/2019	80,000	82,725

		4,304,504

Total Municipals (identified cost $179,715,923)		179,271,851

Mutual Funds - 0.5%
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	87,346	878,704

Total Mutual Funds (identified cost $881,221)		878,704

Short-Term Investments - 1.6%

Mutual Funds - 0.0%
BMO Government Money Market Fund - Premier Class, 2.037% (4)	44,522	44,522

Short-Term Municipals - 1.6%

Florida - 0.9%
JEA Electric System Revenue, 2.050%, 12/5/2018	1,000,000	1,000,000
Putnam County Development Authority, 1.770%, 9/1/2024 (8)	600,000	600,000

		1,600,000
Illinois - 0.4%
State of Illinois, 5.000%, 6/15/2019	600,000	608,227
New York - 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.760%, 8/1/2042 (8)	400,000	400,000
North Carolina - 0.1%
Charlotte-Mecklenburg Hospital Authority, 1.770%, 1/15/2038 (8)	200,000	200,000

Total Short-Term Investments (identified cost $2,852,749)		2,852,749

Total Investments - 101.4% (identified cost $183,449,893)		183,003,304
Other Assets and Liabilities - (1.4)%		(2,443,849)

Total Net Assets - 100.0%		$180,559,455

Short-Term Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 22.0%

Automobiles - 9.0%
American Credit Acceptance Receivables Trust, Class B, (Series 2017-2), 2.460%, 4/12/2021 (5)	$1,233,950	$1,233,464
Americredit Automobile Receivables Trust:
Class A3, (Series 2018-2), 3.150%, 3/20/2023	1,500,000	1,497,541
Class D, (Series 2016-1), 3.590%, 2/8/2022	2,000,000	2,008,584
CarMax Auto Owner Trust, Class A3, (Series 2016-2), 1.520%, 2/16/2021	208,647	207,308
Drive Auto Receivables Trust:
Class C, (Series 2015-DA), 3.380%, 11/15/2021 (5)	1,532,971	1,533,947
Class D, (Series 2015-BA), 3.840%, 7/15/2021 (5)	930,813	932,724
Enterprise Fleet Financing LLC, Class A1, (Series 2018-2), 2.550%, 8/20/2019 (5)	1,476,212	1,474,835
Flagship Credit Auto Trust, Class A, (Series 2016-1), 2.770%, 12/15/2020 (5)	174,354	174,272
GM Financial Automobile Leasing Trust:
Class A3, (Series 2017-1), 2.060%, 5/20/2020	1,216,362	1,211,542
Class A3, (Series 2017-2), 2.020%, 9/21/2020	1,000,000	992,139
Class A4, (Series 2017-3), 2.120%, 9/20/2021	1,655,000	1,635,452
GM Financial Consumer Automobile, Class C, (Series 2017-1A), 2.450%, 7/17/2023 (5)	1,000,000	980,289
Hertz Vehicle Financing II LP, Class A, (Series 2016-3A), 2.270%, 7/25/2020 (5)	2,500,000	2,488,112
Santander Drive Auto Receivables Trust:
Class C, (Series 2015-2), 2.440%, 4/15/2021	359,607	359,293
Class D, (Series 2015-2), 3.020%, 4/15/2021	960,000	958,217
Santander Retail Auto Lease Trust, Class C, (Series 2017-A), 2.960%, 11/21/2022 (5)	1,500,000	1,483,542
Tesla Auto Lease Trust, Class C, (Series 2018-A), 2.970%, 4/20/2020 (5)	500,000	497,414
Toyota Auto Receivables, Class A3, (Series 2016-C), 1.140%, 8/17/2020	411,023	408,206
World Omni Auto Receivables Trust:
Class A3, (Series 2015-B), 1.490%, 12/15/2020	385,796	385,066
Class A3, (Series 2017-B), 1.950%, 2/15/2023	450,000	442,315

		20,904,262
Credit Cards - 6.1%
Cabela’s Credit Card Master Note Trust:
Class A, (Series 2014-2), 2.757% (LIBOR 1 Month + 45 basis points), 7/15/2022 (8)	1,000,000	1,001,557
Class A1, (Series 2015-1A), 2.260%, 3/15/2023	1,010,000	998,715
Class A1, (Series 2015-2), 2.250%, 7/17/2023	2,208,000	2,177,007
Chase Issuance Trust, Class A4, (Series 2016-A4), 1.490%, 7/15/2022	2,500,000	2,438,538
GE Capital Credit Card Master Note Trust, Class B, (Series 2012-7), 2.210%, 9/15/2022	1,885,483	1,870,972
Synchrony Card Issuance Trust, Class A1, (Series 2018-A1), 3.380%, 9/15/2024	2,200,000	2,206,296
World Financial Network Credit Card Master Trust:
Class A, (Series 2015-B), 2.550%, 6/17/2024	365,000	359,872
Class A, (Series 2016-A), 2.030%, 4/15/2025	2,000,000	1,936,234
Class A, (Series 2017-C), 2.310%, 8/15/2024	1,000,000	981,996

		13,971,187
Other Financial - 6.9%
Ally Master Owner Trust, Class A, (Series 2018-2), 3.290%, 5/15/2023	1,500,000	1,499,407
Consumers Securitization Funding LLC, Class A1, (Series 2014-A), 1.334%, 11/1/2020	599,579	595,887
Daimler Trucks Retail Trust, Class A3, (Series 2018-1), 2.850%, 7/15/2021 (5)	2,000,000	1,995,225
Ford Credit Floorplan Master Owner Trust A, Class A1, (Series 2018-3), 3.520%, 10/15/2023	2,000,000	2,009,863
Hilton Grand Vacations Trust, Class A, (Series 2014-AA), 1.770%, 11/25/2026 (5)	435,957	428,150
Marlin Receivables LLC, Class B, (Series 2018-1A), 3.540%, 5/22/2023 (5)	1,000,000	997,901

Sierra Receivables Funding Co. LLC, Class B, (Series 2017-1A), 3.200%, 3/20/2034 (5)	972,418	951,986
Trafigura Securitisation Finance PLC, Class A1, (Series 2017-1A), 3.156% (LIBOR 1 Month + 85 basis points), 12/15/2020 (5) (8)	3,000,000	3,018,432
Verizon Owner Trust, Class A, (Series 2016-1A), 1.420%, 1/20/2021 (5)	729,464	727,353
Volvo Financial Equipment LLC, Class A4, (Series 2017-1A), 2.210%, 11/15/2021 (5)	780,000	768,320
Wells Fargo Dealer Floorplan Master Note Trust, Class A, (Series 2015-2), 2.951% (LIBOR 1 Month + 65 basis points), 1/20/2022 (8)	1,000,000	1,004,027
Westgate Resorts LLC:
Class B, (Series 2014-1A), 3.250%, 12/20/2026 (5)	595,241	594,151
Class B, (Series 2018-1A), 3.580%, 12/20/2031 (5)	1,298,726	1,288,944

		15,879,646

Total Asset-Backed Securities (identified cost $51,036,213)		50,755,095

Collateralized Mortgage Obligations - 8.9%

Federal Home Loan Mortgage Corporation - 1.7%
2.000%, 1/15/2024, (Series 4295)	555,629	542,964
3.000%, 2/15/2031, (Series 4013)	1,115,752	1,130,887
3.000%, 9/15/2032, (Series 4236)	1,666,679	1,654,014
4.500%, 8/15/2039, (Series 3778)	629,900	652,536

		3,980,401
Federal National Mortgage Association - 1.4%
3.000%, 6/25/2033, (Series 2014-20)	1,739,419	1,712,405
3.000%, 8/25/2040, (Series 2015-15)	1,381,413	1,354,543

		3,066,948
Government National Mortgage Association - 0.4%
2.900%, 2/16/2047, (Series 2018-118)	996,853	973,591
Private Sponsor - 5.4%
Banc of America Funding Trust:
Class 1A3, (Series 2007-C), 4.091%, 5/20/2036 (8)	142,744	137,735
Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	228,113	239,163
Chase Mortgage Finance Trust:
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	155,150	159,060
Class A3, (Series 2006-S4), 6.000%, 12/25/2036	205,487	164,335
FREMF Mortgage Trust:
Class B, (Series 2012-K709), 3.876%, 4/25/2045 (5) (8)	1,370,000	1,368,167
Class B, (Series 2012-K710), 3.948%, 6/25/2047 (5) (8)	1,005,000	1,006,638
Class B, (Series 2013-K712), 3.473%, 5/25/2045 (5) (8)	2,085,000	2,080,903
Class B, (Series 2013-K713), 3.263%, 4/25/2046 (5) (8)	3,325,000	3,309,975
Class B, (Series 2014-K717), 3.753%, 11/25/2047 (5) (8)	1,750,000	1,751,146
Class C, (Series 2013-K35), 4.075%, 8/25/2023 (5) (8)	500,000	497,275
JP Morgan Mortgage Trust:
Class 1A5, (Series 2017-3), 3.500%, 8/25/2047 (5) (8)	1,127,580	1,108,229
Class 2A2, (Series 2005-S3), 5.500%, 1/25/2021	67,586	64,857
Class 3A1, (Series 2007-A2), 3.698%, 4/25/2037 (8)	13,776	12,206
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.326%, 11/25/2034 (8)	243,310	246,506
Wells Fargo Mortgage Backed Securities Trust:
Class 2A4, (Series 2006-AR7), 4.335%, 5/25/2036 (8)	104,644	107,120
Class 2A4, (Series 2006-AR8), 4.623%, 4/25/2036 (8)	30,740	30,698
Class A1, (Series 2006-AR19), 4.813%, 12/25/2036 (8)	209,914	197,616

		12,481,629

Total Collateralized Mortgage Obligations (identified cost $20,903,458)		20,502,569

Commercial Mortgage Securities - 7.1%

Government National Mortgage Association - 1.7%
1.800%, 7/16/2037, (Series 2013-179)	808,525	778,702

2.100%, 4/16/2050, (Series 2016-92)	1,391,854	1,306,240
2.205%, 1/16/2044, (Series 2014-61)	781,631	764,847
2.650%, 2/16/2045, (Series 2015-33)	1,071,624	1,056,730

		3,906,519
Private Sponsor - 5.4%
Assurant Commercial Mortgage Trust, Class A1, (Series 2016-1A), 1.362%, 5/15/2049 (5)	283,331	282,968
BANK, Class A1, (Series 2017-BNK9), 2.322%, 11/15/2054	2,080,294	2,038,928
Citigroup Commercial Mortgage Trust, Class A1, (Series 2017-P7), 2.008%, 4/14/2050	788,246	774,655
Great Wolf Trust, Class B, (Series 2017-WOLF), 3.506% (LIBOR 1 Month + 110 basis points), 9/15/2034 (5) (8)	2,000,000	1,997,420
GS Mortgage Securities Trust, Class A4, (Series 2011-GC3), 4.753%, 3/10/2044 (5)	716,457	733,773
JPMBB Commercial Mortgage Securities Trust, Class A2, (Series 2013-C14), 3.019%, 8/15/2046	304,656	304,118
Morgan Stanley BAML Trust, Class A1, (Series 2016-C30), 1.389%, 9/15/2049	1,388,722	1,353,737
RAIT Trust, Class A, (Series 2017-FL7), 3.257% (LIBOR 1 Month + 95 basis points), 6/15/2037 (5) (8)	701,243	701,192
SLIDE, Class B, (Series 2018-FUN), 3.530% (LIBOR 1 Month + 125 basis points), 6/15/2031 (5) (8)	995,526	994,689
UBS Commercial Mortgage Trust, Class A1, (Series 2017-C3), 1.935%, 8/15/2050	1,458,091	1,423,081
WFRBS Commercial Mortgage Trust, Class ASB, (Series 2013-C18), 3.676%, 12/15/2046	2,000,000	2,013,479

		12,618,040

Total Commercial Mortgage Securities (identified cost $16,813,729)		16,524,559

Corporate Bonds & Notes - 46.6%

Aerospace/Defense - 0.3%
General Dynamics Corp., 3.000%, 5/11/2021	750,000	745,926

Auto Manufacturers - 6.0%
American Honda Finance Corp.:
2.650%, 2/12/2021 (1)	1,000,000	985,890
2.828% (LIBOR 3 Month + 21 basis points), 2/12/2021 (8)	1,000,000	996,271
2.954% (LIBOR 3 Month + 34 basis points), 2/14/2020 (8)	900,000	900,489
3.450%, 7/14/2023	1,555,000	1,547,489
Ford Motor Credit Co. LLC:
2.021%, 5/3/2019	500,000	496,594
2.943%, 1/8/2019	1,500,000	1,498,965
3.656% (LIBOR 3 Month + 127 basis points), 3/28/2022 (8)	1,000,000	976,078
General Motors Financial Co., Inc.:
2.450%, 11/6/2020	1,000,000	972,148
3.450%, 1/14/2022	750,000	723,637
3.678% (LIBOR 3 Month + 127 basis points), 10/4/2019 (8)	1,500,000	1,506,926
3.986% (LIBOR 3 Month + 155 basis points), 1/14/2022 (8)	750,000	751,436
Toyota Motor Credit Corp.:
2.676% (LIBOR 3 Month + 24 basis points), 7/15/2020 (8)	1,500,000	1,500,107
3.111% (LIBOR 3 Month + 69 basis points), 1/11/2022 (8)	1,000,000	1,005,853

		13,861,883
Banks - 23.3%
Australia & New Zealand Banking Group, Ltd., 3.300%, 5/17/2021	500,000	497,633
Bank of America Corp.:
2.328% (LIBOR 3 Month + 63 basis points), 10/1/2021 (1) (8)	750,000	732,116
3.487% (LIBOR 3 Month + 100 basis points), 4/24/2023 (1) (8)	2,000,000	1,998,810
3.499% (LIBOR 3 Month + 63 basis points), 5/17/2022 (8)	1,000,000	995,049
Branch Banking & Trust Co., 2.100%, 1/15/2020	1,200,000	1,185,492
Canadian Imperial Bank of Commerce:
2.700%, 2/2/2021 (1)	750,000	737,029
3.500%, 9/13/2023 (1)	650,000	644,000
Capital One Financial Corp.:
2.500%, 5/12/2020	900,000	886,864

3.050%, 3/9/2022 (1)	1,000,000	972,282
Capital One NA, 3.671% (LIBOR 3 Month + 115 basis points), 1/30/2023 (1) (8)	1,000,000	1,002,791
Citigroup, Inc.:
2.350%, 8/2/2021	520,000	502,193
3.450% (LIBOR 3 Month + 96 basis points), 4/25/2022 (8)	1,500,000	1,499,037
Customers Bancorp, Inc., 3.950%, 6/30/2022	2,000,000	1,944,461
Eagle Bancorp, Inc., 5.000% (LIBOR 3 Month + 385 basis points), 8/1/2026 (8)	1,230,000	1,233,335
Goldman Sachs Group, Inc., 2.550%, 10/23/2019 (1)	1,500,000	1,489,969
Hanmi Financial Corp., 5.450% (LIBOR 3 Month + 332 basis points), 3/30/2027 (8)	2,000,000	2,025,314
Home BancShares, Inc., 5.625% (LIBOR 3 Month + 358 basis points), 4/15/2027 (8)	1,000,000	1,022,041
Huntington Bancshares, Inc.:
2.300%, 1/14/2022 (1)	1,144,000	1,093,155
3.150%, 3/14/2021	1,000,000	988,518
Independent Bank Group, Inc., 5.875%, 8/1/2024	1,680,000	1,708,224
KeyCorp, 2.900%, 9/15/2020 (1)	1,000,000	990,364
MB Financial Bank NA, 4.000% (LIBOR 3 Month + 187 basis points), 12/1/2027 (8)	2,000,000	1,979,045
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7/26/2021	850,000	849,769
3.761%, 7/26/2023 (1)	1,000,000	998,863
Morgan Stanley:
2.625%, 11/17/2021 (1)	750,000	726,298
3.649% (LIBOR 3 Month + 118 basis points), 1/20/2022 (8)	645,000	647,218
National Australia Bank, Ltd.:
2.500%, 1/12/2021	1,400,000	1,371,685
2.625%, 7/23/2020	1,250,000	1,233,563
Peapack Gladstone Financial Corp., 6.000% (LIBOR 3 Month + 485 basis points), 6/30/2026 (8)	500,000	514,477
PNC Bank NA, 2.719% (LIBOR 3 Month + 25 basis points), 1/22/2021 (8)	750,000	745,747
PNC Financial Services Group, Inc., 4.375%, 8/11/2020	950,000	965,474
Regions Bank, 2.717% (LIBOR 3 Month + 38 basis points), 4/1/2021 (1) (8)	1,000,000	992,002
Renasant Corp., 5.000% (LIBOR 3 Month + 384 basis points), 9/1/2026 (8)	825,000	824,662
Royal Bank of Canada:
2.125%, 3/2/2020	1,000,000	987,426
2.750%, 2/1/2022 (1)	400,000	391,269
2.769% (LIBOR 3 Month + 30 basis points), 7/22/2020 (8)	1,000,000	1,001,697
SunTrust Bank:
2.250%, 1/31/2020 (1)	1,000,000	989,582
3.502% (LIBOR 3 Month + 59 basis points), 8/2/2022 (8)	750,000	743,566
3.689% (LIBOR 3 Month + 74 basis points), 8/2/2024 (8)	700,000	692,620
Toronto-Dominion Bank:
2.125%, 4/7/2021	1,000,000	973,094
2.900% (LIBOR 3 Month + 15 basis points), 8/7/2020 (8)	2,000,000	1,993,377
Towne Bank, 4.500% (LIBOR 3 Month + 255 basis points), 7/30/2027 (8)	2,000,000	1,979,718
U.S. Bank NA:
2.050%, 10/23/2020	1,450,000	1,416,617
2.580% (U.S. Federal Funds Effective Rate (continuous series) + 38 basis points), 1/30/2020 (8)	1,000,000	1,000,264
2.839% (LIBOR 3 Month + 15 basis points), 5/24/2019 (8)	750,000	749,875
United Community Bank, 4.500% (LIBOR 3 Month + 212 basis points), 1/30/2028 (8)	1,000,000	988,179
Wells Fargo & Co., 3.598% (LIBOR 3 Month + 111 basis points), 1/24/2023 (8)	1,000,000	1,005,768
Wells Fargo Bank NA, 1.750%, 5/24/2019	700,000	695,946
Westpac Banking Corp.:
2.500%, 6/28/2022 (1)	500,000	481,007
2.800%, 1/11/2022	1,000,000	975,975
2.830% (LIBOR 3 Month + 34 basis points), 1/25/2021 (8)	750,000	746,491

		53,809,951

Biotechnology - 0.6%
Amgen, Inc., 2.200%, 5/22/2019	1,450,000	1,443,771
Chemicals - 0.2%
DowDuPont, Inc., 3.766%, 11/15/2020 (1)	425,000	427,153

Computers - 0.7%
Dell International LLC, 4.420%, 6/15/2021 (5)	1,000,000	1,001,088
IBM Credit LLC, 3.450%, 11/30/2020	550,000	550,157

		1,551,245
Cosmetics/Personal Care - 0.9%
Colgate-Palmolive Co., 2.250%, 11/15/2022 (1)	1,300,000	1,250,367
Procter & Gamble Co., 2.150%, 8/11/2022 (1)	775,000	746,372

		1,996,739
Diversified Financial Services - 1.9%
American Express Credit Corp.:
2.375%, 5/26/2020	1,000,000	985,702
2.700%, 3/3/2022 (1)	1,500,000	1,456,627
2.600%, 9/14/2020	750,000	739,806
National Rural Utilities Cooperative Finance Corp., 1.500%, 11/1/2019	1,285,000	1,260,141

		4,442,276
Electric - 0.5%
American Electric Power Co., Inc., 2.150%, 11/13/2020	750,000	730,609
NextEra Energy Capital Holdings, Inc., 2.300%, 4/1/2019	500,000	498,889

		1,229,498
Healthcare-Services - 0.3%
Anthem, Inc., 2.500%, 11/21/2020	600,000	588,697
Insurance - 0.2%
Allstate Corp., 2.816% (LIBOR 3 Month + 43 basis points), 3/29/2021 (8)	500,000	494,838
Machinery-Construction & Mining - 1.7%
Caterpillar Financial Services Corp.:
2.924% (LIBOR 3 Month + 51 basis points), 1/10/2020 (8)	1,000,000	1,001,841
3.150%, 9/7/2021	775,000	771,483
3.450%, 5/15/2023 (1)	2,110,000	2,091,031

		3,864,355
Machinery-Diversified - 0.3%
John Deere Capital Corp., 1.250%, 10/9/2019	775,000	762,910
Media - 1.5%
Comcast Corp., 3.300%, 10/1/2020	1,000,000	1,000,049
Discovery Communications LLC, 2.200%, 9/20/2019	2,000,000	1,982,478
Walt Disney Co., 1.950%, 3/4/2020 (1)	500,000	493,151

		3,475,678
Oil & Gas - 1.5%
BP Capital Markets PLC, 2.500%, 11/6/2022 (1)	500,000	478,469
Chevron Corp., 1.961%, 3/3/2020	1,000,000	985,716
Exxon Mobil Corp., 2.397%, 3/6/2022 (1)	850,000	824,418
Phillips 66, 3.289% (LIBOR 3 Month + 60 basis points), 2/26/2021 (8)	1,200,000	1,197,736

		3,486,339
Pharmaceuticals - 1.1%
AbbVie, Inc., 3.750%, 11/14/2023 (1)	500,000	492,239
Express Scripts Holding Co., 2.250%, 6/15/2019	1,000,000	995,530
Novartis Capital Corp., 1.800%, 2/14/2020 (1)	1,000,000	984,225

		2,471,994
Retail - 1.0%
Walmart, Inc.:
3.125%, 6/23/2021 (1)	950,000	949,524
3.400%, 6/26/2023	1,275,000	1,273,446

		2,222,970
Savings & Loans - 1.3%
Flagstar Bancorp, Inc., 6.125%, 7/15/2021	1,000,000	1,040,708
New York Community Bancorp, Inc., 5.900% (LIBOR 3 Month + 278 basis points), 11/6/2028 (8)	2,000,000	2,006,877

		3,047,585
Semiconductors - 0.4%
Intel Corp., 2.450%, 7/29/2020	1,000,000	990,860

Software - 0.4%
Microsoft Corp., 1.850%, 2/6/2020	1,000,000	988,196
Telecommunications - 2.5%
AT&T, Inc.:
2.450%, 6/30/2020 (1)	500,000	492,928
3.086% (LIBOR 3 Month + 65 basis points), 1/15/2020 (8)	1,500,000	1,503,591
Cisco Systems, Inc.:
1.400%, 9/20/2019	500,000	493,963
2.125%, 3/1/2019	1,500,000	1,497,699
Verizon Communications, Inc.:
2.625%, 2/21/2020 (1)	500,000	496,394
3.450%, 3/15/2021	500,000	500,998
3.334% (LIBOR 3 Month + 100 basis points), 3/16/2022 (1) (8)	750,000	757,893

		5,743,466

Total Corporate Bonds & Notes (identified cost $108,546,981)		107,646,330

Mutual Funds - 0.4%
Eaton Vance Institutional Senior Loan Fund, Open-end Cayman Islands Exempted Co. (12)	110,732	993,269

Total Mutual Funds (identified cost $995,329)		993,269

U.S. Government & U.S. Government Agency Obligations - 8.7%

Federal Home Loan Mortgage Corporation - 0.4%
2.375%, 2/16/2021	$1,000,000	989,857
Federal National Mortgage Association - 1.6%
1.500%, 6/22/2020	1,000,000	980,498
1.750%, 11/26/2019 (1)	1,750,000	1,732,997
2.500%, 4/13/2021	1,000,000	990,937

		3,704,432
U.S. Treasury Bonds & Notes - 6.7%
1.000%, 9/30/2019 (1)	1,500,000	1,479,434
1.375%, 10/31/2020	2,000,000	1,946,328
2.000%, 5/31/2021	1,500,000	1,470,234
2.125%, 12/31/2021	2,000,000	1,958,516
2.125%, 12/31/2022 (1)	2,000,000	1,944,023
2.250%, 3/31/2021 (1)	1,200,000	1,184,766
2.625%, 11/15/2020 (1)	1,000,000	996,328
2.625%, 5/15/2021	1,500,000	1,492,969
2.625%, 7/15/2021	1,000,000	994,922
2.750%, 8/15/2021	2,000,000	1,995,742

		15,463,262

Total U.S. Government & U.S. Government Agency Obligations (identified cost $20,294,847)		20,157,551

U.S. Government Agency-Mortgage Securities - 0.8%

Federal National Mortgage Association - 0.8%
2.490%, 11/1/2020	993,139	991,096
3.500%, 4/1/2026	88,528	88,854
4.000%, 11/1/2031	381,657	386,953
5.500%, 11/1/2033	106,865	115,118
5.500%, 2/1/2034	80,277	86,516
5.500%, 8/1/2037	181,356	195,471
9.500%, 1/1/2025	1,336	1,340
10.000%, 7/1/2020	4,326	4,377

		1,869,725
Government National Mortgage Association - 0.0%
7.500%, 8/15/2037	12,890	13,129
9.000%, 12/15/2019	747	749

		13,878

Total U.S. Government Agency-Mortgage Securities (identified cost $1,900,534)		1,883,603

Short-Term Investments - 14.8%

Certificates of Deposit - 2.8%
Bank of Nova Scotia:
2.586% (LIBOR 3 Month + 22 basis points), 12/23/2019 (8)	750,000	749,513
2.670% (U.S. Federal Funds Effective Rate (continuous series) + 47 basis points), 12/12/2019 (8)	350,000	349,878
Canadian Imperial Bank of Commerce, 2.728% (LIBOR 3 Month + 32 basis points), 7/5/2019 (8)	750,000	750,700
Mizuho Bank, Ltd., 2.753% (LIBOR 3 Month + 38 basis points), 6/25/2020 (8)	1,000,000	999,374
Sumitomo Mitsui Banking Corp.:
2.907% (LIBOR 3 Month + 42 basis points), 7/24/2020 (8)	1,250,000	1,250,000
2.939% (LIBOR 3 Month + 38 basis points), 8/2/2019 (8)	1,000,000	999,526
3.076% (LIBOR 3 Month + 46 basis points), 5/15/2019 (8)	1,300,000	1,299,508

		6,398,499
Collateral Pool Investments for Securities on Loan - 10.0%
Collateral pool allocation (3)		23,220,938
Mutual Funds - 2.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	4,641,411	4,640,947

Total Short-Term Investments (identified cost $34,260,384)		34,260,384

Total Investments - 109.3% (identified cost $254,751,475)		252,723,360
Other Assets and Liabilities - (9.3)%		(21,568,809)

Total Net Assets - 100.0%		$231,154,551

Intermediate Tax-Free Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 97.9%

Alabama - 2.4%
Alabama Board of Education:
3.000%, 6/1/2021	$305,000	$309,621
4.000%, 7/1/2021	1,895,000	1,976,182
5.000%, 10/1/2020, Call 12/31/2018	230,000	230,515
Birmingham-Jefferson Civic Center Authority, 5.000%, 7/1/2048, Call 7/1/2028	3,000,000	3,294,180
Black Belt Energy Gas District, 2.441%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	4,000,000	4,000,000
Butler County Board of Education, AGM, 4.000%, 7/1/2020	585,000	602,954
City of Birmingham, 4.000%, 3/1/2022 (11)	1,945,000	2,013,055
Health Care Authority for Baptist Health, 2.360%, 11/1/2042 (8)	6,485,000	6,485,000
Mobile County Board of School Commissioners, 5.000%, 3/1/2027, Call 3/1/2026	4,015,000	4,459,460
Southeast Alabama Gas Supply District, 2.391%, (LIBOR 1 Month), 6/1/2024, Call 3/1/2024 (8)	7,000,000	6,956,600
Special Care Facilities Financing Authority of the City of Pell City Alabama, 5.000%, 12/1/2025, Call 12/1/2021	4,000,000	4,276,800
UAB Medicine Finance Authority:
5.000%, 9/1/2036, Call 3/1/2027	2,340,000	2,577,744
5.000%, 9/1/2037, Call 3/1/2027	2,030,000	2,227,763
5.000%, 9/1/2041, Call 3/1/2027	1,020,000	1,106,047

		40,515,921
Alaska - 0.5%
Alaska Housing Finance Corp.:
5.000%, 12/1/2027, Call 6/1/2022	1,065,000	1,166,953
5.000%, 12/1/2027, Call 6/1/2022	310,000	335,067
5.000%, 12/1/2028, Call 12/1/2024	2,500,000	2,810,600
5.000%, 6/1/2029, Call 12/1/2024	1,000,000	1,120,130
Borough of Matanuska-Susitna:
5.000%, 11/1/2022	500,000	551,720
5.000%, 4/1/2031, Call 4/1/2021	150,000	160,275
Borough of North Slope, 5.000%, 6/30/2024, Call 6/1/2021	1,020,000	1,094,276
City of Anchorage Electric Revenue, NATL-RE, 5.000%, 12/1/2024, Call 12/31/2018	305,000	305,695
City of Valdez, 5.000%, 1/1/2021	1,190,000	1,255,212

		8,799,928
Arizona - 2.4%
Arizona Department of Transportation State Highway Fund Revenue, 5.250%, 7/1/2029, Call 7/1/2021	3,000,000	3,240,330
Arizona Health Facilities Authority:
3.540%, (SIFMA Municipal Swap Index Yield), 2/5/2020, Call 8/9/2019 (8)	4,500,000	4,544,775
5.000%, 2/1/2022	1,000,000	1,075,360
Arizona Industrial Development Authority:
5.000%, 3/1/2037, Call 9/1/2027 (5)	1,250,000	1,219,237
5.000%, 3/1/2042, Call 9/1/2027 (5)	1,000,000	957,520
Arizona Transportation Board:
5.000%, 7/1/2022, Call 7/1/2020	1,260,000	1,319,900
5.000%, 7/1/2023, Call 7/1/2020	1,405,000	1,471,794
City of Goodyear Water & Sewer Revenue, 5.125%, 7/1/2025, Call 7/1/2020	345,000	360,553
City of Peoria Water & Wastewater Revenue, 4.000%, 7/1/2019	515,000	521,180
City of Phoenix Civic Improvement Corp.:
5.000%, 7/1/2019	615,000	625,769
5.000%, 7/1/2026, Call 7/1/2020	1,050,000	1,099,917
City of Phoenix Civic Improvement Corp., BHAC FGIC, 5.500%, 7/1/2027 (11)	500,000	601,110

City of Phoenix Civic Improvement Corp., NATL-RE:
5.500%, 7/1/2021 (11)	555,000	599,478
5.500%, 7/1/2036 (11)	530,000	674,059
City of Tucson, AGM, 5.000%, 7/1/2020	500,000	522,660
County of Pima Sewer System Revenue, 5.000%, 7/1/2027, Call 7/1/2022	1,450,000	1,582,051
Gilbert Public Facilities Municipal Property Corp., 5.500%, 7/1/2026, Call 7/1/2019	825,000	842,515
Glendale Industrial Development Authority, 5.000%, 5/15/2023, Call 5/15/2020	500,000	520,025
Greater Arizona Development Authority, BHAC NATL-RE, 5.000%, 8/1/2027, Call 12/31/2018	155,000	155,363
Industrial Development Authority of the City of Phoenix:
3.000%, 7/1/2020 (5)	290,000	287,004
5.000%, 7/1/2031, Call 7/1/2026 (5)	3,000,000	3,111,450
Industrial Development Authority of the County of Pima, 4.950%, 10/1/2020	2,000,000	2,094,120
La Paz County Industrial Development Authority:
5.000%, 2/15/2046, Call 2/15/2026 (5)	1,000,000	1,035,360
5.000%, 2/15/2048, Call 2/15/2028	1,185,000	1,234,580
Maricopa County Industrial Development Authority:
4.000%, 1/1/2019	200,000	200,364
5.000%, 7/1/2036, Call 7/1/2026 (5)	1,225,000	1,252,072
5.000%, 7/1/2036, Call 7/1/2026	750,000	772,365
Maricopa County Unified School District No. 60 Higley, AGM:
5.000%, 7/1/2023	1,000,000	1,118,440
5.000%, 7/1/2024	575,000	654,776
Salt Verde Financial Corp., 5.250%, 12/1/2022	110,000	120,910
State of Arizona, AGM:
5.000%, 10/1/2023, Call 4/1/2020	1,000,000	1,037,670
5.250%, 10/1/2024, Call 10/1/2019	5,000,000	5,129,450
Town of Marana, 5.000%, 7/1/2023	450,000	502,259
University Medical Center Corp., 5.000%, 7/1/2021	425,000	455,290
University of Arizona, 5.000%, 8/1/2026, Call 8/1/2021	455,000	486,199

		41,425,905
Arkansas - 1.2%
Arkansas Development Finance Authority:
2.360%, 9/1/2044, Call 12/3/2018 (8)	3,850,000	3,850,000
5.000%, 2/1/2020	255,000	263,145
5.000%, 2/1/2021	315,000	332,095
5.000%, 2/1/2022	150,000	161,020
Arkansas Development Finance Authority, GNMA/FNMA/FHLMC:
4.000%, 1/1/2025, Call 7/1/2021	195,000	200,967
4.000%, 7/1/2025, Call 7/1/2021	420,000	432,537
Arkansas State University:
4.000%, 3/1/2021	390,000	404,395
4.000%, 3/1/2022	1,140,000	1,196,247
4.000%, 3/1/2023	985,000	1,045,085
City of Fayetteville, 3.300%, 11/1/2023	1,985,000	2,064,936
City of Maumelle, 2.600%, 3/1/2030, Call 3/1/2022	605,000	601,461
City of Springdale Sales & Use Tax Revenue:
3.000%, 11/1/2021	1,000,000	1,020,290
5.000%, 11/1/2028, Call 11/1/2022	1,000,000	1,093,230
City of Stuttgart, AGM, 3.800%, 6/1/2042, Call 6/1/2020	905,000	873,271
Conway Health Facilities Board, 4.250%, 8/1/2021	605,000	613,307
County of Greene, AGM:
4.000%, 3/1/2019, Call 12/31/2018	840,000	841,210
4.000%, 3/1/2020, Call 12/31/2018	1,430,000	1,432,231
Henderson State University, BAM:
5.000%, 11/1/2022	905,000	989,726
5.000%, 11/1/2023, Call 11/1/2022	860,000	939,842
University of Arkansas:
5.000%, 12/1/2021	300,000	324,813
5.000%, 12/1/2022	520,000	575,406
5.000%, 12/1/2023, Call 12/1/2022	500,000	554,085
5.000%, 11/1/2030, Call 11/1/2024	1,000,000	1,124,780

		20,934,079
California - 5.8%
Abag Finance Authority for Nonprofit Corps., 5.000%, 7/1/2020	515,000	540,884

Abag Finance Authority for Nonprofit Corps., CMI, 5.000%, 4/1/2020	1,000,000	1,043,440
ABC Unified School District, NATL-RE, 5.000%, 2/1/2021	1,250,000	1,326,800
Alvord Unified School District, AGM, 0.000%, 8/1/2046, Call 8/1/2036	1,150,000	1,098,273
Anaheim Public Financing Authority, 5.000%, 10/1/2030, Call 4/1/2019	225,000	227,545
Bay Area Toll Authority, 2.940%, (SIFMA Municipal Swap Index Yield), 4/1/2027, Call 10/1/2026 (8)	5,000,000	5,196,900
Bellevue Union School District, AGM:
0.000%, 8/1/2030	585,000	389,475
0.000%, 8/1/2031	615,000	390,525
Bonita Unified School District, 5.500%, 8/1/2035, Call 8/1/2021	940,000	1,029,864
Burbank Unified School District, 0.000%, 8/1/2031, Call 2/1/2025 (11)	1,325,000	1,180,429
California County Tobacco Securitization Agency, 4.000%, 6/1/2029, Call 12/31/2018	3,660,000	3,703,444
California Health Facilities Financing Authority:
5.000%, 7/1/2037, Call 7/1/2023	2,000,000	2,188,040
5.000%, 8/15/2042, Call 8/15/2027	1,000,000	1,089,990
California Health Facilities Financing Authority, NATL-RE, 3.180%, 7/1/2022, Call 12/18/2018 (8) (9)	1,300,000	1,300,000
California Infrastructure & Economic Development Bank, 2.016%, (LIBOR 1 Month), 8/1/2021, Call 2/1/2021 (8)	2,500,000	2,500,775
California Municipal Finance Authority, 5.000%, 2/1/2042, Call 2/1/2027	1,500,000	1,634,310
California State Public Works Board, 5.000%, 4/1/2037, Call 4/1/2022	1,000,000	1,074,510
California Statewide Communities Development Authority:
5.000%, 12/1/2031, Call 6/1/2026 (5)	1,000,000	1,060,370
5.000%, 12/1/2046, Call 6/1/2026 (5)	1,000,000	1,024,210
Carson Redevelopment Agency Successor Agency, AGM, 5.000%, 10/1/2021	850,000	917,303
City of Fairfield, XLCA, 0.000%, 4/1/2022	1,205,000	1,113,842
City of Madera Water Revenue:
5.750%, 1/1/2026, Call 1/1/2020	1,550,000	1,616,572
6.500%, 1/1/2040, Call 1/1/2020	1,280,000	1,345,011
County of Los Angeles, AMBAC TCRs, 0.000%, 9/1/2020	600,000	579,858
County of San Joaquin, 5.000%, 4/1/2022	350,000	381,325
Delhi Unified School District, AMBAC, 0.000%, 8/1/2019	125,000	123,470
Duarte Unified School District, 5.125%, 8/1/2026 (11)	585,000	694,565
El Centro Financing Authority, AGM:
4.000%, 10/1/2021	460,000	484,909
5.000%, 10/1/2022	580,000	641,132
5.000%, 10/1/2023	800,000	901,656
Encinitas Union School District, 0.000%, 8/1/2035, Call 8/1/2032	500,000	562,475
Escondido Union High School District, 0.000%, 8/1/2032, Call 8/1/2025 (11)	1,250,000	1,308,600
Escondido Union High School District, AGC, 0.000%, 8/1/2031	480,000	313,646
Fresno Joint Powers Financing Authority, AGM, 5.000%, 4/1/2033, Call 4/1/2027	1,000,000	1,131,790
Fresno Unified School District, 0.000%, 8/1/2034, Call 8/1/2021	1,045,000	402,283
Fresno Unified School District, NATL-RE, 6.000%, 8/1/2026	2,890,000	3,372,023
Golden State Tobacco Securitization Corp.:
5.000%, 6/1/2028, Call 6/1/2027	1,000,000	1,100,110
5.000%, 6/1/2029, Call 6/1/2027	1,000,000	1,094,750
Hacienda La Puente Unified School District, AGM:
5.000%, 6/1/2022	400,000	439,648
5.000%, 6/1/2023	400,000	449,220
5.000%, 6/1/2024	775,000	885,631
5.000%, 6/1/2025	425,000	492,193
Imperial Community College District, AGC, 0.000%, 8/1/2028	330,000	241,478
Imperial County Local Transportation Authority, 5.000%, 6/1/2032, Call 6/1/2022	2,000,000	2,156,860
Jefferson School District/San Joaquin County, 0.000%, 8/1/2029, Call 8/1/2024	170,000	112,904
Jurupa Community Services District, 5.000%, 9/1/2029, Call 9/1/2020	375,000	393,668
Lakeside Union School District/Kern County, AGC, 0.000%, 9/1/2027	295,000	226,221
Long Beach Bond Finance Authority:
5.000%, 11/1/2025, Call 11/1/2021	1,000,000	1,080,960
5.000%, 11/1/2030, Call 11/1/2021	1,750,000	1,881,407
Lynwood Unified School District, AGM:
5.000%, 8/1/2024, Call 8/1/2023	620,000	692,769
5.000%, 8/1/2025, Call 8/1/2023	760,000	845,295
McKinleyville Union School District, AGM, 0.000%, 8/1/2041, Call 8/1/2026 (11)	165,000	173,267

McKinleyville Union School District, BAM:
0.000%, 8/1/2036, Call 8/1/2021	1,200,000	524,928
0.000%, 8/1/2037, Call 8/1/2021	1,980,000	815,008
Mendocino-Lake Community College District, AGM, 5.600%, 8/1/2031, Call 8/1/2026 (11)	300,000	357,261
Midpeninsula Regional Open Space District, 5.000%, 9/1/2029, Call 9/1/2022	2,000,000	2,228,980
Modesto Irrigation District, 5.000%, 7/1/2021	500,000	540,375
Mount Diablo Unified School District, AGM, 0.000%, 8/1/2035, Call 8/1/2025	2,125,000	2,059,507
Murrieta Valley Unified School District, NATL-RE, 0.000%, 9/1/2020	500,000	482,300
Norman Y Mineta San Jose International Airport SJC:
5.000%, 3/1/2041, Call 3/1/2027 (13)	1,000,000	1,100,220
5.000%, 3/1/2042, Call 3/1/2027	1,665,000	1,852,679
Northern California Gas Authority No. 1:
2.235%, (LIBOR 3 Month), 7/1/2019 (8)	1,575,000	1,575,756
2.325%, (LIBOR 3 Month), 7/1/2027 (8)	1,915,000	1,858,067
Northern California Power Agency:
5.000%, 7/1/2031, Call 7/1/2022	500,000	547,335
5.000%, 7/1/2032, Call 7/1/2022	700,000	765,513
Orchard School District, NATL-RE, 0.000%, 8/1/2023	590,000	526,486
Pasadena Public Financing Authority, 0.000%, 3/1/2029	2,000,000	1,452,160
Roseville Joint Union High School District, 0.000%, 8/1/2022	305,000	280,420
Sacramento Redevelopment Agency Successor Agency, BAM:
5.000%, 12/1/2027, Call 12/1/2025	235,000	269,862
5.000%, 12/1/2028, Call 12/1/2025	425,000	486,884
5.000%, 12/1/2030, Call 12/1/2025	1,000,000	1,140,140
5.000%, 12/1/2031, Call 12/1/2025	2,000,000	2,273,480
San Francisco City & County Airport Comm-San Francisco International Airport:
5.000%, 5/1/2024, Call 5/1/2021	745,000	800,510
5.000%, 5/1/2024, Call 5/1/2021	295,000	317,048
San Jose Financing Authority, 5.000%, 6/1/2039, Call 6/1/2023	1,435,000	1,576,663
San Jose Unified School District, NATL-RE, 0.000%, 8/1/2027	1,495,000	1,175,130
San Miguel Joint Union School District, AGM:
0.000%, 6/15/2020	415,000	402,185
0.000%, 6/15/2021	490,000	464,652
0.000%, 6/15/2022	505,000	464,529
Santa Ana Unified School District, 0.000%, 8/1/2021	500,000	471,625
Santa Barbara County College School District:
0.000%, 8/1/2027	365,000	283,496
0.000%, 8/1/2031	470,000	299,564
State of California:
5.250%, 9/1/2025, Call 9/1/2021	2,045,000	2,221,913
6.000%, 3/1/2033, Call 3/1/2020	1,550,000	1,629,112
Twin Rivers Unified School District, AGM, 3.200%, 6/1/2020, Call 1/1/2019 (8)	1,365,000	1,366,379
Vallejo City Unified School District, NATL-RE, 5.900%, 8/1/2025	1,225,000	1,405,161
Walnut Creek Elementary School District Contra Costa County, 0.000%, 9/1/2023	1,560,000	1,391,192
Watereuse Finance Authority, BAM TCRs, 5.500%, 5/1/2036, Call 5/1/2024	2,635,000	3,001,476
West Contra Costa Unified School District, AGM NATL-RE FGIC, 0.000%, 8/1/2025	310,000	260,158
West Kern Water District, 5.000%, 6/1/2028, Call 6/1/2021	2,000,000	2,136,540
Westminster School District, BAM, 0.000%, 8/1/2048, Call 8/1/2023	7,045,000	1,112,265
Whittier Union High School District, 0.000%, 8/1/2034, Call 8/1/2019	500,000	191,055
Windsor Unified School District, AGM:
0.000%, 8/1/2020	105,000	101,558
0.000%, 8/1/2023	240,000	214,459
0.000%, 8/1/2024, Call 8/1/2023	330,000	280,348
0.000%, 8/1/2025, Call 8/1/2023	270,000	217,823
0.000%, 8/1/2026, Call 8/1/2023	330,000	252,064
0.000%, 8/1/2028, Call 8/1/2023	420,000	287,288

		99,618,179
Colorado - 2.6%
Adams & Arapahoe Joint School District 28J Aurora, SAW, 5.000%, 12/1/2031, Call 12/1/2026	5,000,000	5,756,750
Adams County School District No. 14,SAW:
5.000%, 12/1/2024	500,000	571,920
5.000%, 12/1/2026, Call 12/1/2024	355,000	407,292
5.000%, 12/1/2027, Call 12/1/2024	500,000	572,145

Arkansas River Power Authority, 5.000%, 10/1/2043, Call 10/1/2028	2,250,000	2,382,390
City & County of Denver, 5.000%, 8/1/2048, Call 8/1/2026	4,000,000	4,407,120
City & County of Denver Airport System Revenue:
5.000%, 11/15/2021	500,000	542,300
5.000%, 12/1/2048, Call 12/1/2028	3,000,000	3,294,180
Colorado Educational & Cultural Facilities Authority:
4.000%, 12/15/2025	535,000	545,433
5.000%, 9/1/2020 (11)	1,060,000	1,110,965
5.000%, 9/1/2021 (11)	865,000	926,657
5.000%, 10/1/2030, Call 10/1/2025	1,250,000	1,353,425
Colorado Health Facilities Authority:
2.330%, 7/1/2034, Call 7/1/2019 (5) (8)	3,325,000	3,325,000
3.125%, 5/15/2027, Call 5/15/2020	250,000	244,985
4.500%, 2/1/2020	455,000	464,682
5.000%, 9/1/2019	560,000	571,911
5.000%, 2/1/2021	475,000	496,313
5.000%, 9/1/2022	750,000	818,775
5.000%, 12/1/2023	215,000	236,681
5.000%, 2/1/2024	420,000	454,423
5.000%, 6/1/2047, Call 6/1/2027	1,000,000	1,055,910
5.250%, 1/1/2025, Call 1/1/2020	460,000	475,295
5.250%, 5/15/2037, Call 5/15/2027	1,000,000	1,068,130
Commerce City Northern Infrastructure General Improvement District, AGM:
5.000%, 12/1/2020	785,000	831,386
5.000%, 12/1/2021	725,000	784,312
5.000%, 12/1/2022	1,185,000	1,307,920
County of Boulder, 5.000%, 12/1/2025, Call 12/1/2020	475,000	500,593
Denver City & County School District No. 1, SAW, 5.000%, 12/1/2032, Call 12/1/2022	1,500,000	1,665,720
Denver Convention Center Hotel Authority:
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,094,130
5.000%, 12/1/2034, Call 12/1/2026	1,000,000	1,085,140
Denver Health & Hospital Authority, 5.500%, 12/1/2019	1,195,000	1,212,662
Park Creek Metropolitan District, 5.000%, 12/1/2030, Call 12/1/2025	1,895,000	2,114,649
Public Authority for Colorado Energy, 5.750%, 11/15/2018	195,000	195,000
Rangely Hospital District, 6.000%, 11/1/2026, Call 11/1/2021	2,000,000	2,161,520
Weld County School District No. RE-7 Platte Valley, SAW, 4.000%, 12/1/2023, Call 12/1/2020	1,140,000	1,183,183

		45,218,897
Connecticut - 0.9%
City of New Haven, AGM:
5.000%, 8/1/2023	295,000	331,512
5.000%, 8/1/2023	1,765,000	1,966,369
Connecticut Housing Finance Authority, 3.600%, 11/15/2030, Call 11/15/2024	305,000	305,921
Connecticut State Health & Educational Facilities Authority:
3.250%, 9/1/2021, Call 12/31/2018 (5)	100,000	100,009
5.000%, 7/1/2029, Call 7/1/2028	1,000,000	1,155,980
State of Connecticut:
5.000%, 3/15/2027, Call 3/15/2026	2,155,000	2,405,691
5.000%, 4/15/2034, Call 4/15/2027	3,000,000	3,273,240
University of Connecticut:
5.000%, 3/15/2032, Call 3/15/2026	2,000,000	2,182,620
5.000%, 1/15/2033, Call 1/15/2027	4,000,000	4,384,240

		16,105,582
Delaware - 0.4%
City of Wilmington, 5.000%, 10/1/2025, Call 10/1/2023	3,715,000	4,165,073
Delaware State Economic Development Authority, 5.000%, 6/1/2036, Call 6/1/2026	1,500,000	1,475,955
Delaware State Housing Authority, GNMA/FNMA/FHLMC, 5.000%, 1/1/2026, Call 7/1/2019	195,000	197,252
Sustainable Energy Utility, Inc., 5.000%, 9/15/2034, Call 9/15/2021	1,580,000	1,688,925

		7,527,205
District of Columbia - 0.4%
District of Columbia:
5.000%, 10/1/2025, Call 10/1/2021	1,865,000	1,972,499

5.000%, 6/1/2036, Call 6/1/2026	2,500,000	2,677,150
5.000%, 12/1/2036, Call 12/1/2021	500,000	534,770
Washington Convention & Sports Authority, 5.000%, 10/1/2030, Call 10/1/2027	1,500,000	1,741,125

		6,925,544
Florida - 6.4%
Atlantic Beach Florida Health Care Facilities Revenue:
5.000%, 11/15/2043 (10)	1,085,000	1,138,642
5.000%, 11/15/2048 (10)	1,750,000	1,829,345
Central Florida Expressway Authority, 4.000%, 7/1/2041, Call 7/1/2027	4,000,000	4,027,960
Citizens Property Insurance Corp., 5.000%, 6/1/2019	2,615,000	2,653,571
City of Boynton Beach Utility System Revenue, AGM, 5.000%, 11/1/2027, Call 11/1/2021	1,000,000	1,076,260
City of Gulf Breeze, 5.000%, 12/1/2023, Call 12/1/2020	2,000,000	2,110,180
City of Lakeland Department of Electric Utilities, AGM, 5.250%, 10/1/2028	1,250,000	1,519,925
City of North Port, BAM, 5.000%, 7/1/2022	200,000	217,784
City of Orlando, AGM:
5.000%, 11/1/2035, Call 11/1/2027	2,270,000	2,523,559
5.000%, 11/1/2036, Call 11/1/2027	1,000,000	1,108,020
City of Sunrise, NATL-RE:
0.000%, 10/1/2019	905,000	890,556
0.000%, 10/1/2020	975,000	937,853
0.000%, 10/1/2021	175,000	163,959
City of Sunrise Utility System Revenue, 4.000%, 10/1/2019	540,000	549,272
City of Tallahassee:
5.000%, 12/1/2026, Call 12/1/2025	450,000	503,847
5.000%, 12/1/2027, Call 12/1/2025	400,000	445,888
City of Tampa, 5.250%, 11/15/2026, Call 5/15/2020	2,000,000	2,093,420
City of Tampa, AMBAC, 0.000%, 4/1/2021	460,000	434,479
Columbia County School Board, BAM, 5.000%, 7/1/2026, Call 7/1/2025	495,000	564,944
County of Broward, AGM, 5.000%, 4/1/2033, Call 4/1/2023	740,000	790,542
County of Broward Airport System Revenue:
5.000%, 10/1/2026, Call 10/1/2025 (13)	750,000	845,370
5.000%, 10/1/2031, Call 10/1/2025 (13)	1,000,000	1,104,370
County of Escambia, 1.810%, 4/1/2039, Call 12/18/2018 (8)	3,600,000	3,600,000
County of Lee County Water & Sewer Revenue, 5.000%, 10/1/2029, Call 10/1/2022	2,000,000	2,185,360
County of Miami-Dade, AGC, 0.000%, 10/1/2021	610,000	567,385
County of Miami-Dade Aviation Revenue:
5.000%, 10/1/2025, Call 10/1/2024	800,000	901,144
5.500%, 10/1/2026, Call 10/1/2020	450,000	478,742
5.500%, 10/1/2026, Call 10/1/2020	1,450,000	1,542,611
County of Miami-Dade Aviation Revenue, AGC, 5.000%, 10/1/2029, Call 10/1/2019	400,000	410,192
County of Miami-Dade Water & Sewer System Revenue:
5.000%, 10/1/2033, Call 10/1/2025	2,000,000	2,246,440
5.250%, 10/1/2029, Call 10/1/2023	100,000	111,851
County of Orange Sales Tax Revenue, 5.000%, 1/1/2027, Call 1/1/2022	5,810,000	6,286,188
County of St. Johns, AGM:
5.000%, 10/1/2020	1,625,000	1,709,500
5.000%, 10/1/2021	1,110,000	1,193,139
Dupree Lakes Community Development District, BAM, 3.000%, 5/1/2019	190,000	190,673
Emerald Coast Utilities Authority, BAM, 5.000%, 1/1/2032, Call 1/1/2025	1,445,000	1,608,386
Florida Housing Finance Corp., GNMA/FNMA/FHLMC:
4.450%, 1/1/2030, Call 7/1/2021	285,000	290,005
5.000%, 7/1/2028, Call 1/1/2020	95,000	95,776
Halifax Hospital Medical Center:
5.000%, 6/1/2026	1,525,000	1,719,834
5.000%, 6/1/2027, Call 6/1/2026	1,295,000	1,443,588
JEA Electric System Revenue:
1.780%, 10/1/2038, Call 12/18/2018 (8)	8,800,000	8,800,000
1.840%, 10/1/2032, Call 10/1/2022 (5) (8)	4,565,000	4,565,000
Lee County Industrial Development Authority, 5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,109,800
Lee County School Board, 5.000%, 8/1/2028, Call 8/1/2024	2,500,000	2,812,525
Miami-Dade County Educational Facilities Authority, 5.000%, 4/1/2031, Call 4/1/2025	2,000,000	2,221,680
Monroe County School District, 5.000%, 6/1/2034, Call 6/1/2027	1,000,000	1,133,850

Palm Beach County Health Facilities Authority:
5.000%, 5/15/2036, Call 5/15/2027	1,000,000	1,040,490
5.000%, 5/15/2037, Call 5/15/2027	1,000,000	1,038,350
5.000%, 11/15/2045, Call 11/15/2025	4,000,000	4,271,320
Polk County Housing Finance Authority, GNMA COLL, 5.000%, 9/1/2029, Call 8/1/2020	150,000	156,708
Sarasota County Health Facilities Authority:
5.000%, 1/1/2030, Call 1/1/2025	750,000	791,760
5.000%, 1/1/2031, Call 1/1/2025	935,000	983,788
5.000%, 1/1/2037, Call 1/1/2024	1,000,000	1,032,140
Sarasota County Public Hospital District, 5.000%, 7/1/2041, Call 7/1/2028	5,000,000	5,493,250
School Board of Miami-Dade County, 1.920%, 8/1/2027, Call 2/1/2019 (5) (8)	6,305,000	6,305,000
School Board of Miami-Dade County, FGIC, 1.920%, 5/1/2037, Call 12/1/2018 (5) (8)	6,500,000	6,500,000
St. Lucie County School Board, AGM, 5.000%, 7/1/2022, Call 7/1/2021	2,500,000	2,653,125
Sumter County Industrial Development Authority:
4.000%, 7/1/2019	1,000,000	1,010,960
5.000%, 7/1/2020	500,000	521,865
Town of Davie:
5.000%, 4/1/2019	75,000	75,737
5.000%, 4/1/2021	615,000	654,286
5.000%, 4/1/2022	830,000	902,335
Volusia County Educational Facility Authority, AGM, 5.000%, 10/15/2029, Call 10/15/2021	730,000	788,101

		109,972,630
Georgia - 4.0%
Carroll City-County Hospital Authority, County Guarantee:
5.000%, 7/1/2023, Call 7/1/2020	1,185,000	1,239,451
5.000%, 7/1/2023, Call 7/1/2020	1,605,000	1,678,605
5.000%, 7/1/2024, Call 7/1/2020	695,000	726,935
5.000%, 7/1/2024, Call 7/1/2020	945,000	987,884
City of Atlanta Department of Aviation:
5.000%, 1/1/2031, Call 1/1/2024	1,000,000	1,113,000
5.000%, 1/1/2032, Call 1/1/2024	2,500,000	2,776,200
5.000%, 1/1/2033, Call 1/1/2024	1,000,000	1,108,480
5.000%, 1/1/2034, Call 1/1/2024	1,000,000	1,106,480
City of Atlanta Water & Wastewater Revenue:
5.000%, 11/1/2040, Call 11/1/2027	1,000,000	1,133,560
5.000%, 11/1/2043, Call 11/1/2027	3,000,000	3,385,830
City of Atlanta Water & Wastewater Revenue, NATL-RE, 5.500%, 11/1/2022	1,000,000	1,095,970
Cobb County Kennestone Hospital Authority, 5.000%, 4/1/2031, Call 4/1/2021	3,000,000	3,156,000
Floyd County Hospital Authority, County Guarantee:
5.000%, 7/1/2020	1,335,000	1,394,007
5.000%, 7/1/2021	1,155,000	1,232,905
5.000%, 7/1/2027, Call 7/1/2022	1,250,000	1,347,775
Fulton County Development Authority, 5.250%, 3/15/2024, Call 3/15/2019	1,120,000	1,129,890
Gainesville & Hall County Development Authority:
5.000%, 3/1/2027	750,000	805,433
5.000%, 3/1/2037, Call 3/1/2027	500,000	515,285
5.000%, 3/1/2047, Call 3/1/2027	3,000,000	3,058,650
Gainesville & Hall County Hospital Authority:
5.000%, 2/15/2036, Call 2/15/2027	1,500,000	1,646,610
5.000%, 2/15/2037, Call 2/15/2027	2,000,000	2,190,620
5.000%, 2/15/2042, Call 2/15/2027	3,000,000	3,256,290
Jefferson City School District, SAW, 5.250%, 2/1/2029, Call 2/1/2021	1,350,000	1,441,895
Main Street Natural Gas, Inc.:
2.260%, (SIFMA Municipal Swap Index Yield), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,992,800
2.291%, (LIBOR 1 Month), 9/1/2023, Call 6/1/2023 (8)	7,000,000	6,961,500
2.371%, (LIBOR 1 Month), 12/1/2023, Call 9/1/2023 (8)	5,000,000	4,976,800
Private Colleges & Universities Authority, 5.000%, 10/1/2020	575,000	599,213
Richmond County Hospital Authority:
5.250%, 1/1/2029, Call 1/1/2019	1,150,000	1,153,013
5.375%, 1/1/2029, Call 1/1/2019	940,000	942,547
South Fulton Municipal Regional Water & Sewer Authority, BAM:
5.000%, 1/1/2023	800,000	880,272
5.000%, 1/1/2024	1,000,000	1,118,950

5.000%, 1/1/2025, Call 1/1/2024	700,000	789,670
South Regional Joint Development Authority, 5.250%, 8/1/2023	25,000	28,016
Tender Option Bond Trust Receipts/Certificates, 1.840%, 4/1/2025 (5) (8)	4,000,000	4,000,000
Valdosta & Lowndes County Hospital Authority, County Guarantee, 5.000%, 10/1/2025, Call 10/1/2021	2,940,000	3,141,860
Winder-Barrow Industrial Building Authority, AGM, 5.000%, 12/1/2029, Call 12/1/2021	1,000,000	1,069,240

		68,181,636
Guam - 0.1%
Territory of Guam:
5.000%, 12/1/2032, Call 12/1/2026	1,310,000	1,421,691
5.000%, 12/1/2033, Call 12/1/2026	1,000,000	1,078,920

		2,500,611
Hawaii - 0.1%
City & County of Honolulu:
5.000%, 10/1/2022	500,000	553,085
5.000%, 10/1/2023	500,000	564,025

		1,117,110
Idaho - 0.1%
Canyon County School District No. 131 Nampa, School Bond Gty, 5.000%, 9/15/2023	1,000,000	1,121,280
Illinois - 16.7%
Bureau County Township High School District No. 502, BAM, 6.625%, 10/1/2043, Call 12/1/2023	3,400,000	4,100,400
Chicago Board of Education, 6.000%, 4/1/2046, Call 4/1/2027	1,500,000	1,700,325
Chicago Board of Education, NATL-RE:
0.000%, 12/1/2022	365,000	319,419
5.000%, 12/1/2019	70,000	71,220
5.250%, 12/1/2021	1,000,000	1,058,920
Chicago Housing Authority, HUD SEC 8:
5.000%, 1/1/2023	710,000	778,259
5.000%, 1/1/2037, Call 1/1/2028	2,500,000	2,760,775
Chicago Illinois Board Education, 5.000%, 4/1/2042 (10)	1,500,000	1,582,050
Chicago Illinois Board Education , 5.000%, 4/1/2046 (10)	1,250,000	1,314,450
Chicago O’Hare International Airport:
5.000%, 1/1/2026, Call 1/1/2025 (13)	1,500,000	1,659,930
5.000%, 1/1/2031, Call 1/1/2025 (13)	1,000,000	1,085,820
5.000%, 1/1/2038, Call 1/1/2027	2,290,000	2,507,321
Chicago O’Hare International Airport, AGC, 5.250%, 1/1/2026, Call 1/1/2020	775,000	800,350
Chicago Park District:
5.000%, 1/1/2023, Call 1/1/2022	1,060,000	1,124,692
5.000%, 1/1/2025, Call 7/1/2020	230,000	237,523
5.000%, 1/1/2026, Call 1/1/2021	730,000	758,696
5.000%, 1/1/2028, Call 1/1/2024	2,500,000	2,697,050
5.000%, 1/1/2031, Call 1/1/2026	1,790,000	1,937,120
5.000%, 1/1/2040, Call 1/1/2026	1,000,000	1,056,010
Chicago Transit Authority, 5.000%, 12/1/2046, Call 12/1/2026	3,000,000	3,171,090
City of Chicago, 6.000%, 1/1/2038, Call 1/1/2027	10,000,000	11,105,800
City of Chicago Wastewater Transmission Revenue:
5.000%, 1/1/2031, Call 1/1/2025	3,715,000	4,029,586
5.000%, 1/1/2032, Call 1/1/2027	2,000,000	2,197,260
5.000%, 1/1/2035, Call 1/1/2027	3,310,000	3,589,397
5.000%, 1/1/2039, Call 1/1/2025	500,000	533,580
City of Chicago Waterworks Revenue:
5.000%, 11/1/2025	2,000,000	2,248,480
5.000%, 11/1/2027, Call 11/1/2026	2,500,000	2,811,750
5.000%, 11/1/2027, Call 11/1/2026	1,000,000	1,124,700
5.000%, 11/1/2028, Call 11/1/2026	1,000,000	1,114,790
5.000%, 11/1/2029, Call 11/1/2026	1,000,000	1,109,240
City of Chicago Waterworks Revenue, AGM, 5.000%, 11/1/2027, Call 12/31/2018	60,000	60,145
City of Springfield, 5.000%, 12/1/2022	905,000	979,092
City of Springfield Electric Revenue:
5.000%, 3/1/2028, Call 3/1/2025	1,000,000	1,111,020

5.000%, 3/1/2029, Call 3/1/2025	1,000,000	1,106,830
Cook County Community Consolidated School District No. 65 Evanston:
0.000%, 12/1/2027, Call 12/1/2024	300,000	214,935
0.000%, 12/1/2029, Call 12/1/2024	400,000	258,556
0.000%, 12/1/2030, Call 12/1/2024	1,130,000	694,600
0.000%, 12/1/2031, Call 12/1/2024	1,500,000	873,330
Cook County School District No. 103 Lyons, AGM, 0.000%, 12/1/2021	850,000	786,088
Cook County School District No. 124 Evergreen Park, BAM, 4.000%, 12/1/2020	450,000	463,743
Cook County School District No. 130 Blue Island, 2.350%, 12/1/2028, Call 12/6/2018 (5) (8)	5,000,000	5,000,000
Cook County School District No. 144 Prairie Hills, AGM:
0.000%, 12/1/2028	2,830,000	1,929,551
0.000%, 12/1/2029	2,580,000	1,671,195
Cook County School District No. 63 East Maine, 2.375%, 12/1/2028, Call 12/1/2023 (5) (8)	5,000,000	5,063,950
Cook County School District No. 83 Mannheim, 5.625%, 6/1/2033	2,980,000	3,390,525
Cook County Township High School District No. 201 J Sterling Morton, AMBAC, 0.000%, 12/1/2019	675,000	658,253
Cook County Township High School District No. 220 Reavis, 6.000%, 12/1/2030, Call 12/1/2023	1,000,000	1,143,560
Cook County Township High School District No. 220 Reavis, BAM:
6.000%, 12/1/2031, Call 12/1/2023	2,035,000	2,337,340
6.000%, 12/1/2032, Call 12/1/2023	2,160,000	2,466,850
6.000%, 6/1/2033, Call 12/1/2023	2,235,000	2,552,504
County of Cook:
5.000%, 11/15/2029, Call 11/15/2026	3,270,000	3,619,628
5.000%, 11/15/2030, Call 11/15/2026	2,750,000	3,031,957
5.250%, 11/15/2023, Call 11/15/2020	350,000	368,176
County of Cook, BAM TCRs, 5.000%, 11/15/2023	1,000,000	1,108,770
County of Cook Sales Tax Revenue:
5.250%, 11/15/2035, Call 11/15/2027	1,520,000	1,725,352
5.250%, 11/15/2036, Call 11/15/2027	3,000,000	3,381,840
County of St. Clair:
5.250%, 10/1/2024, Call 10/1/2019	485,000	498,144
5.250%, 10/1/2024, Call 10/1/2019	215,000	220,745
5.250%, 10/1/2027, Call 10/1/2019	835,000	857,628
5.250%, 10/1/2027, Call 10/1/2019	315,000	323,417
County of St. Clair Highway Revenue, 5.500%, 1/1/2038, Call 1/1/2023	825,000	914,793
DeKalb County Community Unit School District No. 424 Genoa-Kingston, AMBAC, 0.000%, 1/1/2020	600,000	584,682
DeKalb County Community Unit School District No. 428 DeKalb:
0.000%, 1/1/2025, Call 7/1/2020	400,000	300,280
0.000%, 1/1/2028, Call 7/1/2020	1,000,000	620,550
DeKalb Kane & LaSalle Counties Community College District No. 523 Kishwaukee, 0.000%, 2/1/2035, Call 2/1/2021	470,000	170,629
DuPage County School District No. 16 Queen Bee, NATL-RE FGIC, 0.000%, 11/1/2019	530,000	517,662
Frankfort Square Park District, AMBAC, 0.000%, 1/1/2022	670,000	593,533
Illinois Development Finance Authority, AGM:
0.000%, 1/1/2020	450,000	440,150
0.000%, 1/1/2020	500,000	487,390
0.000%, 1/1/2021	95,000	90,765
0.000%, 1/1/2021	160,000	152,366
5.150%, 1/1/2019	420,000	420,932
Illinois Finance Authority:
5.000%, 11/15/2023, Call 11/15/2022	215,000	235,044
5.000%, 8/15/2024	250,000	276,103
5.000%, 5/15/2025	1,000,000	1,063,320
5.000%, 11/15/2026, Call 11/15/2025	1,000,000	1,134,550
5.000%, 11/15/2027, Call 11/15/2025	500,000	564,445
5.000%, 11/1/2029, Call 11/1/2026	2,000,000	2,198,380
5.000%, 5/15/2030, Call 5/15/2025	1,000,000	1,024,310
5.000%, 1/1/2036, Call 1/1/2027	2,000,000	2,148,900
5.000%, 12/1/2037, Call 12/1/2027	1,000,000	1,035,140
5.000%, 8/1/2042, Call 8/1/2027	580,000	616,389

5.000%, 5/15/2043, Call 11/15/2028	5,000,000	5,442,200
5.000%, 1/1/2044, Call 1/1/2028	5,000,000	5,311,700
5.000%, 8/1/2046, Call 8/1/2027	515,000	545,385
5.000%, 8/1/2047, Call 8/1/2027	750,000	793,132
5.000%, 12/1/2047, Call 12/1/2027	1,000,000	1,020,320
5.250%, 2/15/2030, Call 2/15/2020	250,000	259,618
6.000%, 10/1/2024, Call 10/1/2021	1,010,000	1,065,318
6.000%, 8/15/2041, Call 8/15/2021	2,665,000	2,888,753
6.875%, 10/1/2043, Call 10/1/2021	3,000,000	3,180,210
Illinois Finance Authority, AGC, 5.250%, 8/15/2019 (11)	250,000	255,783
Illinois Housing Development Authority, GNMA/FNMA/FHLMC, 2.450%, 6/1/2043, Call 1/1/2023	543,756	494,399
Illinois State Toll Highway Authority:
5.000%, 1/1/2028, Call 1/1/2023	1,000,000	1,090,860
5.000%, 1/1/2029, Call 1/1/2023	1,000,000	1,089,650
5.000%, 1/1/2030, Call 1/1/2026	1,000,000	1,126,510
5.000%, 12/1/2032, Call 1/1/2026	7,790,000	8,684,292
JPMorgan Chase Putters/Drivers Trust, 1.840%, 3/29/2019 (5) (8)	4,125,000	4,125,000
Kane & DeKalb Counties Community Unit School District No. 302 Kaneland, NATL-RE, 0.000%, 2/1/2023	5,450,000	4,850,936
Kane Cook & DuPage Counties School District No. U-46 Elgin, AMBAC:
0.000%, 1/1/2023	350,000	317,447
0.000%, 1/1/2023	650,000	578,273
Kane McHenry Cook & De Kalb Counties Unit School District No. 300:
5.000%, 1/1/2023	1,000,000	1,098,580
5.000%, 1/1/2024	1,000,000	1,114,000
5.000%, 1/1/2026, Call 1/1/2025	4,000,000	4,504,360
5.250%, 1/1/2033, Call 1/1/2023	900,000	991,152
Knox & Warren Counties Community Unit School District No. 205 Galesburg, 6.125%, 1/1/2036, Call 1/1/2021	1,435,000	1,531,805
Lake County School District No. 33 Emmons, XLCA:
0.000%, 12/1/2026	525,000	391,356
0.000%, 12/1/2028	335,000	224,417
Lake County School District No. 38 Big Hollow, AMBAC, 0.000%, 2/1/2019	200,000	199,064
Lake County School District No. 56 Gurnee, 5.000%, 1/1/2024	440,000	490,160
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, AGM FGIC, 0.000%, 1/1/2024	500,000	428,370
McHenry & Kane Counties Community Consolidated School District No. 158 Huntley, NATL-RE:
0.000%, 1/1/2021	1,070,000	1,022,299
0.000%, 1/1/2021	830,000	784,591
McHenry County Community Unit School District No. 12 Johnsburg, AGM:
4.000%, 1/1/2019	265,000	265,342
5.000%, 1/1/2020	550,000	565,136
5.000%, 1/1/2021	810,000	846,231
5.000%, 1/1/2022	895,000	951,877
Metropolitan Pier & Exposition Authority, NATL-RE:
0.000%, 6/15/2020	440,000	419,258
0.000%, 12/15/2023	20,000	17,668
0.000%, 12/15/2023	835,000	693,000
0.000%, 6/15/2024	1,000,000	811,610
5.700%, 6/15/2023	1,710,000	1,965,919
5.700%, 6/15/2023	1,820,000	2,015,322
Metropolitan Water Reclamation District of Greater Chicago, 5.000%, 12/1/2031, Call 12/1/2026	3,500,000	3,926,090
Peoria Public Building Commission, AGC, 0.000%, 12/1/2019, Call 6/1/2019	1,000,000	951,810
Railsplitter Tobacco Settlement Authority:
5.000%, 6/1/2027, Call 6/1/2026	2,000,000	2,259,440
5.250%, 6/1/2021	1,120,000	1,194,514
Rib Floater Trust Various States, 1.870%, 8/15/2030, Call 12/31/2018 (5) (8)	5,000,000	5,000,000
Sales Tax Securitization Corp.:
5.000%, 1/1/2029, Call 1/1/2028	1,000,000	1,118,210
5.000%, 1/1/2030, Call 1/1/2028	1,450,000	1,613,052
5.000%, 1/1/2031, Call 1/1/2028	1,000,000	1,105,090
5.250%, 1/1/2043, Call 1/1/2029 (10)	5,000,000	5,496,500

South Suburban College Community School District No. 510, AGC, 0.000%, 12/1/2025	1,000,000	803,150
Southern Illinois University, BAM, 5.000%, 4/1/2026, Call 4/1/2025	1,175,000	1,320,218
Southwestern Illinois Development Authority:
5.000%, 10/15/2029, Call 10/15/2025	1,780,000	1,943,564
5.000%, 10/15/2032, Call 10/15/2025	1,335,000	1,448,341
Southwestern Illinois Development Authority, AGC, 5.750%, 2/1/2029, Call 2/1/2019	1,025,000	1,031,416
St. Clair County Community Unit School District No. 187 Cahokia, AGM, 5.000%, 1/1/2020	630,000	648,087
St. Louis Regional Airport Authority, 6.000%, 12/1/2024, Call 12/17/2018	745,000	746,103
State of Illinois:
5.000%, 3/1/2020	500,000	512,510
5.000%, 4/1/2024, Call 4/1/2023	500,000	523,495
5.000%, 11/1/2025	7,000,000	7,427,280
5.000%, 2/1/2027	1,000,000	1,058,970
5.000%, 10/1/2028	4,700,000	4,976,548
5.000%, 2/1/2029, Call 2/1/2027	1,000,000	1,049,090
5.000%, 6/15/2034, Call 6/15/2028	5,000,000	5,331,650
5.250%, 6/15/2034, Call 6/15/2019	3,715,000	3,781,164
6.500%, 6/15/2022	250,000	261,510
State of Illinois, AGM, 5.000%, 4/1/2028, Call 4/1/2023	3,205,000	3,426,786
Tazewell County School District No. 51 Washington Central, NATL-RE, 9.000%, 12/1/2025	165,000	222,674
Tender Option Bond Trust Receipts/Certificates, 1.870%, 4/1/2046, Call 4/1/2027 (5) (8)	5,000,000	5,000,000
Town of Cicero, AGM:
5.000%, 1/1/2020	1,000,000	1,027,630
5.000%, 1/1/2021	1,000,000	1,048,240
Village of Bolingbrook, AGM, 5.000%, 1/1/2025, Call 1/1/2020	1,425,000	1,460,326
Village of Elwood, AGC:
0.000%, 3/1/2024, Call 3/1/2019	250,000	189,510
0.000%, 3/1/2026, Call 3/1/2019	1,280,000	867,046
Village of Franklin Park, BAM:
4.000%, 10/1/2019	420,000	426,136
4.000%, 10/1/2020	615,000	633,678
5.000%, 10/1/2022, Call 10/1/2021	730,000	780,531
5.000%, 10/1/2023, Call 10/1/2021	685,000	731,642
5.000%, 10/1/2024, Call 10/1/2021	425,000	453,700
5.000%, 10/1/2025, Call 10/1/2021	920,000	982,128
Village of Justice, AMBAC, 0.000%, 1/1/2021	635,000	595,370
Will & Kankakee Counties School District No. 255:
5.000%, 6/1/2026, Call 6/1/2025	500,000	549,025
5.000%, 6/1/2029, Call 6/1/2025	600,000	650,082
Will County Community High School District No. 210 Lincoln-Way:
5.000%, 1/1/2027, Call 1/1/2023	1,250,000	1,254,062
5.000%, 1/1/2028, Call 1/1/2023	3,500,000	3,499,860
5.000%, 1/1/2030, Call 1/1/2023	2,000,000	1,979,820
Will County Community School District No. 161 Summit Hill, NATL-RE, 0.000%, 1/1/2019	695,000	693,693
Will County Community Unit School District No. 201-U Crete-Monee, NATL-RE:
0.000%, 11/1/2020	245,000	235,202
0.000%, 11/1/2020	1,755,000	1,670,269
0.000%, 11/1/2021	55,000	51,432
0.000%, 11/1/2021	245,000	226,162
0.000%, 11/1/2022	60,000	54,511
0.000%, 11/1/2022	190,000	169,714
Will County Community Unit School District No. 209-U Wilmington, NATL-RE, 5.750%, 1/1/2023, Call 1/15/2019	545,000	546,526
Will County School District No. 114 Manhattan, NATL-RE:
0.000%, 12/1/2020	550,000	519,552
0.000%, 12/1/2020	630,000	603,609
0.000%, 12/1/2023	1,600,000	1,357,488
Will County Township High School District No. 204 Joliet, 6.250%, 1/1/2031, Call 1/1/2021	500,000	538,030

Will Grundy Counties Community College District No. 525, 5.250%, 6/1/2036, Call 12/1/2023	3,400,000	3,775,360
Williamson County Community Unit School District No. 5 Carterville, AGC:
0.000%, 1/1/2029, Call 1/1/2019	300,000	168,306
0.000%, 1/1/2033, Call 1/1/2019	1,000,000	421,890
0.000%, 1/1/2034, Call 1/1/2019	1,000,000	390,990
Winnebago & Boone Counties School District No. 205 Rockford:
0.000%, 2/1/2020	500,000	485,480
4.000%, 2/1/2027, Call 2/1/2023	4,680,000	4,877,075

		286,616,680
Indiana - 2.0%
Carmel Redevelopment Authority, 5.000%, 7/1/2023, Call 7/1/2020	350,000	366,363
City of Rockport, 3.050%, 6/1/2025	2,100,000	2,076,795
Fishers Redevelopment District:
5.125%, 7/15/2026, Call 1/15/2020	1,875,000	1,942,350
5.250%, 7/15/2023, Call 1/15/2020	1,605,000	1,664,850
Frankfort High School Elementary School Building Corp., 5.000%, 7/15/2025	115,000	131,919
Franklin Township-Marion County Multiple School Building Corp., SAW:
5.000%, 7/10/2021	580,000	623,564
5.000%, 7/15/2029, Call 1/15/2023	2,565,000	2,807,829
Indiana Bond Bank, 2.350%, (SIFMA Municipal Swap Index Yield), 10/15/2022 (8)	1,650,000	1,644,934
Indiana Finance Authority:
1.850%, 12/03/18 (8) (10)	2,000,000	2,000,000
3.000%, 7/1/2019	250,000	251,463
5.000%, 8/15/2020	700,000	719,418
5.000%, 10/1/2022	300,000	324,267
5.000%, 10/1/2023	400,000	437,580
5.000%, 10/1/2024, Call 10/1/2023	275,000	301,037
5.000%, 5/1/2029, Call 5/1/2022	130,000	142,201
5.000%, 5/1/2029, Call 5/1/2022	3,940,000	4,247,950
5.250%, 10/1/2024, Call 10/1/2021	710,000	769,633
5.250%, 10/1/2031, Call 10/1/2021	2,190,000	2,365,178
5.250%, 11/15/2046, Call 11/15/2026	2,500,000	2,602,025
5.500%, 5/1/2024, Call 5/1/2019	825,000	836,830
5.500%, 5/1/2024, Call 5/1/2019	175,000	177,510
Indiana Housing & Community Development Authority, GNMA/FNMA/FHLMC, 1.890%, 7/1/2047, Call 12/18/2018 (8)	2,550,000	2,550,000
Indiana Municipal Power Agency, 5.250%, 1/1/2024, Call 1/1/2019	500,000	501,325
Indianapolis Local Public Improvement Bond Bank:
5.000%, 1/1/2021	175,000	185,374
5.000%, 1/1/2022, Call 1/1/2021	200,000	211,102
5.750%, 1/1/2038, Call 1/1/2019	345,000	346,045
Indianapolis Local Public Improvement Bond Bank, NATL-RE, 5.250%, 7/1/2022	500,000	551,790
Marion High School Building Corp., SAW:
4.000%, 7/15/2019	455,000	460,656
4.000%, 7/15/2020, Call 1/15/2020	935,000	953,298
4.000%, 7/15/2021, Call 1/15/2020	375,000	382,005
Portage Redevelopment District:
5.000%, 1/15/2023	280,000	304,494
5.000%, 1/15/2024	215,000	237,046
Porter County Jail Building Corp., AGM, 5.500%, 7/10/2021	160,000	166,075
Rush County Elementary School Building Corp., SAW, 5.250%, 7/15/2021, Call 1/15/2019	565,000	567,277
Steuben Lakes Regional Waste District, 5.000%, 9/1/2024, Call 9/1/2023	1,225,000	1,355,756

		35,205,939
Iowa - 0.4%
Iowa Finance Authority:
5.000%, 5/15/2036, Call 5/15/2026	4,000,000	4,145,760
5.000%, 5/15/2043, Call 5/15/2027	1,000,000	1,029,120
Johnston Community School District, AGM, 5.000%, 7/1/2027, Call 7/1/2022	1,455,000	1,569,843

		6,744,723
Kansas - 0.2%
Kansas Development Finance Authority:
5.000%, 11/15/2020, Call 11/15/2019	35,000	35,953

5.000%, 11/15/2020, Call 11/15/2019	765,000	785,617
5.000%, 3/1/2031, Call 3/1/2020	1,000,000	1,032,310
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.000%, 9/1/2032, Call 9/1/2022	1,000,000	1,085,720

		2,939,600
Kentucky - 1.3%
Kentucky Asset Liability Commission:
5.000%, 9/1/2024	1,000,000	1,129,710
5.000%, 9/1/2025	1,250,000	1,432,313
Kentucky Economic Development Finance Authority:
1.850%, 12/3/2018 (8) (10)	4,750,000	4,750,000
5.000%, 8/15/2041, Call 8/15/2027	3,500,000	3,658,830
Louisville/Jefferson County Metropolitan Government:
5.000%, 10/1/2030, Call 10/1/2026	1,300,000	1,446,536
5.000%, 10/1/2031, Call 10/1/2026	3,500,000	3,876,810
Paducah Electric Plant Board, AGC, 5.000%, 10/1/2023, Call 4/1/2019	100,000	101,032
Paducah Electric Plant Board, AGM:
5.000%, 10/1/2027, Call 10/1/2026	2,000,000	2,252,380
5.000%, 10/1/2028, Call 10/1/2026	1,850,000	2,070,797
Pulaski County Public Properties Corp., 5.500%, 12/1/2024, Call 12/1/2018	260,000	260,000
Tender Option Bond Trust Receipts/Certificates, 1.890%, 4/1/2032, Call 4/1/2027 (5) (8)	1,000,000	1,000,000

		21,978,408
Louisiana - 2.1%
City of Bossier City Utilities Revenue, 5.000%, 10/1/2031, Call 10/1/2024	1,160,000	1,316,716
City of New Orleans Sewerage Service Revenue:
5.000%, 6/1/2021	800,000	851,808
5.000%, 6/1/2022	450,000	489,371
5.000%, 6/1/2023	500,000	554,055
5.000%, 6/1/2026, Call 6/1/2025	150,000	170,331
5.000%, 6/1/2027, Call 6/1/2025	200,000	225,710
5.000%, 6/1/2029, Call 6/1/2025	200,000	223,948
City of New Orleans Water System Revenue:
5.000%, 12/1/2021	500,000	536,840
5.000%, 12/1/2022	725,000	793,817
5.000%, 12/1/2024	765,000	862,300
5.000%, 12/1/2026, Call 12/1/2025	240,000	273,960
5.000%, 12/1/2029, Call 12/1/2025	350,000	393,841
City of Shreveport Water & Sewer Revenue, BAM, 4.000%, 12/1/2025, Call 12/1/2024	2,210,000	2,362,822
Lafayette Public Trust Financing Authority, AGM:
4.000%, 10/1/2020	690,000	713,087
4.000%, 10/1/2021	675,000	707,373
Louisiana Housing Corp., GNMA COLL, 4.750%, 6/1/2027, Call 6/1/2020	595,000	611,511
Louisiana Public Facilities Authority:
3.375%, 9/1/2028, Call 3/1/2021	2,440,000	2,397,105
5.000%, 5/15/2042, Call 5/15/2027	2,500,000	2,675,500
Louisiana Stadium & Exposition District, 5.000%, 7/1/2023	800,000	891,064
New Orleans Aviation Board:
5.000%, 1/1/2043, Call 1/1/2027	1,500,000	1,644,690
5.000%, 1/1/2048, Call 1/1/2027	1,855,000	2,025,642
Parish of St. Bernard:
4.000%, 3/1/2020	3,470,000	3,549,428
4.000%, 3/1/2021	3,585,000	3,695,884
Parish of St. James, 1.960%, 11/1/2040, Call 12/18/2018 (8)	6,000,000	6,000,000
Port New Orleans Board of Commissioners, 5.000%, 4/1/2032, Call 4/1/2023	725,000	772,560
Regional Transit Authority, NATL-RE, 0.000%, 12/1/2021	210,000	179,275
Terrebonne Parish Consolidated Government, 5.875%, 3/1/2024, Call 3/1/2019	495,000	499,930

		35,418,568
Maine - 0.8%
City of Portland General Airport Revenue, 5.000%, 7/1/2022	300,000	324,957
Maine Health & Higher Educational Facilities Authority, 5.000%, 7/1/2043, Call 7/1/2028	3,500,000	3,855,145
Maine State Housing Authority, 3.850%, 11/15/2029, Call 11/15/2021	7,025,000	7,116,746

Maine Turnpike Authority, 5.000%, 7/1/2029, Call 7/1/2022	1,500,000	1,634,430

		12,931,278
Maryland - 0.7%
City of Rockville:
5.000%, 11/1/2030, Call 11/1/2024	765,000	812,989
5.000%, 11/1/2037, Call 11/1/2024	1,000,000	1,036,320
5.000%, 11/1/2042, Call 11/1/2024	1,000,000	1,028,190
Maryland Health & Higher Educational Facilities Authority, 5.750%, 7/1/2034, Call 7/1/2021	775,000	844,719
Maryland Industrial Development Financing Authority, 1.840%, 3/1/2030, Call 12/18/2018 (8)	5,000,000	5,000,000
Montgomery County Housing Opportunities Commission:
5.000%, 7/1/2031, Call 7/1/2020	655,000	675,095
5.125%, 7/1/2037, Call 7/1/2020	3,110,000	3,197,298

		12,594,611
Massachusetts - 1.3%
Commonwealth of Massachusetts, 5.250%, 9/1/2043, Call 9/1/2028	5,000,000	5,788,300
Massachusetts Bay Transportation Authority, 5.000%, 7/1/2046, Call 7/1/2027	4,465,000	4,974,814
Massachusetts Development Finance Agency:
5.000%, 7/1/2025, Call 7/1/2021	1,425,000	1,521,843
5.000%, 7/1/2027, Call 7/1/2025	125,000	143,591
5.000%, 7/1/2037, Call 7/1/2027	1,400,000	1,465,534
5.000%, 10/1/2037, Call 10/1/2022 (5)	500,000	513,245
5.000%, 10/1/2047, Call 10/1/2022 (5)	500,000	506,735
Massachusetts Educational Financing Authority:
5.000%, 7/1/2025, Call 7/1/2022 (13)	500,000	526,115
5.250%, 1/1/2019	445,000	446,121
5.250%, 1/1/2019 (13)	1,150,000	1,152,346
Massachusetts Health & Educational Facilities Authority, 5.000%, 7/1/2024, Call 7/1/2019	3,105,000	3,157,506
Massachusetts Housing Finance Agency, 3.700%, 12/1/2027, Call 6/1/2022 (13)	635,000	635,330
Massachusetts School Building Authority, 5.000%, 8/15/2030, Call 8/15/2022	815,000	887,706

		21,719,186
Michigan - 3.8%
Alma Public Schools, Q-SBLF, 5.000%, 5/1/2021	890,000	949,559
Bay City School District, Q-SBLF:
5.000%, 11/1/2027, Call 5/1/2024	645,000	720,994
5.000%, 11/1/2028, Call 5/1/2024	1,305,000	1,455,975
Caledonia Community Schools, Q-SBLF:
5.000%, 5/1/2025	600,000	687,006
5.000%, 5/1/2026	500,000	576,330
Carman-Ainsworth Community School District, BAM, 5.000%, 5/1/2020	375,000	390,326
Charter Township of Northville:
4.000%, 4/1/2021	400,000	415,420
4.000%, 4/1/2022	240,000	252,091
Chippewa Valley Schools, Q-SBLF, 5.000%, 5/1/2027, Call 11/1/2025	20,000	23,147
City of Detroit Sewage Disposal System Revenue, NATL-RE, 0.000%, 7/1/2020	110,000	105,877
City of Wyandotte Electric System Revenue, BAM:
5.000%, 10/1/2020	200,000	208,386
5.000%, 10/1/2021	290,000	307,707
5.000%, 10/1/2022	290,000	313,241
5.000%, 10/1/2023	250,000	274,432
5.000%, 10/1/2024	300,000	333,648
Coloma Community School District, Q-SBLF, 3.000%, 5/1/2021	905,000	923,091
Comstock Park Public Schools, Q-SBLF, 5.000%, 5/1/2028, Call 5/1/2021	400,000	424,828
Detroit City School District, AGM Q-SBLF, 5.250%, 5/1/2026	300,000	346,446
Dundee Community Schools, Q-SBLF:
5.000%, 5/1/2022	1,200,000	1,309,368
5.000%, 5/1/2025	1,000,000	1,145,010
Fitzgerald Public School District, BAM, 4.000%, 5/1/2019	2,065,000	2,077,948
Fraser Public School District, Q-SBLF:
5.000%, 5/1/2021	1,000,000	1,068,380
5.000%, 5/1/2022	1,000,000	1,091,140
5.000%, 5/1/2025	1,700,000	1,946,517

Great Lakes Water Authority Sewage Disposal System Revenue, 5.000%, 7/1/2029	3,600,000	4,271,904
Grosse Ile Township School District, Q-SBLF:
5.000%, 5/1/2026, Call 5/1/2025	200,000	228,748
5.000%, 5/1/2027, Call 5/1/2025	230,000	261,312
Hartland Consolidated Schools, AGM Q-SBLF:
5.250%, 5/1/2026, Call 5/1/2021	1,625,000	1,737,304
5.250%, 5/1/2027, Call 5/1/2021	600,000	641,028
5.250%, 5/1/2028, Call 5/1/2021	1,575,000	1,681,549
Howell Public Schools, Q-SBLF, 4.250%, 5/1/2024, Call 5/1/2022	1,000,000	1,059,950
Jackson County Hospital Finance Authority, AGC, 4.500%, 6/1/2026, Call 6/1/2020	415,000	430,110
Jenison Public Schools:
5.000%, 5/1/2021	500,000	532,490
5.000%, 5/1/2022, Call 5/1/2021	560,000	599,575
Kent Hospital Finance Authority, 5.000%, 11/15/2029, Call 11/15/2021	1,000,000	1,069,770
Lansing Board of Water & Light, 5.000%, 7/1/2037, Call 7/1/2021	1,000,000	1,061,000
Lansing School District, Q-SBLF:
5.000%, 5/1/2019	1,000,000	1,012,940
5.000%, 5/1/2020	1,825,000	1,903,475
Livonia Public Schools School District, BAM, 5.000%, 5/1/2021	1,600,000	1,698,160
Marshall Public Schools, Q-SBLF:
4.000%, 11/1/2028, Call 5/1/2025	1,380,000	1,458,550
4.000%, 11/1/2029, Call 5/1/2025	940,000	987,028
Mattawan Consolidated School District, Q-SBLF, 5.000%, 5/1/2019	215,000	217,711
Michigan Finance Authority:
5.000%, 11/1/2020	2,000,000	2,105,600
5.000%, 7/1/2026, Call 7/1/2025	175,000	196,702
5.000%, 7/1/2027, Call 7/1/2025	600,000	671,208
5.000%, 7/1/2029, Call 7/1/2025	950,000	1,058,148
5.000%, 7/1/2032, Call 7/1/2025	1,500,000	1,652,265
5.000%, 7/1/2034, Call 7/1/2025	500,000	545,465
5.000%, 12/1/2035, Call 12/1/2027	1,000,000	1,123,760
5.000%, 11/15/2041, Call 11/15/2026	1,000,000	1,072,190
Michigan Finance Authority, AGM:
5.000%, 7/1/2029, Call 7/1/2024	1,500,000	1,663,965
5.000%, 7/1/2030, Call 7/1/2024	1,500,000	1,659,930
Michigan State Housing Development Authority, 5.625%, 10/1/2031, Call 10/1/2020	850,000	893,324
Michigan Strategic Fund, 5.000%, 12/31/2043, Call 12/31/2028	3,400,000	3,625,080
North Branch Area Schools, Q-SBLF, 5.000%, 5/1/2024	200,000	226,148
Plymouth-Canton Community School District, Q-SBLF, 5.000%, 5/1/2021	450,000	480,114
Redford Union School District No. 1, AMBAC Q-SBLF, 5.000%, 5/1/2022	250,000	263,713
River Rouge School District, Q-SBLF:
5.000%, 5/1/2020	1,700,000	1,771,893
5.000%, 5/1/2021	1,155,000	1,232,293
Taylor Tax Increment Finance Authority, AGM:
3.000%, 5/1/2019	340,000	341,091
3.250%, 5/1/2020	90,000	91,190
Wayne County Airport Authority:
5.000%, 12/1/2026, Call 12/1/2025 (13)	3,000,000	3,387,870
5.000%, 12/1/2030, Call 12/1/2025	1,250,000	1,410,775
Western Township Utilities Authority, 4.000%, 1/1/2021	1,200,000	1,241,928

		64,914,123
Minnesota - 0.3%
City of Minneapolis St. Paul Housing & Redevelopment Authority:
4.000%, 8/15/2019	445,000	450,438
5.250%, 8/15/2025, Call 8/15/2020	275,000	288,516
City of Minneapolis St. Paul Housing & Redevelopment Authority, AGM, 5.000%, 8/15/2025, Call 8/15/2020	215,000	224,385
Duluth Economic Development Authority, 5.000%, 2/15/2043, Call 2/15/2028	1,000,000	1,075,470
Minnesota Higher Education Facilities Authority, 5.000%, 10/1/2019	400,000	409,692
Minnesota Housing Finance Agency, GNMA COLL, 2.600%, 9/1/2042, Call 7/1/2022	740,975	684,283
Minnesota Housing Finance Agency, GNMA/FNMA/FHLMC:
2.250%, 12/1/2042, Call 1/1/2022	493,581	444,144
3.900%, 7/1/2030, Call 1/1/2022	525,000	533,978

5.000%, 1/1/2031, Call 7/1/2021	575,000	596,827

		4,707,733
Mississippi - 0.4%
Mississippi Development Bank:
3.125%, 10/1/2023	170,000	170,313
5.000%, 10/1/2023	2,390,000	2,578,428
5.000%, 1/1/2027, Call 1/1/2022	1,200,000	1,304,208
Mississippi State University Educational Building Corp., 5.000%, 11/1/2022	135,000	148,539
West Rankin Utility Authority, AGM, 5.000%, 1/1/2048, Call 1/1/2028	2,000,000	2,182,700

		6,384,188
Missouri - 1.5%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, 5.000%, 10/1/2033, Call 10/1/2022	4,000,000	4,375,320
Chesterfield Valley Transportation Development District:
4.000%, 5/15/2019	475,000	479,094
5.000%, 5/15/2020	125,000	130,066
5.000%, 5/15/2021	490,000	517,264
City of Kansas City:
5.000%, 9/1/2021, Call 9/1/2019	500,000	510,545
5.000%, 9/1/2023, Call 9/1/2019	300,000	306,327
5.000%, 10/1/2026, Call 10/1/2025	120,000	137,416
5.000%, 10/1/2028, Call 10/1/2025	115,000	131,073
5.000%, 9/1/2032, Call 9/1/2019	1,000,000	1,020,640
City of St. Louis, 3.000%, 5/30/2019	1,000,000	1,004,330
Health & Educational Facilities Authority of the State of Missouri:
5.000%, 2/1/2024, Call 2/1/2021	1,050,000	1,084,629
5.000%, 2/1/2032, Call 2/1/2026	1,000,000	1,050,230
5.000%, 11/15/2034, Call 5/15/2026	3,000,000	3,300,810
5.250%, 10/1/2031, Call 10/1/2021	1,000,000	1,074,300
Independence School District, SAW, 5.250%, 3/1/2030, Call 3/1/2021	2,000,000	2,133,100
Joplin Industrial Development Authority, 5.000%, 2/15/2020	330,000	341,405
Lees Summit Industrial Development Authority:
5.000%, 8/15/2036, Call 8/15/2024	1,000,000	1,008,830
5.000%, 8/15/2046, Call 8/15/2024	2,000,000	1,952,960
Missouri Housing Development Commission, GNMA/FNMA/FHLMC:
3.800%, 5/1/2025, Call 5/1/2021	575,000	587,886
4.000%, 5/1/2027, Call 5/1/2021	560,000	570,550
5.000%, 11/1/2027, Call 11/1/2019	140,000	143,058
Missouri State Environmental Improvement & Energy Resources Authority:
5.750%, 1/1/2029, Call 1/1/2019	685,000	687,048
5.750%, 1/1/2029, Call 1/1/2019	65,000	65,186
St. Louis County Industrial Development Authority, 5.000%, 9/1/2048, Call 9/1/2027	1,000,000	980,200
Stone County Reorganized School District No. 4 Reeds Spring, SAW:
5.000%, 3/1/2030, Call 3/1/2020	1,000,000	1,034,580
5.000%, 3/1/2031, Call 3/1/2020	750,000	775,935
5.000%, 3/1/2032, Call 3/1/2020	1,000,000	1,034,580

		26,437,362
Nebraska - 0.3%
Central Plains Energy Project, 5.000%, 8/1/2039, Call 12/1/2019 (8)	1,000,000	1,025,920
Hospital Authority No. 1 of Lancaster County, 5.500%, 1/1/2030, Call 1/1/2020	1,000,000	1,031,450
Nebraska Public Power District, 5.000%, 1/1/2032, Call 1/1/2022	1,000,000	1,071,480
Omaha-Douglas Public Building Commission:
5.000%, 5/1/2026, Call 5/1/2022	825,000	897,641
5.000%, 5/1/2027, Call 5/1/2022	585,000	635,907
5.000%, 5/1/2028, Call 5/1/2022	550,000	597,861
5.000%, 5/1/2029, Call 5/1/2022	660,000	717,209

		5,977,468
Nevada - 1.2%
City of North Las Vegas NV, AGM, 5.000%, 6/1/2023	1,000,000	1,105,860
County of Clark, 5.000%, 7/1/2028, Call 7/1/2019	2,180,000	2,220,068
County of Clark Department of Aviation:
5.000%, 7/1/2029, Call 7/1/2024	1,200,000	1,339,212
5.000%, 7/1/2030, Call 7/1/2024	1,000,000	1,113,820
5.000%, 7/1/2040, Call 7/1/2027	4,000,000	4,470,680

County of Washoe:
5.000%, 2/1/2033, Call 2/1/2019	3,920,000	3,936,974
5.500%, 2/1/2028, Call 2/1/2019	1,000,000	1,005,380
Las Vegas Valley Water District, 5.000%, 6/1/2028, Call 6/1/2022	5,115,000	5,566,092

		20,758,086
New Hampshire - 0.0%
New Hampshire Housing Finance Authority, 4.800%, 7/1/2028, Call 1/1/2022	720,000	724,176
New Jersey - 3.8%
Lyndhurst Township School District, School Bond Gty, 3.000%, 9/13/2019	3,000,000	3,018,120
New Jersey Economic Development Authority:
5.000%, 6/15/2019	3,000,000	3,042,600
5.000%, 6/15/2020	1,500,000	1,556,415
5.000%, 11/1/2021	4,600,000	4,902,588
5.500%, 6/15/2030, Call 12/15/2026	2,500,000	2,793,375
New Jersey Higher Education Student Assistance Authority, 4.875%, 12/1/2024, Call 12/1/2019	5,520,000	5,649,941
New Jersey Housing & Mortgage Finance Agency, 4.250%, 10/1/2032, Call 10/1/2021	200,000	203,414
New Jersey Transportation Trust Fund Authority:
2.690%, (SIFMA Municipal Swap Index Yield), 12/15/2019, Call 6/15/2019 (8)	5,000,000	5,006,600
5.000%, 6/15/2022	500,000	538,180
5.000%, 6/15/2030, Call 6/15/2026	1,000,000	1,101,240
5.000%, 6/15/2031, Call 6/15/2026	1,000,000	1,096,740
5.000%, 6/15/2032, Call 12/15/2024	5,000,000	5,334,850
5.250%, 12/15/2023	240,000	265,579
New Jersey Transportation Trust Fund Authority, BAM TCRs:
5.000%, 6/15/2028, Call 6/15/2022	5,000,000	5,312,900
5.000%, 6/15/2033, Call 6/15/2022	3,000,000	3,161,790
5.250%, 6/15/2033, Call 6/15/2023	5,635,000	6,084,785
New Jersey Transportation Trust Fund Authority, BHAC AMBAC, 0.000%, 12/15/2024	440,000	368,333
New Jersey Turnpike Authority:
5.000%, 1/1/2031, Call 1/1/2025	500,000	557,415
5.000%, 1/1/2032, Call 7/1/2022	3,440,000	3,790,536
5.000%, 1/1/2035, Call 1/1/2022	1,685,000	1,834,999
Tobacco Settlement Financing Corp.:
5.000%, 6/1/2031, Call 6/1/2028	2,750,000	3,038,585
5.000%, 6/1/2032, Call 6/1/2028	2,000,000	2,199,780
5.000%, 6/1/2033, Call 6/1/2028	1,500,000	1,642,305
5.000%, 6/1/2046, Call 6/1/2028	2,500,000	2,589,825

		65,090,895
New Mexico - 0.8%
City of Santa Fe, 4.000%, 6/1/2025, Call 6/1/2022	655,000	688,680
New Mexico Mortgage Finance Authority, GNMA COLL, 2.600%, 2/1/2043, Call 1/1/2023	763,306	706,570
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC:
4.500%, 9/1/2024, Call 9/1/2019	175,000	176,279
4.625%, 3/1/2028, Call 9/1/2021	490,000	501,094
5.350%, 3/1/2030, Call 9/1/2020	1,170,000	1,215,326
5.650%, 9/1/2039, Call 3/1/2019	30,000	30,175
New Mexico Municipal Energy Acquisition Authority, 2.291%, (LIBOR 1 Month), 8/1/2019, Call 2/1/2019 (8)	10,000,000	10,002,300

		13,320,424
New York - 4.8%
Albany Capital Resource Corp.:
5.000%, 12/1/2023	150,000	166,602
5.000%, 12/1/2024	200,000	225,408
BB&T Municipal Trust, 2.490%, (SIFMA Municipal Swap Index Yield), 11/15/2019 (5) (8)	121,079	121,092
Buffalo & Erie County Industrial Land Development Corp.:
5.000%, 6/1/2035, Call 6/1/2024	1,000,000	1,060,750
5.000%, 8/1/2037, Call 8/1/2027	1,300,000	1,346,111
5.000%, 8/1/2047, Call 8/1/2027	1,000,000	1,024,140

City of New York:
5.000%, 3/1/2037, Call 3/1/2028	1,120,000	1,267,683
5.250%, 3/1/2034, Call 3/1/2028	3,000,000	3,512,070
5.250%, 3/1/2035, Call 3/1/2028	2,500,000	2,915,800
City of New York, AGC, 2.080%, 10/1/2021, Call 12/3/2018 (8) (9)	400,000	400,000
Long Island Power Authority, 2.360%, (LIBOR 1 Month), 10/1/2023, Call 10/1/2022 (8)	5,000,000	5,005,450
Metropolitan Transportation Authority:
2.140%, (SIFMA Municipal Swap Index Yield), 11/15/2022 (8)	1,000,000	994,340
5.000%, 11/15/2034, Call 5/15/2028	1,815,000	2,041,693
5.000%, 11/15/2036, Call 11/15/2026	2,325,000	2,560,011
New York City Transitional Finance Authority Future Tax Secured Revenue:
5.000%, 11/1/2024, Call 11/1/2022	5,715,000	6,290,729
5.000%, 11/1/2026, Call 5/1/2025	1,000,000	1,150,360
5.000%, 11/1/2026, Call 5/1/2025	2,000,000	2,300,720
5.000%, 8/1/2034, Call 8/1/2026	4,000,000	4,508,600
5.000%, 8/1/2036, Call 8/1/2028	5,555,000	6,360,031
5.000%, 5/1/2038, Call 5/1/2027	4,000,000	4,489,400
5.250%, 8/1/2037, Call 8/1/2028	3,500,000	4,079,285
New York City Water & Sewer System:
5.000%, 6/15/2028, Call 6/15/2024	500,000	561,165
5.000%, 6/15/2029, Call 6/15/2024	600,000	670,776
New York Convention Center Development Corp., 0.000%, 11/15/2032	1,250,000	731,375
New York State Dormitory Authority:
5.000%, 3/15/2027, Call 3/15/2022	7,555,000	8,188,260
5.000%, 3/15/2028, Call 3/15/2019	625,000	630,675
5.000%, 12/1/2035, Call 6/1/2027 (5)	500,000	539,000
5.000%, 12/1/2037, Call 6/1/2027 (5)	500,000	536,085
6.000%, 7/1/2038, Call 7/1/2020	1,000,000	1,043,590
New York State Dormitory Authority, NATL-RE, 4.340%, 7/1/2029, Call 12/3/2018 (8) (9)	2,600,000	2,600,000
New York State Urban Development Corp., 5.000%, 3/15/2028, Call 3/15/2023	1,000,000	1,105,130
New York Transportation Development Corp., AGM, 4.000%, 7/1/2032, Call 7/1/2024 (13)	2,500,000	2,549,900
Nuveen New York AMT-Free Quality Municipal Income Fund, 1.990%, 5/1/2047, Call 12/18/2018 (5) (8)	5,000,000	5,000,000
State of New York Mortgage Agency, 5.000%, 10/1/2019	500,000	512,155
Triborough Bridge & Tunnel Authority:
1.897%, (SOFR + 43 basis points), 9/26/19 (8)	1,500,000	1,500,615
5.000%, 11/15/2037, Call 11/15/2028	1,500,000	1,725,690
TSASC, Inc.:
5.000%, 6/1/2036, Call 6/1/2027	1,000,000	1,066,940
5.000%, 6/1/2041, Call 6/1/2027	1,000,000	1,021,500
Westchester Tobacco Asset Securitization, 5.000%, 6/1/2021	500,000	529,145

		82,332,276
North Carolina - 0.7%
County of Catawba:
4.000%, 10/1/2025, Call 10/1/2021	585,000	607,639
5.000%, 10/1/2023, Call 10/1/2021	1,000,000	1,075,690
5.000%, 10/1/2024, Call 10/1/2021	835,000	897,725
County of Cumberland, 5.125%, 12/1/2028, Call 12/1/2019	250,000	258,057
County of Union:
5.000%, 12/1/2026, Call 6/1/2023	1,390,000	1,535,533
5.000%, 12/1/2027, Call 6/1/2023	1,645,000	1,815,011
North Carolina Eastern Municipal Power Agency, AGC, 6.000%, 1/1/2019	95,000	95,306
North Carolina Housing Finance Agency, 4.250%, 1/1/2028, Call 7/1/2021	210,000	213,356
North Carolina Medical Care Commission:
4.000%, 6/1/2020	470,000	483,118
5.000%, 6/1/2027, Call 6/1/2022	500,000	543,395
North Carolina Turnpike Authority, 5.000%, 7/1/2047, Call 7/1/2026	750,000	797,565
Orange County Public Facilities Co., 5.000%, 10/1/2026, Call 10/1/2022	1,130,000	1,251,125
Raleigh Durham Airport Authority, 5.000%, 5/1/2036, Call 5/1/2020	1,690,000	1,752,395

		11,325,915
North Dakota - 1.5%

Barnes County North Public School District Building Authority:
4.000%, 5/1/2021	635,000	658,927
4.500%, 5/1/2030, Call 5/1/2021	1,515,000	1,542,285
4.500%, 5/1/2033, Call 5/1/2021	1,850,000	1,872,681
City of Dickinson, 5.000%, 10/1/2025, Call 10/1/2021	2,240,000	2,358,518
City of Grand Forks:
4.000%, 12/1/2019	535,000	544,368
5.000%, 12/1/2032, Call 12/1/2021	1,000,000	1,047,610
City of West Fargo, 3.000%, 5/1/2023, Call 12/31/2018	185,000	185,072
County of Ward:
5.000%, 6/1/2034, Call 6/1/2028	2,500,000	2,681,900
5.000%, 6/1/2043, Call 6/1/2028	2,500,000	2,594,075
North Dakota Housing Finance Agency, 5.250%, 1/1/2029, Call 7/1/2019	110,000	111,210
North Dakota Public Finance Authority:
4.000%, 6/1/2023	2,440,000	2,605,944
4.000%, 6/1/2024, Call 6/1/2023	2,190,000	2,331,255
4.000%, 6/1/2025, Call 6/1/2023	1,145,000	1,216,082
Williston Parks & Recreation District:
4.500%, 3/1/2020	1,205,000	1,212,893
4.500%, 3/1/2025, Call 3/1/2021	2,525,000	2,501,820
4.625%, 3/1/2026, Call 3/1/2021	2,620,000	2,581,041

		26,045,681
Ohio - 3.1%
Akron Bath Copley Joint Township Hospital District, 5.000%, 11/15/2021	1,000,000	1,066,540
City of Cleveland Airport System Revenue, AGM:
5.000%, 1/1/2030, Call 1/1/2022	3,900,000	4,174,014
5.000%, 1/1/2031, Call 1/1/2022	1,000,000	1,069,340
City of Cleveland Airport System Revenue, MAC:
5.000%, 1/1/2022, Call 1/1/2021	2,320,000	2,448,296
5.000%, 1/1/2031, Call 1/1/2022	1,270,000	1,358,062
City of Cleveland Income Tax Revenue:
5.000%, 10/1/2024, Call 10/1/2022	460,000	508,236
5.000%, 10/1/2028, Call 10/1/2022	1,075,000	1,187,724
5.000%, 10/1/2029, Call 10/1/2022	1,130,000	1,248,492
5.000%, 10/1/2029, Call 10/1/2022	2,290,000	2,530,129
City of Middleburg Heights, 5.125%, 8/1/2031, Call 8/1/2021	1,000,000	1,070,970
Cleveland Department of Public Utilities Division of Water:
4.000%, 1/1/2028, Call 1/1/2024	500,000	530,140
4.000%, 1/1/2029, Call 1/1/2024	1,000,000	1,055,900
4.000%, 1/1/2030, Call 1/1/2024	1,000,000	1,050,100
Cleveland Heights & University Heights City School District:
0.000%, 12/1/2024	400,000	338,416
0.000%, 12/1/2025	600,000	488,238
Cleveland-Cuyahoga County Port Authority, 5.000%, 10/1/2022, Call 10/1/2020	1,000,000	1,052,730
County of Franklin:
5.000%, 5/15/2028, Call 5/15/2023	2,000,000	2,205,900
5.000%, 7/1/2029, Call 7/1/2026	2,000,000	2,126,840
5.000%, 5/15/2031, Call 5/15/2023	405,000	442,507
County of Hamilton Sales Tax Revenue, 5.000%, 12/1/2029, Call 12/1/2021	975,000	1,050,982
County of Hancock, 5.750%, 12/1/2026, Call 6/1/2021	1,120,000	1,219,019
County of Lucas, 5.000%, 11/15/2022, Call 11/15/2021	925,000	983,848
Delaware City School District, 5.250%, 12/1/2038, Call 6/1/2023	1,240,000	1,372,903
Elyria City School District, School District Credit Program, 4.000%, 12/1/2028, Call 12/1/2022	1,130,000	1,183,483
FHLMC Multifamily VRD Certificates, 1.940%, (SIFMA Municipal Swap Index Yield), 9/15/2033 (8)	3,485,000	3,485,000
Johnstown-Monroe Local School District, 5.000%, 12/1/2030, Call 12/1/2021	715,000	775,468
Lake County Community College District:
4.000%, 12/1/2022, Call 12/1/2019	695,000	708,101
4.000%, 12/1/2024, Call 12/1/2019	835,000	850,406
4.000%, 12/1/2025, Call 12/1/2019	855,000	870,775
Lake Local School District/Stark County, School District Credit Program:
4.000%, 12/1/2023, Call 12/1/2021	1,550,000	1,636,350
4.000%, 12/1/2025, Call 12/1/2021	1,660,000	1,745,075
Liberty Local School District, AGM, 4.500%, 12/1/2018	885,000	885,000

New Albany Community Authority:
4.000%, 10/1/2020	590,000	611,246
5.000%, 10/1/2022	1,000,000	1,096,750
5.000%, 10/1/2023, Call 10/1/2022	1,105,000	1,208,516
North Olmsted City School District:
5.000%, 12/1/2027, Call 12/1/2023	220,000	249,304
5.000%, 12/1/2028, Call 12/1/2023	365,000	413,618
5.000%, 12/1/2029, Call 12/1/2023	500,000	566,600
Ohio Higher Educational Facility Commission:
4.000%, 12/1/2020	1,050,000	1,085,794
4.000%, 12/1/2021	795,000	833,351
4.000%, 12/1/2022	845,000	896,925
Ohio Turnpike & Infrastructure Commission, 5.250%, 2/15/2033, Call 2/15/2023	1,330,000	1,463,120
Ohio University, 5.000%, 12/1/2028, Call 6/1/2022	225,000	242,991
Ohio Water Development Authority, 5.000%, 6/1/2022	1,100,000	1,208,801
State of Ohio, 1.850%, 11/1/2035 (8) (10)	1,000,000	1,000,000
University of Toledo, 5.000%, 6/1/2030, Call 6/1/2021	250,000	268,205

		53,864,205
Oklahoma - 0.7%
Cushing Educational Facilities Authority, 5.000%, 9/1/2022	2,000,000	2,187,160
Delaware County Justice Authority:
3.750%, 9/1/2029, Call 12/31/2018	1,620,000	1,619,514
4.000%, 9/1/2019	740,000	749,835
4.000%, 9/1/2020	700,000	720,545
4.000%, 9/1/2021	805,000	834,375
Oklahoma Housing Finance Agency, GNMA COLL:
2.500%, 3/1/2022	235,000	236,969
3.300%, 3/1/2031, Call 3/1/2022	560,000	561,954
Tulsa Airports Improvement Trust, BAM, 5.000%, 6/1/2028, Call 6/1/2023 (13)	1,405,000	1,513,438
Tulsa County Industrial Authority:
5.250%, 11/15/2037, Call 11/15/2025	1,500,000	1,619,325
5.250%, 11/15/2045, Call 11/15/2025	1,500,000	1,607,175

		11,650,290
Oregon - 0.7%
City of Portland, 5.000%, 6/15/2027, Call 6/15/2022	1,000,000	1,084,780
City of Tigard Water Revenue, 5.000%, 8/1/2029, Call 8/1/2022	690,000	753,583
City of Woodburn Wastewater Revenue:
0.000%, 3/1/2020	1,380,000	1,342,685
0.000%, 3/1/2021	1,215,000	1,152,756
Clackamas & Washington Counties School District No. 3, NATL-RE School Bond Gty, 0.000%, 6/15/2023	2,000,000	1,796,700
Klamath Falls Intercommunity Hospital Authority:
5.000%, 9/1/2021	250,000	267,270
5.000%, 9/1/2022	505,000	549,799
Port of Morrow:
3.500%, 6/1/2020, Call 6/1/2019	210,000	211,380
3.750%, 6/1/2021, Call 6/1/2019	220,000	221,663
4.000%, 6/1/2022, Call 6/1/2019	235,000	236,948
Port of Portland Airport Revenue, 5.500%, 7/1/2031, Call 7/1/2021	3,000,000	3,237,300
State of Oregon Housing & Community Services Department, 4.450%, 7/1/2023, Call 1/1/2020 (13)	490,000	497,139

		11,352,003
Pennsylvania - 3.2%
Berks County Industrial Development Authority:
5.000%, 5/15/2032, Call 5/15/2027	1,050,000	1,120,739
5.000%, 11/1/2037, Call 11/1/2027	1,000,000	1,088,600
5.000%, 5/15/2038, Call 5/15/2025	255,000	268,449
5.000%, 5/15/2042, Call 5/15/2024	1,655,000	1,744,684
5.000%, 5/15/2043, Call 5/15/2025	350,000	365,932
5.000%, 5/15/2047, Call 5/15/2027	1,630,000	1,689,022
Bucks County Industrial Development Authority, 5.000%, 10/1/2037, Call 10/1/2024	1,250,000	1,339,225
Central Bradford Progress Authority, 5.375%, 12/1/2041, Call 12/1/2021	500,000	535,195
City of Pittsburgh, 4.000%, 9/1/2021	750,000	783,060
Commonwealth Financing Authority:

5.000%, 6/1/2032, Call 6/1/2028	1,000,000	1,118,540
5.000%, 6/1/2033, Call 6/1/2028	1,250,000	1,390,713
5.000%, 6/1/2034, Call 6/1/2028	1,000,000	1,108,320
5.000%, 6/1/2035, Call 6/1/2028	1,000,000	1,102,410
Geisinger Authority, 5.000%, 2/15/2039, Call 2/15/2027	2,500,000	2,763,900
Kiski Area School District, AGM SAW, 4.000%, 3/1/2021	1,450,000	1,504,477
Lancaster Industrial Development Authority:
5.000%, 5/1/2021	360,000	377,539
5.000%, 5/1/2022	430,000	457,511
Lehigh County General Purpose Authority, 4.000%, 11/1/2019	555,000	564,679
Montgomery County Higher Education & Health Authority, 1.950%, 9/1/2050, Call 12/3/2018 (8)	8,000,000	8,000,000
Montgomery County Industrial Development Authority:
5.000%, 12/1/2038, Call 12/1/2025	1,000,000	1,047,940
6.250%, 11/15/2029, Call 11/15/2019	715,000	744,186
Montgomery County Industrial Development Authority, FHA, 5.000%, 8/1/2024, Call 8/1/2020	1,350,000	1,411,412
Pennsylvania Economic Development Financing Authority, 2.125%, 5/1/2019 (8)	1,500,000	1,500,675
Pennsylvania Economic Development Financing Authority, AGM:
0.000%, 1/1/2020	600,000	579,684
0.000%, 1/1/2021	600,000	559,920
5.000%, 1/1/2022	305,000	323,983
Pennsylvania Turnpike Commission:
2.670%, (SIFMA Municipal Swap Index Yield), 12/1/2021, Call 6/1/2021 (8)	5,000,000	5,058,650
4.000%, 12/1/2023, Call 12/1/2019	105,000	107,166
4.000%, 12/1/2023, Call 12/1/2019	95,000	96,472
5.000%, 6/1/2021, Call 6/1/2019	715,000	726,111
5.000%, 12/1/2030, Call 12/1/2020 (11)	215,000	227,575
5.000%, 12/1/2030, Call 12/1/2020 (11)	120,000	126,656
5.000%, 12/1/2030, Call 12/1/2020 (11)	250,000	264,623
5.000%, 6/1/2042, Call 6/1/2027	5,450,000	5,806,811
5.500%, 12/1/2042, Call 12/1/2026	3,000,000	3,397,260
6.000%, 12/1/2034, Call 12/1/2020 (11)	55,000	59,286
6.000%, 12/1/2034, Call 12/1/2020 (11)	70,000	75,454
6.000%, 12/1/2034, Call 12/1/2020 (11)	270,000	291,038
6.000%, 12/1/2036, Call 12/1/2020	975,000	1,050,972
Pittsburgh School District, BAM SAW, 5.000%, 9/1/2024, Call 9/1/2022	1,000,000	1,096,240
Pittsburgh Water & Sewer Authority, AGM, 2.265%, (LIBOR 1 Month), 12/1/2020, Call 6/1/2020 (8)	2,055,000	2,057,384
Sayre Health Care Facilities Authority, 2.335%, (LIBOR 3 Month), 12/1/2024, Call 12/31/2018 (8)	225,000	226,521
Scranton School District, BAM SAW, 5.000%, 12/1/2034, Call 12/1/2027	1,500,000	1,650,405

		55,809,419
Rhode Island - 0.5%
Rhode Island Housing & Mortgage Finance Corp., 3.625%, 10/1/2029, Call 10/1/2021	760,000	765,358
Rhode Island Student Loan Authority:
3.375%, 12/1/2023, Call 12/1/2020 (13)	130,000	130,758
4.000%, 12/1/2022, Call 12/1/2021 (13)	2,885,000	2,968,867
4.200%, 12/1/2018	600,000	600,000
4.250%, 12/1/2020, Call 12/31/2018	500,000	501,080
4.250%, 12/1/2025, Call 12/1/2021 (13)	2,205,000	2,267,335
4.500%, 12/1/2021, Call 12/31/2018	315,000	315,750
4.750%, 12/1/2028, Call 12/31/2018 (13)	320,000	320,685
Town of Cumberland, SAW:
4.000%, 3/15/2024	795,000	859,761
4.000%, 3/15/2026, Call 3/15/2024	460,000	492,508

		9,222,102
South Carolina - 1.6%
City of Rock Hill Combined Utility System Revenue, AGM:
5.250%, 1/1/2026, Call 1/1/2022	730,000	790,400
5.250%, 1/1/2028, Call 1/1/2022	475,000	512,834
County of Dorchester Waterworks & Sewer System Revenue:
5.000%, 10/1/2022	480,000	527,179

5.000%, 10/1/2026, Call 10/1/2022	400,000	437,472
County of Florence:
5.000%, 11/1/2025, Call 11/1/2020	2,000,000	2,101,720
5.000%, 11/1/2030, Call 11/1/2020	500,000	523,805
5.000%, 11/1/2031, Call 11/1/2024	360,000	399,049
Patriots Energy Group Financing Agency, 2.401%, (LIBOR 1 Month), 2/1/2024, Call 11/1/2023 (8)	8,000,000	7,984,800
Piedmont Municipal Power Agency, AGC:
5.000%, 1/1/2030, Call 7/1/2021	450,000	476,375
5.750%, 1/1/2034, Call 7/1/2021	1,000,000	1,080,280
South Carolina Jobs-Economic Development Authority, 5.000%, 7/1/2022	1,735,000	1,870,712
South Carolina Public Service Authority:
5.000%, 12/1/2032, Call 12/1/2026	3,265,000	3,572,890
5.500%, 1/1/2038, Call 1/1/2019	920,000	922,539
South Carolina State Housing Finance & Development Authority, GNMA COLL, 5.000%, 1/1/2028, Call 1/1/2020	40,000	40,542
Spartanburg Sanitation Sewer District, 5.000%, 3/1/2030, Call 3/1/2023 (11)	1,500,000	1,639,845
St. Peters Parish-Jasper County Public Facilities Corp., AGM, 5.000%, 4/1/2031, Call 4/1/2021	900,000	945,270
Tender Option Bond Trust Receipts/Certificates, 1.940%, 1/1/2020 (5) (8)	4,090,000	4,090,000

		27,915,712
South Dakota - 0.8%
City of Rapid City Airport Revenue:
5.500%, 12/1/2022, Call 12/1/2019	225,000	232,943
6.750%, 12/1/2031, Call 12/1/2019	500,000	522,145
7.000%, 12/1/2035, Call 12/1/2019	750,000	784,815
South Dakota Health & Educational Facilities Authority:
4.250%, 9/1/2023	740,000	778,894
4.500%, 9/1/2020	900,000	938,142
4.500%, 9/1/2021, Call 9/1/2020	1,080,000	1,122,185
4.500%, 9/1/2022, Call 9/1/2020	1,005,000	1,041,632
5.000%, 9/1/2019	200,000	204,598
5.000%, 11/1/2022	715,000	786,707
5.000%, 8/1/2023	375,000	418,309
5.000%, 11/1/2023	625,000	699,663
5.000%, 8/1/2024	195,000	220,691
5.000%, 11/1/2024	650,000	739,095
5.000%, 11/1/2024, Call 11/1/2019	1,000,000	1,025,620
5.000%, 11/1/2025, Call 11/1/2024	600,000	677,844
5.000%, 9/1/2027, Call 9/1/2024	720,000	791,417
South Dakota Housing Development Authority, 3.550%, 11/1/2033, Call 11/1/2022	2,250,000	2,252,385

		13,237,085
Tennessee - 1.3%
Knox County Health Educational & Housing Facility Board, 5.000%, 1/1/2042, Call 1/1/2027	5,815,000	6,281,247
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board:
2.000%, 1/1/2021 (8)	3,000,000	2,980,050
5.000%, 11/1/2027, Call 11/1/2021	500,000	534,630
5.000%, 7/1/2031, Call 7/1/2026	1,000,000	1,109,010
Tennessee Energy Acquisition Corp.:
5.000%, 2/1/2023	5,310,000	5,776,377
5.250%, 9/1/2021	3,810,000	4,084,663
5.250%, 9/1/2022	250,000	273,740
Tennessee Housing Development Agency:
4.000%, 7/1/2025, Call 1/1/2021	890,000	910,826
4.125%, 1/1/2025, Call 1/1/2021	615,000	627,933
5.000%, 1/1/2027, Call 7/1/2019	15,000	15,073

		22,593,549
Texas - 6.8%
Bexar County Health Facilities Development Corp., 5.000%, 7/15/2033, Call 7/15/2023	1,000,000	1,057,830
Brazoria-Fort Bend County Municipal Utility District No. 1, MAC, 3.000%, 9/1/2020	700,000	709,261

Capital Area Cultural Education Facilities Finance Corp.:
5.000%, 4/1/2019	1,000,000	1,008,380
5.250%, 4/1/2021, Call 4/1/2020	400,000	414,288
Central Texas Regional Mobility Authority, 0.000%, 1/1/2025	1,000,000	826,080
City of Beaumont Waterworks & Sewer System Revenue ,BAM:
5.000%, 9/1/2026, Call 9/1/2025	1,000,000	1,143,190
5.000%, 9/1/2027, Call 9/1/2025	600,000	683,928
5.000%, 9/1/2030, Call 9/1/2025	1,000,000	1,130,010
City of Galveston Wharves & Terminal Revenue, 4.625%, 2/1/2024, Call 2/1/2021	1,130,000	1,175,031
City of Houston, 5.000%, 9/1/2026, Call 9/1/2024	250,000	279,033
City of Houston, AMBAC, 0.000%, 9/1/2019	400,000	393,620
City of Houston Airport System Revenue:
5.000%, 7/1/2030, Call 7/1/2028	1,375,000	1,609,396
5.000%, 7/1/2038, Call 7/1/2028	5,000,000	5,647,550
City of Laredo International Toll Bridge System Revenue, AGM:
5.000%, 10/1/2026, Call 10/1/2024	225,000	253,319
5.000%, 10/1/2027, Call 10/1/2024	240,000	268,829
City of San Marcos Electric Utility System Revenue, BAM:
4.500%, 11/1/2028, Call 11/1/2022	600,000	636,318
5.000%, 11/1/2033, Call 11/1/2022	1,215,000	1,315,541
Clifton Higher Education Finance Corp., PSF:
5.000%, 8/15/2026, Call 8/15/2025	675,000	774,293
5.000%, 8/15/2027, Call 8/15/2025	545,000	622,145
5.000%, 8/15/2028, Call 8/15/2025	835,000	948,710
5.000%, 8/15/2029, Call 8/15/2025	335,000	379,039
5.000%, 8/15/2030, Call 8/15/2025	1,250,000	1,408,562
Corpus Christi Business & Job Development Corp., 5.000%, 9/1/2022	1,000,000	1,092,830
County of Bexar, AGM, 5.000%, 8/15/2031, Call 8/15/2024	1,280,000	1,415,770
County of Wise, 8.000%, 8/15/2034, Call 8/15/2021	4,000,000	4,359,960
Crane County Water District:
5.000%, 2/15/2026, Call 2/15/2025	915,000	1,033,154
5.000%, 2/15/2030, Call 2/15/2025	1,000,000	1,110,450
Cypress-Fairbanks Independent School District, PSF, 5.000%, 2/15/2034, Call 2/15/2021	675,000	713,711
Dallas/Fort Worth International Airport:
5.000%, 11/1/2024, Call 11/1/2022	1,000,000	1,093,230
5.000%, 11/1/2032, Call 11/1/2020	5,000,000	5,218,950
5.000%, 11/1/2033, Call 11/1/2023	2,000,000	2,177,960
5.250%, 11/1/2033, Call 11/1/2023	1,200,000	1,326,120
Georgetown Independent School District, PSF, 5.000%, 8/15/2025, Call 8/15/2020	645,000	677,444
Grand Parkway Transportation Corp.:
0.000%, 10/1/2030, Call 10/1/2028 (11)	1,000,000	949,810
5.000%, 10/1/2043, Call 4/1/2028	5,000,000	5,594,800
Gulf Coast Authority, AGM:
5.000%, 10/1/2029, Call 10/1/2022	1,430,000	1,560,344
5.000%, 10/1/2030, Call 10/1/2022	1,505,000	1,641,037
Harris County Cultural Education Facilities Finance Corp.:
2.440%, (SIFMA Municipal Swap Index Yield), 6/1/2020 (8)	2,000,000	2,010,720
2.520%, (SIFMA Municipal Swap Index Yield), 6/1/2021 (8)	2,400,000	2,420,400
5.250%, 10/1/2029, Call 10/1/2019	1,550,000	1,587,169
Harris County Municipal Utility District No. 165, BAM, 5.000%, 3/1/2025	400,000	454,636
Harris County Municipal Utility District No. 374, AGM, 5.000%, 9/1/2036, Call 9/1/2019	550,000	562,771
Lancaster Independent School District, BAM, 4.000%, 2/15/2029, Call 2/15/2025	3,000,000	3,167,640
Lower Colorado River Authority:
5.000%, 5/15/2026, Call 5/15/2025	695,000	790,479
5.000%, 5/15/2027, Call 5/15/2025	1,355,000	1,535,147
Mesquite Independent School District, PSF, 0.000%, 8/15/2021	635,000	597,814
Mission Economic Development Corp., 1.970%, 1/2/2019 (8)	2,750,000	2,750,082
Nacogdoches County Hospital District, AGM, 3.000%, 5/15/2019	510,000	510,668
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 11/15/2031, Call 11/15/2024	850,000	891,429
5.000%, 8/15/2036, Call 8/15/2021 (5)	1,700,000	1,691,976
5.000%, 8/15/2037, Call 8/15/2021 (5)	1,260,000	1,249,328
5.500%, 8/15/2036, Call 8/15/2021	1,000,000	1,010,380

New Hope Cultural Education Facilities Finance Corp., AGM, 4.000%, 4/1/2024	440,000	464,829
North Texas Tollway Authority:
5.000%, 1/1/2027, Call 1/1/2025	2,090,000	2,361,031
5.000%, 1/1/2048, Call 1/1/2028	5,000,000	5,483,800
North Texas Tollway Authority, AGC, 5.750%, 1/1/2038, Call 1/1/2019	1,725,000	1,730,192
Northside Independent School District, PSF, 2.125%, 8/1/2020, Call 2/1/2019 (8)	2,030,000	2,027,503
Pleasanton Independent School District, PSF, 5.000%, 8/15/2029, Call 8/15/2024	1,000,000	1,126,730
Rib Floater Trust Various States, 1.870%, 6/1/2032, Call 4/1/2020 (5) (8)	7,000,000	7,000,000
San Antonio Municipal Facilities Corp., 5.000%, 8/15/2036, Call 8/15/2021	500,000	532,560
Sienna Plantation Levee Improvement District, BAM, 4.000%, 9/1/2020	400,000	412,920
State of Texas, 4.000%, 8/29/2019	3,500,000	3,552,815
Tarrant County Cultural Education Facilities Finance Corp.:
5.000%, 10/1/2028, Call 10/1/2023	2,030,000	2,255,452
5.000%, 5/15/2037, Call 5/15/2024	1,895,000	1,913,723
5.000%, 11/15/2037, Call 11/15/2027	2,175,000	2,308,610
5.000%, 11/15/2040, Call 11/15/2026	1,250,000	1,311,775
5.000%, 5/15/2045, Call 5/15/2024	3,250,000	3,253,900
5.000%, 11/15/2046, Call 11/15/2026	2,000,000	2,086,520
Texas Municipal Gas Acquisition & Supply Corp. III, 5.000%, 12/15/2021	2,000,000	2,147,820
Waco Independent School District, PSF:
4.000%, 8/15/2028, Call 8/15/2024	1,000,000	1,067,740
4.000%, 8/15/2029, Call 8/15/2024	2,380,000	2,526,703

		117,445,185
U. S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority:
5.000%, 9/1/2030, Call 9/1/2025 (5)	2,320,000	2,441,150
5.000%, 9/1/2033, Call 9/1/2025 (5)	1,000,000	1,042,960

		3,484,110
Utah - 0.7%
Central Utah Water Conservancy District:
5.000%, 10/1/2026, Call 10/1/2019	850,000	872,227
5.000%, 10/1/2028, Call 10/1/2019	1,000,000	1,026,150
City of Draper, 5.000%, 5/1/2032, Call 5/1/2022	325,000	352,836
City of Riverton:
5.250%, 12/1/2034, Call 6/1/2023	1,455,000	1,615,894
5.250%, 12/1/2036, Call 6/1/2023	2,150,000	2,386,801
Jordan Valley Water Conservancy District, 5.000%, 10/1/2035, Call 4/1/2021	920,000	983,020
Utah Charter School Finance Authority, UT, 5.250%, 10/15/2028, Call 10/15/2023	480,000	527,122
Utah Infrastructure Agency, AGM:
5.400%, 10/15/2036, Call 10/15/2021	1,000,000	1,093,570
5.500%, 10/15/2030, Call 10/15/2021	1,300,000	1,425,242
Utah State Board of Regents, 5.000%, 8/1/2031, Call 8/1/2020	1,030,000	1,079,955

		11,362,817
Vermont - 0.1%
Vermont Housing Finance Agency, GNMA/FNMA/FHLMC, 4.000%, 11/1/2043, Call 5/1/2023	785,000	812,687
Vermont Student Assistance Corp.:
5.000%, 6/15/2019 (13)	130,000	131,746
5.000%, 6/15/2020 (13)	125,000	129,469

		1,073,902
Virginia - 0.7%
City of Chesapeake Chesapeake Expressway Toll Road Revenue, 5.000%, 7/15/2022	500,000	538,795
FHLMC Multifamily VRD Certificates, 1.940%, (SIFMA Municipal Swap Index Yield), 6/15/2035, Call 10/15/2029 (8)	2,000,000	2,002,180
Henrico County Economic Development Authority, AGM, 4.023%, 8/23/2027, Call 12/18/2018 (8) (9)	50,000	50,000
Henrico County Virginia Economic Development Authority, 5.000%, 10/1/2037 (10)	1,000,000	1,078,150
Stafford County Economic Development Authority:
5.000%, 6/15/2028, Call 6/15/2026	1,000,000	1,120,710
5.000%, 6/15/2030, Call 6/15/2026	700,000	777,238
Virginia College Building Authority:
5.000%, 3/1/2023, Call 3/1/2020	745,000	772,148
5.000%, 3/1/2024, Call 3/1/2020	1,755,000	1,818,952
5.000%, 2/1/2031, Call 2/1/2027	2,200,000	2,554,530

Virginia Small Business Financing Authority, 4.250%, 11/1/2021, Call 5/1/2020	1,000,000	1,031,290

		11,743,993
Washington - 1.4%
Chelan County Public Utility District No. 1, NATL-RE, 0.000%, 6/1/2024	210,000	181,535
King County Housing Authority, County Guarantee:
5.200%, 5/1/2028, Call 12/31/2018	660,000	661,307
5.500%, 12/1/2028, Call 12/31/2018	1,000,000	1,002,920
King County Public Hospital District No. 1, 5.000%, 12/1/2031, Call 12/1/2026	4,000,000	4,469,080
King County Public Hospital District No. 2, 5.250%, 12/1/2028, Call 12/1/2020	200,000	211,706
Marysville Local Improvement District, 3.350%, 6/1/2036, Call 6/1/2024	30,000	29,475
Mason & Kitsap Counties School District No. 403 North Mason, School Bond Gty, 5.000%, 12/1/2035, Call 12/1/2023	2,025,000	2,249,046
Port of Bellingham, 5.250%, 12/1/2022, Call 12/1/2020	1,060,000	1,121,183
Spokane County School District No. 81 Spokane, School Bond Gty, 5.000%, 12/1/2030, Call 12/1/2021	650,000	705,959
State of Washington, 4.100%, 7/1/2022, Call 1/1/2019	440,000	440,664
Tender Option Bond Trust Receipts/Certificates, 1.840%, 6/15/2033, Call 6/1/2019 (5) (8)	2,900,000	2,900,000
Washington Health Care Facilities Authority, 5.000%, 10/1/2030, Call 10/1/2022	750,000	816,645
Washington State Housing Finance Commission:
5.000%, 1/1/2029, Call 1/1/2026 (5)	840,000	906,032
5.000%, 1/1/2036, Call 1/1/2025 (5)	2,125,000	2,219,605
5.000%, 1/1/2038, Call 1/1/2026 (5)	2,000,000	2,087,400
Washington State Housing Finance Commission, GNMA/FNMA/FHLMC, 3.050%, 6/1/2022	750,000	764,970
WBRP 3.2:
5.000%, 1/1/2026, Call 7/1/2025	750,000	867,232
5.000%, 1/1/2031, Call 7/1/2025	940,000	1,064,334
Whidbey Island Public Hospital District:
5.000%, 12/1/2021	520,000	553,842
5.000%, 12/1/2022	510,000	552,498

		23,805,433
West Virginia - 0.7%
West Virginia Hospital Finance Authority:
1.910%, 6/1/2033, Call 12/3/2018 (8)	8,000,000	8,000,000
5.000%, 1/1/2043, Call 1/1/2029	1,750,000	1,890,612
5.750%, 1/1/2044, Call 1/1/2019	2,500,000	2,507,375

		12,397,987
Wisconsin - 3.4%
City of Oak Creek, 3.000%, 6/1/2027, Call 6/1/2025	100,000	100,994
Monroe Redevelopment Authority, 5.500%, 2/15/2029, Call 2/15/2019	500,000	503,655
Public Finance Authority:
3.500%, 11/15/2023, Call 5/15/2019 (5)	750,000	750,015
3.950%, 11/15/2024, Call 11/15/2019 (5)	1,000,000	1,005,070
4.750%, 12/1/2035, Call 12/1/2020	2,000,000	2,003,520
5.000%, 11/15/2029	1,900,000	2,117,018
5.000%, 11/15/2030	1,230,000	1,370,663
5.000%, 7/1/2037, Call 7/1/2024	820,000	838,007
5.000%, 9/30/2037, Call 9/30/2027	250,000	270,463
5.000%, 7/1/2047, Call 7/1/2024	1,000,000	1,015,020
5.125%, 7/15/2037, Call 7/15/2027 (5)	2,500,000	2,492,425
State of Wisconsin:
4.000%, 5/1/2027, Call 5/1/2022	800,000	850,272
5.000%, 3/1/2023, Call 9/1/2021	2,000,000	2,147,540
5.000%, 5/1/2027, Call 5/1/2022	25,000	27,390
5.000%, 5/1/2027, Call 5/1/2022	1,580,000	1,726,182
5.750%, 5/1/2029, Call 5/1/2019	105,000	106,699
5.750%, 5/1/2029, Call 5/1/2019	1,050,000	1,066,558
6.000%, 5/1/2033, Call 5/1/2019	135,000	137,321
6.000%, 5/1/2033, Call 5/1/2019	1,280,000	1,302,003
6.000%, 5/1/2036, Call 5/1/2019	1,965,000	1,998,778
Wisconsin Center District:
0.000%, 12/15/2033, Call 6/15/2026	2,200,000	1,236,554
0.000%, 12/15/2034, Call 6/15/2026	6,665,000	3,537,982

Wisconsin Center District, AGM:
5.250%, 12/15/2023	520,000	568,885
5.250%, 12/15/2027	1,930,000	2,201,551
Wisconsin Health & Educational Facilities Authority:
4.750%, 10/15/2029, Call 10/15/2021	605,000	636,363
5.000%, 6/1/2019	105,000	106,393
5.000%, 7/1/2019	340,000	346,052
5.000%, 7/1/2019	650,000	661,570
5.000%, 8/15/2019	250,000	255,440
5.000%, 8/15/2019	955,000	975,112
5.000%, 8/15/2020	1,060,000	1,111,505
5.000%, 3/1/2021	240,000	247,738
5.000%, 8/15/2021	1,160,000	1,246,153
5.000%, 3/1/2022	205,000	214,094
5.000%, 10/1/2022	750,000	823,253
5.000%, 12/15/2022	500,000	547,840
5.000%, 12/15/2023	500,000	556,630
5.000%, 12/15/2024	500,000	564,785
5.000%, 3/1/2025, Call 3/1/2024	315,000	333,513
5.000%, 6/1/2026, Call 6/1/2020	135,000	140,902
5.000%, 8/15/2027, Call 8/15/2022	500,000	549,250
5.000%, 12/15/2028, Call 12/15/2024	100,000	110,810
5.000%, 8/15/2029, Call 8/15/2022	1,700,000	1,870,629
5.000%, 4/1/2032, Call 10/1/2022	4,560,000	4,901,407
5.000%, 6/1/2032, Call 6/1/2022	1,000,000	1,060,570
5.000%, 8/15/2032, Call 8/15/2022	5,000,000	5,501,850
5.125%, 4/15/2031, Call 4/15/2023	250,000	280,815
5.250%, 6/1/2034, Call 6/1/2020	300,000	314,214
5.375%, 8/15/2024, Call 2/15/2020	1,625,000	1,690,894
Wisconsin Health & Educational Facilities Authority, AGM, 5.000%, 7/15/2027, Call 7/15/2021	3,655,000	3,928,942

		58,351,289
Wyoming - 0.1%
County of Laramie, 5.000%, 5/1/2027, Call 5/1/2021	1,000,000	1,062,800
Total Municipals (identified cost $1,656,968,418)		1,680,503,708

Mutual Funds - 0.9%
BlackRock Long-Term Municipal Advantage Trust	121,500	1,342,575
BlackRock Municipal Bond Trust	93,400	1,265,570
BlackRock Municipal Holdings Quality Fund, Inc.	93,400	1,070,364
BlackRock Municipal Income Quality Trust	107,800	1,360,436
BlackRock Municipal Income Trust	107,000	1,331,080
BlackRock Municipal Intermediate Duration Fund, Inc.	110,000	1,399,200
BlackRock Municipal Yield Quality Fund, Inc.	105,000	1,388,100
BMO Ultra Short Tax-Free Fund - Institutional Class (4)	515,156	5,182,468
Eaton Vance Municipal Income 2028 Term Trust	42,000	820,260

Total Mutual Funds (identified cost $15,799,551)		15,160,053

Short-Term Investments - 0.9%

Short-Term Municipals - 0.9%

Alabama - 0.0%
Industrial Development Board of the City of Mobile Alabama, 1.790%, 6/1/2034 (8)	500,000	500,000
Florida - 0.3%
JEA Electric System Revenue, 2.050%, 12/5/2018	5,000,000	5,000,000
New Hampshire - 0.3%
New Hampshire Health and Education Facilities Authority Act, 1.730%, 7/1/2033 (8)	5,000,000	5,000,000
New York - 0.2%
New York City Transitional Finance Authority Future Tax Secured Revenue, 1.760%, 8/1/2042 (8)	1,000,000	1,000,000
New York City Water & Sewer System, 1.750%, 6/15/2039 (8)	700,000	700,000

New York City Water & Sewer System, 1.760%, 6/15/2050 (8)	2,300,000	2,300,000

		4,000,000
Texas - 0.1%
Gulf Coast Industrial Development Authority, 1.690%, 11/1/2041 (8)	600,000	600,000

Total Short-Term Investments (identified cost $15,100,000)		15,100,000

Total Investments - 99.7% (identified cost $1,687,867,969)		1,710,763,761
Other Assets and Liabilities - 0.3%		4,583,257

Total Net Assets - 100.0%		$1,715,347,018

Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 4.2%

Automobiles - 3.9%
CarMax Auto Owner Trust, Class B, (Series 2018-3), 3.440%, 3/15/2024	$1,000,000	$998,801
Honda Auto Receivables Owner Trust, Class A3, (Series 2018-3), 2.950%, 8/22/2022	1,000,000	997,311
Nissan Auto Receivables Owner Trust, Class A4, (Series 2017-A), 2.110%, 5/15/2023	1,250,000	1,224,375

		3,220,487
Federal Home Loan Mortgage Corporation - 0.3%
2.445% (LIBOR 1 Month + 13 basis points), 8/25/2031, (Series T-32) (8)	206,579	205,706
Total Asset-Backed Securities (identified cost $3,432,714)		3,426,193

Collateralized Mortgage Obligations - 10.5%

Federal National Mortgage Association - 0.5%
2.715% (LIBOR 1 Month + 40 basis points), 4/25/2034, (Series 2004-25) (8)	148,187	149,099
4.000%, 3/25/2041, (Series 2012-21)	241,861	246,507

		395,606
Private Sponsor - 10.0%
Alternative Loan Trust, Class 1A1, (Series 2004-24CB), 6.000%, 11/25/2034	680,408	684,407
Banc of America Funding Trust, Class 2A1, (Series 2005-5), 5.500%, 9/25/2035	228,113	239,163
Chase Mortgage Finance Trust:
Class 7A1, (Series 2007-A2), 3.597%, 7/25/2037 (8)	411,898	367,899
Class A1, (Series 2005-S2), 5.500%, 10/25/2035	465,450	477,181
ChaseFlex Trust, Class 4A3, (Series 2005-2), 6.000%, 5/25/2020	50,482	47,470
GSR Mortgage Loan Trust, Class 2A4, (Series 2007-1F), 5.500%, 1/25/2037	122,004	129,075
Morgan Stanley Mortgage Loan Trust, Class 2A2, (Series 2004-10AR), 4.326%, 11/25/2034 (8)	448,902	454,798
Residential Asset Securitization Trust, Class A4, (Series 2005-A8CB), 5.500%, 7/25/2035	670,350	592,440
RFMSI Series Trust, Class A2, (Series 2006-S4), 6.000%, 4/25/2036	459,384	450,627
Structured Adjustable Rate Mortgage Loan Trust, Class 1A2, (Series 2004-18), 4.076%, 12/25/2034 (8)	498,196	480,680
Wells Fargo Mortgage Backed Securities Trust:
Class 1A2, (Series 2006-6), 5.750%, 5/25/2036	271,284	264,307
Class 1A9, (Series 2007-8), 6.000%, 7/25/2037	2,368,903	2,343,467
Class A1, (Series 2006-AR19), 4.814%, 12/25/2036 (8)	555,014	522,497
Class A1, (Series 2007-15), 6.000%, 11/25/2037	481,068	478,534
Class A6, (Series 2007-7), 6.000%, 6/25/2037	297,730	295,827
Class A8, (Series 2007-11), 6.000%, 8/25/2037	347,000	339,655

		8,168,027

Total Collateralized Mortgage Obligations (identified cost $8,589,015)		8,563,633

Commercial Mortgage Securities - 5.8%

Private Sponsor - 5.8%
BANK, Class A4, (Series 2018-BN15), 4.407%, 11/15/2061	750,000	779,756
JP Morgan Chase Commercial Mortgage Securities Trust, Class B, (Series 2014-C20), 4.399%, 7/15/2047 (8)	2,000,000	2,002,687

UBS-Barclays Commercial Mortgage Trust, Class B, (Series 2013-C6), 3.875%, 4/10/2046 (5) (8)	2,000,000	1,977,201

		4,759,644

Total Commercial Mortgage Securities (identified cost $4,810,176)		4,759,644

Corporate Bonds & Notes - 64.7%

Agriculture - 1.2%
Bunge, Ltd. Finance Corp., 4.350%, 3/15/2024	1,000,000	989,356
Auto Manufacturers - 1.5%
Daimler Finance North America LLC, 2.000%, 7/6/2021 (5)	1,250,000	1,193,017
Auto Parts & Equipment - 1.1%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	1,000,000	905,000
Banks - 1.8%
Australia & New Zealand Banking Group, Ltd., 4.500%, 3/19/2024 (1) (5)	500,000	494,682
Banco Nacional de Costa Rica, 6.250%, 11/1/2023 (5)	1,000,000	957,300

		1,451,982
Chemicals - 4.1%
Braskem Netherlands Finance BV, 4.500%, 1/10/2028 (5)	500,000	461,875
CF Industries, Inc., 3.450%, 6/1/2023 (1)	450,000	421,875
Mexichem SAB de C.V., 5.500%, 1/15/2048 (5)	1,000,000	835,000
OCP SA, 4.500%, 10/22/2025 (5)	750,000	704,467
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	500,000	481,250
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	500,000	469,434

		3,373,901
Commercial Services - 3.6%
Hertz Corp., 5.875%, 10/15/2020	1,000,000	989,000
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	750,000	716,250
United Rentals North America, Inc., 5.500%, 5/15/2027 (1)	750,000	709,688
Weight Watchers International, Inc., 8.625%, 12/1/2025 (5)	500,000	521,875

		2,936,813
Computers - 0.8%
Seagate HDD Cayman, 4.875%, 6/1/2027	750,000	669,284
Cosmetics/Personal Care - 0.8%
Coty, Inc., 6.500%, 4/15/2026 (1) (5)	750,000	661,875
Diversified Financial Services - 1.3%
Ally Financial, Inc., 5.750%, 11/20/2025	400,000	410,500
GE Capital International Funding Co. Unlimited Co., 3.373%, 11/15/2025 (1)	750,000	648,387

		1,058,887
Electric - 1.6%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	500,000	493,438
Vistra Energy Corp., 7.375%, 11/1/2022	750,000	780,000

		1,273,438
Food - 2.8%
Albertsons Cos. LLC, 5.750%, 3/15/2025	500,000	448,750
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	1,000,000	880,000
Minerva Luxembourg SA, 6.500%, 9/20/2026 (1) (5)	500,000	457,500
Post Holdings, Inc., 5.000%, 8/15/2026 (1) (5)	500,000	461,250

		2,247,500
Forest Products & Paper - 0.9%
Suzano Austria GmbH, 7.000%, 3/16/2047 (5)	750,000	763,875
Healthcare-Services - 2.3%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	634,000	603,885
Centene Corp., 6.125%, 2/15/2024	750,000	781,800
HCA, Inc., 5.000%, 3/15/2024	500,000	502,500

		1,888,185

Home Builders - 1.0%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	1,000,000	825,000
Internet - 1.1%
Netflix, Inc., 4.875%, 4/15/2028 (1)	1,000,000	925,000
Media - 4.9%
Altice Finco SA, 7.625%, 2/15/2025 (1) (5)	800,000	687,000
CBS Corp., 3.375%, 3/1/2022	500,000	494,122
Comcast Corp., 3.038% (LIBOR 3 Month + 63 basis points), 4/15/2024 (8)	850,000	840,956
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	750,000	731,100
Time Warner Cable LLC, 4.500%, 9/15/2042	1,000,000	791,000
Viacom, Inc., 4.375%, 3/15/2043	500,000	406,607

		3,950,785
Mining - 3.3%
Glencore Funding LLC, 4.625%, 4/29/2024 (5)	500,000	497,236
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (1) (5)	750,000	754,687
Kinross Gold Corp.:
4.500%, 7/15/2027 (1)	825,000	713,625
6.875%, 9/1/2041	750,000	736,875

		2,702,423
Miscellaneous Manufacturing - 1.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	1,300,000	1,169,879
Oil & Gas - 5.8%
Aker BP ASA, 6.000%, 7/1/2022 (1) (5)	250,000	251,250
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	673,125
Ecopetrol SA, 5.875%, 5/28/2045 (1)	500,000	459,000
Ensco PLC:
4.500%, 10/1/2024 (1)	1,000,000	745,000
5.200%, 3/15/2025 (1)	250,000	188,280
PBF Holding Co. LLC, 7.250%, 6/15/2025	750,000	748,125
Petroleos Mexicanos:
5.350%, 2/12/2028 (5)	1,000,000	864,300
5.500%, 6/27/2044 (1)	500,000	376,160
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	500,000	455,000

		4,760,240
Oil & Gas Services - 0.5%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (5)	400,000	396,500
Pharmaceuticals - 2.4%
Teva Pharmaceutical Finance Netherlands III BV:
4.100%, 10/1/2046 (1)	1,300,000	919,957
6.000%, 4/15/2024	1,000,000	999,700

		1,919,657
Pipelines - 1.7%
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	625,000	607,031
Sunoco Logistics Partners Operations LP, 5.400%, 10/1/2047	900,000	800,082

		1,407,113
Private Equity - 0.9%
Icahn Enterprises LP, 5.875%, 2/1/2022 (1)	750,000	755,385
Real Estate Investment Trusts - 1.7%
GEO Group, Inc., 5.125%, 4/1/2023	1,000,000	906,250
SBA Communications Corp., 4.875%, 9/1/2024 (1)	500,000	486,950

		1,393,200
Retail - 3.7%
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	750,000	683,437
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	400,000	400,000
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,000,000	800,000
7.600%, 7/15/2037	500,000	401,250
New Red Finance, Inc., 4.250%, 5/15/2024 (1) (5)	250,000	236,875

Party City Holdings, Inc., 6.125%, 8/15/2023 (1) (5)	500,000	503,750

		3,025,312
Software - 0.8%
VMware, Inc., 3.900%, 8/21/2027 (1)	750,000	673,250
Sovereign - 6.4%
Angolan Government International Bond, 8.250%, 5/9/2028 (5)	500,000	484,246
Argentine Republic Government International Bond, 5.875%, 1/11/2028	250,000	187,753
Costa Rica Government International Bond, 5.625%, 4/30/2043 (5)	800,000	629,120
Export Credit Bank of Turkey, 5.000%, 9/23/2021 (5)	450,000	415,645
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023 (5)	1,000,000	1,017,501
Ivory Coast Government International Bond, 6.125%, 6/15/2033 (5)	750,000	629,843
Oman Sovereign Sukuk SAOC, 4.397%, 6/1/2024 (5)	500,000	468,114
Sri Lanka Government International Bond, 6.000%, 1/14/2019 (5)	1,000,000	997,500
Zambia Government International Bond, 8.970%, 7/30/2027 (5)	500,000	374,715

		5,204,437
Telecommunications - 2.6%
CommScope, Inc., 5.500%, 6/15/2024 (1) (5)	1,000,000	926,150
Sprint Communications, Inc., 6.000%, 11/15/2022	500,000	501,050
Turk Telekomunikasyon AS, 4.875%, 6/19/2024 (5)	750,000	645,000

		2,072,200
Toys/Games/Hobbies - 0.8%
Mattel, Inc., 2.350%, 8/15/2021	750,000	676,875
Transportation - 0.3%
Asciano Finance, Ltd., 4.625%, 9/23/2020 (5)	250,000	252,467
Trucking & Leasing - 1.6%
Aviation Capital Group LLC, 3.673% (LIBOR 3 Month + 95 basis points), 6/1/2021 (5) (8) (10)	500,000	500,297
Fly Leasing, Ltd., 6.375%, 10/15/2021	750,000	759,375

		1,259,672

Total Corporate Bonds & Notes (identified cost $56,410,539)		52,782,508

U.S. Government & U.S. Government Agency Obligations - 0.6%

U.S. Treasury Bonds & Notes - 0.6%
0.750%, 7/15/2028	506,244	493,209

Total U.S. Government & U.S. Government Agency Obligations (identified cost $505,092)		493,209

U.S. Government Agency-Mortgage Securities - 12.7%

Federal Home Loan Mortgage Corporation - 2.4%
3.500%, 4/1/2042	70,977	70,246
4.000%, 12/1/2040	320,317	325,394
4.500%, 9/1/2031	314,129	326,289
4.500%, 7/1/2040	24,266	25,252
4.500%, 11/1/2040	723,152	752,519
5.000%, 12/1/2022	63,737	65,801
5.000%, 1/1/2040	203,498	215,398
5.500%, 10/1/2021	57,128	58,169
5.500%, 7/1/2035	42,553	45,980
6.000%, 12/1/2036	20,042	21,989
6.000%, 12/1/2037	4,861	5,261
7.500%, 4/1/2024	21,989	23,665
7.500%, 4/1/2027	14,614	16,334
8.000%, 8/1/2030	16,873	19,489
8.500%, 9/1/2024	12,853	13,771
9.000%, 6/1/2019	38	38
9.500%, 2/1/2025	2,830	2,851

		1,988,446

Federal National Mortgage Association - 9.9%
3.000%, 8/1/2032	182,867	179,115
3.500%, 7/1/2032	357,319	359,928
3.500%, 7/1/2038	728,730	724,138
4.000%, 11/1/2031	636,096	644,922
4.000%, 3/1/2041	243,524	246,839
4.000%, 11/1/2048	750,000	754,872
4.500%, 4/1/2041	1,873,286	1,949,471
4.500%, 6/1/2042	787,379	819,364
5.500%, 1/1/2023	81,490	86,845
5.500%, 2/1/2036	125,976	135,762
5.500%, 7/1/2036	270,896	292,352
5.500%, 8/1/2037	483,995	521,664
6.000%, 9/1/2021	93,357	95,024
6.000%, 5/1/2039	490,671	537,125
6.500%, 8/1/2030	283,495	307,580
6.500%, 12/1/2031	16,145	17,956
6.500%, 11/1/2037	39,586	43,696
7.000%, 3/1/2029	36,838	41,239
7.000%, 7/1/2029	110,275	121,109
7.000%, 2/1/2030	75,071	81,400
7.500%, 10/1/2030	7,544	8,038
8.000%, 10/1/2028	86,606	93,247
8.000%, 4/1/2030	29,899	34,681

		8,096,367
Government National Mortgage Association - 0.4%
5.000%, 4/15/2034	228,894	243,364
7.000%, 8/15/2031	31,565	35,078
9.500%, 10/15/2024	1,970	1,975

		280,417

Total U.S. Government Agency-Mortgage Securities (identified cost $10,422,362)		10,365,230

Short-Term Investments - 20.8%

Collateral Pool Investments for Securities on Loan - 18.9%
Collateral pool allocation (3)		15,380,214
Mutual Funds - 1.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	1,573,033	1,572,876

Total Short-Term Investments (identified cost $16,953,090)		16,953,090

Total Investments - 119.3% (identified cost $101,122,988)		97,343,507
Other Assets and Liabilities - (19.3)%		(15,718,002)

Total Net Assets - 100.0%		$81,625,505

TCH Corporate Income Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 95.9%

Aerospace/Defense - 0.9%
Lockheed Martin Corp., 2.500%, 11/23/2020 (1)	$2,500,000	$2,458,329
Agriculture - 1.9%
BAT Capital Corp., 4.540%, 8/15/2047 (1)	2,750,000	2,238,772
Bunge, Ltd. Finance Corp., 3.000%, 9/25/2022	2,000,000	1,917,851
Philip Morris International, Inc., 2.900%, 11/15/2021 (1)	1,000,000	980,205

		5,136,828
Auto Manufacturers - 4.2%
Daimler Finance North America LLC:
2.000%, 7/6/2021 (5)	2,500,000	2,386,034
3.700%, 5/4/2023 (5)	750,000	738,762
Ford Motor Co., 5.291%, 12/8/2046 (1)	2,000,000	1,611,982
Ford Motor Credit Co. LLC:
3.512% (LIBOR 3 Month + 93 basis points), 11/4/2019 (8)	1,500,000	1,498,985
3.656% (LIBOR 3 Month + 127 basis points), 3/28/2022 (8)	750,000	732,059
General Motors Financial Co., Inc.:
4.000%, 1/15/2025	1,000,000	940,201
4.350%, 1/17/2027 (1)	1,500,000	1,386,937
Toyota Motor Credit Corp., 3.400%, 4/14/2025	2,000,000	1,962,919

		11,257,879
Banks - 14.4%
Banco Santander SA, 3.981% (LIBOR 3 Month + 156 basis points), 4/11/2022 (8)	2,000,000	2,026,875
Bank of America Corp.:
3.023% (LIBOR 3 Month + 65 basis points), 6/25/2022 (1) (8)	1,000,000	994,285
3.824% (LIBOR 3 Month + 158 basis points), 1/20/2028 (8)	2,750,000	2,633,724
Canadian Imperial Bank of Commerce, 2.843% (LIBOR 3 Month + 52 basis points), 9/6/2019 (8)	2,000,000	2,005,299
Capital One Financial Corp., 3.300%, 10/30/2024	1,250,000	1,168,664
Citigroup, Inc., 4.168% (LIBOR 3 Month + 143 basis points), 9/1/2023 (8)	2,000,000	2,016,616
Deutsche Bank AG, 4.250%, 2/4/2021	2,000,000	1,971,621
Fifth Third Bank, 2.200%, 10/30/2020 (1)	2,000,000	1,956,378
Goldman Sachs Group, Inc.:
3.618% (LIBOR 3 Month + 111 basis points), 4/26/2022 (8)	1,000,000	999,868
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (8)	2,750,000	2,641,062
HSBC Holdings PLC, 4.349% (LIBOR 3 Month + 166 basis points), 5/25/2021 (8)	1,500,000	1,529,653
JPMorgan Chase & Co., 3.207% (LIBOR 3 Month + 84 basis points), 3/22/2019 (8)	2,000,000	2,002,664
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (1) (8)	2,000,000	1,881,745
Mizuho Financial Group, Inc., 2.953%, 2/28/2022	2,500,000	2,437,445
Morgan Stanley, 3.737% (LIBOR 3 Month + 85 basis points), 4/24/2024 (8)	2,750,000	2,707,048
Royal Bank of Canada, 3.068% (LIBOR 3 Month + 66 basis points), 10/5/2023 (8)	2,500,000	2,474,003
Royal Bank of Scotland Group PLC, 4.892% (LIBOR 3 Month + 175 basis points), 5/18/2029 (1) (8)	1,500,000	1,424,511
Toronto-Dominion Bank, 3.408% (LIBOR 3 Month + 100 basis points), 4/7/2021 (1) (8)	2,000,000	2,025,804
U.S. Bank NA, 2.807% (LIBOR 3 Month + 32 basis points), 1/24/2020 (8)	1,500,000	1,501,325
Wells Fargo Bank NA, 3.289% (LIBOR 3 Month + 60 basis points), 5/24/2019 (8)	1,000,000	1,002,110
Westpac Banking Corp., 3.200% (LIBOR 3 Month + 56 basis points), 8/19/2019 (8)	1,000,000	1,002,746

		38,403,446
Beverages - 2.6%
Anheuser-Busch Cos. LLC, 4.900%, 2/1/2046 (5)	2,000,000	1,863,174
Fomento Economico Mexicano SAB de C.V., 2.875%, 5/10/2023	2,750,000	2,593,803

Molson Coors Brewing Co., 4.200%, 7/15/2046 (1)	3,000,000	2,506,021

		6,962,998
Biotechnology - 1.3%
Amgen, Inc., 2.200%, 5/22/2019 (1)	1,300,000	1,294,415
Celgene Corp., 4.550%, 2/20/2048 (1)	2,500,000	2,173,048

		3,467,463
Chemicals - 5.8%
Braskem Netherlands Finance BV:
3.500%, 1/10/2023 (5)	1,500,000	1,420,500
4.500%, 1/10/2028 (5)	1,000,000	923,750
CF Industries, Inc., 5.375%, 3/15/2044	2,000,000	1,678,200
EI du Pont de Nemours & Co., 3.071% (LIBOR 3 Month + 53 basis points), 5/1/2020 (8)	2,500,000	2,505,603
Mexichem SAB de C.V.:
5.875%, 9/17/2044 (1) (5)	500,000	433,750
6.750%, 9/19/2042 (1) (5)	1,500,000	1,470,015
Mosaic Co., 4.050%, 11/15/2027 (1)	2,500,000	2,377,213
OCP SA, 4.500%, 10/22/2025 (5)	2,000,000	1,878,578
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	1,000,000	962,500
Syngenta Finance NV, 4.892%, 4/24/2025 (1) (5)	2,000,000	1,877,737

		15,527,846
Commercial Services - 1.3%
ADT Corp., 4.125%, 6/15/2023 (1)	500,000	467,500
Hertz Corp., 5.875%, 10/15/2020	1,500,000	1,483,500
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	1,500,000	1,432,500

		3,383,500
Computers - 2.9%
Apple, Inc., 2.850%, 5/11/2024 (1)	2,000,000	1,927,723
Dell International LLC, 8.350%, 7/15/2046 (1) (5)	2,000,000	2,210,849
Hewlett Packard Enterprise Co.:
3.059% (LIBOR 3 Month + 72 basis points), 10/5/2021 (8)	1,700,000	1,690,391
4.900%, 10/15/2025	1,000,000	1,004,900
Seagate HDD Cayman, 5.750%, 12/1/2034 (1)	1,000,000	829,366

		7,663,229
Diversified Financial Services - 8.2%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025 (1)	2,000,000	1,835,420
Ally Financial, Inc., 4.250%, 4/15/2021	2,500,000	2,487,500
American Express Co., 3.192% (LIBOR 3 Month + 60 basis points), 11/5/2021 (8)	1,000,000	998,796
American Express Credit Corp., 2.887% (LIBOR 3 Month + 55 basis points), 3/18/2019 (8)	1,500,000	1,501,397
Capital One Bank USA NA, 2.250%, 2/13/2019	1,200,000	1,197,884
Discover Financial Services, 4.100%, 2/9/2027	2,000,000	1,861,787
E*TRADE Financial Corp., 3.800%, 8/24/2027	1,500,000	1,400,140
GE Capital International Funding Co. Unlimited Co.:
3.373%, 11/15/2025	1,500,000	1,296,773
4.418%, 11/15/2035	2,500,000	2,025,079
High Street Funding Trust II, 4.682%, 2/15/2048 (5)	2,500,000	2,438,800
Jefferies Financial Group, Inc., 6.625%, 10/23/2043 (1)	500,000	482,731
Jefferies Group LLC, 6.500%, 1/20/2043	500,000	500,506
Legg Mason, Inc., 4.750%, 3/15/2026	500,000	505,849
Mastercard, Inc., 2.000%, 11/21/2021 (1)	1,000,000	967,813
Synchrony Financial, 3.950%, 12/1/2027	2,750,000	2,325,456

		21,825,931
Electric - 2.1%
Abu Dhabi National Energy Co. PJSC, 4.375%, 4/23/2025 (5)	750,000	740,156
CenterPoint Energy, Inc., 3.600%, 11/1/2021	3,000,000	2,989,089
Comision Federal de Electricidad, 4.750%, 2/23/2027 (5)	2,000,000	1,820,000

		5,549,245
Engineering & Construction - 0.5%
Fluor Corp., 4.250%, 9/15/2028 (1)	1,500,000	1,439,729
Food - 4.4%
Conagra Brands, Inc., 3.800%, 10/22/2021 (1)	2,500,000	2,495,959

Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	2,750,000	2,420,000
Kellogg Co., 3.250%, 5/14/2021	2,500,000	2,479,369
Kraft Heinz Foods Co.:
3.000%, 6/1/2026 (1)	500,000	442,863
4.375%, 6/1/2046	2,250,000	1,844,377
Kroger Co., 4.450%, 2/1/2047 (1)	2,250,000	1,963,079

		11,645,647
Forest Products & Paper - 0.7%
International Paper Co., 3.000%, 2/15/2027 (1)	2,000,000	1,803,921
Healthcare-Products - 2.2%
Abbott Laboratories, 4.750%, 11/30/2036 (1)	1,500,000	1,532,547
Medtronic, Inc., 3.134% (LIBOR 3 Month + 80 basis points), 3/15/2020 (8)	2,000,000	2,013,507
Thermo Fisher Scientific, Inc., 3.000%, 4/15/2023 (1)	1,000,000	962,298
Zimmer Biomet Holdings, Inc., 3.550%, 4/1/2025 (1)	1,500,000	1,414,846

		5,923,198
Healthcare-Services - 1.1%
HCA, Inc., 5.000%, 3/15/2024	1,000,000	1,005,000
Laboratory Corp. of America Holdings, 3.250%, 9/1/2024 (1)	2,000,000	1,908,884

		2,913,884
Home Builders - 0.7%
DR Horton, Inc., 2.550%, 12/1/2020	2,000,000	1,946,756
Insurance - 3.0%
Berkshire Hathaway Finance Corp., 2.670% (LIBOR 3 Month + 25 basis points), 1/11/2019 (8)	1,000,000	1,000,067
Lincoln National Corp., 3.625%, 12/12/2026 (1)	2,000,000	1,911,298
Metropolitan Life Global Funding I, 3.450%, 10/9/2021 (5)	3,000,000	2,994,396
Unum Group, 4.000%, 3/15/2024	2,000,000	1,973,764

		7,879,525
Internet - 1.7%
Alibaba Group Holding, Ltd., 2.800%, 6/6/2023	2,000,000	1,914,425
Amazon.com, Inc., 4.050%, 8/22/2047 (1)	1,500,000	1,412,377
eBay, Inc., 4.000%, 7/15/2042	1,500,000	1,115,469

		4,442,271
Iron/Steel - 1.0%
GTL Trade Finance, Inc., 7.250%, 4/16/2044 (5)	1,500,000	1,560,000
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,000,000	1,226,250

		2,786,250
Lodging - 1.1%
Hyatt Hotels Corp., 5.375%, 8/15/2021	1,000,000	1,040,322
Wyndham Destinations, Inc., 5.750%, 4/1/2027	2,000,000	1,852,700

		2,893,022
Machinery-Diversified - 0.5%
Wabtec Corp., 4.150%, 3/15/2024	1,500,000	1,449,189
Media - 3.1%
Charter Communications Operating LLC, 5.375%, 5/1/2047 (1)	2,000,000	1,788,694
Comcast Corp.:
3.038% (LIBOR 3 Month + 63 basis points), 4/15/2024 (8)	1,500,000	1,484,040
4.600%, 10/15/2038 (1)	1,750,000	1,715,516
Cox Communications, Inc., 4.600%, 8/15/2047 (1) (5)	1,500,000	1,340,444
Discovery Communications LLC, 2.750%, 11/15/2019 (5)	1,000,000	992,547
Viacom, Inc., 4.375%, 3/15/2043	1,050,000	853,875

		8,175,116
Mining - 1.3%
Glencore Funding LLC:
4.125%, 5/30/2023 (1) (5)	2,500,000	2,465,166
4.625%, 4/29/2024 (5)	1,000,000	994,471

		3,459,637
Miscellaneous Manufacturing - 0.4%
Siemens Financieringsmaatschappij NV, 2.674% (LIBOR 3 Month + 34 basis points), 3/16/2020 (5) (8)	1,000,000	1,000,641

Oil & Gas - 3.4%
BP Capital Markets PLC, 3.204% (LIBOR 3 Month + 87 basis points), 9/16/2021 (8)	2,500,000	2,543,481
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025 (1)	750,000	673,125
Ecopetrol SA, 7.375%, 9/18/2043 (1)	1,500,000	1,629,375
Ensco PLC, 4.500%, 10/1/2024 (1)	1,000,000	745,000
Petroleos Mexicanos, 5.350%, 2/12/2028 (1) (5)	3,000,000	2,592,900
Shell International Finance BV, 3.750%, 9/12/2046 (1)	1,000,000	894,576

		9,078,457
Pharmaceuticals - 9.4%
Allergan Funding SCS, 4.850%, 6/15/2044 (1)	1,500,000	1,382,590
AstraZeneca PLC, 3.500%, 8/17/2023 (1)	2,000,000	1,959,263
Bayer US Finance II LLC, 4.875%, 6/25/2048 (1) (5)	2,350,000	2,147,439
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,391,322
CVS Health Corp., 4.300%, 3/25/2028	2,500,000	2,434,262
Express Scripts Holding Co., 4.800%, 7/15/2046 (1)	1,500,000	1,414,916
Johnson & Johnson, 3.008% (LIBOR 3 Month + 27 basis points), 3/1/2019 (8)	2,000,000	2,001,154
Merck & Co., Inc., 2.350%, 2/10/2022 (1)	2,500,000	2,420,911
Novartis Capital Corp., 2.400%, 5/17/2022	1,000,000	969,013
Perrigo Finance Unlimited Co., 3.500%, 3/15/2021	2,500,000	2,456,526
Shire Acquisitions Investments Ireland DAC:
2.400%, 9/23/2021	1,000,000	959,135
2.875%, 9/23/2023	2,000,000	1,873,487
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	2,500,000	1,769,148
Zoetis, Inc., 3.250%, 2/1/2023 (1)	1,000,000	978,413

		25,157,579
Pipelines - 3.0%
Enterprise Products Operating LLC, 4.250%, 2/15/2048	2,500,000	2,177,970
Kinder Morgan Energy Partners LP, 7.500%, 11/15/2040	250,000	290,210
Kinder Morgan, Inc., 5.300%, 12/1/2034 (1)	3,000,000	2,898,552
MPLX LP, 4.800%, 2/15/2029 (1)	1,250,000	1,231,819
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	1,500,000	1,292,764

		7,891,315
Real Estate Investment Trusts - 2.3%
EPR Properties, 5.250%, 7/15/2023	1,000,000	1,028,530
Hospitality Properties Trust:
4.500%, 6/15/2023 (1)	500,000	497,382
4.500%, 3/15/2025	1,500,000	1,456,884
Kimco Realty Corp., 3.300%, 2/1/2025 (1)	1,250,000	1,172,980
Senior Housing Properties Trust, 3.250%, 5/1/2019	2,000,000	1,995,144

		6,150,920
Retail - 2.9%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044	1,000,000	672,500
L Brands, Inc.:
6.950%, 3/1/2033 (1)	1,350,000	1,080,000
7.600%, 7/15/2037	500,000	401,250
McDonald’s Corp., 2.750%, 12/9/2020 (1)	1,500,000	1,482,212
Nucor Corp., 4.400%, 5/1/2048	2,000,000	1,862,509
Target Corp., 3.625%, 4/15/2046 (1)	2,500,000	2,127,959

		7,626,430
Software - 2.1%
CA, Inc., 4.700%, 3/15/2027	2,500,000	2,423,388
Microsoft Corp., 2.875%, 2/6/2024	500,000	485,649
Oracle Corp., 4.000%, 11/15/2047 (1)	1,000,000	907,029
VMware, Inc., 3.900%, 8/21/2027 (1)	2,000,000	1,795,333

		5,611,399
Sovereign - 0.8%
Export-Import Bank of Korea, 3.000%, 11/1/2022 (1)	2,250,000	2,200,527
Telecommunications - 2.5%
AT&T, Inc., 4.350%, 6/15/2045 (1)	1,000,000	817,490
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/2022	800,000	796,008
Motorola Solutions, Inc.:
4.600%, 2/23/2028	1,000,000	964,754

5.500%, 9/1/2044	1,000,000	918,720
Telecom Italia Capital SA, 7.200%, 7/18/2036 (1)	1,500,000	1,434,000
Telefonica Emisiones SAU, 5.213%, 3/8/2047 (1)	2,000,000	1,814,288

		6,745,260
Toys/Games/Hobbies - 0.9%
Mattel, Inc., 2.350%, 8/15/2021	2,750,000	2,481,875
Transportation - 0.6%
FedEx Corp., 4.050%, 2/15/2048	2,000,000	1,693,462
Trucking & Leasing - 0.7%
Penske Truck Leasing Co. LP, 3.300%, 4/1/2021 (1) (5)	2,000,000	1,978,577
Total Corporate Bonds & Notes (identified cost $266,227,518)		256,011,281
Municipals - 0.2%

California - 0.2%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	500,000	528,675

Total Municipals (identified cost $500,000)		528,675

Short-Term Investments - 26.3%

Collateral Pool Investments for Securities on Loan - 23.3%
Collateral pool allocation (3)		62,244,970
Mutual Funds - 3.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	8,068,909	8,068,102

Total Short-Term Investments (identified cost $70,313,065)		70,313,072

Total Investments - 122.4% (identified cost $337,040,583)		326,853,028
Other Assets and Liabilities - (22.4)%		(59,919,239)

Total Net Assets - 100.0%		$266,933,789

TCH Core Plus Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Asset-Backed Securities - 2.0%

Automobiles - 2.0%
Hyundai Auto Lease Securitization Trust, Class A2, (Series 2018-B), 2.810%, 12/15/2020 (5)	$10,000,000	$9,983,035
Toyota Auto Receivables Owner Trust, Class A2A, (Series 2017-D), 1.740%, 8/17/2020	11,121,013	11,076,919

Total Asset-Backed Securities (identified cost $21,120,418)		21,059,954

Commercial Mortgage Securities - 4.2%

Private Sponsor - 4.2%
BANK:
Class A4, (Series 2018-BN12), 4.255%, 5/15/2061 (8)	7,500,000	7,688,452
Class A5, (Series 2017-BNK7), 3.435%, 9/15/2060	10,000,000	9,656,784
GS Mortgage Securities Trust, Class A4, (Series 2017-GS8), 3.469%, 11/10/2050	10,000,000	9,667,621
UBS-Barclays Commercial Mortgage Trust, Class A5, (Series 2012-C4), 2.850%, 12/10/2045	9,888,381	9,649,875
Wells Fargo Commercial Mortgage Trust, Class A4, (Series 2017-C41), 3.472%, 11/15/2050	7,000,000	6,753,067

Total Commercial Mortgage Securities (identified cost $45,418,876)		43,415,799

Corporate Bonds & Notes - 44.5%

Agriculture - 0.7%
BAT Capital Corp., 4.540%, 8/15/2047 (1)	5,000,000	4,070,495
Bunge, Ltd. Finance Corp., 3.750%, 9/25/2027	4,000,000	3,589,855

		7,660,350
Auto Manufacturers - 2.7%
Daimler Finance North America LLC, 3.038% (LIBOR 3 Month + 63 basis points), 1/6/2020 (5) (8)	10,000,000	10,024,615
Ford Motor Co.:
4.750%, 1/15/2043 (1)	5,000,000	3,775,664
5.291%, 12/8/2046 (1)	1,500,000	1,208,987
General Motors Co., 5.000%, 10/1/2028	2,000,000	1,879,306
General Motors Financial Co., Inc., 4.000%, 1/15/2025 (1)	5,000,000	4,701,005
Hyundai Capital America, 3.750%, 7/8/2021 (5)	6,500,000	6,439,338

		28,028,915
Banks - 10.7%
Banco Santander SA, 3.981% (LIBOR 3 Month + 156 basis points), 4/11/2022 (8)	4,000,000	4,053,749
Bank of America Corp., 4.183%, 11/25/2027 (1)	7,500,000	7,173,162
Barclays PLC, 5.200%, 5/12/2026	5,000,000	4,763,935
BB&T Corp., 2.904% (LIBOR 3 Month + 57 basis points), 6/15/2020 (8)	3,000,000	3,003,428
Capital One Financial Corp.:
3.241% (LIBOR 3 Month + 72 basis points), 1/30/2023 (8)	5,000,000	4,926,609
3.277% (LIBOR 3 Month + 95 basis points), 3/9/2022 (8)	1,500,000	1,498,207
CIT Group, Inc., 5.375%, 5/15/2020 (1)	3,258,127	3,356,685
Citigroup, Inc.:
3.247% (LIBOR 3 Month + 93 basis points), 6/7/2019 (8)	4,500,000	4,513,429
3.397% (LIBOR 3 Month + 107 basis points), 12/8/2021 (8)	1,250,000	1,258,908

4.168% (LIBOR 3 Month + 143 basis points), 9/1/2023 (1) (8)	5,000,000	5,041,539
Goldman Sachs Group, Inc.:
3.618% (LIBOR 3 Month + 111 basis points), 4/26/2022 (8)	5,000,000	4,999,340
3.637% (LIBOR 3 Month + 116 basis points), 4/23/2020 (8)	8,000,000	8,049,204
4.223% (LIBOR 3 Month + 130 basis points), 5/1/2029 (1) (8)	5,000,000	4,801,930
HSBC Holdings PLC, 4.349% (LIBOR 3 Month + 166 basis points), 5/25/2021 (1) (8)	5,000,000	5,098,843
ING Groep NV, 4.100%, 10/2/2023	5,000,000	4,960,848
JPMorgan Chase & Co.:
3.207% (LIBOR 3 Month + 84 basis points), 3/22/2019 (8)	3,500,000	3,504,663
3.417% (LIBOR 3 Month + 110 basis points), 6/7/2021 (8)	5,000,000	5,046,049
3.625%, 12/1/2027 (1)	5,000,000	4,624,069
3.714% (LIBOR 3 Month + 121 basis points), 10/29/2020 (8)	4,000,000	4,052,714
Lloyds Banking Group PLC, 2.907% (LIBOR 3 Month + 81 basis points), 11/7/2023 (1) (8)	10,000,000	9,408,723
Morgan Stanley, 3.950%, 4/23/2027 (1)	5,000,000	4,699,449
Toronto-Dominion Bank, 3.408% (LIBOR 3 Month + 100 basis points), 4/7/2021 (8)	4,500,000	4,558,059
Wells Fargo Bank NA, 3.289% (LIBOR 3 Month + 60 basis points), 5/24/2019 (8)	3,000,000	3,006,331
Westpac Banking Corp., 3.200% (LIBOR 3 Month + 56 basis points), 8/19/2019 (8)	4,000,000	4,010,986

		110,410,859
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc., 3.819% (LIBOR 3 Month + 126 basis points), 2/1/2021 (8)	3,000,000	3,051,827
Biotechnology - 0.4%
Celgene Corp., 4.550%, 2/20/2048 (1)	5,000,000	4,346,096
Chemicals - 1.3%
Mexichem SAB de C.V., 6.750%, 9/19/2042 (5)	4,400,000	4,312,044
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	4,500,000	4,331,250
Syngenta Finance NV, 4.892%, 4/24/2025 (5)	5,250,000	4,929,059

		13,572,353
Commercial Services - 1.0%
Hertz Corp., 5.875%, 10/15/2020	5,500,000	5,439,500
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (1) (5)	5,500,000	5,252,500

		10,692,000
Computers - 1.0%
Apple, Inc., 2.250%, 2/23/2021	1,500,000	1,470,745
Dell International LLC, 8.350%, 7/15/2046 (1) (5)	2,000,000	2,210,849
Hewlett Packard Enterprise Co., 4.900%, 10/15/2025 (1)	2,000,000	2,009,801
Seagate HDD Cayman:
4.875%, 6/1/2027	2,000,000	1,784,758
5.750%, 12/1/2034 (1)	3,500,000	2,902,779

		10,378,932
Diversified Financial Services - 3.2%
AerCap Ireland Capital DAC, 3.500%, 1/15/2025	5,750,000	5,276,831
Ally Financial, Inc., 4.250%, 4/15/2021	5,000,000	4,975,000
Discover Financial Services, 4.100%, 2/9/2027	5,000,000	4,654,469
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	5,500,000	4,455,174
Jefferies Financial Group, Inc., 6.625%, 10/23/2043	500,000	482,731
Jefferies Group LLC:
4.150%, 1/23/2030 (1)	5,000,000	4,343,247
6.500%, 1/20/2043	1,000,000	1,001,012
Legg Mason, Inc., 4.750%, 3/15/2026	1,950,000	1,972,813
Synchrony Financial, 3.950%, 12/1/2027	6,500,000	5,496,532

		32,657,809
Electric - 1.0%
Comision Federal de Electricidad, 4.750%, 2/23/2027 (1) (5)	4,000,000	3,640,000
Sempra Energy, 2.936% (LIBOR 3 Month + 50 basis points), 1/15/2021 (8)	7,000,000	6,946,148

		10,586,148
Food - 2.9%
Albertsons Cos. LLC, 5.750%, 3/15/2025 (1)	5,000,000	4,487,500
Conagra Brands, Inc., 5.400%, 11/1/2048 (1)	5,000,000	4,763,425
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	5,750,000	5,060,000

Kraft Heinz Foods Co., 4.375%, 6/1/2046 (1)	7,200,000	5,902,005
Kroger Co., 4.450%, 2/1/2047 (1)	5,000,000	4,362,399
Pilgrim’s Pride Corp., 5.750%, 3/15/2025 (1) (5)	5,500,000	5,376,250

		29,951,579
Healthcare-Products - 0.5%
Mallinckrodt International Finance SA, 5.625%, 10/15/2023 (1) (5)	6,500,000	5,590,000
Healthcare-Services - 0.5%
HCA, Inc., 5.000%, 3/15/2024 (1)	4,750,000	4,773,750
Home Builders - 0.3%
DR Horton, Inc., 2.550%, 12/1/2020	3,500,000	3,406,822
Insurance - 0.7%
CNO Financial Group, Inc., 4.500%, 5/30/2020 (1)	1,250,000	1,250,000
Unum Group, 5.750%, 8/15/2042	5,930,000	6,007,860

		7,257,860
Internet - 1.0%
eBay, Inc.:
3.390% (LIBOR 3 Month + 87 basis points), 1/30/2023 (8)	7,500,000	7,501,603
4.000%, 7/15/2042	4,000,000	2,974,584

		10,476,187
Iron/Steel - 0.2%
Vale Overseas, Ltd., 8.250%, 1/17/2034	1,500,000	1,839,375
Lodging - 0.3%
Wyndham Destinations Inc., 5.400%, 4/1/2024 (1)	3,000,000	2,945,100
Media - 1.0%
Charter Communications Operating LLC:
4.464%, 7/23/2022	1,000,000	1,002,002
5.375%, 5/1/2047 (1)	6,500,000	5,813,256
Viacom, Inc., 4.375%, 3/15/2043 (1)	4,000,000	3,252,859

		10,068,117
Mining - 0.5%
Glencore Funding LLC:
4.000%, 3/27/2027 (1) (5)	5,000,000	4,568,192
4.625%, 4/29/2024 (5)	1,000,000	994,471

		5,562,663
Oil & Gas - 2.7%
Diamond Offshore Drilling, Inc., 3.450%, 11/1/2023	5,000,000	3,950,000
Ensco PLC:
5.200%, 3/15/2025 (1)	4,500,000	3,389,040
5.750%, 10/1/2044 (1)	2,168,000	1,344,160
EQT Corp., 3.900%, 10/1/2027 (1)	5,000,000	4,390,672
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	5,500,000	5,060,000
Petroleos Mexicanos:
5.350%, 2/12/2028 (1) (5)	5,000,000	4,321,500
5.625%, 1/23/2046 (1)	1,500,000	1,128,750
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	5,000,000	4,550,000

		28,134,122
Pharmaceuticals - 3.3%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (1) (5)	5,500,000	5,335,000
Bayer US Finance II LLC, 4.250%, 12/15/2025 (5)	5,000,000	4,875,733
Bristol-Myers Squibb Co., 2.000%, 8/1/2022	2,500,000	2,391,322
CVS Health Corp., 2.250%, 12/5/2018	1,500,000	1,499,975
Mylan, Inc., 5.200%, 4/15/2048 (1) (5)	5,000,000	4,253,614
Takeda Pharmaceutical Co., Ltd.:
4.400%, 11/26/2023 (1) (5)	7,500,000	7,568,164
5.000%, 11/26/2028 (1) (5)	2,000,000	2,023,932
Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/1/2046 (1)	5,000,000	3,538,297
Zoetis, Inc., 3.250%, 2/1/2023 (1)	2,500,000	2,446,032

		33,932,069

Pipelines - 0.7%
Energy Transfer Operating LP, 5.150%, 3/15/2045	4,000,000	3,440,500
Sunoco Logistics Partners Operations LP, 5.300%, 4/1/2044	5,000,000	4,309,215

		7,749,715
Real Estate Investment Trusts - 1.9%
Crown Castle International Corp., 3.650%, 9/1/2027	5,000,000	4,604,715
EPR Properties:
4.500%, 6/1/2027 (1)	1,000,000	946,624
5.250%, 7/15/2023	5,000,000	5,142,651
Hospitality Properties Trust:
4.500%, 6/15/2023	1,000,000	994,764
4.500%, 3/15/2025	2,500,000	2,428,139
Kimco Realty Corp., 4.450%, 9/1/2047 (1)	3,000,000	2,650,314
Welltower, Inc., 4.500%, 1/15/2024	2,500,000	2,540,505

		19,307,712
Retail - 2.9%
Bed Bath & Beyond, Inc., 5.165%, 8/1/2044 (1)	4,900,000	3,295,250
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	5,000,000	5,000,000
L Brands, Inc.:
6.950%, 3/1/2033 (1)	2,500,000	2,000,000
7.600%, 7/15/2037	1,500,000	1,203,750
McDonald’s Corp., 2.100%, 12/7/2018	2,000,000	1,999,761
O’Reilly Automotive, Inc., 3.600%, 9/1/2027 (1)	5,000,000	4,667,933
Tapestry, Inc., 4.125%, 7/15/2027	5,500,000	5,127,671
Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	7,000,000	6,447,099

		29,741,464
Semiconductors - 0.5%
Marvell Technology Group, Ltd., 4.875%, 6/22/2028	5,000,000	4,857,407
Software - 0.6%
CA, Inc., 4.700%, 3/15/2027 (1)	4,000,000	3,877,420
Oracle Corp., 2.400%, 9/15/2023	2,000,000	1,891,313

		5,768,733
Telecommunications - 1.7%
AT&T, Inc.:
4.350%, 6/15/2045 (1)	2,500,000	2,043,725
5.150%, 3/15/2042 (1)	4,000,000	3,675,297
CenturyLink, Inc., 7.600%, 9/15/2039	4,000,000	3,340,000
Motorola Solutions, Inc., 5.500%, 9/1/2044	3,000,000	2,756,160
Telecom Italia SpA, 5.303%, 5/30/2024 (1) (5)	6,000,000	5,655,000

		17,470,182

Total Corporate Bonds & Notes (identified cost $479,719,299)		460,218,146

Municipals - 0.0%

California - 0.0%
Metropolitan Water District of Southern California, 6.947%, 7/1/2040, Call 7/1/2020	300,000	317,205

Total Municipals (identified cost $300,000)		317,205

U.S. Government & U.S. Government Agency Obligations - 26.8%

U.S. Treasury Bonds & Notes - 26.8%
0.375%, 7/15/2023 (1)	16,270,500	15,858,399
1.875%, 7/31/2022 (1)	17,500,000	16,910,059
2.000%, 7/31/2020 (1)	15,000,000	14,803,125
2.000%, 9/30/2020 (1)	5,000,000	4,927,539
2.000%, 11/30/2020 (1)	20,000,000	19,683,984
2.000%, 7/31/2022 (1)	50,000,000	48,524,414
2.000%, 2/15/2025 (1)	25,000,000	23,703,125
2.000%, 8/15/2025 (1)	25,000,000	23,594,726
2.125%, 8/15/2021 (1)	12,500,000	12,271,240

2.250%, 2/29/2020 (1)	12,000,000	11,922,187
2.500%, 5/15/2024 (1)	5,000,000	4,903,223
2.625%, 2/28/2023 (1)	31,000,000	30,723,301
2.750%, 6/30/2025 (1)	40,000,000	39,594,531
3.000%, 8/15/2048 (1)	10,000,000	9,408,008

Total U.S. Government & U.S. Government Agency Obligations (identified cost $278,723,977)		276,827,861

U.S. Government Agency-Mortgage Securities - 19.3%

Federal Home Loan Mortgage Corporation - 9.1%
3.000%, 11/1/2042	1,096,395	1,054,262
3.000%, 4/1/2043	1,326,963	1,276,125
3.000%, 4/1/2043	2,066,567	1,987,395
3.000%, 4/1/2043	4,558,304	4,383,910
3.000%, 5/1/2043	2,328,485	2,238,191
3.000%, 7/1/2043	9,147,176	8,792,942
3.000%, 9/1/2043	9,324,565	8,963,695
3.000%, 4/1/2045	8,282,559	7,932,126
3.000%, 5/1/2045	4,554,864	4,360,911
3.000%, 9/1/2045	14,422,361	13,792,545
3.500%, 12/1/2040	741,113	733,483
3.500%, 12/1/2041	691,503	684,379
3.500%, 3/1/2042	248,579	246,018
3.500%, 12/1/2042	636,276	629,720
3.500%, 11/1/2043	6,096,270	6,029,685
3.500%, 1/1/2044	6,261,487	6,192,451
3.500%, 2/1/2044	6,610,287	6,536,049
3.500%, 11/1/2044	4,715,951	4,650,805
4.000%, 4/1/2026	313,790	320,760
4.000%, 12/1/2039	499,435	507,359
4.000%, 12/1/2040	211,441	214,792
4.000%, 12/1/2040	2,806,653	2,851,100
4.000%, 3/1/2041	226,803	230,396
4.000%, 4/1/2041	5,481,014	5,567,861
4.000%, 8/1/2041	143,664	145,945
4.000%, 11/1/2041	571,846	580,924
4.500%, 9/1/2031	246,815	256,370
4.500%, 3/1/2039	109,145	113,052
4.500%, 5/1/2039	412,700	427,223
4.500%, 2/1/2040	110,341	114,828
4.500%, 11/1/2040	433,891	451,511
4.500%, 2/1/2041	862,207	897,277
5.000%, 12/1/2035	54,140	57,429
5.000%, 1/1/2038	31,065	32,844
5.000%, 3/1/2038	94,081	99,528
5.000%, 3/1/2038	30,478	32,252
5.000%, 2/1/2039	158,384	165,721
5.000%, 1/1/2040	145,988	154,525
6.000%, 6/1/2037	59,732	65,237
6.000%, 1/1/2038	68,634	75,105

		93,846,731

Federal National Mortgage Association - 10.1%
3.000%, 3/1/2043	2,631,127	2,530,280
3.000%, 7/1/2043	6,081,747	5,848,533
3.000%, 7/1/2043	12,019,899	11,564,045
3.000%, 9/1/2044	7,745,008	7,447,899
3.000%, 1/1/2045	8,597,219	8,256,087
3.000%, 2/1/2045	11,779,258	11,298,915
3.000%, 6/1/2045	6,805,345	6,522,912
3.000%, 3/1/2046	13,917,508	13,289,486
3.000%, 7/1/2046	16,439,551	15,697,722
3.500%, 7/1/2032	357,319	359,928

3.500%, 5/1/2042	1,084,449	1,076,252
3.500%, 10/1/2042	992,273	982,172
3.500%, 10/1/2042	737,839	730,214
3.500%, 10/1/2042	792,157	783,971
3.500%, 11/1/2042	471,404	467,117
3.500%, 12/1/2042	942,797	933,055
4.000%, 11/1/2040	297,053	301,097
4.000%, 1/1/2041	412,415	418,029
4.000%, 2/1/2041	2,137,076	2,167,481
4.000%, 2/1/2041	389,952	395,261
4.000%, 3/1/2041	168,337	170,629
4.000%, 11/1/2041	360,688	365,822
4.000%, 9/1/2048	9,847,745	9,911,710
4.500%, 6/1/2039	617,478	642,381
4.500%, 8/1/2041	410,707	427,986
5.000%, 7/1/2022	130,368	135,203
5.000%, 3/1/2035	221,485	235,051
5.000%, 5/1/2042	548,251	581,135
5.500%, 2/1/2034	36,765	39,623
5.500%, 7/1/2036	195,162	210,619
5.500%, 8/1/2037	370,114	398,920
5.500%, 6/1/2038	49,865	53,651
6.000%, 12/1/2038	15,365	16,569
6.000%, 5/1/2039	156,708	171,544
6.500%, 10/1/2037	37,611	42,034
6.500%, 11/1/2037	19,793	21,848

		104,495,181
Government National Mortgage Association - 0.1%
4.000%, 10/15/2040	391,742	399,269
4.000%, 12/15/2040	435,475	443,795
4.000%, 4/15/2041	467,229	476,255
5.500%, 8/20/2038	73,556	76,006
5.500%, 2/15/2039	44,846	48,050
6.000%, 12/15/2038	52,174	56,130
6.000%, 1/15/2039	24,716	26,590

		1,526,095

Total U.S. Government Agency-Mortgage Securities (identified cost $207,275,418)		199,868,007

Short-Term Investments - 39.4%

Collateral Pool Investments for Securities on Loan - 36.9%
Collateral pool allocation (3)		382,638,295
Mutual Funds - 2.5%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	25,746,691	25,744,116

Total Short-Term Investments (identified cost $408,381,474)		408,382,411

Total Investments - 136.2% (identified cost $1,440,939,462)		1,410,089,383
Other Assets and Liabilities - (36.2)%		(374,628,849)

Total Net Assets - 100.0%		$1,035,460,534

High Yield Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Corporate Bonds & Notes - 91.6%

Aerospace/Defense - 1.1%
TransDigm, Inc., 6.500%, 7/15/2024 (1)	$115,000	$115,575
Auto Parts & Equipment - 3.5%
Allison Transmission, Inc., 4.750%, 10/1/2027 (5)	100,000	90,500
American Axle & Manufacturing, Inc., 6.625%, 10/15/2022	82,000	82,205
Goodyear Tire & Rubber Co., 5.000%, 5/31/2026 (1)	50,000	45,688
Meritor, Inc., 6.250%, 2/15/2024 (1)	75,000	72,937
Tenneco, Inc., 5.000%, 7/15/2026	100,000	81,000

		372,330
Banks - 1.0%
CIT Group, Inc., 5.000%, 8/15/2022	103,000	103,647
Building Materials - 2.2%
Builders FirstSource, Inc., 5.625%, 9/1/2024 (5)	150,000	138,750
U.S. Concrete, Inc., 6.375%, 6/1/2024 (1)	100,000	95,250

		234,000
Chemicals - 2.6%
Braskem Netherlands Finance BV, 3.500%, 1/10/2023 (5)	50,000	47,350
Starfruit Finco BV, 8.000%, 10/1/2026 (1) (5)	150,000	144,375
Trinseo Materials Operating SCA, 5.375%, 9/1/2025 (5)	50,000	44,375
Valvoline, Inc., 4.375%, 8/15/2025	50,000	46,125

		282,225
Commercial Services - 4.2%
Avis Budget Car Rental LLC, 5.250%, 3/15/2025 (5)	75,000	67,125
Hertz Corp., 5.875%, 10/15/2020	100,000	98,900
Nielsen Finance LLC, 5.000%, 4/15/2022 (5)	50,000	49,020
Prime Security Services Borrower LLC, 9.250%, 5/15/2023 (1) (5)	80,000	85,000
Refinitiv US Holdings, Inc., 8.250%, 11/15/2026 (5)	100,000	95,500
Weight Watchers International, Inc., 8.625%, 12/1/2025 (1) (5)	50,000	52,187

		447,732
Computers - 2.9%
Dell, Inc., 6.500%, 4/15/2038	125,000	116,562
GCI LLC, 6.750%, 6/1/2021 (1)	79,000	79,099
Seagate HDD Cayman:
4.750%, 1/1/2025	25,000	23,092
4.875%, 6/1/2027	50,000	44,619
Western Digital Corp., 4.750%, 2/15/2026	50,000	45,875

		309,247
Cosmetics/Personal Care - 1.4%
Coty, Inc., 6.500%, 4/15/2026 (1) (5)	100,000	88,250
Revlon Consumer Products Corp., 6.250%, 8/1/2024	100,000	59,250

		147,500
Electric - 2.7%
AES Corp., 4.000%, 3/15/2021	50,000	49,375
Drax Finco PLC, 6.625%, 11/1/2025 (5)	100,000	98,500
NextEra Energy Operating Partners LP, 4.250%, 9/15/2024 (1) (5)	100,000	94,625
Vistra Energy Corp., 7.375%, 11/1/2022	50,000	52,000

		294,500
Entertainment - 0.6%
Scientific Games International, Inc., 5.000%, 10/15/2025 (5)	75,000	70,399

Food - 2.6%
Albertsons Cos. LLC, 5.750%, 3/15/2025	100,000	89,750
Dean Foods Co., 6.500%, 3/15/2023 (1) (5)	85,000	74,800
Minerva Luxembourg SA, 6.500%, 9/20/2026 (5)	75,000	68,625
Post Holdings, Inc., 5.000%, 8/15/2026 (5)	50,000	46,125

		279,300
Forest Products & Paper - 1.2%
Mercer International, Inc., 6.500%, 2/1/2024	125,000	125,000
Healthcare-Products - 1.9%
Hologic, Inc., 4.625%, 2/1/2028 (5)	100,000	94,062
Mallinckrodt International Finance SA:
5.625%, 10/15/2023 (5)	75,000	64,500
5.750%, 8/1/2022 (5)	50,000	45,700

		204,262
Healthcare-Services - 6.5%
Acadia Healthcare Co., Inc., 6.500%, 3/1/2024	50,000	49,250
Catalent Pharma Solutions, Inc., 4.875%, 1/15/2026 (5)	100,000	95,250
Centene Corp., 6.125%, 2/15/2024	75,000	78,180
Encompass Health Corp., 5.750%, 11/1/2024	75,000	74,906
HCA, Inc.:
5.375%, 9/1/2026	50,000	49,625
5.875%, 5/1/2023 (1)	90,000	93,375
Select Medical Corp., 6.375%, 6/1/2021	150,000	151,642
Tenet Healthcare Corp., 8.125%, 4/1/2022 (1)	75,000	78,281
WellCare Health Plans, Inc., 5.375%, 8/15/2026 (5)	25,000	24,880

		695,389
Home Builders - 2.9%
Beazer Homes USA, Inc., 5.875%, 10/15/2027 (1)	125,000	103,125
TRI Pointe Group, Inc., 5.875%, 6/15/2024	51,000	45,897
William Lyon Homes, Inc., 5.875%, 1/31/2025 (1)	188,000	161,210

		310,232
Home Furnishings - 1.4%
Tempur Sealy International, Inc., 5.625%, 10/15/2023 (1)	150,000	147,750
Insurance - 0.7%
CNO Financial Group, Inc., 5.250%, 5/30/2025 (1)	75,000	73,500
Internet - 0.9%
Netflix, Inc., 4.875%, 4/15/2028	100,000	92,500
Iron/Steel - 0.7%
United States Steel Corp., 6.875%, 8/15/2025 (1)	75,000	71,210
Lodging - 2.8%
Boyd Gaming Corp., 6.000%, 8/15/2026	50,000	48,563
Hilton Domestic Operating Co., Inc., 5.125%, 5/1/2026 (1) (5)	50,000	49,000
MGM Resorts International, 4.625%, 9/1/2026 (1)	175,000	159,906
Wynn Las Vegas LLC, 5.250%, 5/15/2027 (5)	50,000	45,735

		303,204
Media - 6.1%
Altice Finco SA, 7.625%, 2/15/2025 (5)	200,000	171,750
Altice France SA, 7.375%, 5/1/2026 (1) (5)	100,000	96,375
AMC Networks, Inc., 5.000%, 4/1/2024 (1)	100,000	96,375
CCO Holdings LLC, 5.500%, 5/1/2026 (1) (5)	200,000	194,500
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (5)	100,000	97,480

		656,480
Mining - 3.8%
Alcoa Nederland Holding BV, 6.125%, 5/15/2028 (5)	25,000	24,438
Freeport-McMoRan, Inc., 3.550%, 3/1/2022 (1)	150,000	143,062
Hudbay Minerals, Inc., 7.250%, 1/15/2023 (5)	75,000	75,469
Kaiser Aluminum Corp., 5.875%, 5/15/2024	100,000	99,750
Kinross Gold Corp., 4.500%, 7/15/2027	75,000	64,875

		407,594

Miscellaneous Manufacturing - 0.4%
Trinity Industries, Inc., 4.550%, 10/1/2024	50,000	44,995
Oil & Gas - 10.5%
Chesapeake Energy Corp., 8.000%, 1/15/2025	75,000	72,469
Diamond Offshore Drilling, Inc., 7.875%, 8/15/2025	75,000	67,312
Ensco PLC:
4.500%, 10/1/2024 (1)	100,000	74,500
7.750%, 2/1/2026 (1)	100,000	82,875
Gulfport Energy Corp., 6.000%, 10/15/2024 (1)	100,000	92,000
Noble Holding International, Ltd., 7.750%, 1/15/2024	75,000	65,906
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (1)	71,000	70,379
PBF Holding Co. LLC, 7.250%, 6/15/2025	100,000	99,750
QEP Resources, Inc., 5.250%, 5/1/2023 (1)	150,000	144,000
Southwestern Energy Co., 7.500%, 4/1/2026	50,000	50,625
Transocean, Inc., 7.250%, 11/1/2025 (5)	75,000	69,750
W&T Offshore, Inc., 9.750%, 11/1/2023 (5)	75,000	68,250
Whiting Petroleum Corp., 5.750%, 3/15/2021 (1)	100,000	99,250
WildHorse Resource Development Corp., 6.875%, 2/1/2025	75,000	73,500

		1,130,566
Oil & Gas Services - 1.7%
Nine Energy Service, Inc., 8.750%, 11/1/2023 (1) (5)	100,000	99,125
SESI LLC, 7.750%, 9/15/2024 (1)	100,000	89,625

		188,750
Pharmaceuticals - 3.6%
Bausch Health Cos., Inc., 5.500%, 3/1/2023 (5)	150,000	145,500
HLF Financing Sarl LLC, 7.250%, 8/15/2026 (5)	125,000	126,094
Teva Pharmaceutical Finance Netherlands III BV:
2.800%, 7/21/2023	100,000	87,817
6.000%, 4/15/2024	25,000	24,992

		384,403
Pipelines - 3.2%
Antero Midstream Partners LP, 5.375%, 9/15/2024 (1)	100,000	98,020
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027 (1)	50,000	48,563
Cheniere Energy Partners LP, 5.625%, 10/1/2026 (1) (5)	50,000	48,750
Genesis Energy LP, 6.750%, 8/1/2022	150,000	149,625

		344,958
Real Estate Investment Trusts - 2.0%
ESH Hospitality, Inc., 5.250%, 5/1/2025 (1) (5)	100,000	95,875
SBA Communications Corp., 4.875%, 9/1/2024	50,000	48,695
Starwood Property Trust, Inc., 3.625%, 2/1/2021 (5)	75,000	72,938

		217,508
Retail - 3.8%
Asbury Automotive Group, Inc., 6.000%, 12/15/2024 (1)	100,000	97,875
Beacon Roofing Supply, Inc., 4.875%, 11/1/2025 (1) (5)	100,000	91,125
Hot Topic, Inc., 9.250%, 6/15/2021 (5)	100,000	100,000
KFC Holding Co., 5.000%, 6/1/2024 (5)	50,000	49,438
Party City Holdings, Inc., 6.125%, 8/15/2023 (1) (5)	75,000	75,562

		414,000
Semiconductors - 0.9%
Amkor Technology, Inc., 6.375%, 10/1/2022	100,000	100,748
Software - 1.6%
Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024 (1)	74,000	74,833
Rackspace Hosting, Inc., 8.625%, 11/15/2024 (1) (5)	122,000	103,395

		178,228
Telecommunications - 9.8%
CenturyLink, Inc., 5.800%, 3/15/2022 (1)	50,000	49,938
Cincinnati Bell, Inc., 7.000%, 7/15/2024 (5)	150,000	132,281
CommScope, Inc., 5.500%, 6/15/2024 (1) (5)	158,000	146,332
Consolidated Communications, Inc., 6.500%, 10/1/2022	100,000	93,750
Inmarsat Finance PLC, 4.875%, 5/15/2022 (1) (5)	150,000	145,125
Qwest Corp., 6.875%, 9/15/2033	100,000	96,450

Sprint Communications, Inc., 6.000%, 11/15/2022	75,000	75,157
Sprint Corp.:
7.125%, 6/15/2024 (1)	110,000	111,925
7.625%, 3/1/2026	50,000	51,375
Telecom Italia Capital SA, 6.000%, 9/30/2034	25,000	21,500
Telesat Canada, 8.875%, 11/15/2024 (1) (5)	82,000	87,740
T-Mobile USA, Inc., 4.500%, 2/1/2026	50,000	46,985

		1,058,558
Toys/Games/Hobbies - 0.4%
Mattel, Inc., 2.350%, 8/15/2021	50,000	45,125

Total Corporate Bonds & Notes (identified cost $10,296,704)		9,851,415

Short-Term Investments - 44.4%

Collateral Pool Investments for Securities on Loan - 37.9%
Collateral pool allocation (3)		4,077,612
Mutual Funds - 6.5%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (4)	701,845	701,775

Total Short-Term Investments (identified cost $4,779,388)		4,779,387

Total Investments - 136.0% (identified cost $15,076,092)		14,630,802
Other Assets and Liabilities - (36.0)%		(3,874,639)

Total Net Assets - 100.0%		$10,756,163

Government Money Market Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Mutual Funds - 8.9%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 2.120%	135,000,000	$135,000,000
Invesco Government & Agency Portfolio - Institutional Class, 2.130%	145,000,000	145,000,000

Total Mutual Funds		280,000,000

Repurchase Agreements - 44.7%
Agreement with Fixed Income Clearing Corp., 1.200%, dated 11/30/2018, to be repurchased at $13,377,839 on 12/3/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/15/2019, with a fair value of $13,645,736	$13,376,501	13,376,502
Agreement with Fixed Income Clearing Corp., 2.270%, dated 11/30/2018, to be repurchased at $580,109,717 on 12/3/2018, collateralized by U.S. Government Treasury Obligations and U.S. Government Agency Obligations with various maturities to 11/15/2027, with a fair value of $591,603,739	580,000,000	580,000,000
Agreement with Goldman Sachs Group, Inc., 2.270%, dated 11/30/2018, to be repurchased at $250,110,347 on 12/7/2018, collateralized by U.S. Government Agency Obligations with various maturities to 11/1/2047, with a fair value of $255,000,000	250,000,000	250,000,000
Agreement with Goldman Sachs Group, Inc., 2.270%, dated 11/30/2018, to be repurchased at $342,564,790 on 12/3/2018, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2048, with a fair value of $349,350,000	342,500,000	342,500,000
Agreement with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.290%, dated 11/30/2018, to be repurchased at $125,023,854 on 12/3/2018, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2048, with a fair value of $127,500,000	125,000,000	125,000,000
Agreement with Toronto Dominion Bank, 2.280%, dated 11/30/2018, to be repurchased at $100,019,000 on 12/3/2018, collateralized by U.S. Government Agency Obligations with various maturities to 9/1/2048, with a fair value of $102,019,381	100,000,000	100,000,000

Total Repurchase Agreements		1,410,876,502

U.S. Government & U.S. Government Agency Obligations - 44.9%

Federal Farm Credit Bank - 17.4%
1.920% (FCPR DLY - 308 basis points) 10/10/2019 (8)	15,000,000	14,998,889
1.930% (FCPR DLY - 307 basis points) 11/4/2019 (8)	23,000,000	22,998,550
1.930% (FCPR DLY - 307 basis points) 12/18/2019 (8)	10,000,000	9,999,739
1.935% (FCPR DLY - 307 basis points) 12/26/2019 (8)	15,000,000	14,999,198
1.950% (FCPR DLY - 305 basis points) 1/9/2020 (8)	15,000,000	14,999,173
2.145% (FCPR DLY - 311 basis points) 4/10/2019 (8)	14,000,000	13,999,745
2.168% (LIBOR 3 Month - 23 basis points) 4/3/2019 (8)	15,000,000	14,999,966
2.170% (FCPR DLY - 308 basis points) 6/27/2019 (8)	25,000,000	24,999,853
2.170% (FCPR DLY - 308 basis points) 9/13/2019 (8)	12,000,000	11,999,843
2.175% (FCPR DLY - 308 basis points) 9/25/2019 (8)	11,900,000	11,900,091
2.175% (U.S. Federal Funds Effective Rate (continuous series) - 3 basis points) 4/25/2019 (8)	18,000,000	17,999,636
2.190% (FCPR DLY - 306 basis points) 4/25/2019 (8)	14,000,000	14,000,071
2.200% (U.S. Federal Funds Effective Rate (continuous series) + 0 basis points) 4/15/2019 (8)	16,000,000	15,999,396
2.207% (LIBOR 1 Month - 10 basis points) 12/2/2019 (8)	12,800,000	12,795,177
2.210% (LIBOR 1 Month - 11 basis points) 9/25/2019 (8)	1,000,000	999,803
2.210% (U.S. Federal Funds Effective Rate (continuous series) + 1 basis points) 4/24/2019 (8)	15,000,000	14,999,406
2.219% (LIBOR 1 Month - 10 basis points) 12/3/2018 (8)	15,000,000	15,000,000
2.230% (LIBOR 1 Month - 9 basis points) 7/9/2019 (8)	1,000,000	1,000,006

2.230% (LIBOR 3 Month - 20 basis points) 7/12/2019 (8)	15,000,000	14,999,541
2.245% (LIBOR 1 Month - 10 basis points) 8/30/2019 (8)	15,000,000	14,999,934
2.246% (LIBOR 1 Month - 6 basis points) 12/20/2018 (8)	15,500,000	15,499,978
2.254% (LIBOR 1 Month - 6 basis points) 4/3/2019 (8)	25,814,000	25,818,637
2.260% (LIBOR 1 Month - 9 basis points) 5/30/2019 (8)	12,000,000	11,997,906
2.265% (LIBOR 1 Month - 5 basis points) 1/23/2019 (8)	21,300,000	21,301,759
2.270% (LIBOR 1 Month - 5 basis points) 2/25/2020 (8)	14,700,000	14,697,486
2.275% (LIBOR 1 Month - 4 basis points) 4/24/2019 (8)	23,445,000	23,452,128
2.280% (LIBOR 1 Month - 7 basis points) 12/30/2019 (8)	14,000,000	13,999,247
2.290% (FCPR DLY - 296 basis points) 7/9/2020 (8)	10,000,000	9,996,786
2.290% (LIBOR 1 Month - 3 basis points) 6/24/2019 (8)	2,000,000	2,000,420
2.350% (LIBOR 1 Month + 5 basis points) 2/21/2020 (8)	8,500,000	8,510,927
2.372% (LIBOR 1 Month + 5 basis points) 1/27/2020 (8)	15,000,000	15,018,292
2.434% (Treasury Money Market Yield 3 Month + 5 basis points) 12/5/2018 (8)	11,000,000	10,999,994
2.456% (LIBOR 1 Month + 15 basis points) 3/15/2019 (8)	6,715,000	6,720,162
2.475% (LIBOR 1 Month + 17 basis points) 1/22/2019 (8)	23,835,000	23,844,672
2.490% (LIBOR 1 Month + 18 basis points) 2/25/2019 (8)	10,000,000	10,006,046
2.491% (LIBOR 1 Month + 19 basis points) 9/20/2019 (8)	1,510,000	1,513,312
2.495% (LIBOR 1 Month + 18 basis points) 10/24/2019 (8)	2,295,000	2,301,138
2.498% (LIBOR 1 Month + 18 basis points) 10/11/2019 (8)	12,315,000	12,343,992
2.500% (LIBOR 1 Month + 19 basis points) 5/16/2019 (8)	8,615,000	8,626,361
2.520% 7/22/2019 (7)	15,500,000	15,247,195
2.585% (LIBOR 1 Month + 27 basis points) 2/25/2019 (8)	16,200,000	16,213,047

		548,797,502
Federal Home Loan Bank - 25.3%
2.070% (LIBOR 3 Month - 34 basis points) 4/9/2019 (8)	9,000,000	9,000,000
2.088% (LIBOR 3 Month - 31 basis points) 1/3/2019 (8)	20,000,000	20,000,000
2.105% (LIBOR 3 Month - 32 basis points) 4/12/2019 (8)	16,000,000	16,000,000
2.150% (LIBOR 3 Month - 26 basis points) 10/7/2019 (8)	15,000,000	14,989,736
2.160% (LIBOR 3 Month - 26 basis points) 10/11/2019 (8)	15,000,000	14,987,984
2.180% 12/5/2018 (7)	25,000,000	24,993,944
2.180% 12/12/2018 (7)	20,000,000	19,986,678
2.180% (LIBOR 1 Month - 14 basis points) 5/9/2019 (8)	8,500,000	8,497,311
2.183% (LIBOR 1 Month - 12 basis points) 1/18/2019 (8)	15,000,000	15,000,000
2.185% (LIBOR 1 Month - 13 basis points) 7/16/2019 (8)	25,000,000	25,000,000
2.188% (LIBOR 1 Month - 13 basis points) 2/6/2019 (8)	13,400,000	13,400,000
2.197% (LIBOR 1 Month - 11 basis points) 12/14/2018 (8)	25,000,000	25,000,031
2.198% (LIBOR 1 Month - 11 basis points) 7/19/2019 (8)	20,000,000	20,000,000
2.200% 12/19/2018 (7)	35,000,000	34,961,500
2.200% (LIBOR 1 Month - 10 basis points) 12/21/2018 (8)	17,500,000	17,500,000
2.200% (LIBOR 1 Month - 12 basis points) 12/24/2018 (8)	20,000,000	20,000,200
2.200% (LIBOR 1 Month - 12 basis points) 1/25/2019 (8)	18,000,000	17,999,803
2.200% (LIBOR 1 Month - 12 basis points) 2/25/2019 (8)	20,000,000	20,000,000
2.200% (LIBOR 1 Month - 12 basis points) 4/26/2019 (8)	25,000,000	25,000,000
2.200% (LIBOR 3 Month - 21 basis points) 4/9/2019 (8)	14,500,000	14,500,000
2.204% (LIBOR 1 Month - 11 basis points) 1/4/2019 (8)	2,500,000	2,500,030
2.204% (LIBOR 1 Month - 11 basis points) 1/4/2019 (8)	1,100,000	1,100,013
2.210% 12/21/2018 (7)	17,000,000	16,979,128
2.210% (LIBOR 1 Month - 11 basis points) 1/24/2019 (8)	15,000,000	15,000,000
2.211% (LIBOR 1 Month - 10 basis points) 10/23/2019 (8)	12,500,000	12,500,000
2.216% (LIBOR 1 Month - 9 basis points) 1/22/2019 (8)	15,000,000	15,000,000
2.220% 12/24/2010 (7)	25,000,000	24,964,542
2.221% (LIBOR 1 Month - 8 basis points) 3/20/2019 (8)	16,100,000	16,099,250
2.225% (LIBOR 1 Month - 9 basis points) 7/26/2019 (8)	12,850,000	12,850,000
2.226% (LIBOR 1 Month - 8 basis points) 8/22/2019 (8)	13,000,000	13,000,000
2.227% (LIBOR 1 Month - 8 basis points) 3/14/2019 (8)	14,000,000	14,000,000
2.228% (LIBOR 1 Month - 9 basis points) 1/11/2019 (8)	13,500,000	13,500,000
2.228% (LIBOR 1 Month - 9 basis points) 8/12/2019 (8)	10,150,000	10,150,000
2.229% (LIBOR 1 Month - 9 basis points) 6/3/2019 (8)	3,300,000	3,300,085
2.229% (LIBOR 1 Month - 9 basis points) 6/14/2019 (8)	1,600,000	1,600,066
2.230% (SOFR + 4 basis points) 5/15/2019 (8)	15,000,000	15,000,000
2.233% 12/14/2018 (7)	16,725,000	16,711,743
2.233% (LIBOR 1 Month - 7 basis points) 7/19/2019 (8)	15,000,000	15,000,050
2.234% (LIBOR 1 Month - 8 basis points) 2/4/2019 (8)	10,000,000	10,000,000
2.236% (LIBOR 1 Month - 8 basis points) 2/7/2020 (8)	15,000,000	14,999,519

2.238% (LIBOR 1 Month - 8 basis points) 3/6/2019 (8)	3,300,000	3,299,880
2.241% (LIBOR 1 Month - 6 basis points) 2/20/2020 (8)	20,000,000	20,000,000
2.241% (LIBOR 1 Month - 7 basis points) 1/23/2020 (8)	10,000,000	10,000,011
2.245% (LIBOR 3 Month - 20 basis points) 1/18/2019 (8)	2,950,000	2,949,910
2.246% (LIBOR 3 Month - 16 basis points) 7/5/2019 (8)	23,300,000	23,317,499
2.250% (LIBOR 1 Month - 6 basis points) 9/16/2019 (8)	4,600,000	4,600,807
2.254% (LIBOR 1 Month - 5 basis points) 2/1/2019 (8)	10,000,000	10,000,006
2.255% (SOFR + 7 basis points) 11/15/2019 (8)	10,000,000	10,000,000
2.276% (LIBOR 1 Month - 3 basis points) 4/20/2020 (8)	10,750,000	10,748,616
2.277% (LIBOR 1 Month - 6 basis points) 8/28/2019 (8)	10,000,000	10,000,000
2.280% (LIBOR 3 Month - 34 basis points) 5/10/2019 (8)	17,500,000	17,488,013
2.299% (LIBOR 3 Month - 15 basis points) 1/17/2020 (8)	8,500,000	8,500,000
2.306% (LIBOR 1 Month + 0 basis points) 10/23/2020 (8)	14,750,000	14,750,000
2.316% 12/26/2018 (7)	18,000,000	17,971,500
2.400% 10/11/2019 (7)	13,000,000	13,000,000

		797,697,855
Federal Home Loan Mortgage Corporation - 0.3%
Federal Home Loan Mortgage Corporation, 2.243%, (LIBOR 3 Month - 17 basis points), 7/5/2019 (8)	8,890,000	8,895,099
Federal National Mortgage Association - 1.9%
2.270% (SOFR + 8 basis points) 1/30/2019 (8)	20,000,000	20,000,000
2.310% (SOFR + 12 basis points) 7/30/2019 (8)	25,000,000	25,000,000
2.350% (SOFR + 16 basis points) 1/30/2020 (8)	15,000,000	15,000,000

		60,000,000

Total U.S. Government & U.S. Government Agency Obligations		1,415,390,456

U.S. Treasury Bills - 1.6%
United States Treasury Bill, 2.105% 12/6/2018 (7)	50,000,000	49,985,382

Total Investments - 100.1% (at amortized cost)		3,156,252,340
Other Assets and Liabilities - (0.1)%		(2,153,093)

Total Net Assets - 100.0%		$3,154,099,247

Tax-Free Money Market Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Municipals - 99.1%

Alabama - 12.5%
Chatom Industrial Development Board, 1.650%, 8/1/2037 (8)	$5,500,000	$5,500,000
City of Oxford, 1.790%, 9/1/2041 (8)	12,745,000	12,745,000
Eutaw Industrial Development Board, 1.780%, 6/1/2028 (8)	1,300,000	1,300,000
Industrial Development Board of the City of Mobile Alabama:
1.790% 6/1/2034 (8)	2,550,000	2,550,000
1.800% 6/1/2034 (8)	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Certificates:
1.810% 5/1/2026 (5) (8)	6,650,000	6,650,000
1.810% 7/1/2026 (5) (8)	10,000,000	10,000,000

		48,745,000
Alaska - 1.0%
City of Valdez, 1.700%, 12/1/2033 (8)	3,745,000	3,745,000
California - 3.6%
Tender Option Bond Trust Receipts/Certificates:
1.790% 11/1/2023 (5) (8)	5,070,000	5,070,000
1.840% 9/1/2042 (5) (8)	8,945,000	8,945,000

		14,015,000
Colorado - 2.4%
Colorado Health Facilities Authority, 1.730%, 1/1/2035 (8)	9,500,000	9,500,000
Connecticut - 3.3%
State of Connecticut, 1.820%, 5/15/2034 (8)	12,700,000	12,700,000
Delaware - 0.8%
Delaware State Health Facilities Authority, 1.680%, 10/1/2040 (8)	3,240,000	3,240,000
Florida - 7.4%
City of Gainesville Utilities System Revenue, 1.730%, 10/1/2038 (8)	3,700,000	3,700,000
City of Jacksonville, 1.900%, 3/11/2019	12,300,000	12,300,000
County of Brevard, 1.840%, 10/1/2019 (8)	200,000	200,000
Highlands County Health Facilities Authority:
1.700% 11/15/2035 (8)	2,200,000	2,200,000
1.700% 11/15/2037 (8)	3,400,000	3,400,000
Pinellas County Health Facilities Authority, 1.690%, 11/1/2038 (8)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates, 1.720%, 7/1/2040 (5) (8)	4,075,000	4,075,000

		28,875,000
Georgia - 2.7%
City of Atlanta, 4.500%, AGM, 12/1/2019	1,250,000	1,250,000
Private Colleges & Universities Authority, 1.830%, 2/7/2019	2,800,000	2,800,000
RBC Municipal Products, Inc. Trust, 1.750%, 10/1/2021 (5) (8)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates, 1.740%, 10/1/2024 (5) (8)	1,600,000	1,600,000

		10,650,000
Illinois - 4.9%
Illinois Finance Authority, 1.680%, 8/15/2038 (8)	800,000	800,000
Illinois State Toll Highway Authority:
AGM, 1.700% 1/1/2031 (8)	1,485,000	1,485,000
1.720% 7/1/2030 (8)	725,000	725,000
Jackson-Union Counties Regional Port District, 1.740%, 4/1/2024 (8)	2,400,000	2,400,000
Phoenix Realty Special Account-U LP, 1.720%, 4/1/2020 (8)	8,075,000	8,075,000
Tender Option Bond Trust Receipts/Certificates, 1.720%, 1/15/2026 (5) (8)	5,600,000	5,600,000

		19,085,000

Indiana - 2.6%
Hamilton Southeastern Consolidated School Building Corp., 3.000%, 12/15/2018	2,350,000	2,351,026
Tender Option Bond Trust Receipts/Certificates, 1.840%, 5/14/2026 (5) (8)	7,770,000	7,770,000

		10,121,026
Iowa - 3.4%
Iowa Finance Authority:
1.740% 9/1/2036 (8)	3,200,000	3,200,000
1.740% 6/1/2039 (8)	9,800,000	9,800,000

		13,000,000
Kentucky - 1.0%
Louisville/Jefferson County Metropolitan Sewer District, 1.830%, 1/17/2019	4,000,000	4,000,000
Maryland - 0.5%
RBC Municipal Products, Inc. Trust, 1.890%, (SIFMA Municipal Swap Index Yield), 1/1/2025 (5) (8)	2,000,000	2,000,000
Minnesota - 1.8%
City of Ramsey, 1.890%, 12/1/2023 (8)	1,860,000	1,860,000
Minnesota Higher Education Facilities Authority:
1.760% 3/1/2024 (8)	2,000,000	2,000,000
1.760% 3/1/2033 (8)	3,215,000	3,215,000

		7,075,000
Mississippi - 4.2%
Mississippi Business Finance Corp.:
1.710% 12/1/2030 (8)	3,775,000	3,775,000
1.710% 11/1/2035 (8)	4,450,000	4,450,000
1.720% 12/1/2030 (8)	6,000,000	6,000,000
2.220% 5/1/2037 (8)	2,000,000	2,000,000

		16,225,000
Missouri - 3.6%
City of St. Louis, 3.000%, 5/30/2019	3,000,000	3,018,083
Greene County Industrial Development Authority, 1.770%, 5/1/2039 (8)	965,000	965,000
Tender Option Bond Trust Receipts/Certificates, 1.790%, 5/15/2041 (5) (8)	10,000,000	10,000,000

		13,983,083
Nebraska - 0.2%
Nebraska Investment Finance Authority, 2.200%, 9/1/2031 (8)	600,000	600,000
New York - 12.2%
City of New York:
1.750% 8/1/2035 (8)	4,000,000	4,000,000
1.760% 4/1/2042 (8)	4,075,000	4,075,000
New York City Transitional Finance Authority Future Tax Secured Revenue:
1.760% 11/1/2029 (8)	5,960,000	5,960,000
1.760% 8/1/2039 (8)	6,500,000	6,500,000
1.790% 8/1/2031 (8)	2,900,000	2,900,000
New York City Water & Sewer System:
1.710% 6/15/2045 (8)	5,000,000	5,000,000
1.750% 6/15/2039 (8)	2,700,000	2,700,000
1.750% 6/15/2044 (8)	3,075,000	3,075,000
1.750% 6/15/2049 (8)	3,000,000	3,000,000
RBC Municipal Products, Inc. Trust, 1.780%, 3/1/2022 (5) (8)	6,000,000	6,000,000
Triborough Bridge & Tunnel Authority:
1.690% 11/1/2032 (8)	2,000,000	2,000,000
1.730% 1/1/2032 (8)	2,000,000	2,000,000

		47,210,000
North Carolina - 0.5%
Tender Option Bond Trust Receipts/Certificates, 1.740%, 7/1/2019 (5) (8)	1,835,000	1,835,000
Ohio - 4.9%
City of Fairborn, 2.250%, 3/21/2019	4,007,000	4,011,517
Ohio Higher Educational Facility Commission:
1.700% 1/1/2039 (8)	2,050,000	2,050,000
1.700% 1/1/2039 (8)	3,505,000	3,505,000

Port of Greater Cincinnati Development Authority:
1.930% 11/1/2023 (8)	1,230,000	1,230,000
1.930% 11/1/2025 (8)	245,000	245,000
RBC Municipal Products, Inc. Trust, 1.720%, 10/1/2020 (5) (8)	4,110,000	4,110,000
Tender Option Bond Trust Receipts/Certificates, 1.790%, 6/1/2026 (5) (8)	4,000,000	4,000,000

		19,151,517
Pennsylvania - 2.9%
RBC Municipal Products, Inc. Trust:
1.780% 4/1/2022 (5) (8)	7,000,000	7,000,000
1.890% (SIFMA Municipal Swap Index Yield), 12/1/2025 (5) (8)	4,325,000	4,325,000

		11,325,000
South Dakota - 3.3%
South Dakota Housing Development Authority:
1.810% 11/1/2048 (8)	6,150,000	6,150,000
1.850% 5/1/2048 (8)	6,525,000	6,525,000

		12,675,000
Tennessee - 2.2%
City of Memphis, 1.730%, 12/4/2018	4,000,000	4,000,000
Shelby County Health Educational & Housing Facilities Board, 1.720%, AGM, 6/1/2042 (8)	4,500,000	4,500,000

		8,500,000
Texas - 9.9%
City of Austin, 1.750%, 11/15/2029 (8)	1,260,000	1,260,000
City of San Antonio:
1.770% 12/21/2018	4,000,000	4,000,000
1.770% 1/4/2019	3,000,000	3,000,000
County of Harris:
1.730% 12/6/2018	9,225,000	9,225,000
1.740% 12/6/2018	590,000	590,000
1.750% 12/4/2018	5,000,000	5,000,000
Lower Neches Valley Authority Industrial Development Corp., 1.710%, 11/1/2051 (8)	3,300,000	3,300,000
State of Texas:
1.680% 6/1/2045 (8)	4,000,000	4,000,000
1.740% 12/1/2049 (8)	5,000,000	5,000,000
4.000% 8/29/2019	3,000,000	3,045,190

		38,420,190
Washington - 6.6%
Seattle Housing Authority, 1.840%, 6/1/2040 (8)	1,000,000	1,000,000
Tender Option Bond Trust Receipts/Certificates:
1.750% 7/1/2026 (5) (8)	5,000,000	5,000,000
1.840% 6/15/2029 (5) (8)	11,320,000	11,320,000
Washington Higher Education Facilities Authority, 1.680%, 10/1/2029 (8)	5,750,000	5,750,000
Washington State Housing Finance Commission, 1.790%, 7/1/2028 (8)	2,505,000	2,505,000

		25,575,000
Wisconsin - 0.7%
PMA Levy & Aid Anticipation Notes Program, 3.000%, 7/19/2019	1,000,000	1,006,218
Wisconsin Health & Educational Facilities Authority, 1.750%, 5/1/2030 (8)	1,655,000	1,655,000

		2,661,218

Total Municipals		384,912,034

Mutual Funds - 2.3%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 2.120%	100,000	100,000
Federated Institutional Tax-Free Cash Trust - Institutional Class, 1.580%	8,932,384	8,932,384

Total Mutual Funds		9,032,384

Total Investments - 101.4% (at amortized cost)		393,944,418
Other Assets and Liabilities - (1.4)%		(5,330,986)

Total Net Assets - 100.0%		$388,613,432

Prime Money Market Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 18.0%

Banks - 18.0%
Canadian Imperial Bank of Commerce, 2.438% (LIBOR 3 Month + 10 basis points), 9/20/2019 (8)	$3,000,000	$3,000,000
DNB Bank ASA, 2.180% 12/4/2018	10,000,000	10,000,000
HSBC Bank USA NA:
2.554% (LIBOR 1 Month + 24 basis points), 12/4/2018 (8)	2,500,000	2,500,000
2.555% (LIBOR 1 Month + 24 basis points), 4/25/2019 (8)	3,000,000	3,000,000
2.599% (LIBOR 1 Month + 25 basis points), 10/3/2019 (8)	2,500,000	2,500,000
2.740% 6/27/2019	3,000,000	3,000,000
Mitsubishi UFJ Trust & Banking Corp., 2.545% (LIBOR 1 Month + 23 basis points), 1/22/2019 (8)	2,500,000	2,500,000
Mizuho Bank, Ltd.:
2.464% (LIBOR 1 Month + 15 basis points), 1/11/2019 (8)	3,000,000	3,000,000
2.504% (LIBOR 1 Month + 19 basis points), 4/10/2019 (8)	3,000,000	3,000,000
2.527% (LIBOR 1 Month + 19 basis points), 3/11/2019 (8)	3,000,000	3,000,000
2.552% (LIBOR 1 Month + 25 basis points), 12/18/2018 (8)	3,000,000	3,000,000
2.827% (LIBOR 1 Month + 30 basis points), 4/30/2019 (8)	2,500,000	2,501,737
Nordea Bank AB, 2.707% (LIBOR 1 Month + 40 basis points), 3/14/2019 (8)	2,500,000	2,500,000
State Street Bank and Trust Co., 2.565% (LIBOR 1 Month + 25 basis points), 4/22/2019 (8)	3,000,000	3,000,000
Sumitomo Mitsui Banking Corp.:
2.473% (LIBOR 1 Month + 17 basis points), 2/19/2019 (8)	3,000,000	3,000,000
2.537% (LIBOR 1 Month + 20 basis points), 3/28/2019 (8)	3,000,000	3,000,000
2.619% (LIBOR 3 Month + 15 basis points), 4/23/2019 (8)	2,500,000	2,500,000
Toronto-Dominion Bank:
2.566% (LIBOR 3 Month + 13 basis points), 7/16/2019 (8)	2,000,000	2,000,000
2.566% (LIBOR 3 Month + 13 basis points), 10/15/2019 (8)	3,000,000	3,000,000
U.S. Bank NA, 2.910% 7/23/2019	2,500,000	2,500,000
Wells Fargo Bank NA:
2.538% (LIBOR 3 Month + 14 basis points), 6/28/2019 (8)	3,000,000	3,000,000
2.615% (LIBOR 1 Month + 30 basis points), 7/23/2019 (8)	3,500,000	3,500,000
Westpac Banking Corp.:
2.538% (LIBOR 3 Month + 13 basis points), 1/9/2019 (8)	3,000,000	3,000,000
2.650% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (8)	2,500,000	2,500,000

Total Certificates of Deposit		74,501,737

Commercial Paper - 48.6%

Asset-Backed Securities - 31.3%
Atlantic Asset Securitization LLC:
2.400% 12/17/2018 (5) (7)	2,500,000	2,497,333
2.470% (LIBOR 1 Month + 17 basis points), 2/21/2019 (5) (8)	3,000,000	3,000,000
2.547% (LIBOR 1 Month + 24 basis points), 12/14/2018 (5) (8)	2,500,000	2,500,000
2.597% (LIBOR 1 Month + 30 basis points), 5/2/2019 (5) (8)	3,000,000	3,000,000
Bedford Row Funding Corp.:
2.511% (LIBOR 3 Month + 13 basis points), 6/27/2019 (5) (8)	2,500,000	2,500,000
2.535% (LIBOR 1 Month + 22 basis points), 9/9/2019 (5) (8)	3,000,000	3,000,000
2.597% (LIBOR 1 Month + 29 basis points), 3/15/2019 (5) (8)	2,500,000	2,500,000
2.618% (LIBOR 1 Month + 30 basis points), 4/11/2019 (5) (8)	2,000,000	2,000,000
2.638% (LIBOR 1 Month + 32 basis points), 6/6/2019 (5) (8)	3,000,000	3,000,000
2.656% (LIBOR 1 Month + 35 basis points), 2/15/2019 (5) (8)	3,000,000	3,000,000
Crown Point Capital Co. LLC, 2.650% 4/10/2019 (5) (7)	4,500,000	4,456,937

Lexington Parker Capital Co. LLC:
2.500% 2/4/2019 (5) (7)	3,000,000	2,986,458
2.510% 1/18/2019 (5) (7)	3,000,000	2,989,960
Liberty Street Funding LLC:
2.400% 1/11/2019 (5) (7)	1,500,000	1,495,900
2.412% 1/11/2019 (5) (7)	3,000,000	2,991,937
LMA Americas LLC:
2.270% 12/6/2018 (5) (7)	3,000,000	2,999,054
2.346% 12/12/2018 (5) (7)	2,300,000	2,298,384
2.499% 1/9/2019 (7)	2,000,000	1,994,713
2.500% 1/18/2019 (7)	3,000,000	2,990,000
2.556% 2/4/2019 (7)	3,000,000	2,986,513
2.619% 3/14/2019 (7)	3,000,000	2,978,113
Longship Funding LLC:
2.260% 12/5/2018 (5) (7)	9,000,000	8,997,740
2.270% 12/4/2018 (5) (7)	4,000,000	3,999,243
Old Line Funding LLC:
2.476% (LIBOR 1 Month + 17 basis points), 3/8/2019 (5) (8)	3,000,000	3,000,000
2.490% (LIBOR 1 Month + 18 basis points), 4/16/2019 (5) (8)	3,000,000	3,000,000
2.800% (LIBOR 1 Month + 50 basis points), 3/21/2019 (5) (8)	2,500,000	2,500,000
Regency Markets No. 1 LLC:
2.310% 12/5/2018 (5) (7)	2,500,000	2,499,358
2.310% 12/6/2018 (5) (7)	3,500,000	3,498,877
2.330% 12/10/2018 (5) (7)	3,000,000	2,998,253
2.350% 12/17/2018 (5) (7)	3,000,000	2,996,867
Ridgefield Funding Co. LLC, 2.270% 12/3/2018 (5) (7)	5,000,000	4,999,369
Sheffield Receivables Co. LLC:
2.250% 12/3/2018 (5) (7)	5,000,000	4,999,375
2.371% 12/7/2018 (5) (7)	3,500,000	3,498,647
2.691% 4/2/2019 (5) (7)	3,000,000	2,973,363
2.710% (SOFR + 47 basis points), 5/30/2019 (5) (8)	2,500,000	2,500,000
Starbird Funding Corp.:
2.250% 12/3/2018 (5) (7)	4,487,000	4,486,439
2.333% 12/10/2018 (5) (7)	3,000,000	2,998,275
Thunder Bay Funding LLC:
2.469% (LIBOR 1 Month + 17 basis points), 2/1/2019 (5) (8)	3,000,000	3,000,000
2.557% (LIBOR 1 Month + 25 basis points), 1/14/2019 (5) (8)	3,000,000	3,000,000
2.643% (LIBOR 1 Month + 34 basis points), 2/19/2019 (5) (8)	3,000,000	3,000,000
2.686% (LIBOR 1 Month + 37 basis points), 3/7/2019 (5) (8)	2,500,000	2,500,000

		129,611,108
Automobiles - 1.5%
Toyota Motor Credit Corp.:
2.428% (LIBOR 3 Month + 2 basis points), 1/3/2019 (8)	3,000,000	3,000,000
2.516% (LIBOR 3 Month + 8 basis points), 4/12/2019 (8)	3,000,000	3,000,000

		6,000,000
Computers - 0.7%
International Business Machines Corp., 2.358% 12/19/2018 (5) (7)	3,000,000	2,996,535
Diversified Financial Services - 6.0%
Collateralized Commercial Paper Co. LLC:
2.514% 2/12/2019 (7)	3,000,000	2,985,096
2.520% (LIBOR 3 Month + 10 basis points), 1/11/2019 (8)	2,500,000	2,499,853
2.536% 1/14/2019 (7)	3,000,000	2,990,943
2.558% (LIBOR 3 Month + 22 basis points), 12/20/2018 (8)	2,500,000	2,500,000
JP Morgan Securities LLC:
2.525% 9/23/2019 (5) (7)	2,000,000	1,997,259
2.546% 2/25/2019 (7)	3,000,000	2,982,227
MetLife Short Term Funding LLC, 2.300% 12/20/2018 (5) (7)	3,500,000	3,495,752
Nationwide Building Society, 2.520% 1/25/2019 (5) (7)	3,000,000	2,988,450
Suncorp-Metway Ltd., 2.600% 3/19/2019 (5) (7)	2,500,000	2,480,500

		24,920,080
Foreign Banks - 7.2%
Bank of Nova Scotia, 2.749% (LIBOR 3 Month + 28 basis points), 10/21/2019 (8)	2,500,000	2,503,856
Credit Suisse AG, 2.930% 7/22/2019 (7)	2,500,000	2,500,000
DNB Bank ASA, 2.453% 1/17/2019 (5) (7)	3,500,000	3,489,033

Mitsubishi UFJ Trust & Banking Corp., 2.595% (LIBOR 1 Month + 28 basis points), 1/25/2019 (8)	2,500,000	2,500,000
Natixis, NY Branch, 2.466% 12/14/2018 (7)	2,500,000	2,497,824
Sumitomo Mitsui Banking Corp., 2.320% 12/6/2018 (5) (7)	2,500,000	2,499,195
Toronto-Dominion Bank:
2.550% 12/21/2018 (5) (7)	2,500,000	2,500,000
2.587% 2/8/2019 (5) (7)	3,500,000	3,499,667
2.627% (LIBOR 3 Month + 15 basis points), 4/23/2019 (5) (8)	3,000,000	3,000,000
2.658% (LIBOR 1 Month + 34 basis points), 8/23/2019 (5) (8)	2,000,000	2,000,000
Westpac Banking Corp., 2.510% (LIBOR 3 Month + 10 basis points), 10/4/2019 (5) (8)	3,000,000	2,999,691

		29,989,266
Miscellaneous Manufacturing - 0.9%
Emerson Electric Co., 2.250% 12/7/2018 (5) (7)	3,650,000	3,648,631
Pharmaceuticals - 1.0%
Novartis Finance Corp., 2.260% 12/6/2018 (5) (7)	4,000,000	3,998,745

Total Commercial Paper		201,164,365

Municipals - 0.5%

Colorado - 0.5%
Colorado Housing & Finance Authority, 2.250%, 10/1/2036 (8)	2,000,000	2,000,000

Total Municipals		2,000,000

Mutual Funds - 5.4%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 2.120%	15,000,000	15,000,000
Invesco Government & Agency Portfolio - Institutional Class, 2.130%	7,500,000	7,500,000

Total Mutual Funds		22,500,000

Repurchase Agreements - 27.5%
Agreement with Fixed Income Clearing Corp., 1.200%, dated 11/30/2018, to be repurchased at $11,324,726 on 12/3/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 4/15/2019, with a fair value of $11,554,171	$11,323,593	11,323,593
Agreement with Fixed Income Clearing Corp., 2.270%, dated 11/30/2018, to be repurchased at $60,011,350 on 12/3/2018, collateralized by a U.S. Government Agency Obligation with a maturity of 10/7/2021, with a fair value of $61,201,108	60,000,000	60,000,000
Agreement with Goldman Sachs Group, Inc., 2.270%, dated 11/30/2018, to be repurchased at $42,508,340 on 12/3/2018, collateralized by a U.S. Government Agency Obligation with a maturity of 10/1/2048, with a fair value of $43,350,195	42,500,000	42,500,000

Total Repurchase Agreements		113,823,593

Total Investments - 100.0% (at amortized cost)		413,989,695
Other Assets and Liabilities - (0.0)%		(180,712)

Total Net Assets - 100.0%		$413,808,983

Institutional Prime Money Market Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares or Principal Amount	Value
Certificates of Deposit - 18.6%

Banks - 18.6%
Canadian Imperial Bank of Commerce, 2.438% (LIBOR 3 Month + 10 basis points), 9/20/2019 (8)	$3,500,000	$3,498,206
DNB Bank ASA, 2.180% 12/4/2018	15,000,000	14,999,969
HSBC Bank USA NA:
2.554% (LIBOR 1 Month + 24 basis points), 12/4/2018 (8)	5,000,000	5,000,185
2.555% (LIBOR 1 Month + 24 basis points), 4/25/2019 (8)	3,000,000	3,000,318
2.599% (LIBOR 1 Month + 25 basis points), 10/3/2019 (8)	3,000,000	2,999,629
2.740% 6/27/2019	3,500,000	3,496,099
Mitsubishi UFJ Trust & Banking Corp., 2.545% (LIBOR 1 Month + 23 basis points), 1/22/2019 (8)	2,500,000	2,500,779
Mizuho Bank, Ltd.:
2.464% (LIBOR 1 Month + 15 basis points), 1/11/2019 (8)	3,000,000	3,000,268
2.504% (LIBOR 1 Month + 19 basis points), 4/10/2019 (8)	3,000,000	2,999,738
2.527% (LIBOR 1 Month + 19 basis points), 3/11/2019 (8)	3,500,000	3,500,577
2.552% (LIBOR 1 Month + 25 basis points), 12/18/2018 (8)	4,000,000	4,000,593
2.827% (LIBOR 1 Month + 30 basis points), 4/30/2019 (8)	5,500,000	5,503,209
Nordea Bank AB:
2.694% (LIBOR 3 Month + 28 basis points), 4/10/2019 (8)	2,500,000	2,501,776
2.707% (LIBOR 1 Month + 40 basis points), 3/14/2019 (8)	2,500,000	2,501,139
State Street Bank and Trust Co., 2.565% (LIBOR 1 Month + 25 basis points), 4/22/2019 (8)	4,000,000	4,000,605
Sumitomo Mitsui Banking Corp.:
2.473% (LIBOR 1 Month + 17 basis points), 2/19/2019 (8)	3,500,000	3,500,236
2.537% (LIBOR 1 Month + 20 basis points), 3/28/2019 (8)	3,500,000	3,499,811
2.619% (LIBOR 3 Month + 15 basis points), 4/23/2019 (8)	3,500,000	3,500,044
Toronto-Dominion Bank:
2.566% (LIBOR 3 Month + 13 basis points), 7/16/2019 (8)	2,500,000	2,500,059
2.566% (LIBOR 3 Month + 13 basis points), 10/15/2019 (8)	4,000,000	3,997,754
U.S. Bank NA, 2.910% 7/23/2019	3,000,000	2,998,580
Wells Fargo Bank NA:
2.538% (LIBOR 3 Month + 14 basis points), 6/28/2019 (8)	3,500,000	3,499,883
2.615% (LIBOR 1 Month + 30 basis points), 7/23/2019 (8)	4,500,000	4,500,139
Westpac Banking Corp.:
2.538% (LIBOR 3 Month + 13 basis points), 1/9/2019 (8)	3,000,000	3,000,277
2.650% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (8)	2,500,000	2,500,057

Total Certificates of Deposit (identified cost $97,004,739)		96,999,930

Commercial Paper - 45.2%

Asset-Backed Securities - 28.7%
Atlantic Asset Securitization LLC:
2.400% 12/17/2018 (5) (7)	3,500,000	3,496,185
2.470% (LIBOR 1 Month + 17 basis points), 2/21/2019 (5) (8)	3,000,000	3,000,030
2.547% (LIBOR 1 Month + 24 basis points), 12/14/2018 (5) (8)	4,000,000	4,000,000
2.597% (LIBOR 1 Month + 30 basis points), 5/2/2019 (5) (8)	3,000,000	3,000,921
Bedford Row Funding Corp.:
2.511% (LIBOR 3 Month + 13 basis points), 6/27/2019 (5) (8)	2,500,000	2,500,000
2.535% (LIBOR 1 Month + 22 basis points), 9/9/2019 (5) (8)	3,000,000	3,000,000
2.597% (LIBOR 1 Month + 29 basis points), 3/15/2019 (5) (8)	4,500,000	4,500,000
2.618% (LIBOR 1 Month + 30 basis points), 4/11/2019 (5) (8)	2,500,000	2,500,000
2.638% (LIBOR 1 Month + 32 basis points), 6/6/2019 (5) (8)	4,000,000	4,001,406

2.656% (LIBOR 1 Month + 35 basis points), 2/15/2019 (5) (8)	3,000,000	3,001,775
Crown Point Capital Co. LLC, 2.650% 4/10/2019 (5) (7)	5,500,000	5,442,540
Lexington Parker Capital Co. LLC:
2.500% 2/4/2019 (5) (7)	3,500,000	3,482,900
2.510% 1/18/2019 (5) (7)	4,000,000	3,986,378
Liberty Street Funding LLC:
2.412% 1/11/2019 (5) (7)	3,500,000	3,490,000
2.452% 1/11/2019 (5) (7)	1,500,000	1,495,714
LMA Americas LLC:
2.270% 12/6/2018 (5) (7)	3,000,000	2,998,858
2.346% 12/12/2018 (5) (7)	2,300,000	2,298,248
2.381% 12/14/2018 (5) (7)	3,000,000	2,997,334
2.499% 1/9/2019 (7)	2,650,000	2,642,763
2.500% 1/18/2019 (7)	3,500,000	3,488,047
2.556% 2/4/2019 (7)	3,000,000	2,985,585
2.619% 3/14/2019 (7)	3,000,000	2,975,733
Longship Funding LLC:
2.260% 12/5/2018 (5) (7)	10,000,000	9,996,794
2.270% 12/4/2018 (5) (7)	5,000,000	4,998,720
Old Line Funding LLC:
2.476% (LIBOR 1 Month + 17 basis points), 3/8/2019 (5) (8)	3,000,000	3,000,000
2.490% (LIBOR 1 Month + 18 basis points), 4/16/2019 (5) (8)	4,000,000	4,000,000
2.800% (LIBOR 1 Month + 50 basis points), 3/21/2019 (5) (8)	2,500,000	2,502,601
Regency Markets No. 1 LLC:
2.310% 12/5/2018 (5) (7)	3,500,000	3,498,901
2.310% 12/6/2018 (5) (7)	3,500,000	3,498,681
2.330% 12/10/2018 (5) (7)	4,500,000	4,497,160
2.350% 12/17/2018 (5) (7)	3,500,000	3,496,202
Ridgefield Funding Co. LLC, 2.270% 12/3/2018 (5) (7)	9,000,000	8,998,309
Sheffield Receivables Co. LLC:
2.250% 12/3/2018 (5) (7)	5,000,000	4,999,060
2.371% 12/7/2018 (5) (7)	3,500,000	3,498,459
2.691% 4/2/2019 (5) (7)	3,500,000	3,466,158
2.710% (SOFR + 47 basis points), 5/30/2019 (5) (8)	3,000,000	3,000,000
Starbird Funding Corp., 2.333% 12/10/2018 (5) (7)	3,000,000	2,998,107
Thunder Bay Funding LLC:
2.469% (LIBOR 1 Month + 17 basis points), 2/1/2019 (5) (8)	3,000,000	3,000,000
2.557% (LIBOR 1 Month + 25 basis points), 1/14/2019 (5) (8)	3,500,000	3,500,000
2.643% (LIBOR 1 Month + 34 basis points), 2/19/2019 (5) (8)	3,000,000	3,000,000
2.686% (LIBOR 1 Month + 37 basis points), 3/7/2019 (5) (8)	2,500,000	2,501,674

		149,735,243
Automobiles - 1.3%
Toyota Motor Credit Corp.:
2.428% (LIBOR 3 Month + 2 basis points), 1/3/2019 (8)	3,500,000	3,500,000
2.517% (LIBOR 3 Month + 8 basis points), 4/12/2019 (8)	3,500,000	3,500,000

		7,000,000
Computers - 0.7%
International Business Machines Corp., 2.358% 12/19/2018 (5) (7)	3,500,000	3,495,792
Diversified Financial Services - 5.5%
Collateralized Commercial Paper Co. LLC:
2.514% 2/12/2019 (7)	3,000,000	2,983,788
2.520% (LIBOR 3 Month + 10 basis points), 1/11/2019 (8)	3,500,000	3,500,122
2.536% 1/14/2019 (7)	3,500,000	3,489,215
2.558% (LIBOR 3 Month + 22 basis points), 12/20/2018 (8)	2,500,000	2,500,186
JP Morgan Securities LLC:
2.525% 9/23/2019 (5) (7)	3,000,000	2,998,003
2.546% 2/25/2019 (7)	3,500,000	3,477,628
MetLife Short Term Funding LLC, 2.300% 12/20/2018 (5) (7)	3,500,000	3,495,532
Nationwide Building Society, 2.520% 1/25/2019 (5) (7)	3,500,000	3,486,378
Suncorp-Metway Ltd., 2.600% 3/19/2019 (5) (7)	3,000,000	2,975,012

		28,905,864
Foreign Banks - 7.5%
Bank of Nova Scotia, 2.749% (LIBOR 3 Month + 28 basis points), 10/21/2019 (8)	2,500,000	2,502,046

Commonwealth Bank of Australia, 2.681% (LIBOR 3 Month + 10 basis points), 5/3/2019 (5) (8)	5,500,000	5,499,193
Credit Suisse AG, 2.930% 7/22/2019 (7)	3,500,000	3,498,913
DNB Bank ASA, 2.453% 1/17/2019 (5) (7)	3,500,000	3,488,833
Mitsubishi UFJ Trust & Banking Corp., 2.595% (LIBOR 1 Month + 28 basis points), 1/25/2019 (8)	3,500,000	3,501,396
Natixis, NY Branch, 2.466% 12/14/2018 (7)	2,500,000	2,497,870
Sumitomo Mitsui Banking Corp., 2.320% 12/6/2018 (5) (7)	2,500,000	2,499,087
Toronto-Dominion Bank:
2.550% 12/21/2018 (5) (7)	2,500,000	2,500,418
2.587% 2/8/2019 (5) (7)	3,500,000	3,501,133
2.627% (LIBOR 3 Month + 15 basis points), 4/23/2019 (5) (8)	3,000,000	3,000,152
2.658% (LIBOR 1 Month + 34 basis points), 8/23/2019 (5) (8)	3,000,000	2,999,846
Westpac Banking Corp., 2.510% (LIBOR 3 Month + 10 basis points), 10/4/2019 (5) (8)	3,500,000	3,498,973

		38,987,860
Miscellaneous Manufacturing - 0.7%
Emerson Electric Co., 2.250% 12/7/2018 (5) (7)	3,650,000	3,648,407
Pharmaceuticals - 0.8%
Novartis Finance Corp., 2.260% 12/6/2018 (5) (7)	4,000,000	3,998,520

Total Commercial Paper (identified cost $235,785,666)		235,771,686

Mutual Funds - 2.7%
BlackRock Liquidity Funds T-Fund Portfolio - Institutional Class, 2.120%	11,902,655	11,902,655
Invesco Government & Agency Portfolio - Institutional Class, 2.130%	2,169,295	2,169,295

Total Mutual Funds (identified cost $14,071,950)		14,071,950

Repurchase Agreements - 33.6%
Agreement with Fixed Income Clearing Corp., 2.270%, dated 11/30/2018, to be repurchased at $85,016,079 on 12/3/2018, collateralized by a U.S. Government Treasury Obligation with a maturity of 9/30/2025, with a fair value of $86,700,229	$85,000,000	85,000,000
Agreement with Goldman Sachs Group, Inc., 2.270%, dated 11/30/2018, to be repurchased at $90,017,025 on 12/3/2018, collateralized by U.S. Government Agency Obligations with various maturities to 10/1/2048, with a fair value of $91,800,000	90,000,000	90,000,000

Total Repurchase Agreements (identified cost $175,000,000)		175,000,000

Total Investments - 100.1% (identified cost $521,862,355)		521,843,566
Other Assets and Liabilities - (0.1)%		(357,627)

Total Net Assets - 100.0%		$521,485,939

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2018. Call dates contained within the Schedules of Investments represent the next possible date the security can be redeemed, at the option of the issuer, determined as of November 30, 2018. Maturity dates contained within the Schedules of Investments represent the stated legal maturity date or mandatory put date. Certain securities may be subject to demand features which allow the security to be redeemed prior to final maturity date. In accordance with Rule 2a-7, securities held in the money market funds provide for the return of principal and interest within 397 days due to a scheduled final maturity date or through specific demand features. Demand features entitle a Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 calendar days’ notice or (2) at specified intervals not exceeding 397 calendar days.

(1)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.

(2)	Non-income producing.

(3)	Please refer to Note 2, Securities Lending, in the Additional Information Associated with the Schedule of Investments.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(5)

Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based on criteria approved by the Board of Directors of the BMO Funds. At November 30, 2018 these securities amounted to:

Fund	Amount	% of Total Net Assets
Global Low Volatility Equity Fund	$498,406	1.67%
Disciplined International Equity Fund	4,014,607	5.04
Alternative Strategies Fund
Long	92,962	0.14
Short	123,568	0.19
Global Long/Short Equity Fund	69,058	0.86
Ultra Short Tax-Free Fund	141,603,297	24.45
Short Tax-Free Fund	20,260,148	11.22
Short-Term Income Fund	38,402,524	16.61
Intermediate Tax-Free Fund	97,023,300	5.66
Strategic Income Fund	27,840,907	34.11
TCH Corporate Income Fund	43,083,686	16.14
TCH Core Plus Bond Fund	116,294,546	11.23
High Yield Bond Fund	4,091,925	38.04
Tax-Free Money Market Fund	110,300,000	28.38
Prime Money Market Fund	160,255,227	38.73
Institutional Prime Money Market Fund	188,728,394	36.19

(6)	All or a portion of this security is segregated as collateral for securities sold short.

(7)	Each issue shows the rate of the discount at the time of purchase.

(8)

Denotes a variable rate security. The rate shown is the current interest rate as of November 30, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(9)

Issue represents an Auction Rate Security. An Auction Rate Security is a corporate or municipal bond debt instrument with a long nominal maturity for which the interest rate is regularly reset through a Dutch auction. The rate presented is either the rate set through the auction or the maximum interest rate provided for in the security issuance provision.

(10)	Purchased on a when-issued or delayed delivery basis.

(11)

Issue represents a convertible capital appreciation bond. These securities are tax-exempt bonds that originate as capital appreciation bonds with zero coupon features at time of issuance and convert to an interest paying bond at a pre-specified rate determined at time of issuance.

(12)	Securities have redemption features that may delay redemption beyond seven days.

(13)	Securities that are subject to alternative minimum tax of the Intermediate Tax-Free Fund portfolio represents 2.34%, as calculated based upon total portfolio market value.

The following acronyms may be referenced throughout this report:

ACA	-	American Capital Access Corporation
ADED	-	Arkansas Department of Economic Development
ADR	-	American Depository Receipt
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Municipal Bond Assurance Corporation
AMT	-	Alternative Minimum Tax
BAM	-	Build America Mutual Assurance Company
BHAC	-	Berkshire Hathaway Assurance Corporation
BMA	-	Bond Market Association
CFC	-	Cooperative Finance Corporation
CIFG	-	CDC IXIS Financial Guaranty
CMI	-	California Mortgage Insurance
COLL	-	Collateralized
ETF	-	Exchange Traded Fund
FDIC	-	Federal Depository Insurance Corporation
FGIC	-	Financial Guaranty Insurance Corporation
FHA	-	Federal Housing Administration
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
FRN	-	Floating Rate Note
FSA	-	Financial Security Assurance Corporation
GDR	-	Global Depository Receipt
GNMA	-	Government National Mortgage Association
GO	-	Government Obligation
HFDC	-	Health Facility Development Corporation

HUD	-	Department of Housing and Urban Development
IDC	-	Industrial Development Corporation
IMI	-	Investors Mortgage Insurance Company
INS	-	Insured
LIBOR	-	London Interbank Offered Rate
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit
LP	-	Limited Partnership
LT	-	Limited Tax
MAC	-	Municipal Assurance Corporation
MBIA	-	Municipal Bond Insurance Association
MHF	-	Maryland Housing Fund
MTN	-	Medium Term Note
NATL	-	National Public Finance Guarantee
PCA	-	Pollution Control Authority
PLC	-	Public Limited Company
PSF	-	Permanent School Fund Guaranteed
PUFG	-	Permanent University Fund Guarantee
Q-SBLF	-	Qualified School Bond Loan Fund
RADIAN	-	Radian Asset Assurance
REITs	-	Real Estate Investment Trusts
REMIC	-	Real Estate Mortgage Investment Conduit
SAW	-	State Aid Withholding
SIFMA	-	Securities Industry and Financial Markets Association
SOFR	-	Secured Overnight Financing Rate
TCRs	-	Transferable Custody Receipts
TLGP	-	Temporary Liquidity Guarantee Program
TRANs	-	Tax and Revenue Anticipation Notes
UT	-	Unlimited Tax
VRNs	-	Variable Rate Notes
XLCA	-	XL Capital Assurance

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2018, the Corporation consisted of 42 portfolios, including 27 diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”) each with differing share class offerings, as well as 10 target retirement and 5 target risk portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Low Volatility Equity Fund	September 28, 2012	To provide capital appreciation.
Dividend Income Fund	December 29, 2011	To provide capital appreciation and current income.
Large-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Large-Cap Growth Fund	November 20, 1992	To provide capital appreciation.
Mid-Cap Value Fund	September 30, 1993	To provide capital appreciation.
Mid-Cap Growth Fund	September 30, 1993	To provide capital appreciation.
Small-Cap Value Fund	February 28, 2011	To provide capital appreciation.
Small-Cap Core Fund	December 27, 2013	To provide capital appreciation.
Small-Cap Growth Fund	October 31, 1995	To provide capital appreciation.
Global Low Volatility Equity Fund (1)	September 30, 2013	To provide capital appreciation.
Disciplined International Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Pyrford International Stock Fund (1)	December 29, 2011	To provide capital appreciation.
LGM Emerging Markets Equity Fund (1)	December 22, 2008	To provide capital appreciation.
Alternative Strategies Fund (1)	December 16, 2014	To provide capital appreciation with an emphasis on absolute returns.
Global Long/Short Equity Fund (1)	September 17, 2015	To provide capital appreciation.
Ultra Short Tax-Free Fund	September 30, 2009	To provide current income exempt from federal income tax consistent with preservation of capital.
Short Tax-Free Fund	November 29, 2012	To provide current income exempt from federal income tax consistent with preservation of capital.
Short-Term Income Fund	November 1, 1992	To maximize total return consistent with current income.
Intermediate Tax-Free Fund	February 1, 1994	To provide a high level of current income exempt from federal income tax consistent with preservation of capital.
Strategic Income Fund	December 13, 1992	To maximize total return consistent with current income.
TCH Corporate Income Fund	December 22, 2008	To maximize total return consistent with current income.
TCH Core Plus Bond Fund	December 22, 2008	To maximize total return consistent with current income.
High Yield Bond Fund	December 29, 2011	To maximize total return consistent with current income.
Government Money Market Fund	May 17, 2004	To provide current income consistent with stability of principal.

Tax-Free Money Market Fund	September 22, 2004	To provide current income that is exempt from federal income tax and is consistent with stability of principal.
Prime Money Market Fund	November 23, 1992	To provide current income consistent with stability of principal.
Institutional Prime Money Market Fund	June 3, 2016	To provide current income consistent with preservation of capital.

(1)	Collectively referred to as the “International Funds”.

2. Securities Lending

Certain Funds participate in one of two securities lending programs, providing for the lending of corporate bonds, equity, and government securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company and BMO Harris N.A. serve as the securities lending agents for the International Funds and non-International Funds participating in the programs, respectively. The Funds receive cash as collateral in return for the securities and record a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s fair value on securities and accrued interest loaned. Collateral is reinvested in short-term securities including overnight repurchase agreements, commercial paper, master notes, floating rate corporate notes (with at least quarterly reset rates), and money market funds. The valuation of these collateral securities is discussed in “Investment Valuations” in Note 4 of the Additional Information Associated with the Schedules of Investments. When a Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. A Fund also is subject to the risks associated with the investments of cash collateral received from the borrower.

Cash collateral received as part of the International Funds securities lending program was invested in the following security as of November 30, 2018:

Description	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 2.240%	$8,624,485

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Global Low Volatility Equity Fund	$1,223,789	$1,303,049
LGM Emerging Markets Equity Fund	6,479,060	7,169,829
Global Long/Short Equity Fund	144,025	151,607

Total	$7,846,874	$8,624,485

Cash collateral received as part of the non-International Funds securities lending program was jointly pooled and invested in the following securities as of November 30, 2018 (1):

Description	Value
Atlantic Asset Securitization LLC, 2.470% (LIBOR 1 Month + 17 basis points), 2/21/2019 (2)	$7,500,000
Atlantic Asset Securitization LLC, 2.547% (LIBOR 1 Month + 24 basis points), 12/14/2018 (2)	6,500,000
Atlantic Asset Securitization LLC, 2.597% (LIBOR 1 Month + 30 basis points), 5/02/2019 (2)	6,750,000
Australia & New Zealand Bank, 2.332%, 12/17/2018 (3)	10,089,541
Bank of Nova Scotia, 2.574% (LIBOR 3 Month + 28 basis points), 10/21/2019 (2)	5,003,440
Bedford Row Funding Corp., 2.511% (LIBOR 3 Month + 13 basis points), 6/27/2019 (2)	7,500,000
Bedford Row Funding Corp., 2.535% (LIBOR 1 Month + 22 basis points), 9/09/2019 (2)	5,750,000
Bedford Row Funding Corp., 2.597% (LIBOR 1 Month + 29 basis points), 3/15/2019 (2)	7,500,000
Bedford Row Funding Corp., 2.614% (LIBOR 1 Month + 30 basis points), 4/11/2019 (2)	5,500,000
Bedford Row Funding Corp., 2.638% (LIBOR 1 Month + 32 basis points), 6/06/2019 (2)	8,500,000
Bedford Row Funding Corp., 2.657% (LIBOR 1 Month + 35 basis points), 2/15/2019 (2)	7,500,000
BlackRock Liquidity Funds FedFund Portfolio, 2.212%, 12/03/2018	8,849,858
BMO Government Money Market Fund, 2.070%, 12/03/2018 (4)	50,000,000
BMO Institutional Prime Money Market Fund, 2.208%, 12/03/2018 (4)	309,969,000
Canadian Imperial Bank of Commerce/New York NY, 2.438% (LIBOR 3 Month + 10 basis points), 9/20/2019 (2)	7,495,275
Cargill, Inc., 2.210%, 12/03/2018 (3)	12,998,404
Coca-Cola Co., 2.426%, 1/09/2019 (3)	4,986,892
Collateralized Commercial Paper Co. LLC, 2.462%, 2/12/2019 (3)	6,417,956
Collateralized Commercial Paper Co. LLC, 2.477%, 1/14/2019 (3)	9,471,321
Collateralized Commercial Paper Co. LLC, 2.558% (LIBOR 3 Month + 22 basis points), 12/20/2018 (2)	5,000,000
Collateralized Commercial Paper Co. LLC, 2.572%, 1/11/2019 (3)	7,325,139
Credit Suisse New York, 2.930%, 7/22/2019 (3)	5,448,131
DNB Bank ASA, 2.180%, 12/04/2018 (3)	20,000,000
DNB Bank ASA, 2.408%, 1/17/2019 (3)	4,984,333
Emerson Electric Co., 2.332%, 12/14/2018 (3)	9,991,586
Emerson Electric Co., 2.342%, 12/17/2018 (3)	12,487,000
HSBC Bank USA NA, 2.554% (LIBOR 1 Month + 24 basis points), 12/04/2018 (2)	12,750,459
HSBC Bank USA NA, 2.555% (LIBOR 1 Month + 24 basis points), 4/25/2019 (2)	7,500,645
HSBC Bank USA NA, 2.564% (LIBOR 1 Month + 25 basis points), 10/03/2019 (2)	4,998,765
HSBC Bank USA NA, 2.740%, 6/27/2019 (3)	4,994,280
International Business Machines Corp., 2.313%, 12/19/2018 (3)	7,990,760
JP Morgan Securities LLC, 2.495%, 2/25/2019 (3)	7,455,567
Lexington Parker Capital Co. LLC, 2.511%, 2/04/2019 (3)	5,475,174
Lexington Parker Capital Co. LLC, 2.518%, 1/18/2019 (3)	7,474,900

Liberty Street Funding LLC, 2.376%, 1/11/2019 (3)	9,823,418
Liberty Street Funding LLC, 2.726%, 2/19/2019 (3)	7,951,822
LMA Americas LLC, 2.220%, 12/04/2018 (3)	7,498,612
LMA Americas LLC, 2.251%, 12/06/2018 (3)	12,496,094
LMA Americas LLC, 2.360%, 12/03/2018 (3)	7,998,951
LMA Americas LLC, 2.501%, 2/04/2019 (3)	5,475,273
LMA Americas LLC, 2.508%, 1/18/2019 (3)	7,475,000
LMA Americas LLC, 2.569%, 3/14/2019 (3)	6,948,929
Longship Funding DAC, 2.261%, 12/05/2018 (3)	12,496,861
Longship Funding DAC, 2.270%, 12/04/2018 (3)	14,997,162
Manhattan Asset Funding Co. LLC, 2.557%, 1/07/2019 (3)	5,485,585
Metlife Short Term Funding LLC, 2.303%, 12/20/2018 (3)	9,488,468
Mitsubishi UFJ Trust & Banking Corp., 2.545% (LIBOR 1 Month + 23 basis points), 1/22/2019 (2)	5,001,520
Mitsubishi UFJ Trust & Banking Corp., 2.595% (LIBOR 1 Month + 28 basis points), 1/25/2019 (2)	9,003,519
Mizuho Bank Ltd., 2.464% (LIBOR 1 Month + 15 basis points), 1/11/2019 (2)	7,500,622
Mizuho Bank Ltd., 2.504% (LIBOR 1 Month + 19 basis points), 4/10/2019 (2)	7,498,957
Mizuho Bank Ltd., 2.527% (LIBOR 1 Month + 19 basis points), 3/11/2019 (2)	7,001,057
Mizuho Bank Ltd., 2.553% (LIBOR 1 Month + 25 basis points), 12/18/2018 (2)	7,501,095
Mizuho Bank Ltd., 2.658% (LIBOR 3 Month + 30 basis points), 4/30/2019 (2)	7,503,915
Nationwide Building Society, 2.530%, 1/25/2019 (3)	7,471,125
Nordea Bank AB, 2.680% (LIBOR 1 Month + 40 basis points), 3/14/2019 (2)	5,002,070
Novartis AG, 2.261%, 12/06/2018 (3)	7,997,489
Old Line Funding LLC, 2.485% (LIBOR 1 Month + 17 basis points), 4/22/2019 (2)	5,000,000
Old Line Funding LLC, 2.490% (LIBOR 1 Month + 18 basis points), 4/16/2019 (2)	7,000,000
Old Line Funding LLC, 2.800% (LIBOR 1 Month + 50 basis points), 3/21/2019 (2)	5,000,000
Praxair, Inc., 2.252%, 12/12/2018 (3)	17,487,969
Regency Markets No. 1 LLC, 2.311%, 12/06/2018 (3)	9,996,792
Regency Markets No. 1 LLC, 2.331%, 12/10/2018 (3)	12,492,719
Regency Markets No. 1 LLC, 2.352%, 12/17/2018 (3)	9,989,556
Sheffield Receivables Co. LLC, 2.250%, 12/03/2018 (3)	14,998,125
Sheffield Receivables Co. LLC, 2.321%, 12/07/2018 (3)	4,998,067
Sheffield Receivables Co. LLC, 2.644%, 4/02/2019 (3)	5,451,166
Sheffield Receivables Co. LLC, 2.710%, 5/30/2019 (3)	8,500,000
Sheffield Receivables Co. LLC, 2.890%, 5/15/2019 (3)	6,750,000
Starbird Funding Corp., 2.343%, 12/18/2018 (3)	7,491,712
State Street Bank & Trust Co., 2.565% (LIBOR 1 Month + 25 basis points), 4/22/2019 (2)	6,000,792
Sumitomo Mitsui Banking Corp., 2.301%, 12/06/2018 (3)	9,996,806
Sumitomo Mitsui Banking Corp., 2.472% (LIBOR 1 Month + 17 basis points), 2/19/2019 (2)	8,750,490
Sumitomo Mitsui Banking Corp., 2.537% (LIBOR 1 Month + 20 basis points), 3/28/2019 (2)	7,499,475
Sumitomo Mitsui Banking Corp., 2.619% (LIBOR 3 Month + 15 basis points), 4/23/2019 (2)	6,499,707
Thunder Bay Funding LLC, 2.469% (LIBOR 1 Month + 17 basis points), 2/01/2019 (2)	8,500,000
Thunder Bay Funding LLC, 2.557% (LIBOR 1 Month + 25 basis points), 1/14/2019 (2)	10,000,000
Thunder Bay Funding LLC, 2.643% (LIBOR 1 Month + 34 basis points), 2/19/2019 (2)	7,500,000
Thunder Bay Funding LLC, 2.686% (LIBOR 1 Month + 37 basis points), 3/07/2019 (2)	5,850,000
Toronto-Dominion Bank, 2.566%, 10/15/2019 (3)	5,646,107
Toronto-Dominion Bank, 2.566% (LIBOR 3 Month + 13 basis points), 7/16/2019 (2)	7,499,490
Toronto-Dominion Bank, 2.587% (LIBOR 1 Month + 27 basis points), 2/08/2019 (2)	7,500,000
Toronto-Dominion Bank, 2.627% (LIBOR 3 Month + 15 basis points), 4/23/2019 (2)	5,000,000
Toronto-Dominion Bank, 2.658% (LIBOR 1 Month + 34 basis points), 8/23/2019 (2)	7,200,000
Total Fina Elf Holdings USA, Inc., 2.190%, 12/03/2018 (3)	19,997,567
Toyota Motor Credit Corp., 2.428% (LIBOR 3 Month + 2 basis points), 1/03/2019 (2)	7,500,000
Toyota Motor Credit Corp., 2.516% (LIBOR 3 Month + 8 basis points), 4/12/2019 (2)	7,500,000
U.S. Bank NA, 2.910%, 7/23/2019 (3)	4,997,470
Victory Receivables Corp., 2.341%, 12/05/2018 (3)	14,996,100
Wal-Mart Stores, Inc., 2.310%, 12/03/2018 (3)	9,998,717
Wal-Mart Stores, Inc., 2.331%, 12/10/2018 (3)	7,495,631
Wells Fargo Bank NA, 2.538% (LIBOR 3 Month + 14 basis points), 6/28/2019 (2)	7,499,115
Wells Fargo Bank NA, 2.615% (LIBOR 1 Month + 30 basis points), 7/23/2019 (2)	6,999,552
Westpac Banking Corp., 2.522%, 10/04/2019 (3)	4,997,915
Westpac Banking Corp., 2.538% (LIBOR 3 Month + 13 basis points), 1/09/2019 (2)	5,500,424
Westpac Banking Corp., 2.650% (U.S. Federal Funds Effective Rate (continuous series) + 45 basis points), 2/15/2019 (2)	6,699,953
Other	(529,649)

Total	$1,114,027,738

Fund	Value of Securities Loaned	Payable for Return of Securities Lending Collateral
Low Volatility Equity Fund	$52,345,902	$53,544,827
Dividend Income Fund	62,515,010	63,946,847
Large-Cap Value Fund	151,874,999	155,353,528
Large-Cap Growth Fund	123,863,135	126,700,083
Mid-Cap Value Fund	84,562,046	86,498,845
Mid-Cap Growth Fund	46,470,788	47,535,150
Small-Cap Value Fund	27,877,007	28,515,499
Small-Cap Core Fund	8,243,152	8,431,952
Small-Cap Growth Fund	54,686,446	55,938,978
Short-Term Income Fund	22,700,996	23,220,938
Strategic Income Fund	15,035,835	15,380,214
TCH Corporate Income Fund	60,851,239	62,244,970
TCH Core Plus Bond Fund	374,070,621	382,638,295
High Yield Bond Fund	3,986,310	4,077,612

Total	$1,089,083,486	$1,114,027,738

(1)	The collateral pool is managed by the fixed income group within the Adviser. Each Fund owns a pro-rata interest in the collateral pool determined by the value of securities on loan for such Fund.

(2)

Denotes a variable rate security. The rate shown is the current interest rate as of November 30, 2018. Rate fluctuations are based underlying positions and/or other variables. For securities whose yields vary with a designated market index or market rate, the reference rate and spread are indicated in the description.

(3)	Each issue shows the rate of the discount at the time of purchase.

(4)	Denotes an investment in an affiliated entity. Please refer to Note 5, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

3. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in other open-end registered investment companies are valued at net asset value. The money market funds use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in certain funds may be listed on foreign exchanges that do not value their listed securities at the same time each Fund calculates its NAV. Most foreign markets close well before each Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2018, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2018.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds’ assets:

Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$122,598,987	$—	$—	$122,598,987
Short-Term Investments	3,753,466	53,544,827	—	57,298,293

Total	$126,352,453	$53,544,827	$—	$179,897,280

Dividend Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$185,460,415	$—	$—	$185,460,415
Short-Term Investments	5,478,407	63,946,847	—	69,425,254

Total	$190,938,822	$63,946,847	$—	$254,885,669

Large-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$364,800,330	$—	$—	$364,800,330
Short-Term Investments	5,993,808	155,353,528	—	161,347,336

Total	$370,794,138	$155,353,528	$—	$526,147,666

Large-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$382,898,917	$—	$—	$382,898,917
Short-Term Investments	9,031,534	126,700,083	—	135,731,617

Total	$391,930,451	$126,700,083	$—	$518,630,534

Mid-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$179,132,140	$—	$—	$179,132,140
Short-Term Investments	2,681,262	86,498,845	—	89,180,107

Total	$181,813,402	$86,498,845	$—	$268,312,247

Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$108,456,728	$—	$—	$108,456,728
Short-Term Investments	2,206,809	47,535,150	—	49,741,959

Total	$110,663,537	$47,535,150	$—	$158,198,687

Small-Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$66,124,583	$—	$—	$66,124,583
Short-Term Investments	938,013	28,515,499	—	29,453,512

Total	$67,062,596	$28,515,499	$—	$95,578,095

Small-Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$21,709,773	$—	$—	$21,709,773
Short-Term Investments	344,409	8,431,952	—	8,776,361

Total	$22,054,182	$8,431,952	$—	$30,486,134

Small-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$125,421,034	$—	$—	$125,421,034
Short-Term Investments	2,179,619	55,938,978	—	58,118,597

Total	$127,600,653	$55,938,978	$—	$183,539,631

Global Low Volatility Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Bermuda	$285,020	$43,301	$—	$328,321
Brazil	232,273	—	—	232,273
Canada	2,887,340	—	—	2,887,340
Cayman Islands	44,788	163,652	—	208,440
China	—	317,734	—	317,734
Czech Republic	—	775,732	—	775,732
Denmark	—	76,553	—	76,553
France	—	25,011	—	25,011
Germany	—	69,724	—	69,724
Guernsey	566,599	—	—	566,599
Hong Kong	—	2,536,683	—	2,536,683
Hungary	—	91,971	—	91,971
Israel	—	579,405	—	579,405
Japan	—	2,457,215	—	2,457,215
Malaysia	—	1,315,104	—	1,315,104
Myanmar	—	72,550	—	72,550
Netherlands	—	179,583	—	179,583
New Zealand	—	1,008,009	—	1,008,009
Philippines	—	542,847	—	542,847
Singapore	—	1,204,822	—	1,204,822
Switzerland	—	193,940	—	193,940
Taiwan	—	940,881	—	940,881
Thailand	—	212,508	—	212,508
United Kingdom	—	103,792	—	103,792
United States	12,196,989	—	—	12,196,989
Common Stock Units	106,233	—	—	106,233
Short-Term Investments	1,779,616	—	—	1,779,616

Total	$18,098,858	$12,911,017	$—	$31,009,875

Disciplined International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,783,303	$—	$6,783,303
Cayman Islands	—	424,269	—	424,269
Denmark	—	3,204,345	—	3,204,345
Finland	—	1,516,335	—	1,516,335
France	—	8,201,563	—	8,201,563
Germany	—	5,471,606	—	5,471,606
Hong Kong	—	2,870,169	—	2,870,169
Italy	—	1,086,448	—	1,086,448
Japan	—	18,719,871	—	18,719,871
Jersey	1,295,998	1,165,017	—	2,461,015
Luxembourg	376,883	—	—	376,883
Netherlands	575,966	3,139,244	—	3,715,210
New Zealand	—	187,344	—	187,344
Norway	—	4,305,955	—	4,305,955
Singapore	—	920,474	—	920,474
Spain	—	886,759	—	886,759
Sweden	—	353,604	—	353,604
Switzerland	1,183,106	3,606,903	—	4,790,009
United Kingdom	—	10,422,734	—	10,422,734
Limited Partnership Units	—	241,665	—	241,665
Short-Term Investments	2,022,085	—	—	2,022,085

Total	$5,454,038	$73,507,608	$—	$78,961,646

Pyrford International Stock Fund
	Level 1	Level 2	Level 3	Total
Common Stocks(1)	$—	$589,958,815	$—	$589,958,815
Preferred Stocks(1)	—	9,361,896	—	9,361,896
Short-Term Investments	28,719,233	—	—	28,719,233

Total	$28,719,233	$599,320,711	$—	$628,039,944

LGM Emerging Markets Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,487,128	$—	$—	$2,487,128
Chile	2,805,808	—	—	2,805,808
China	7,022,429	12,588,057	—	19,610,486
Egypt	—	7,027,024	—	7,027,024
Hong Kong	—	19,941,148	—	19,941,148
India	—	34,480,017	—	34,480,017
Indonesia	—	15,056,387	—	15,056,387
Malaysia	—	8,235,447	—	8,235,447
Mexico	11,435,407	—	—	11,435,407

Nigeria	—	1,434,240	—	1,434,240
Peru	2,916,338	—	—	2,916,338
Philippines	—	8,211,487	—	8,211,487
Russia	—	7,607,963	—	7,607,963
South Africa	—	17,184,749	—	17,184,749
Taiwan	—	3,760,953	—	3,760,953
Thailand	1,962,030	—	—	1,962,030
United States	3,961,039	—	—	3,961,039
Vietnam	—	4,887,204	—	4,887,204
Common Stock Units	4,829,135	—	—	4,829,135
Short-Term Investments	7,726,488	—	—	7,726,488

Total	$45,145,802	$140,414,676	$—	$185,560,478

Alternative Strategies Fund (2)
	Level 1	Level 2	Level 3	Total
Assets-Long
Common Stocks
Australia	$—	$77,016	$—	$77,016
Bermuda	214,990	—	—	214,990
Brazil	15,609	—	—	15,609
Canada	1,802,184	—	—	1,802,184
China	—	26,764	—	26,764
Denmark	—	130,436	—	130,436
France	—	127,718	—	127,718
Germany	—	14,554	—	14,554
Hong Kong	—	135,672	—	135,672
Indonesia	—	206,271	—	206,271
Ireland	700,315	—	—	700,315
Italy	—	53,055	—	53,055
Japan	—	922,108	—	922,108
Luxembourg	98,483	—	—	98,483
Netherlands	—	123,569	—	123,569
New Zealand	—	145,283	—	145,283
Norway	—	209,461	—	209,461
Poland	—	59,717	—	59,717
Portugal	—	22,360	—	22,360
Singapore	—	61,463	—	61,463
South Korea	—	256,369	—	256,369
Sweden	—	28,646	—	28,646
Switzerland	—	165,807	—	165,807
Taiwan	—	179,980	—	179,980
United Kingdom	—	622,240	—	622,240
United States	19,951,518	—	—	19,951,518
Short-Term Investments	26,729,867	9,690,562	—	36,420,429

Total	$49,512,966	$13,259,051	$—	$62,772,017

Liabilities-Short
Common Stocks
Canada	$590,807	$—	$—	$590,807
Denmark	—	85,018	—	85,018
France	—	149,392	—	149,392
Netherlands	248,578	123,568	—	372,146
Spain	—	82,506	—	82,506
Sweden	—	199,035	—	199,035
Switzerland	79,005	455,385	—	534,390
United Kingdom	—	115,945	—	115,945
United States	7,148,423	—	—	7,148,423

Total	$8,066,813	$1,210,849	$—	$9,277,662

Global Long/Short Equity Fund (2)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$57,209	$—	$57,209
Bermuda	154,186	—	—	154,186
Brazil	12,007	—	—	12,007
Canada	1,056,095	—	—	1,056,095
China	—	19,052	—	19,052
Denmark	—	95,159	—	95,159
France	—	89,754	—	89,754
Germany	—	10,855	—	10,855
Hong Kong	—	100,820	—	100,820
Indonesia	—	148,084	—	148,084
Italy	—	37,642	—	37,642
Japan	—	666,670	—	666,670
Luxembourg	68,620	—	—	68,620
Netherlands	—	90,940	—	90,940

New Zealand	—	101,906	—	101,906
Norway	—	148,777	—	148,777
Poland	—	41,664	—	41,664
Portugal	—	17,372	—	17,372
Singapore	—	45,676	—	45,676
South Korea	—	179,429	—	179,429
Sweden	—	22,256	—	22,256
Switzerland	—	122,993	—	122,993
Taiwan	—	131,322	—	131,322
United Kingdom	—	453,996	—	453,996
United States	4,133,128	—	—	4,133,128
Short-Term Investments	151,607	—	—	151,607

Total	$5,575,643	$2,581,576	$—	$8,157,219

Ultra Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$548,074,482	$—	$548,074,482
Short-Term Investments	—	36,117,990	—	36,117,990

Total	$—	$584,192,472	$—	$584,192,472

Short Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$179,271,851	$—	$179,271,851
Mutual Funds	878,704	—	—	878,704
Short-Term Investments	44,522	2,808,227	—	2,852,749

Total	$923,226	$182,080,078	$—	$183,003,304

Short-Term Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$50,755,095	$—	$50,755,095
Collateralized Mortgage Obligations	—	20,502,569	—	20,502,569
Commercial Mortgage Securities	—	16,524,559	—	16,524,559
Corporate Bonds & Notes	—	107,646,330	—	107,646,330
Mutual Funds	993,269	—	—	993,269
U.S. Government & U.S. Government Agency Obligations	—	20,157,551	—	20,157,551
U.S. Government Agency-Mortgage Securities	—	1,883,603	—	1,883,603
Short-Term Investments	4,640,947	29,619,437	—	34,260,384

Total	$5,634,216	$247,089,144	$—	$252,723,360

Intermediate Tax-Free Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$1,680,503,708	$—	$1,680,503,708
Mutual Funds	15,160,053	—	—	15,160,053
Short-Term Investments	—	15,100,000	—	15,100,000

Total	$15,160,053	$1,695,603,708	$—	$1,710,763,761

Strategic Income Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$3,426,193	$—	$3,426,193
Collateralized Mortgage Obligations	—	8,563,633	—	8,563,633
Commercial Mortgage Securities	—	4,759,644	—	4,759,644
Corporate Bonds & Notes	—	52,782,508	—	52,782,508
U.S. Government & U.S. Government Agency Obligations	—	493,209	—	493,209
U.S. Government Agency-Mortgage Securities	—	10,365,230	—	10,365,230
Short-Term Investments	1,572,876	15,380,214	—	16,953,090

Total	$1,572,876	$95,770,631	$—	$97,343,507

TCH Corporate Income Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$256,011,281	$—	$256,011,281
Municipals	—	528,675	—	528,675
Short-Term Investments	8,068,102	62,244,970	—	70,313,072

Total	$8,068,102	$318,784,926	$—	$326,853,028

TCH Core Plus Bond Fund
	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$21,059,954	$—	$21,059,954
Commercial Mortgage Securities	—	43,415,799	—	43,415,799
Corporate Bonds & Notes	—	460,218,146	—	460,218,146
Municipals	—	317,205	—	317,205
U.S. Government & U.S. Government Agency Obligations	—	276,827,861	—	276,827,861
U.S. Government Agency-Mortgage Securities	—	199,868,007	—	199,868,007
Short-Term Investments	25,744,116	382,638,295	—	408,382,411

Total	$25,744,116	$1,384,345,267	$—	$1,410,089,383

High Yield Bond Fund
	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$9,851,415	$—	$9,851,415
Short-Term Investments	701,775	4,077,612	—	4,779,387

Total	$701,775	$13,929,027	$—	$14,630,802

Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$—	$280,000,000	$—	$280,000,000
Repurchase Agreements	—	1,410,876,502	—	1,410,876,502
U.S. Government & U.S. Government Agency Obligations	—	1,415,390,456	—	1,415,390,456
U.S. Treasury Bills	—	49,985,382	—	49,985,382

Total	$—	$3,156,252,340	$—	$3,156,252,340

Tax-Free Money Market Fund
	Level 1	Level 2	Level 3	Total
Municipals	$—	$384,912,034	$—	$384,912,034
Mutual Funds	—	9,032,384	—	9,032,384

Total	$—	$393,944,418	$—	$393,944,418

Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$74,501,737	$—	$74,501,737
Commercial Paper	—	201,164,365	—	201,164,365
Municipals	—	2,000,000	—	2,000,000
Mutual Funds	—	22,500,000	—	22,500,000
Repurchase Agreements	—	113,823,593	—	113,823,593

Total	$—	$413,989,695	$—	$413,989,695

Institutional Prime Money Market Fund
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$96,999,930	$—	$96,999,930
Commercial Paper	—	235,771,686	—	235,771,686
Mutual Funds	—	14,071,950	—	14,071,950
Repurchase Agreements	—	175,000,000	—	175,000,000

Total	$—	$521,843,566	$—	$521,843,566

(1)	All sub-categories within Common Stocks and Preferred Stocks represent either entire Level 1 or Level 2 evaluation status.

(2)

The following is a summary of other financial instruments that are derivative instruments not reflected in the Schedules of Investments, such as futures and forward contracts and total return swap agreements. Amounts below are the unrealized appreciation/(depreciation) on the investment.

Unrealized Appreciation/(Depreciation) On Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total
Alternative Strategies Fund
Long Futures Contracts	$32,053	$—	$—	$32,053
Short Futures Contracts	(35,473)	—	—	(35,473)

Total Futures Contracts	$(3,420)	$—	$—	$(3,420)

Long Forward Contracts	$—	$666,878	$—	$666,878
Short Forwards Contracts	—	(537,877)	—	(537,877)

Total Forward Contracts	$—	$129,001	$—	$129,001

Long Total Return Swaps Agreements	$—	$207,420	$—	$207,420
Short Total Return Swaps Agreements	—	(503,134)	—	(503,134)

Total Total Return Swaps Agreements	$—	$295,714	$—	$295,714

Global Long/Short Equity Fund
Short Total Return Swaps Agreements	$—	$(49,507)	$—	$(49,507)

Total Total Return Swaps Agreements	$—	$(49,507)	$—	$(49,507)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

4. Derivative Holdings and Activity Detail

Certain Funds may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Certain Funds may write covered call and put options on futures, swaps, securities, or currencies a Fund owns, or in which it may invest to create investment exposure consistent with their investment objectives. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received, or made, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (called) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds also may purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in a Fund’s Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, or currency transaction to determine the realized gain or loss.

Certain Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. Certain Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of these Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

5. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2018 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
Cash Sweep Investments in BMO Institutional Prime Money Market Fund, Premier Class, 2.232%
Low Volatility Equity Fund	$1,494,204	$7,784,907	$5,525,187	$(203)	$(255)	$3,753,466	$10,306	$—
Dividend Income Fund	3,591,099	36,908,974	35,020,660	(198)	(808)	5,478,407	25,169	—
Large-Cap Value Fund	7,482,313	9,579,511	11,066,626	(860)	(530)	5,993,808	39,226	—
Large-Cap Growth Fund	6,735,831	28,587,068	26,289,511	(593)	(1,261)	9,031,534	42,853	—
Mid-Cap Value Fund	2,420,873	7,004,257	6,743,137	(626)	(105)	2,681,262	17,757	—
Mid-Cap Growth Fund	1,583,732	4,174,593	3,550,950	(352)	(214)	2,206,809	10,448	—
Small-Cap Value Fund	1,486,191	1,421,180	1,969,079	(204)	(75)	938,013	6,217	—
Small-Cap Core Fund	440,742	1,452,285	1,548,551	(56)	(11)	344,409	2,506	—
Small-Cap Growth Fund	2,038,642	6,845,282	6,703,723	(437)	(145)	2,179,619	11,357	—
Global Low Volatility Equity Fund	143,976	869,526	536,830	(82)	(23)	476,567	1,907	—
Disciplined International Equity Fund	2,615,976	12,922,359	13,515,920	(225)	(105)	2,022,085	8,965	—
Pyrford International Stock Fund	16,792,467	35,964,240	24,032,141	(2,941)	(2,392)	28,719,233	148,540	—
LGM Emerging Markets Equity Fund	7,268,280	17,533,980	24,244,149	(1,425)	(27)	556,659	37,713	—
Alternative Strategies Fund	24,540,402	68,488,396	66,293,174	(5,522)	(235)	26,729,867	109,385
Global Long/Short Equity Fund	3,434,203	1,331,284	4,765,082	(365)	(40)	—	12,828	—
Short-Term Income Fund	3,242,065	35,465,143	34,063,949	(624)	(1,688)	4,640,947	30,062	—
Strategic Income Fund	5,787,248	8,719,511	12,933,380	(486)	(17)	1,572,876	11,110	—
TCH Corporate Income Fund	4,850,884	71,084,483	67,864,981	(255)	(2,029)	8,068,102	39,781	—
TCH Core Plus Bond Fund	40,862,111	130,131,648	145,245,314	(3,914)	(415)	25,744,116	157,214	—
High Yield Bond Fund	813,997	1,058,343	1,170,473	(79)	(13)	701,775	2,449	—
Cash Sweep Investments in BMO Government Money Market Fund, Premier Class, 2.037%
Ultra Short Tax-Free Fund	159,901	18,450,723	18,610,624	—	—	—	2,154
Short Tax-Free Fund	121,200	4,736,639	4,813,317	—	—	44,522	666	—
Intermediate Tax-Free Fund	85,922	20,174,778	20,260,700	—	—	—	1,669	—
Investments in Other Affiliates
Fund/Security Description
Short Tax-Free Fund
Ultra Short Tax-Free Fund	875,303	3,400	—	1	—	878,704	3,589	—
Intermediate Tax-Free Fund
Ultra Short Tax-Free Fund	5,162,410	20,051	—	7	—	5,182,468	21,168	—

In-Retirement Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 16.5%
BMO Dividend Income Fund - Institutional Class (1)	17,271	$255,095
BMO Large-Cap Growth Fund - Class R6 (1)	8,347	163,360
BMO Large-Cap Value Fund - Class R6 (1)	23,839	373,795
BMO Low Volatility Equity Fund - Institutional Class (1)	22,779	358,763
Harbor Capital Appreciation Fund - Retirement Class	2,212	164,714
T Rowe Price Growth Stock Fund - Institutional Class	2,438	165,123
Vanguard Equity Income Fund - Admiral Class	3,903	307,863
Vanguard Institutional Index Fund - Institutional Class	1,447	365,112

Total Large-Cap Funds		2,153,825
Mid-Cap Funds - 3.2%
BMO Mid-Cap Growth Fund - Class R6 (1)	3,930	67,356
BMO Mid-Cap Value Fund - Class R6 (1)	13,556	159,152
Vanguard Mid-Cap Index Fund - Institutional Class	4,430	186,656

Total Mid-Cap Funds		413,164
Small-Cap Funds - 1.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	2,079	40,023
Goldman Sachs Small Cap Value Fund - Institutional Class	2,019	119,425

Total Small-Cap Funds		159,448
International Funds - 9.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	30,263	306,257
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	5,153	77,958
BMO Pyrford International Stock Fund - Class R6 (1)	21,465	268,738
DFA International Small Company Portfolio - Institutional Class	2,154	39,361
Dodge & Cox International Stock Fund - Retail Class	5,639	229,693
MFS International Value Fund - Class R6	7,786	321,955

Total International Funds		1,243,962
Fixed Income Funds - 61.5%
BMO High Yield Bond Fund - Institutional Class (1)	26,073	232,570
BMO TCH Core Plus Bond Fund - Institutional Class (1)	238,392	2,655,692
Federated Institutional High-Yield Bond Fund - Class R6	39,730	375,446
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	40,711	385,534
Metropolitan West Total Return Bond Fund - Plan Class	315,938	3,042,485
TCW Emerging Markets Income Fund - Institutional Class	50,492	386,769
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	28,304	684,106
Vanguard Short-Term Investment Grade Fund - Admiral Class	24,816	257,834

Total Fixed Income Funds		8,020,436
Alternative Funds - 6.9%
BMO Alternative Strategies Fund - Institutional Class (1)	94,492	902,401

Total Mutual Funds (identified cost $11,659,702)		12,893,236

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	121,086	121,074

Total Short-Term Investments - 0.9% (identified cost $121,074)		121,074

Total Investments - 99.7% (identified cost $11,780,776)		13,014,310
Other Assets and Liabilities - 0.3%		40,990

Total Net Assets - 100.0%		$13,055,300

2015 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.4%

Large-Cap Funds - 18.8%
BMO Dividend Income Fund - Institutional Class (1)	2,753	$40,665
BMO Large-Cap Growth Fund - Class R6 (1)	2,177	42,612
BMO Large-Cap Value Fund - Class R6 (1)	5,169	81,044
BMO Low Volatility Equity Fund - Institutional Class (1)	4,872	76,730
Harbor Capital Appreciation Fund - Retirement Class	574	42,712
T Rowe Price Growth Stock Fund - Institutional Class	631	42,752
Vanguard Equity Income Fund - Admiral Class	734	57,922
Vanguard Institutional Index Fund - Institutional Class	337	85,071

Total Large-Cap Funds		469,508
Mid-Cap Funds - 4.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	868	14,880
BMO Mid-Cap Value Fund - Class R6 (1)	3,456	40,576
Vanguard Mid-Cap Index Fund - Institutional Class	1,115	46,963

Total Mid-Cap Funds		102,419
Small-Cap Funds - 1.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	669	12,870
Goldman Sachs Small Cap Value Fund - Institutional Class	469	27,738

Total Small-Cap Funds		40,608
International Funds - 11.6%
BMO Disciplined International Equity Fund - Institutional Class (1)	6,899	69,814
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	1,729	26,158
BMO Pyrford International Stock Fund - Class R6 (1)	4,977	62,318
DFA International Small Company Portfolio - Institutional Class	537	9,816
Dodge & Cox International Stock Fund - Retail Class	1,402	57,106
MFS International Value Fund - Class R6	1,588	65,664

Total International Funds		290,876
Fixed Income Funds - 53.9%
BMO High Yield Bond Fund - Institutional Class (1)	4,131	36,849
BMO TCH Core Plus Bond Fund - Institutional Class (1)	41,350	460,635
Federated Institutional High-Yield Bond Fund - Class R6	6,766	63,943
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	6,986	66,156
Metropolitan West Total Return Bond Fund - Plan Class	55,827	537,612
TCW Emerging Markets Income Fund - Institutional Class	8,998	68,927
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	4,801	116,033

Total Fixed Income Funds		1,350,155
Alternative Funds - 7.4%
BMO Alternative Strategies Fund - Institutional Class (1)	19,386	185,134

Total Mutual Funds (identified cost $2,321,546)		2,438,700

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	27,790	27,787

Total Short-Term Investments - 1.1% (identified cost $27,787)		27,787

Total Investments - 98.5% (identified cost $2,349,333)		2,466,487
Other Assets and Liabilities - 1.5%		37,204

Total Net Assets - 100.0%		$2,503,691

2020 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.7%

Large-Cap Funds - 27.5%
BMO Dividend Income Fund - Institutional Class (1)	88,710	$1,310,252
BMO Large-Cap Growth Fund - Class R6 (1)	78,792	1,541,963
BMO Large-Cap Value Fund - Class R6 (1)	180,296	2,827,046
BMO Low Volatility Equity Fund - Institutional Class (1)	193,711	3,050,949
Harbor Capital Appreciation Fund - Retirement Class	25,888	1,927,842
T Rowe Price Growth Stock Fund - Institutional Class	28,322	1,918,231
Vanguard Equity Income Fund - Admiral Class	25,871	2,040,659
Vanguard Institutional Index Fund - Institutional Class	20,303	5,123,519

Total Large-Cap Funds		19,740,461
Mid-Cap Funds - 6.9%
BMO Mid-Cap Growth Fund - Class R6 (1)	76,453	1,310,405
BMO Mid-Cap Value Fund - Class R6 (1)	147,018	1,725,991
Vanguard Mid-Cap Index Fund - Institutional Class	46,226	1,947,971

Total Mid-Cap Funds		4,984,367
Small-Cap Funds - 2.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	37,663	725,008
Goldman Sachs Small Cap Value Fund - Institutional Class	19,526	1,154,773

Total Small-Cap Funds		1,879,781
International Funds - 16.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	275,205	2,785,076
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	112,377	1,700,268
BMO Pyrford International Stock Fund - Class R6 (1)	240,807	3,014,898
DFA International Small Company Portfolio - Institutional Class	19,543	357,046
Dodge & Cox International Stock Fund - Retail Class	42,529	1,732,227
MFS International Value Fund - Class R6	48,943	2,023,798

Total International Funds		11,613,313
Fixed Income Funds - 39.4%
BMO High Yield Bond Fund - Institutional Class (1)	71,603	638,700
BMO TCH Core Plus Bond Fund - Institutional Class (1)	903,587	10,065,962
Federated Institutional High-Yield Bond Fund - Class R6	127,929	1,208,924
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	134,454	1,273,279
Metropolitan West Total Return Bond Fund - Plan Class	1,236,439	11,906,909
TCW Emerging Markets Income Fund - Institutional Class	139,182	1,066,137
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	88,095	2,129,254

Total Fixed Income Funds		28,289,165
Alternative Funds - 6.2%
BMO Alternative Strategies Fund - Institutional Class (1)	466,658	4,456,582

Total Mutual Funds (identified cost $56,961,518)		70,963,669

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	693,016	692,947

Total Short-Term Investments - 1.0% (identified cost $692,947)		692,947

Total Investments - 99.7% (identified cost $57,654,465)		71,656,616
Other Assets and Liabilities - 0.3%		199,390

Total Net Assets - 100.0%		$71,856,006

2025 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 31.6%
BMO Dividend Income Fund - Institutional Class (1)	22,866	$337,731
BMO Large-Cap Growth Fund - Class R6 (1)	34,479	674,751
BMO Large-Cap Value Fund - Class R6 (1)	79,491	1,246,413
BMO Low Volatility Equity Fund - Institutional Class (1)	51,043	803,921
Harbor Capital Appreciation Fund - Retirement Class	14,321	1,066,506
T Rowe Price Growth Stock Fund - Institutional Class	15,760	1,067,458
Vanguard Equity Income Fund - Admiral Class	5,944	468,823
Vanguard Institutional Index Fund - Institutional Class	10,090	2,546,337

Total Large-Cap Funds		8,211,940
Mid-Cap Funds - 9.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	42,437	727,373
BMO Mid-Cap Value Fund - Class R6 (1)	64,033	751,745
Vanguard Mid-Cap Index Fund - Institutional Class	20,894	880,482

Total Mid-Cap Funds		2,359,600
Small-Cap Funds - 3.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	24,245	466,714
Goldman Sachs Small Cap Value Fund - Institutional Class	8,775	518,965

Total Small-Cap Funds		985,679
International Funds - 22.3%
BMO Disciplined International Equity Fund - Institutional Class (1)	95,113	962,544
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	57,567	870,987
BMO Pyrford International Stock Fund - Class R6 (1)	120,120	1,503,896
DFA International Small Company Portfolio - Institutional Class	9,852	179,988
Dodge & Cox International Stock Fund - Retail Class	30,580	1,245,542
MFS International Value Fund - Class R6	24,615	1,017,852

Total International Funds		5,780,809
Fixed Income Funds - 26.2%
BMO High Yield Bond Fund - Institutional Class (1)	20,219	180,357
BMO TCH Core Plus Bond Fund - Institutional Class (1)	201,246	2,241,877
Federated Institutional High-Yield Bond Fund - Class R6	35,448	334,988
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	38,095	360,762
Metropolitan West Total Return Bond Fund - Plan Class	297,023	2,860,327
TCW Emerging Markets Income Fund - Institutional Class	36,901	282,663
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	22,379	540,897

Total Fixed Income Funds		6,801,871
Alternative Funds - 5.6%
BMO Alternative Strategies Fund - Institutional Class (1)	151,269	1,444,617

Total Mutual Funds (identified cost $23,608,949)		25,584,516

Short-Term Investments - 1.3%

Mutual Funds - 1.3%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	327,039	327,006

Total Short-Term Investments - 1.3% (identified cost $326,996)		327,006

Total Investments - 99.9% (identified cost $23,935,945)		25,911,522
Other Assets and Liabilities - 0.1%		25,050

Total Net Assets - 100.0%		$25,936,572

2030 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.1%

Large-Cap Funds - 35.7%
BMO Dividend Income Fund - Institutional Class (1)	91,109	$1,345,675
BMO Large-Cap Growth Fund - Class R6 (1)	133,844	2,619,332
BMO Large-Cap Value Fund - Class R6 (1)	335,775	5,264,953
BMO Low Volatility Equity Fund - Institutional Class (1)	213,134	3,356,868
Harbor Capital Appreciation Fund - Retirement Class	60,528	4,507,535
T Rowe Price Growth Stock Fund - Institutional Class	66,229	4,485,669
Vanguard Equity Income Fund - Admiral Class	25,617	2,020,681
Vanguard Institutional Index Fund - Institutional Class	42,138	10,633,405

Total Large-Cap Funds		34,234,118
Mid-Cap Funds - 10.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	179,595	3,078,264
BMO Mid-Cap Value Fund - Class R6 (1)	258,870	3,039,137
Vanguard Mid-Cap Index Fund - Institutional Class	85,935	3,621,290

Total Mid-Cap Funds		9,738,691
Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	104,505	2,011,726
Goldman Sachs Small Cap Value Fund - Institutional Class	33,849	2,001,833

Total Small-Cap Funds		4,013,559
International Funds - 24.7%
BMO Disciplined International Equity Fund - Institutional Class (1)	377,352	3,818,798
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	241,130	3,648,301
BMO Pyrford International Stock Fund - Class R6 (1)	493,187	6,174,703
DFA International Small Company Portfolio - Institutional Class	46,464	848,901
Dodge & Cox International Stock Fund - Retail Class	126,672	5,159,340
MFS International Value Fund - Class R6	97,743	4,041,683

Total International Funds		23,691,726
Fixed Income Funds - 18.3%
BMO High Yield Bond Fund - Institutional Class (1)	52,529	468,554
BMO TCH Core Plus Bond Fund - Institutional Class (1)	512,552	5,709,833
Federated Institutional High-Yield Bond Fund - Class R6	79,495	751,230
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	98,635	934,078
Metropolitan West Total Return Bond Fund - Plan Class	817,315	7,870,741
TCW Emerging Markets Income Fund - Institutional Class	85,769	656,988
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	50,408	1,218,361

Total Fixed Income Funds		17,609,785
Alternative Funds - 5.1%
BMO Alternative Strategies Fund - Institutional Class (1)	508,624	4,857,358

Total Mutual Funds (identified cost $70,871,668)		94,145,237

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	950,880	950,785

Total Short-Term Investments - 1.0% (identified cost $950,785)		950,785

Total Investments - 99.1% (identified cost $71,822,453)		95,096,022
Other Assets and Liabilities - 0.9%		883,937

Total Net Assets - 100.0%		$95,979,959

2035 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.4%

Large-Cap Funds - 39.0%
BMO Dividend Income Fund - Institutional Class (1)	14,908	$220,191
BMO Large-Cap Growth Fund - Class R6 (1)	22,284	436,096
BMO Large-Cap Value Fund - Class R6 (1)	55,218	865,825
BMO Low Volatility Equity Fund - Institutional Class (1)	35,311	556,140
Harbor Capital Appreciation Fund - Retirement Class	10,478	780,323
T Rowe Price Growth Stock Fund - Institutional Class	11,497	778,655
Vanguard Equity Income Fund - Admiral Class	4,275	337,235
Vanguard Institutional Index Fund - Institutional Class	7,110	1,794,142

Total Large-Cap Funds		5,768,607
Mid-Cap Funds - 11.1%
BMO Mid-Cap Growth Fund - Class R6 (1)	30,867	529,069
BMO Mid-Cap Value Fund - Class R6 (1)	45,054	528,931
Vanguard Mid-Cap Index Fund - Institutional Class	14,064	592,642

Total Mid-Cap Funds		1,650,642
Small-Cap Funds - 4.6%
BMO Small-Cap Growth Fund - Institutional Class (1)	17,770	342,061
Goldman Sachs Small Cap Value Fund - Institutional Class	5,717	338,119

Total Small-Cap Funds		680,180
International Funds - 27.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	62,601	633,525
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	42,104	637,029
BMO Pyrford International Stock Fund - Class R6 (1)	83,582	1,046,450
DFA International Small Company Portfolio - Institutional Class	7,948	145,208
Dodge & Cox International Stock Fund - Retail Class	21,321	868,390
MFS International Value Fund - Class R6	16,358	676,421

Total International Funds		4,007,023
Fixed Income Funds - 12.1%
BMO High Yield Bond Fund - Institutional Class (1)	4,857	43,325
BMO TCH Core Plus Bond Fund - Institutional Class (1)	53,104	591,579
Federated Institutional High-Yield Bond Fund - Class R6	6,126	57,889
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	7,577	71,754
Metropolitan West Total Return Bond Fund - Plan Class	89,981	866,520
TCW Emerging Markets Income Fund - Institutional Class	7,482	57,316
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	4,174	100,883

Total Fixed Income Funds		1,789,266
Alternative Funds - 4.5%
BMO Alternative Strategies Fund - Institutional Class (1)	69,563	664,330

Total Mutual Funds (identified cost $12,835,326)		14,560,048

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	154,821	154,806

Total Short-Term Investments - 1.0% (identified cost $154,805)		154,806

Total Investments - 99.4% (identified cost $12,990,131)		14,714,854
Other Assets and Liabilities - 0.6%		89,309

Total Net Assets - 100.0%		$14,804,163

2040 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.6%

Large-Cap Funds - 40.7%
BMO Dividend Income Fund - Institutional Class (1)	53,550	$790,933
BMO Large-Cap Growth Fund - Class R6 (1)	89,368	1,748,928
BMO Large-Cap Value Fund - Class R6 (1)	223,176	3,499,396
BMO Low Volatility Equity Fund - Institutional Class (1)	143,890	2,266,274
Harbor Capital Appreciation Fund - Retirement Class	41,108	3,061,353
T Rowe Price Growth Stock Fund - Institutional Class	45,184	3,060,319
Vanguard Equity Income Fund - Admiral Class	17,274	1,362,554
Vanguard Institutional Index Fund - Institutional Class	28,683	7,238,052

Total Large-Cap Funds		23,027,809
Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	115,275	1,975,804
BMO Mid-Cap Value Fund - Class R6 (1)	172,452	2,024,587
Vanguard Mid-Cap Index Fund - Institutional Class	60,103	2,532,738

Total Mid-Cap Funds		6,533,129
Small-Cap Funds - 4.8%
BMO Small-Cap Growth Fund - Institutional Class (1)	70,237	1,352,062
Goldman Sachs Small Cap Value Fund - Institutional Class	22,919	1,355,451

Total Small-Cap Funds		2,707,513
International Funds - 28.6%
BMO Disciplined International Equity Fund - Institutional Class (1)	253,052	2,560,886
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	173,068	2,618,523
BMO Pyrford International Stock Fund - Class R6 (1)	334,109	4,183,048
DFA International Small Company Portfolio - Institutional Class	33,739	616,407
Dodge & Cox International Stock Fund - Retail Class	86,131	3,508,112
MFS International Value Fund - Class R6	64,784	2,678,811

Total International Funds		16,165,787
Fixed Income Funds - 8.7%
BMO High Yield Bond Fund - Institutional Class (1)	12,612	112,499
BMO TCH Core Plus Bond Fund - Institutional Class (1)	136,188	1,517,131
Federated Institutional High-Yield Bond Fund - Class R6	23,809	224,992
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	23,734	224,760
Metropolitan West Total Return Bond Fund - Plan Class	255,568	2,461,123
TCW Emerging Markets Income Fund - Institutional Class	22,088	169,197
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	9,314	225,119

Total Fixed Income Funds		4,934,821
Alternative Funds - 4.2%
BMO Alternative Strategies Fund - Institutional Class (1)	246,623	2,355,250

Total Mutual Funds (identified cost $39,865,699)		55,724,309

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	561,918	561,862

Total Short-Term Investments - 1.0% (identified cost $561,854)		561,862

Total Investments - 99.6% (identified cost $40,427,553)		56,286,171
Other Assets and Liabilities - 0.4%		221,123

Total Net Assets - 100.0%		$56,507,294

2045 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.1%

Large-Cap Funds - 41.5%
BMO Dividend Income Fund - Institutional Class (1)	9,977	$147,356
BMO Large-Cap Growth Fund - Class R6 (1)	16,907	330,876
BMO Large-Cap Value Fund - Class R6 (1)	42,052	659,380
BMO Low Volatility Equity Fund - Institutional Class (1)	26,457	416,702
Harbor Capital Appreciation Fund - Retirement Class	7,948	591,856
T Rowe Price Growth Stock Fund - Institutional Class	8,763	593,475
Vanguard Equity Income Fund - Admiral Class	3,193	251,862
Vanguard Institutional Index Fund - Institutional Class	5,419	1,367,572

Total Large-Cap Funds		4,359,079
Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	22,191	380,344
BMO Mid-Cap Value Fund - Class R6 (1)	31,888	374,369
Vanguard Mid-Cap Index Fund - Institutional Class	11,164	470,458

Total Mid-Cap Funds		1,225,171
Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	13,585	261,521
Goldman Sachs Small Cap Value Fund - Institutional Class	4,398	260,105

Total Small-Cap Funds		521,626
International Funds - 28.5%
BMO Disciplined International Equity Fund - Institutional Class (1)	46,242	467,969
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	32,996	499,225
BMO Pyrford International Stock Fund - Class R6 (1)	62,235	779,179
DFA International Small Company Portfolio - Institutional Class	6,756	123,444
Dodge & Cox International Stock Fund - Retail Class	16,119	656,549
MFS International Value Fund - Class R6	11,414	471,964

Total International Funds		2,998,330
Fixed Income Funds - 8.1%
BMO High Yield Bond Fund - Institutional Class (1)	2,271	20,260
BMO TCH Core Plus Bond Fund - Institutional Class (1)	25,404	283,000
Federated Institutional High-Yield Bond Fund - Class R6	3,222	30,451
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	3,192	30,225
Metropolitan West Total Return Bond Fund - Plan Class	44,920	432,581
TCW Emerging Markets Income Fund - Institutional Class	2,639	20,214
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,675	40,479

Total Fixed Income Funds		857,210
Alternative Funds - 3.4%
BMO Alternative Strategies Fund - Institutional Class (1)	37,043	353,757

Total Mutual Funds (identified cost $9,289,102)		10,315,173

Short-Term Investments - 1.1%

Mutual Funds - 1.1%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	115,892	115,880

Total Short-Term Investments - 1.1% (identified cost $115,880)		115,880

Total Investments - 99.2% (identified cost $9,404,982)		10,431,053
Other Assets and Liabilities - 0.8%		84,639

Total Net Assets - 100.0%		$10,515,692

2050 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.5%

Large-Cap Funds - 41.1%
BMO Dividend Income Fund - Institutional Class (1)	43,456	$641,846
BMO Large-Cap Growth Fund - Class R6 (1)	72,522	1,419,263
BMO Large-Cap Value Fund - Class R6 (1)	184,029	2,885,578
BMO Low Volatility Equity Fund - Institutional Class (1)	116,770	1,839,122
Harbor Capital Appreciation Fund - Retirement Class	33,978	2,530,328
T Rowe Price Growth Stock Fund - Institutional Class	37,346	2,529,464
Vanguard Equity Income Fund - Admiral Class	14,018	1,105,728
Vanguard Institutional Index Fund - Institutional Class	23,458	5,919,623

Total Large-Cap Funds		18,870,952
Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	96,218	1,649,182
BMO Mid-Cap Value Fund - Class R6 (1)	139,945	1,642,951
Vanguard Mid-Cap Index Fund - Institutional Class	48,774	2,055,328

Total Mid-Cap Funds		5,347,461
Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	59,373	1,142,920
Goldman Sachs Small Cap Value Fund - Institutional Class	19,374	1,145,791

Total Small-Cap Funds		2,288,711
International Funds - 28.9%
BMO Disciplined International Equity Fund - Institutional Class (1)	205,354	2,078,185
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	146,422	2,215,370
BMO Pyrford International Stock Fund - Class R6 (1)	274,757	3,439,953
DFA International Small Company Portfolio - Institutional Class	29,868	545,696
Dodge & Cox International Stock Fund - Retail Class	71,009	2,892,188
MFS International Value Fund - Class R6	50,373	2,082,915

Total International Funds		13,254,307
Fixed Income Funds - 8.4%
BMO High Yield Bond Fund - Institutional Class (1)	10,235	91,295
BMO TCH Core Plus Bond Fund - Institutional Class (1)	114,611	1,276,770
Federated Institutional High-Yield Bond Fund - Class R6	14,491	136,938
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	14,445	136,797
Metropolitan West Total Return Bond Fund - Plan Class	202,662	1,951,634
TCW Emerging Markets Income Fund - Institutional Class	11,950	91,539
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	7,559	182,688

Total Fixed Income Funds		3,867,661
Alternative Funds - 3.5%
BMO Alternative Strategies Fund - Institutional Class (1)	166,780	1,592,748

Total Mutual Funds (identified cost $34,136,619)		45,221,840

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	456,007	455,961

Total Short-Term Investments - 1.0% (identified cost $455,955)		455,961

Total Investments - 99.5% (identified cost $34,592,574)		45,677,801
Other Assets and Liabilities - 0.5%		244,405

Total Net Assets - 100.0%		$45,922,206

2055 Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 97.8%

Large-Cap Funds - 41.3%
BMO Dividend Income Fund - Institutional Class (1)	10,477	$154,740
BMO Large-Cap Growth Fund - Class R6 (1)	17,754	347,453
BMO Large-Cap Value Fund - Class R6 (1)	44,159	692,419
BMO Low Volatility Equity Fund - Institutional Class (1)	27,783	437,582
Harbor Capital Appreciation Fund - Retirement Class	8,346	621,511
T Rowe Price Growth Stock Fund - Institutional Class	9,201	623,207
Vanguard Equity Income Fund - Admiral Class	3,353	264,483
Vanguard Institutional Index Fund - Institutional Class	5,691	1,436,094

Total Large-Cap Funds		4,577,489
Mid-Cap Funds - 11.6%
BMO Mid-Cap Growth Fund - Class R6 (1)	23,302	399,399
BMO Mid-Cap Value Fund - Class R6 (1)	33,486	393,127
Vanguard Mid-Cap Index Fund - Institutional Class	11,724	494,029

Total Mid-Cap Funds		1,286,555
Small-Cap Funds - 5.0%
BMO Small-Cap Growth Fund - Institutional Class (1)	14,266	274,625
Goldman Sachs Small Cap Value Fund - Institutional Class	4,619	273,138

Total Small-Cap Funds		547,763
International Funds - 28.4%
BMO Disciplined International Equity Fund - Institutional Class (1)	48,559	491,418
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	34,649	524,240
BMO Pyrford International Stock Fund - Class R6 (1)	65,353	818,220
DFA International Small Company Portfolio - Institutional Class	7,095	129,629
Dodge & Cox International Stock Fund - Retail Class	16,927	689,446
MFS International Value Fund - Class R6	11,986	495,610

Total International Funds		3,148,563
Fixed Income Funds - 8.1%
BMO High Yield Bond Fund - Institutional Class (1)	2,385	21,275
BMO TCH Core Plus Bond Fund - Institutional Class (1)	26,677	297,182
Federated Institutional High-Yield Bond Fund - Class R6	3,384	31,977
Fidelity Advisor Floating Rate High Income Fund - Institutional Class	3,352	31,740
Metropolitan West Total Return Bond Fund - Plan Class	47,171	454,260
TCW Emerging Markets Income Fund - Institutional Class	2,771	21,227
Vanguard Short-Term Inflation-Protected Securities Index Fund - Institutional Class	1,759	42,507

Total Fixed Income Funds		900,168
Alternative Funds - 3.4%
BMO Alternative Strategies Fund - Institutional Class (1)	38,899	371,484

Total Mutual Funds (identified cost $9,833,526)		10,832,022

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	108,882	108,871

Total Short-Term Investments - 1.0% (identified cost $108,869)		108,871

Total Investments - 98.8% (identified cost $9,942,395)		10,940,893
Other Assets and Liabilities - 1.2%		133,645

Total Net Assets - 100.0%		$11,074,538

Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 13.1%
BMO Dividend Income Fund - Institutional Class (1)	17,588	$259,772
BMO Large-Cap Growth Fund - Class R6 (1)	44,816	877,059
BMO Large-Cap Value Fund - Class R6 (1)	57,111	895,495
BMO Low Volatility Equity Fund - Institutional Class (1)	30,517	480,640
Dodge & Cox Stock Fund - Retail Class	1,579	327,432
Harbor Capital Appreciation Fund - Retirement Class	4,489	334,260
T Rowe Price Growth Stock Fund - Institutional Class	3,957	268,036
Vanguard Institutional Index Fund - Institutional Class	5,297	1,336,780

Total Large-Cap Funds		4,779,474
Mid-Cap Funds - 1.8%
BMO Mid-Cap Growth Fund - Class R6 (1)	10,452	179,143
BMO Mid-Cap Value Fund - Class R6 (1)	15,199	178,444
Vanguard Mid-Cap Index Fund - Institutional Class	7,093	298,886

Total Mid-Cap Funds		656,473
Small-Cap Funds - 1.4%
BMO Small-Cap Growth Fund - Institutional Class (1)	13,264	255,332
BMO Small-Cap Value Fund - Class R6 (1)	12,789	171,628
Goldman Sachs Small Cap Value Fund - Institutional Class	1,546	91,422

Total Small-Cap Funds		518,382
International Funds - 6.2%
BMO Disciplined International Equity Fund - Institutional Class (1)	44,360	448,924
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	14,305	216,427
BMO Pyrford International Stock Fund - Class R6 (1)	34,995	438,133
Dodge & Cox International Stock Fund - Retail Class	10,834	441,287
MFS International Value Fund - Class R6	10,970	453,611
T Rowe Price International Discovery Fund - Institutional Class	4,257	265,577

Total International Funds		2,263,959
Fixed Income Funds - 65.9%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	790,398	8,805,037
Metropolitan West Total Return Bond Fund - Plan Class (2)	997,456	9,605,500
TCW Emerging Markets Income Fund - Institutional Class	219,818	1,683,806
Vanguard Total Bond Market Index Fund - Institutional Class	381,911	3,929,866

Total Fixed Income Funds		24,024,209
Alternative Funds - 10.4%
BMO Alternative Strategies Fund - Institutional Class (1)	398,447	3,805,165

Total Mutual Funds (identified cost $32,350,469)		36,047,662

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	358,686	358,650

Total Short-Term Investments - 1.0% (identified cost $358,650)		358,650

Total Investments - 99.8% (identified cost $32,709,119)		36,406,312
Other Assets and Liabilities - 0.2%		84,874

Total Net Assets - 100.0%		$36,491,186

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 25.3%
BMO Dividend Income Fund - Institutional Class (1)	76,879	$1,135,504
BMO Large-Cap Growth Fund - Class R6 (1)	199,472	3,903,666
BMO Large-Cap Value Fund - Class R6 (1)	249,139	3,906,505
BMO Low Volatility Equity Fund - Institutional Class (1)	131,635	2,073,246
Dodge & Cox Stock Fund - Retail Class	6,959	1,443,168
Harbor Capital Appreciation Fund - Retirement Class	20,146	1,500,302
T Rowe Price Growth Stock Fund - Institutional Class	17,689	1,198,059
Vanguard Institutional Index Fund - Institutional Class	23,355	5,893,728

Total Large-Cap Funds		21,054,178
Mid-Cap Funds - 3.5%
BMO Mid-Cap Growth Fund - Class R6 (1)	47,002	805,617
BMO Mid-Cap Value Fund - Class R6 (1)	67,056	787,235
Vanguard Mid-Cap Index Fund - Institutional Class	31,109	1,310,927

Total Mid-Cap Funds		2,903,779
Small-Cap Funds - 2.7%
BMO Small-Cap Growth Fund - Institutional Class (1)	58,811	1,132,122
BMO Small-Cap Value Fund - Class R6 (1)	55,974	751,166
Goldman Sachs Small Cap Value Fund - Institutional Class	6,727	397,820

Total Small-Cap Funds		2,281,108
International Funds - 11.8%
BMO Disciplined International Equity Fund - Institutional Class (1)	192,125	1,944,307
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	62,254	941,904
BMO Pyrford International Stock Fund - Class R6 (1)	152,236	1,905,987
Dodge & Cox International Stock Fund - Retail Class	47,186	1,921,896
MFS International Value Fund - Class R6	47,906	1,980,885
T Rowe Price International Discovery Fund - Institutional Class	18,507	1,154,474

Total International Funds		9,849,453
Fixed Income Funds - 47.2%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	1,294,887	14,425,038
Metropolitan West Total Return Bond Fund - Plan Class	1,632,260	15,718,667
TCW Emerging Markets Income Fund - Institutional Class	356,608	2,731,618
Vanguard Total Bond Market Index Fund - Institutional Class	624,669	6,427,845

Total Fixed Income Funds		39,303,168
Alternative Funds - 8.3%
BMO Alternative Strategies Fund - Institutional Class (1)	719,287	6,869,192

Total Mutual Funds (identified cost $70,051,934)		82,260,878

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	753,351	753,276

Total Short-Term Investments - 0.9% (identified cost $753,246)		753,276

Total Investments - 99.7% (identified cost $70,805,180)		83,014,154
Other Assets and Liabilities - 0.3%		230,065

Total Net Assets - 100.0%		$83,244,219

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 36.7%
BMO Dividend Income Fund - Institutional Class (1)	430,059	$6,351,972
BMO Large-Cap Growth Fund - Class R6 (1)	1,113,572	21,792,595
BMO Large-Cap Value Fund - Class R6 (1)	1,392,318	21,831,541
BMO Low Volatility Equity Fund - Institutional Class (1)	736,920	11,606,488
Dodge & Cox Stock Fund - Retail Class	38,801	8,046,913
Harbor Capital Appreciation Fund - Retirement Class	111,723	8,320,039
T Rowe Price Growth Stock Fund - Institutional Class	98,538	6,674,003
Vanguard Institutional Index Fund - Institutional Class	130,907	33,034,421

Total Large-Cap Funds		117,657,972
Mid-Cap Funds - 5.0%
BMO Mid-Cap Growth Fund - Class R6 (1)	257,427	4,412,297
BMO Mid-Cap Value Fund - Class R6 (1)	370,056	4,344,456
Vanguard Mid-Cap Index Fund - Institutional Class	172,728	7,278,787

Total Mid-Cap Funds		16,035,540
Small-Cap Funds - 3.9%
BMO Small-Cap Growth Fund - Institutional Class (1)	324,497	6,246,569
BMO Small-Cap Value Fund - Class R6 (1)	310,866	4,171,824
Goldman Sachs Small Cap Value Fund - Institutional Class	37,021	2,189,387

Total Small-Cap Funds		12,607,780
International Funds - 17.1%
BMO Disciplined International Equity Fund - Institutional Class (1)	1,065,497	10,782,833
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	343,866	5,202,686
BMO Pyrford International Stock Fund - Class R6 (1)	848,677	10,625,437
Dodge & Cox International Stock Fund - Retail Class	261,940	10,668,807
MFS International Value Fund - Class R6	266,077	11,002,284
T Rowe Price International Discovery Fund - Institutional Class	102,495	6,393,666

Total International Funds		54,675,713
Fixed Income Funds - 29.3%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	3,088,469	34,405,547
Metropolitan West Total Return Bond Fund - Plan Class	3,897,455	37,532,492
TCW Emerging Markets Income Fund - Institutional Class	857,462	6,568,161
Vanguard Total Bond Market Index Fund - Institutional Class	1,490,836	15,340,700

Total Fixed Income Funds		93,846,900
Alternative Funds - 6.8%
BMO Alternative Strategies Fund - Institutional Class (1)	2,292,663	21,894,932

Total Mutual Funds (identified cost $241,899,766)		316,718,837

Short-Term Investments - 1.0%

Mutual Funds - 1.0%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	3,087,942	3,087,633

Total Short-Term Investments - 1.0% (identified cost $3,087,688)		3,087,633

Total Investments - 99.8% (identified cost $244,987,454)		319,806,470
Other Assets and Liabilities - 0.2%		719,651

Total Net Assets - 100.0%		$320,526,121

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 98.8%

Large-Cap Funds - 47.6%
BMO Dividend Income Fund - Institutional Class (1)	203,801	$3,010,140
BMO Large-Cap Growth Fund - Class R6 (1)	520,052	10,177,427
BMO Large-Cap Value Fund - Class R6 (1)	662,665	10,390,594
BMO Low Volatility Equity Fund - Institutional Class (1)	351,981	5,543,702
Dodge & Cox Stock Fund - Retail Class	18,380	3,811,743
Harbor Capital Appreciation Fund - Retirement Class	51,944	3,868,255
T Rowe Price Growth Stock Fund - Institutional Class	45,768	3,099,861
Vanguard Institutional Index Fund - Institutional Class	61,599	15,544,434

Total Large-Cap Funds		55,446,156
Mid-Cap Funds - 6.5%
BMO Mid-Cap Growth Fund - Class R6 (1)	121,880	2,089,023
BMO Mid-Cap Value Fund - Class R6 (1)	177,510	2,083,960
Vanguard Mid-Cap Index Fund - Institutional Class	82,253	3,466,149

Total Mid-Cap Funds		7,639,132
Small-Cap Funds - 5.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	154,275	2,969,792
BMO Small-Cap Value Fund - Class R6 (1)	149,543	2,006,869
Goldman Sachs Small Cap Value Fund - Institutional Class	17,734	1,048,817

Total Small-Cap Funds		6,025,478
International Funds - 22.6%
BMO Disciplined International Equity Fund - Institutional Class (1)	513,759	5,199,237
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	165,772	2,508,135
BMO Pyrford International Stock Fund - Class R6 (1)	407,603	5,103,183
Dodge & Cox International Stock Fund - Retail Class	125,448	5,109,515
MFS International Value Fund - Class R6	127,626	5,277,350
T Rowe Price International Discovery Fund - Institutional Class	49,180	3,067,848

Total International Funds		26,265,268
Fixed Income Funds - 11.3%
BMO TCH Core Plus Bond Fund - Institutional Class (1)	434,252	4,837,570
Metropolitan West Total Return Bond Fund - Plan Class	548,011	5,277,350
TCW Emerging Markets Income Fund - Institutional Class	117,546	900,403
Vanguard Total Bond Market Index Fund - Institutional Class	209,394	2,154,662

Total Fixed Income Funds		13,169,985
Alternative Funds - 5.6%
BMO Alternative Strategies Fund - Institutional Class (1)	679,334	6,487,636

Total Mutual Funds (identified cost $82,004,392)		115,033,655

Short-Term Investments - 1.2%

Mutual Funds - 1.2%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	1,390,926	1,390,786

Total Short-Term Investments - 1.2% (identified cost $1,390,821)		1,390,786

Total Investments - 100.0% (identified cost $83,395,213)		116,424,441
Other Assets and Liabilities - (0.0)%		(15,141)

Total Net Assets - 100.0%		$116,409,300

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018

(Unaudited)

Description	Shares	Value
Mutual Funds - 99.0%

Large-Cap Funds - 57.4%
BMO Dividend Income Fund - Institutional Class (1)	351,282	$5,188,435
BMO Large-Cap Growth Fund - Class R6 (1)	908,981	17,788,748
BMO Large-Cap Value Fund - Class R6 (1)	1,142,434	17,913,371
BMO Low Volatility Equity Fund - Institutional Class (1)	608,168	9,578,652
Dodge & Cox Stock Fund - Retail Class	31,488	6,530,302
Harbor Capital Appreciation Fund - Retirement Class	91,080	6,782,725
T Rowe Price Growth Stock Fund - Institutional Class	80,035	5,420,768
Vanguard Institutional Index Fund - Institutional Class	106,883	26,971,938

Total Large-Cap Funds		96,174,939
Mid-Cap Funds - 7.9%
BMO Mid-Cap Growth Fund - Class R6 (1)	211,812	3,630,450
BMO Mid-Cap Value Fund - Class R6 (1)	303,903	3,567,825
Vanguard Mid-Cap Index Fund - Institutional Class	141,718	5,972,004

Total Mid-Cap Funds		13,170,279
Small-Cap Funds - 6.2%
BMO Small-Cap Growth Fund - Institutional Class (1)	269,745	5,192,588
BMO Small-Cap Value Fund - Class R6 (1)	258,926	3,474,782
Goldman Sachs Small Cap Value Fund - Institutional Class	30,679	1,814,368

Total Small-Cap Funds		10,481,738
International Funds - 27.0%
BMO Disciplined International Equity Fund - Institutional Class (1)	883,751	8,943,556
BMO LGM Emerging Markets Equity Fund - Institutional Class (1)	288,065	4,358,420
BMO Pyrford International Stock Fund - Class R6 (1)	700,599	8,771,505
Dodge & Cox International Stock Fund - Retail Class	215,971	8,796,498
MFS International Value Fund - Class R6	219,523	9,077,263
T Rowe Price International Discovery Fund - Institutional Class	84,696	5,283,350

Total International Funds		45,230,592
Alternative Funds - 0.5%
BMO Alternative Strategies Fund - Institutional Class (1)	85,725	818,676

Total Mutual Funds (identified cost $106,408,979)		165,876,224

Short-Term Investments - 0.9%

Mutual Funds - 0.9%
BMO Institutional Prime Money Market Fund - Premier Class, 2.232% (1)	1,483,956	1,483,808

Total Short-Term Investments - 0.9% (identified cost $1,483,806)		1,483,808

Total Investments - 99.9% (identified cost $107,892,785)		167,360,032
Other Assets and Liabilities - 0.1%		150,369

Total Net Assets - 100.0%		$167,510,401

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2018.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

(2)	Holding is greater than 25% of portfolio value. Additional information regarding the underlying Fund’s holdings and financial statements may be found at https://www.sec.gov.

Additional Information Associated with the Schedules of Investments (Unaudited)

1. Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of November 30, 2018, the Corporation consisted of 42 portfolios, including 10 target retirement and 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 27 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

BMO Fund names as displayed throughout this report	Fund Inception Date	Investment Objective
Target Retirement
In-Retirement Fund	August 30, 2013	The investment objective of each Target Retirement
2015 Fund	December 27, 2013	Fund is to achieve growth, income, and conservation
2020 Fund	August 30, 2013	of capital to varying degrees depending on its
2025 Fund	December 27, 2013	proximity to its target date. As the Fund passes its
2030 Fund	August 30, 2013	target date, the Fund will reduce its emphasis on
2035 Fund	December 27, 2013	growth and increase its emphasis on income and
2040 Fund	August 30, 2013	preservation of capital.
2045 Fund	December 27, 2013
2050 Fund	August 30, 2013
2055 Fund	December 27, 2013
Target Risk
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2. Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

The Pricing Committee may determine that a security needs to be fair valued. In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America (“GAAP”), and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into fair value measurement.

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements, cash collateral received as part of the securities lending program, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2018, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. The Funds did not hold any Level 3 securities as of November 30, 2018.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Funds’ assets:

In-Retirement Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,893,236	$—	$—	$12,893,236
Short-Term Investments	121,074	—	—	121,074

Total	$13,014,310	$—	$—	$13,014,310

2015 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,438,700	$—	$—	$2,438,700
Short-Term Investments	27,787	—	—	27,787

Total	$2,466,487	$—	$—	$2,466,487

2020 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$70,963,669	$—	$—	$70,963,669
Short-Term Investments	692,947	—	—	692,947

Total	$71,656,616	$—	$—	$71,656,616

2025 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$25,584,516	$—	$—	$25,584,516
Short-Term Investments	327,006	—	—	327,006

Total	$25,911,522	$—	$—	$25,911,522

2030 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$94,145,237	$—	$—	$94,145,237
Short-Term Investments	950,785	—	—	950,785

Total	$95,096,022	$—	$—	$95,096,022

2035 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$14,560,048	$—	$—	$14,560,048
Short-Term Investments	154,806	—	—	154,806

Total	$14,714,854	$—	$—	$14,714,854

2040 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$55,724,309	$—	$—	$55,724,309
Short-Term Investments	561,862	—	—	561,862

Total	$56,286,171	$—	$—	$56,286,171

2045 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,315,173	$—	$—	$10,315,173
Short-Term Investments	115,880	—	—	115,880

Total	$10,431,053	$—	$—	$10,431,053

2050 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$45,221,840	$—	$—	$45,221,840
Short-Term Investments	455,961	—	—	455,961

Total	$45,677,801	$—	$—	$45,677,801

2055 Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,832,022	$—	$—	$10,832,022
Short-Term Investments	108,871	—	—	108,871

Total	$10,940,893	$—	$—	$10,940,893

Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$36,047,662	$—	$—	$36,047,662
Short-Term Investments	358,650	—	—	358,650

Total	$36,406,312	$—	$—	$36,406,312

Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$82,260,878	$—	$—	$82,260,878
Short-Term Investments	753,276	—	—	753,276

Total	$83,014,154	$—	$—	$83,014,154

Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$316,718,837	$—	$—	$316,718,837
Short-Term Investments	3,087,633	—	—	3,087,633

Total	$319,806,470	$—	$—	$319,806,470

Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$115,033,655	$—	$—	$115,033,655
Short-Term Investments	1,390,786	—	—	1,390,786

Total	$116,424,441	$—	$—	$116,424,441

Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Mutual Funds	$165,876,224	$—	$—	$165,876,224
Short-Term Investments	1,483,808	—	—	1,483,808

Total	$167,360,032	$—	$—	$167,360,032

3. Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2018. All securities listed on the table present the Institutional Class, except for BMO Institutional Prime Money Market, which has a Premier Class.

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions
In-Retirement Fund
Large-Cap Funds - 8.8%
BMO Low Volatility Equity Fund	$375,716	$33,426	$50,266	$(10,512)	$10,399	$358,763	$1,742	$—
BMO Dividend Income Fund	263,207	32,788	30,870	(14,600)	4,570	255,095	1,196	—
BMO Large-Cap Value Fund	387,491	51,634	44,954	(25,231)	4,855	373,795	1,272	—
BMO Large-Cap Growth Fund	168,032	26,241	19,040	(14,866)	2,993	163,360	—	—

						1,151,013
Mid-Cap Funds - 1.7%
BMO Mid-Cap Growth Fund	69,706	11,299	7,472	(7,413)	1,236	67,356	—	—
BMO Mid-Cap Value Fund	166,007	23,124	19,202	(12,941)	2,164	159,152	—	—

						226,508
Small-Cap Fund - 0.3%
BMO Small-Cap Growth Fund	42,366	8,246	4,683	(6,662)	756	40,023	—	—
International Funds - 5.0%
BMO LGM Emerging Markets Equity Fund	219,070	20,517	141,630	(46,043)	26,044	77,958	—	—
BMO Pyrford International Stock Fund	371,352	75,238	157,064	(37,147)	16,359	268,738	—	—
BMO Disciplined International Equity Fund	273,785	85,623	30,515	(22,783)	147	306,257	—	—

						652,953
Fixed Income Funds - 22.1%
BMO High Yield Bond Fund	249,728	10,321	19,237	(7,330)	(912)	232,570	3,381	—
BMO TCH Core Plus Bond Fund	2,583,316	345,472	214,719	(52,074)	(6,303)	2,655,692	22,276	—

						2,888,262
Alternative Funds - 6.9%
BMO Alternative Strategies Fund	967,286	23,439	63,780	(20,951)	(3,593)	902,401	—	—
Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	139,450	778,794	797,150	(12)	(8)	121,074	697	—

Totals	$6,276,512	$1,526,162	$1,600,582	$(278,565)	$58,707	$5,982,234	$30,564	$—

2015 Fund
Large-Cap Funds - 9.6%
BMO Low Volatility Equity Fund	$87,322	$5,705	$16,131	$(2,002)	$1,836	$76,730	$413	$—
BMO Dividend Income Fund	46,383	3,871	7,762	(2,272)	445	40,665	212	—
BMO Large-Cap Value Fund	92,266	8,998	15,330	(5,388)	498	81,044	306	—
BMO Large-Cap Growth Fund	49,607	8,002	11,507	(4,653)	1,163	42,612	—	—

						241,051
Mid-Cap Funds - 2.2%
BMO Mid-Cap Growth Fund	17,401	2,740	3,747	(1,793)	279	14,880	—	—
BMO Mid-Cap Value Fund	46,271	4,650	7,337	(3,119)	111	40,576	—	—

						55,456
Small-Cap Fund - 0.5%
BMO Small-Cap Growth Fund	15,204	2,660	2,924	(2,217)	147	12,870	—	—
International Funds - 6.4%
BMO LGM Emerging Markets Equity Fund	58,438	4,917	32,467	(7,647)	2,917	26,158	—	—
BMO Pyrford International Stock Fund	85,379	19,596	37,912	(5,160)	415	62,318	—	—
BMO Disciplined International Equity Fund	65,412	22,510	12,754	(5,197)	(157)	69,814	—	—

						158,290
Fixed Income Funds - 19.9%
BMO High Yield Bond Fund	42,165	2,272	6,240	(1,083)	(265)	36,849	559	—
BMO TCH Core Plus Bond Fund	468,537	64,639	62,022	(8,582)	(1,937)	460,635	3,979	—

						497,484
Alternative Funds - 7.4%
BMO Alternative Strategies Fund	210,087	9,725	29,522	(3,404)	(1,752)	185,134	—	—
Short-Term Investment - 1.1%
BMO Institutional Prime Money Market Fund	25,136	306,315	303,660	(3)	(1)	27,787	128	—

Totals	$1,309,608	$466,600	$549,315	$(52,520)	$3,699	$1,178,072	$5,597	$—

2020 Fund
Large-Cap Funds - 12.1%
BMO Low Volatility Equity Fund	$3,245,763	$70,428	$260,250	$(40,564)	$35,572	$3,050,949	$15,202	$—
BMO Dividend Income Fund	1,388,399	102,697	126,502	(72,437)	18,095	1,310,252	6,327	—
BMO Large-Cap Value Fund	3,393,863	279,566	656,001	(277,738)	87,356	2,827,046	11,191	—
BMO Large-Cap Growth Fund	2,012,234	192,494	507,533	(241,232)	86,000	1,541,963	—	—

						8,730,210
Mid-Cap Funds - 4.2%
BMO Mid-Cap Growth Fund	1,395,899	163,199	122,207	(135,259)	8,773	1,310,405	—	—
BMO Mid-Cap Value Fund	1,854,132	126,033	131,778	(128,609)	6,213	1,725,991	—	—

						3,036,396
Small-Cap Fund - 1.0%
BMO Small-Cap Growth Fund	776,962	120,722	61,528	(114,300)	3,152	725,008	—	—
International Funds - 10.5%
BMO LGM Emerging Markets Equity Fund	2,616,013	141,185	871,659	(223,288)	38,017	1,700,268	—	—
BMO Pyrford International Stock Fund	3,439,450	729,084	958,930	(229,867)	35,161	3,014,898	—	—
BMO Disciplined International Equity Fund	2,441,500	787,914	235,251	(208,767)	(320)	2,785,076	—	—

						7,500,242
Fixed Income Funds - 14.9%
BMO High Yield Bond Fund	694,199	28,072	60,719	(17,497)	(5,355)	638,700	9,395	—
BMO TCH Core Plus Bond Fund	8,253,259	2,932,197	926,136	(166,893)	(26,465)	10,065,962	76,587	—

						10,704,662
Alternative Funds - 6.2%
BMO Alternative Strategies Fund	4,859,396	127,778	407,696	(99,139)	(23,757)	4,456,582	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	633,912	3,358,829	3,299,585	—	(209)	692,947	3,857	—

Totals	$37,004,981	$9,160,198	$8,625,775	$(1,955,590)	$262,233	$35,846,047	$122,559	$—

2025 Fund
Large-Cap Funds - 11.8%
BMO Low Volatility Equity Fund	$819,600	$76,641	$91,260	$(1,974)	$914	$803,921	$3,892	$—
BMO Dividend Income Fund	343,957	30,920	23,062	(14,135)	51	337,731	1,592	—
BMO Large-Cap Value Fund	1,267,274	138,301	87,796	(70,489)	(877)	1,246,413	4,240	—
BMO Large-Cap Growth Fund	702,684	89,548	65,598	(52,888)	1,005	674,751	—	—

						3,062,816
Mid-Cap Funds - 5.7%
BMO Mid-Cap Growth Fund	755,872	99,880	58,932	(68,806)	(641)	727,373	—	—
BMO Mid-Cap Value Fund	765,016	86,265	46,719	(51,242)	(1,575)	751,745	—	—

						1,479,118
Small-Cap Fund - 1.8%
BMO Small-Cap Growth Fund	487,780	84,213	33,777	(69,941)	(1,561)	466,714	—	—
International Funds - 12.8%
BMO LGM Emerging Markets Equity Fund	1,155,289	132,343	336,817	(39,877)	(39,951)	870,987	—	—
BMO Pyrford International Stock Fund	1,268,088	400,349	88,745	(72,971)	(2,825)	1,503,896	—	—
BMO Disciplined International Equity Fund	706,630	373,242	46,973	(67,971)	(2,384)	962,544	—	—

						3,337,427
Fixed Income Funds - 9.3%
BMO High Yield Bond Fund	184,368	21,699	19,310	(5,276)	(1,124)	180,357	2,591	—
BMO TCH Core Plus Bond Fund	2,024,468	477,876	213,204	(40,120)	(7,143)	2,241,877	18,270	—

						2,422,234
Alternative Funds - 5.6%
BMO Alternative Strategies Fund	1,466,028	161,138	143,703	(29,878)	(8,968)	1,444,617	—	—
Short-Term Investment - 1.3%
BMO Institutional Prime Money Market Fund	284,649	2,169,328	2,126,909	(17)	(45)	327,006	1,454	—

Totals	$12,231,703	$4,341,743	$3,382,805	$(585,585)	$(65,124)	$12,539,932	$32,039	$—

2030 Fund
Large-Cap Funds - 13.1%
BMO Low Volatility Equity Fund	$3,501,786	$267,637	$406,456	$(35,048)	$28,949	$3,356,868	$16,461	$—
BMO Dividend Income Fund	1,394,440	93,227	85,593	(58,492)	2,093	1,345,675	6,423	—
BMO Large-Cap Value Fund	5,472,625	360,941	266,215	(301,536)	(862)	5,264,953	18,201	—
BMO Large-Cap Growth Fund	2,718,171	295,526	192,914	(217,938)	16,487	2,619,332	—	—

						12,586,828
Mid-Cap Funds - 6.4%
BMO Mid-Cap Growth Fund	3,207,506	391,188	225,157	(296,157)	884	3,078,264	—	—
BMO Mid-Cap Value Fund	3,182,919	223,172	151,308	(210,954)	(4,692)	3,039,137	—	—

						6,117,401
Small-Cap Fund - 2.1%
BMO Small-Cap Growth Fund	2,132,168	363,363	176,200	(311,473)	3,868	2,011,726	—	—
International Funds - 14.2%
BMO LGM Emerging Markets Equity Fund	4,823,831	457,730	1,310,253	(229,004)	(94,003)	3,648,301	—	—
BMO Pyrford International Stock Fund	5,340,034	1,463,150	313,933	(308,621)	(5,927)	6,174,703	—	—
BMO Disciplined International Equity Fund	2,854,432	1,453,741	208,483	(274,187)	(6,705)	3,818,798	—	—

						13,641,802
Fixed Income Funds - 6.4%
BMO High Yield Bond Fund	498,765	48,787	62,214	(12,897)	(3,887)	468,554	6,830	—
BMO TCH Core Plus Bond Fund	5,092,907	1,504,702	770,403	(95,211)	(22,162)	5,709,833	45,700	—

						6,178,387
Alternative Funds - 5.1%
BMO Alternative Strategies Fund	5,166,435	391,966	567,386	(96,834)	(36,823)	4,857,358	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	996,505	4,962,463	5,007,904	—	(279)	950,785	5,192	—

Totals	$46,382,524	$12,277,593	$9,744,419	$(2,448,352)	$(123,059)	$46,344,287	$98,807	$—

2035 Fund
Large-Cap Funds - 14.0%
BMO Low Volatility Equity Fund	$589,250	$37,686	$69,685	$(1,573)	$462	$556,140	$2,801	$—
BMO Dividend Income Fund	232,312	18,220	20,999	(9,437)	95	220,191	1,078	—
BMO Large-Cap Value Fund	913,620	71,998	69,957	(49,670)	(166)	865,825	3,060	—
BMO Large-Cap Growth Fund	455,800	49,394	36,125	(34,133)	1,160	436,096	—	—

						2,078,252
Mid-Cap Funds - 7.2%
BMO Mid-Cap Growth Fund	547,994	73,691	43,304	(49,217)	(95)	529,069	—	—
BMO Mid-Cap Value Fund	556,464	46,620	36,717	(36,671)	(765)	528,931	—	—

						1,058,000
Small-Cap Fund - 2.3%
BMO Small-Cap Growth Fund	362,132	58,002	25,943	(50,934)	(1,196)	342,061	—	—
International Funds - 15.7%
BMO LGM Emerging Markets Equity Fund	828,988	104,763	242,102	(28,231)	(26,389)	637,029	—	—
BMO Pyrford International Stock Fund	912,658	306,791	120,228	(49,172)	(3,599)	1,046,450	—	—
BMO Disciplined International Equity Fund	478,252	263,243	61,547	(42,199)	(4,224)	633,525	—	—

						2,317,004
Fixed Income Funds - 4.3%
BMO High Yield Bond Fund	46,372	5,245	6,735	(1,240)	(317)	43,325	634	—
BMO TCH Core Plus Bond Fund	478,344	206,809	82,218	(8,986)	(2,370)	591,579	4,483	—

						634,904
Alternative Funds - 4.5%
BMO Alternative Strategies Fund	709,577	64,321	91,338	(12,908)	(5,322)	664,330	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	159,390	1,162,706	1,167,286	(28)	24	154,806	827	—

Totals	$7,271,153	$2,469,489	$2,074,184	$(374,399)	$(42,702)	$7,249,357	$12,883	$—

2040 Fund
Large-Cap Funds - 14.7%
BMO Low Volatility Equity Fund	$2,413,476	$142,336	$285,260	$(15,834)	$11,556	$2,266,274	$11,337	$—
BMO Dividend Income Fund	840,928	41,259	57,499	(35,911)	2,156	790,933	3,871	—
BMO Large-Cap Value Fund	3,720,345	189,795	207,428	(206,730)	3,414	3,499,396	12,365	—
BMO Large-Cap Growth Fund	1,882,018	174,344	170,497	(157,919)	20,982	1,748,928	—	—

						8,305,531
Mid-Cap Funds - 7.1%
BMO Mid-Cap Growth Fund	2,115,628	196,819	143,285	(198,741)	5,383	1,975,804	—	—
BMO Mid-Cap Value Fund	2,159,406	90,643	80,615	(144,244)	(603)	2,024,587	—	—

						4,000,391
Small-Cap Fund - 2.4%
BMO Small-Cap Growth Fund	1,469,529	168,377	75,048	(213,033)	2,237	1,352,062	—	—
International Funds - 16.5%
BMO LGM Emerging Markets Equity Fund	3,383,901	211,135	756,603	(146,478)	(73,432)	2,618,523	—	—
BMO Pyrford International Stock Fund	3,637,748	1,025,732	269,859	(205,700)	(4,873)	4,183,048	—	—
BMO Disciplined International Equity Fund	1,899,386	995,816	148,556	(180,600)	(5,160)	2,560,886	—	—

						9,362,457
Fixed Income Funds - 2.9%
BMO High Yield Bond Fund	120,313	13,237	17,069	(2,364)	(1,618)	112,499	1,628	—
BMO TCH Core Plus Bond Fund	1,023,784	673,097	154,733	(21,582)	(3,435)	1,517,131	10,275	—

						1,629,630
Alternative Funds - 4.2%
BMO Alternative Strategies Fund	2,516,502	236,512	334,099	(43,088)	(20,577)	2,355,250	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	593,100	2,576,334	2,607,472	8	(108)	561,862	3,104	—

Totals	$27,776,064	$6,735,436	$5,308,023	$(1,572,216)	$(64,078)	$27,567,183	$42,580	$—

2045 Fund
Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$452,452	$43,689	$78,311	$(1,390)	$262	$416,702	$2,143	$—
BMO Dividend Income Fund	157,649	16,931	20,737	(6,321)	(166)	147,356	732	—
BMO Large-Cap Value Fund	708,703	75,531	85,337	(37,868)	(1,649)	659,380	2,375	—
BMO Large-Cap Growth Fund	352,828	35,925	31,586	(26,580)	289	330,876	—	—

						1,554,314
Mid-Cap Funds - 7.2%
BMO Mid-Cap Growth Fund	407,953	49,574	39,042	(37,380)	(761)	380,344	—	—
BMO Mid-Cap Value Fund	404,827	40,411	43,101	(26,203)	(1,565)	374,369	—	—

						754,713
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	286,966	46,909	30,336	(40,841)	(1,177)	261,521	—	—
International Funds - 16.5%
BMO LGM Emerging Markets Equity Fund	656,658	82,942	196,868	(18,576)	(24,931)	499,225	—	—
BMO Pyrford International Stock Fund	693,158	227,594	100,376	(37,142)	(4,055)	779,179	—	—
BMO Disciplined International Equity Fund	356,091	207,920	60,520	(30,534)	(4,988)	467,969	—	—

						1,746,373
Fixed Income Funds - 2.9%
BMO High Yield Bond Fund	22,555	2,651	4,186	(538)	(222)	20,260	307	—
BMO TCH Core Plus Bond Fund	203,217	128,581	43,793	(3,587)	(1,418)	283,000	2,033	—

						303,260
Alternative Funds - 3.4%
BMO Alternative Strategies Fund	393,140	39,470	68,738	(5,984)	(4,131)	353,757	—	—
Short-Term Investment - 1.1%
BMO Institutional Prime Money Market Fund	107,226	893,166	884,490	(7)	(15)	115,880	564	—

Totals	$5,203,423	$1,891,294	$1,687,421	$(272,951)	$(44,527)	$5,089,818	$8,154	$—

2050 Fund
Large-Cap Funds - 14.8%
BMO Low Volatility Equity Fund	$1,862,809	$167,035	$188,895	$(3,562)	$1,735	$1,839,122	$8,766	$—
BMO Dividend Income Fund	650,742	61,438	43,935	(26,096)	(303)	641,846	2,993	—
BMO Large-Cap Value Fund	2,928,340	297,456	177,190	(159,527)	(3,501)	2,885,578	9,715	—
BMO Large-Cap Growth Fund	1,445,732	168,211	85,693	(109,251)	264	1,419,263	—	—

						6,785,809
Mid-Cap Funds - 7.2%
BMO Mid-Cap Growth Fund	1,682,233	236,344	112,694	(155,664)	(1,037)	1,649,182	—	—
BMO Mid-Cap Value Fund	1,675,987	141,200	59,768	(112,110)	(2,358)	1,642,951	—	—

						3,292,133
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	1,170,437	216,656	71,434	(170,120)	(2,619)	1,142,920	—	—
International Funds - 16.8%
BMO LGM Emerging Markets Equity Fund	2,735,684	305,575	648,362	(108,050)	(69,477)	2,215,370	—	—
BMO Pyrford International Stock Fund	2,855,898	946,251	189,399	(166,290)	(6,507)	3,439,953	—	—
BMO Disciplined International Equity Fund	1,471,361	876,796	119,515	(144,640)	(5,817)	2,078,185	—	—

						7,733,508
Fixed Income Funds - 3.0%
BMO High Yield Bond Fund	92,963	11,438	9,865	(2,351)	(890)	91,295	1,297	—
BMO TCH Core Plus Bond Fund	836,669	590,521	129,548	(16,988)	(3,884)	1,276,770	8,612	—

						1,368,065
Alternative Funds - 3.5%
BMO Alternative Strategies Fund	1,626,856	164,740	155,563	(32,895)	(10,390)	1,592,748	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	548,434	2,712,298	2,804,702	6	(75)	455,961	2,654	—

Totals	$21,584,145	$6,895,959	$4,796,563	$(1,207,538)	$(104,859)	$22,371,144	$34,037	$—

2055 Fund
Large-Cap Funds - 14.7%
BMO Low Volatility Equity Fund	$449,686	$41,359	$53,021	$(671)	$229	$437,582	$2,136	$—
BMO Dividend Income Fund	156,686	18,250	13,861	(6,225)	(110)	154,740	729	—
BMO Large-Cap Value Fund	704,332	93,320	66,175	(37,956)	(1,102)	692,419	2,367	—
BMO Large-Cap Growth Fund	351,105	43,130	20,456	(26,469)	143	347,453	—	—

						1,632,194
Mid-Cap Funds - 7.1%
BMO Mid-Cap Growth Fund	405,851	59,826	28,296	(37,029)	(953)	399,399	—	—
BMO Mid-Cap Value Fund	402,728	50,150	32,318	(26,430)	(1,003)	393,127	—	—

						792,526
Small-Cap Fund - 2.5%
BMO Small-Cap Growth Fund	284,652	54,580	22,821	(40,654)	(1,132)	274,625	—	—
International Funds - 16.5%
BMO LGM Emerging Markets Equity Fund	648,940	83,237	165,192	(20,885)	(21,860)	524,240	—	—
BMO Pyrford International Stock Fund	688,964	220,326	49,650	(39,495)	(1,925)	818,220	—	—
BMO Disciplined International Equity Fund	353,625	210,806	36,900	(33,558)	(2,555)	491,418	—	—

						1,833,878
Fixed Income Funds - 2.9%
BMO High Yield Bond Fund	22,427	3,132	3,513	(605)	(166)	21,275	312	—
BMO TCH Core Plus Bond Fund	201,673	139,274	38,755	(3,729)	(1,281)	297,182	2,063	—

						318,457
Alternative Funds - 3.4%
BMO Alternative Strategies Fund	390,483	47,718	56,466	(6,650)	(3,601)	371,484	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	113,983	928,628	933,725	(10)	(5)	108,871	633	—

Totals	$5,175,135	$1,993,736	$1,521,149	$(280,366)	$(35,321)	$5,332,035	$8,240	$—

Conservative Allocation Fund
Large-Cap Funds - 6.9%
BMO Low Volatility Equity Fund	$502,366	$32,412	$53,433	$(8,237)	$7,532	$480,640	$2,377	$—
BMO Dividend Income Fund	272,453	21,896	23,350	(13,290)	2,063	259,772	1,258	—
BMO Large-Cap Value Fund	939,524	86,863	78,087	(54,244)	1,439	895,495	3,142	—
BMO Large-Cap Growth Fund	759,172	281,560	96,826	(64,297)	(2,550)	877,059	—	—

						2,512,966
Mid-Cap Funds - 1.0%
BMO Mid-Cap Growth Fund	187,974	24,716	16,072	(17,799)	324	179,143	—	—
BMO Mid-Cap Value Fund	186,532	18,963	14,296	(12,731)	(24)	178,444	—	—

						357,587
Small-Cap Funds - 1.2%
BMO Small-Cap Growth Fund	273,366	48,138	26,010	(38,535)	(1,627)	255,332	—	—
BMO Small-Cap Value Fund	179,494	23,840	10,724	(19,871)	(1,111)	171,628	—	—

						426,960
International Funds - 3.0%
BMO LGM Emerging Markets Equity Fund	370,501	47,131	173,905	(44,944)	17,644	216,427	—	—
BMO Pyrford International Stock Fund	463,225	31,649	32,936	(24,362)	557	438,133	—	—
BMO Disciplined International Equity Fund	434,906	85,788	37,186	(33,982)	(602)	448,924	—	—

						1,103,484
Fixed Income Funds - 24.1%
BMO TCH Core Plus Bond Fund	9,213,483	395,979	596,289	(243,398)	35,262	8,805,037	78,178	—
Alternative Funds - 10.4%
BMO Alternative Strategies Fund	3,899,071	150,709	142,420	(98,033)	(4,162)	3,805,165	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	355,561	2,163,261	2,160,072	(22)	(78)	358,650	1,943	—

Totals	$18,037,628	$3,412,905	$3,461,606	$(673,745)	$54,667	$17,369,849	$86,898	$—

Moderate Allocation Fund
Large-Cap Funds - 13.3%
BMO Low Volatility Equity Fund	$2,032,002	$177,110	$129,947	$(5,344)	$(575)	$2,073,246	$10,344	$—
BMO Dividend Income Fund	1,106,088	135,871	57,735	(46,347)	(2,373)	1,135,504	5,470	—
BMO Large-Cap Value Fund	3,809,217	568,692	242,959	(220,392)	(8,053)	3,906,505	13,634	—
BMO Large-Cap Growth Fund	3,099,756	1,405,403	311,205	(293,664)	3,376	3,903,666	—	—

						11,018,921
Mid-Cap Funds - 1.9%
BMO Mid-Cap Growth Fund	781,319	166,499	67,226	(78,932)	3,957	805,617	—	—
BMO Mid-Cap Value Fund	760,158	126,830	44,570	(52,192)	(2,991)	787,235	—	—

						1,592,852
Small-Cap Funds - 2.3%
BMO Small-Cap Growth Fund	1,126,518	298,910	124,183	(161,296)	(7,827)	1,132,122	—	—
BMO Small-Cap Value Fund	737,511	145,726	41,520	(85,788)	(4,763)	751,166	—	—

						1,883,288
International Funds - 5.7%
BMO LGM Emerging Markets Equity Fund	1,529,751	229,305	703,531	(156,953)	43,332	941,904	—	—
BMO Pyrford International Stock Fund	1,891,995	221,537	106,742	(98,883)	(1,920)	1,905,987	—	—
BMO Disciplined International Equity Fund	1,773,218	463,664	146,678	(143,830)	(2,067)	1,944,307	—	—

						4,792,198
Fixed Income Funds - 17.3%
BMO TCH Core Plus Bond Fund	14,497,972	1,770,249	1,495,320	(329,020)	(18,843)	14,425,038	131,026	—
Alternative Funds - 8.3%
BMO Alternative Strategies Fund	6,790,183	703,812	436,071	(170,163)	(18,569)	6,869,192	—	—
Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	775,889	5,691,711	5,714,303	(80)	59	753,276	4,382	—

Totals	$40,711,577	$12,105,319	$9,621,990	$(1,842,884)	$(17,257)	$41,334,765	$164,856	$—

Balanced Allocation Fund
Large-Cap Funds - 19.2%
BMO Low Volatility Equity Fund	$12,453,938	$601,610	$1,426,429	$(297,712)	$275,081	$11,606,488	$58,891	$—
BMO Dividend Income Fund	6,738,334	470,838	582,773	(363,808)	89,381	6,351,972	30,926	—
BMO Large-Cap Value Fund	23,327,787	1,598,327	1,808,501	(1,324,040)	37,968	21,831,541	77,058	—
BMO Large-Cap Growth Fund	18,934,980	6,958,654	2,479,594	(1,639,524)	18,079	21,792,595	—	—

						61,582,596
Mid-Cap Funds - 2.8%
BMO Mid-Cap Growth Fund	4,740,219	611,422	516,526	(508,611)	85,793	4,412,297	—	—
BMO Mid-Cap Value Fund	4,653,183	310,266	304,984	(331,519)	17,510	4,344,456	—	—

						8,756,753
Small-Cap Funds - 3.2%
BMO Small-Cap Growth Fund	6,798,574	1,175,442	770,898	(948,857)	(7,692)	6,246,569	—	—
BMO Small-Cap Value Fund	4,471,911	548,459	338,392	(481,968)	(28,186)	4,171,824	—	—

						10,418,393
International Funds - 8.3%
BMO LGM Emerging Markets Equity Fund	9,217,067	646,247	3,992,191	(722,344)	53,907	5,202,686	—	—
BMO Pyrford International Stock Fund	11,571,062	604,378	981,079	(607,126)	38,202	10,625,437	—	—
BMO Disciplined International Equity Fund	10,878,121	1,680,877	940,308	(819,329)	(16,528)	10,782,833	—	—

						26,610,956
Fixed Income Funds - 10.7%
BMO TCH Core Plus Bond Fund	37,665,037	3,419,524	5,840,561	(838,143)	(310)	34,405,547	316,317	—
Alternative Funds - 6.8%
BMO Alternative Strategies Fund	23,958,550	1,450,152	2,904,434	(444,111)	(165,225)	21,894,932	—	—
Short-Term Investment - 1.0%
BMO Institutional Prime Money Market Fund	3,049,731	17,285,493	17,246,142	(597)	(852)	3,087,633	16,329	—

Totals	$178,458,494	$37,361,689	$40,132,812	$(9,327,689)	$397,128	$166,756,810	$499,521	$—

Growth Allocation Fund
Large-Cap Funds - 25.0%
BMO Low Volatility Equity Fund	$5,855,374	$255,731	$554,582	$(43,433)	$30,612	$5,543,702	$27,290	$—
BMO Dividend Income Fund	3,172,832	127,751	160,974	(153,395)	23,926	3,010,140	14,370	—
BMO Large-Cap Value Fund	10,921,715	525,727	451,177	(615,826)	10,155	10,390,594	35,947	—
BMO Large-Cap Growth Fund	8,812,911	2,545,505	400,289	(788,320)	7,620	10,177,427	—	—

						29,121,863
Mid-Cap Funds - 3.6%
BMO Mid-Cap Growth Fund	2,202,922	215,756	130,375	(219,652)	20,372	2,089,023	—	—
BMO Mid-Cap Value Fund	2,186,018	109,265	63,740	(151,488)	3,905	2,083,960	—	—

						4,172,983
Small-Cap Funds - 4.2%
BMO Small-Cap Growth Fund	3,184,146	439,345	201,373	(451,068)	(1,258)	2,969,792	—	—
BMO Small-Cap Value Fund	2,108,363	200,860	62,437	(234,916)	(5,001)	2,006,869	—	—

						4,976,661
International Funds - 11.0%
BMO LGM Emerging Markets Equity Fund	4,339,273	349,001	1,863,170	(332,587)	15,618	2,508,135	—	—
BMO Pyrford International Stock Fund	5,384,484	173,509	182,273	(274,677)	2,140	5,103,183	—	—
BMO Disciplined International Equity Fund	5,055,538	804,633	267,650	(395,035)	1,751	5,199,237	—	—

						12,810,555
Fixed Income Funds - 4.2%
BMO TCH Core Plus Bond Fund	4,857,916	508,428	419,380	(100,418)	(8,976)	4,837,570	41,467	—
Alternative Funds - 5.6%
BMO Alternative Strategies Fund	6,869,639	383,680	588,618	(139,305)	(37,760)	6,487,636	—	—
Short-Term Investment - 1.2%
BMO Institutional Prime Money Market Fund	1,153,827	4,717,294	4,480,095	(34)	(206)	1,390,786	6,203	—

Totals	$66,104,958	$11,356,485	$9,826,133	$(3,900,154)	$62,898	$63,798,054	$125,277	$—

Aggressive Allocation Fund
Large-Cap Funds - 30.1%
BMO Low Volatility Equity Fund	$10,152,602	$351,918	$905,050	$(91,076)	$70,258	$9,578,652	$47,671	$—
BMO Dividend Income Fund	5,485,222	254,481	328,391	(265,801)	42,924	5,188,435	25,191	—
BMO Large-Cap Value Fund	18,863,548	1,104,907	1,010,934	(1,052,850)	8,700	17,913,371	62,991	—
BMO Large-Cap Growth Fund	15,287,855	4,459,563	599,960	(1,346,989)	(11,721)	17,788,748	—	—

						50,469,206
Mid-Cap Funds - 4.3%
BMO Mid-Cap Growth Fund	3,822,358	303,122	143,789	(370,558)	19,317	3,630,450	—	—
BMO Mid-Cap Value Fund	3,793,047	188,951	157,837	(263,718)	7,382	3,567,825	—	—

						7,198,275
Small-Cap Funds - 5.2%
BMO Small-Cap Growth Fund	5,525,370	722,387	255,985	(793,881)	(5,303)	5,192,588	—	—
BMO Small-Cap Value Fund	3,657,921	331,168	96,952	(410,729)	(6,626)	3,474,782	—	—

						8,667,370
International Funds - 13.2%
BMO LGM Emerging Markets Equity Fund	7,494,805	603,618	3,196,993	(489,872)	(53,138)	4,358,420	—	—
BMO Pyrford International Stock Fund	9,357,100	457,910	570,463	(509,076)	36,034	8,771,505	—	—
BMO Disciplined International Equity Fund	8,880,022	1,294,129	534,987	(679,853)	(15,755)	8,943,556	—	—

						22,073,481
Alternative Funds - 0.5%
BMO Alternative Strategies Fund	896,397	54,684	109,632	(17,890)	(4,883)	818,676	—	—
Short-Term Investment - 0.9%
BMO Institutional Prime Money Market Fund	1,600,930	5,613,146	5,729,987	(128)	(153)	1,483,808	8,790	—

Totals	$94,817,177	$15,739,984	$13,640,960	$(6,292,421)	$87,036	$90,710,816	$144,643	$—

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter ended November 30, 2017 that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.	Description of Exhibit
99.2	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO Funds, Inc.

/s/ John M. Blaser
By: John M. Blaser
President
January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John M. Blaser
By: John M. Blaser
President
(Principal Executive Officer)
January 29, 2019

/s/ Timothy M. Bonin
By: Timothy M. Bonin
Treasurer
(Principal Executive Officer)
January 29, 2019